UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.92%
	AllianceBernstein L.P. — 40.41%
	Aerospace & Defense — 0.43%
31,700	Northrop Grumman Corp.	$2,079

	Agricultural Products — 0.92%
95,800	Archer-Daniels-Midland Co.	2,768
26,900	Bunge Ltd.	1,658

		4,426

	Airlines — 0.45%
148,400	Delta Air Lines, Inc. (a)	2,165

	Apparel Retail — 1.34%
95,800	Limited Brands, Inc.	2,358
38,000	Ross Stores, Inc.	2,032
90,300	The Gap, Inc.	2,087

		6,477

	Automobile Manufacturers — 0.54%
208,400	Ford Motor Co. (a)	2,620

	Broadcasting — 0.42%
145,955	CBS Corp., Class - B	2,035

	Cable & Satellite — 1.53%
107,400	Comcast Corp., Class - A	2,021
100,800	Time Warner Cable, Inc.	5,374

		7,395

	Communications Equipment — 2.16%
70,500	Corning, Inc.	1,425
809,800	Motorola, Inc. (a)	5,685
213,000	Nokia Corp. - Sponsored ADR	3,310

		10,420

	Computer Hardware — 0.84%
271,100	Dell, Inc. (a)	4,069

	Consumer Electronics — 0.67%
83,900	Garmin Ltd.	3,228

	Department Stores — 0.69%
33,800	J.C. Penney Co., Inc.	1,087
103,500	Macy’s, Inc.	2,253

		3,340

	Distillers & Vintners — 0.35%
103,300	Constellation Brands, Inc., Class - A (a)	1,698

	Diversified Banks — 2.06%
78,500	U.S. Bancorp	2,031
253,200	Wells Fargo & Co.	7,880

		9,911

	Diversified Capital Markets — 0.77%
48,300	Deutsche Bank AG - Registered	3,713

	Diversified Chemicals — 1.03%
101,600	E.I. du Pont de Nemours & Co.	3,784
96,200	Huntsman Corp.	1,159

		4,943

	Diversified Metals & Mining — 0.77%
44,200	Freeport-Mcmoran Copper & Gold, Inc.	3,692

	Electronic Manufacturing Services — 0.86%
150,000	Tyco Electronics Ltd.	4,122

	Food Retail — 0.42%
12,700	Safeway, Inc.	316
101,400	SUPERVALU, Inc.	1,691

		2,007

	Home Improvement Retail — 0.13%
25,900	Lowe’s Cos., Inc.	628

	Homebuilding — 0.61%
78,500	D.R. Horton, Inc.	989
1,442	NVR, Inc. (a)	1,048
79,600	Pulte Group, Inc. (a)	895

		2,932

	Hotels, Resorts & Cruise Lines — 0.56%
81,900	Royal Caribbean Cruises Ltd. (a)	2,702

	Independent Power Producers & Energy Traders — 0.01%
13,700	RRI Energy, Inc. (a)	51

	Industrial Conglomerates — 1.69%
357,900	General Electric Co.	6,514
77,100	Textron, Inc.	1,637

		8,151

	Industrial Machinery — 1.15%
105,100	Ingersoll-Rand PLC	3,665
28,500	SPX Corp.	1,890

		5,555

	Integrated Oil & Gas — 1.10%
103,200	ConocoPhillips	5,281

	Integrated Telecommunication Services — 0.92%
171,900	AT&T, Inc.	4,442

	Internet Software & Services — 0.21%
40,900	AOL, Inc. (a)	1,034

	Investment Banking & Brokerage — 2.41%
94,900	Morgan Stanley	2,779
51,900	The Goldman Sachs Group, Inc.	8,856

		11,635

	Life & Health Insurance — 0.29%
56,800	Unum Group	1,407

	Managed Health Care — 0.40%
54,300	Aetna, Inc.	1,906

	Movies & Entertainment — 1.96%
293,300	News Corp., Class - A	4,227
102,600	Time Warner, Inc.	3,208
59,100	Viacom, Inc., Class - B (a)	2,032

		9,467

	Multi-Utilities — 0.28%
84,200	NiSource, Inc.	1,330

	Oil & Gas Drilling — 0.47%
26,700	ENSCO International PLC - Sponsored ADR	1,196
36,500	Rowan Cos., Inc. (a)	1,062

		2,258

	Oil & Gas Exploration & Production — 3.08%
33,500	Apache Corp.	3,400
37,800	Cimarex Energy Co.	2,245
81,350	Devon Energy Corp.	5,241
37,200	Newfield Exploration Co. (a)	1,936
81,500	Nexen, Inc.	2,014

		14,836

	Oil & Gas Refining & Marketing — 0.55%
134,800	Valero Energy Corp.	2,656

	Other Diversified Financial Services — 2.66%
346,100	Bank of America Corp.	6,178
148,900	JPMorgan Chase & Co.	6,663

		12,841

	Packaged Foods & Meats — 0.34%
77,900	Smithfield Foods, Inc. (a)	1,616

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Pharmaceuticals — 2.34%
147,900	Merck & Co., Inc.	$5,524
336,658	Pfizer, Inc.	5,774

		11,298

	Property & Casualty Insurance — 1.13%
18,000	ACE Ltd.	941
38,975	The Travelers Cos., Inc.	2,102
126,700	XL Capital Ltd., Class - A	2,395

		5,438

	Steel — 0.43%
45,500	AK Steel Holding Corp.	1,040
59,000	Steel Dynamics, Inc.	1,031

		2,071

	Systems Software — 0.30%
85,800	Symantec Corp. (a)	1,452

	Tobacco — 0.41%
96,300	Altria Group, Inc.	1,976

	Wireless Telecommunication Services — 0.73%
923,800	Sprint Nextel Corp. (a)	3,510

	Total AllianceBernstein L.P.	194,813

	Institutional Capital, LLC — 22.46%
	Aerospace & Defense — 0.73%
77,307	Honeywell International, Inc.	3,500

	Auto Parts & Equipment — 0.45%
65,528	Johnson Controls, Inc.	2,162

	Brewers — 0.29%
33,459	Molson Coors Brewing Co., Class - B	1,407

	Building Products — 0.32%
98,761	Masco Corp.	1,533

	Communications Equipment — 0.94%
84,150	Cisco Systems, Inc. (a)	2,191
55,900	Qualcomm, Inc.	2,347

		4,538

	Computer Hardware — 0.64%
57,826	Hewlett-Packard Co.	3,073

	Construction & Farm Machinery & Heavy Trucks — 0.92%
47,919	Caterpillar, Inc.	3,012
22,906	Cummins, Inc.	1,419

		4,431

	Consumer Finance — 0.31%
36,311	Capital One Financial Corp.	1,504

	Diversified Banks — 1.72%
154,457	U.S. Bancorp	3,998
138,147	Wells Fargo & Co.	4,299

		8,297

	Gold — 0.68%
64,664	Newmont Mining Corp.	3,293

	Health Care Equipment — 0.56%
53,278	Covidien PLC	2,679

	Health Care Services — 0.22%
16,550	DaVita, Inc. (a)	1,049

	Home Improvement Retail — 0.88%
174,268	Lowe’s Cos., Inc.	4,224

	Human Resource & Employment Services — 0.11%
18,100	Robert Half International, Inc.	551

	Industrial Conglomerates — 0.20%
44,899	Textron, Inc.	953

	Insurance Brokers — 0.48%
54,779	Aon Corp.	2,340

	Integrated Oil & Gas — 2.60%
49,375	Chevron Corp.	3,744
56,900	ConocoPhillips	2,912
93,588	Marathon Oil Corp.	2,961
34,340	Occidental Petroleum Corp.	2,903

		12,520

	Integrated Telecommunication Services — 0.45%
73,873	BCE, Inc.	2,168

	Investment Banking & Brokerage — 0.22%
57,000	TD Ameritrade Holding Corp. (a)	1,086

	IT Consulting & Other Services — 0.39%
45,274	Accenture PLC, Class - A	1,899

	Life & Health Insurance — 0.52%
46,024	Aflac, Inc.	2,499

	Metal & Glass Containers — 0.43%
57,896	Owens-Illinois, Inc. (a)	2,058

	Movies & Entertainment — 0.80%
112,608	Viacom, Inc., Class - B (a)	3,872

	Oil & Gas Equipment & Services — 0.52%
83,836	Halliburton Co.	2,526

	Other Diversified Financial Services — 0.76%
82,445	JPMorgan Chase & Co.	3,689

	Pharmaceuticals — 2.26%
89,711	Merck & Co., Inc.	3,351
208,986	Pfizer, Inc.	3,584
105,495	Sanofi-Aventis - ADR	3,941

		10,876

	Railroads — 0.60%
56,542	CSX Corp.	2,878

	Regional Banks — 0.57%
84,295	BB&T Corp.	2,730

	Restaurants — 0.24%
17,092	McDonald’s Corp.	1,140

	Semiconductors — 0.67%
132,998	Texas Instruments, Inc.	3,254

	Soft Drinks — 1.37%
70,926	PepsiCo, Inc.	4,692
34,668	The Coca-Cola Co.	1,907

		6,599

	Wireless Telecommunication Services — 0.61%
125,317	Vodafone Group PLC - Sponsored ADR	2,919

	Total Institutional Capital, LLC	108,247

	SSgA Funds Management, Inc. — 35.05%
	Aerospace & Defense — 0.87%
12,997	General Dynamics Corp.	1,003
11,098	Northrop Grumman Corp.	728
3,849	Raytheon Co.	220
27,755	The Boeing Co.	2,015
2,903	United Technologies Corp.	214

		4,180

	Agricultural Products — 0.07%
11,672	Archer-Daniels-Midland Co.	337

	Air Freight & Logistics — 0.25%
12,977	FedEx Corp.	1,212

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aluminum — 0.06%
21,487	Alcoa, Inc.	$306

	Apparel Retail — 0.01%
2,543	The Gap, Inc.	59

	Asset Management & Custody Banks — 0.37%
39,457	Bank of New York Mellon Corp.	1,219
851	BlackRock, Inc., Class - A	185
3,399	Franklin Resources, Inc.	377

		1,781

	Auto Parts & Equipment — 0.09%
12,487	Johnson Controls, Inc.	412

	Automobile Manufacturers — 0.36%
137,524	Ford Motor Co. (a)	1,729

	Cable & Satellite — 0.74%
110,733	Comcast Corp., Class - A	2,084
21,507	The DIRECTV Group, Inc., Class - A (a)	727
14,592	Time Warner Cable, Inc.	778

		3,589

	Communications Equipment — 0.17%
9,678	Corning, Inc.	195
89,002	Motorola, Inc. (a)	625

		820

	Computer Hardware — 0.25%
22,422	Hewlett-Packard Co.	1,192

	Computer Storage & Peripherals — 0.28%
75,176	EMC Corp. (a)	1,356

	Construction & Farm Machinery & Heavy Trucks — 0.34%
12,567	Caterpillar, Inc.	790
13,214	Deere & Co.	786
1,073	PACCAR, Inc.	46

		1,622

	Consumer Finance — 0.41%
34,380	American Express Co.	1,419
13,600	Capital One Financial Corp.	563

		1,982

	Department Stores — 0.01%
726	Kohl’s Corp. (a)	40

	Diversified Banks — 1.61%
79,076	U.S. Bancorp	2,046
183,380	Wells Fargo & Co.	5,707

		7,753

	Diversified Chemicals — 0.48%
25,194	E.I. du Pont de Nemours & Co.	938
46,351	The Dow Chemical Co.	1,371

		2,309

	Diversified Metals & Mining — 0.13%
6,790	Freeport-Mcmoran Copper & Gold, Inc.	567
1,953	Southern Copper Corp.	62

		629

	Drug Retail — 0.32%
42,012	CVS Caremark Corp.	1,536

	Electric Utilities — 1.16%
19,739	American Electric Power, Inc.	675
53,477	Duke Energy Corp.	873
8,147	Entergy Corp.	663
25,053	Exelon Corp.	1,097
12,773	FirstEnergy Corp.	499
14,777	FPL Group, Inc.	714
32,395	The Southern Co.	1,074

		5,595

	Environmental & Facilities Services — 0.02%
2,190	Waste Management, Inc.	75

	Food Retail — 0.02%
4,357	The Kroger Co.	94

	Health Care Distributors — 0.19%
15,087	Cardinal Health, Inc.	544
5,723	McKesson Corp.	376

		920

	Health Care Equipment — 0.20%
39,870	Boston Scientific Corp. (a)	288
7,693	CareFusion Corp. (a)	203
8,386	Zimmer Holdings, Inc. (a)	497

		988

	Home Entertainment Software — 0.03%
10,018	Activision Blizzard, Inc.	121

	Home Improvement Retail — 0.65%
41,889	Lowe’s Cos., Inc.	1,015
66,024	The Home Depot, Inc.	2,136

		3,151

	Hotels, Resorts & Cruise Lines — 0.08%
10,046	Carnival Corp.	391

	Household Products — 0.58%
2,306	Kimberly-Clark Corp.	145
41,762	The Procter & Gamble Co.	2,642

		2,787

	Industrial Conglomerates — 1.66%
440,381	General Electric Co.	8,015

	Industrial Gases — 0.09%
5,758	Air Products & Chemicals, Inc.	426

	Industrial Machinery — 0.25%
4,115	Danaher Corp.	329
18,676	Illinois Tool Works, Inc.	884

		1,213

	Integrated Oil & Gas — 5.00%
83,402	Chevron Corp.	6,324
61,597	ConocoPhillips	3,152
150,596	Exxon Mobil Corp.	10,087
12,110	Hess Corp.	757
29,535	Marathon Oil Corp.	935
33,768	Occidental Petroleum Corp.	2,855

		24,110

	Integrated Telecommunication Services — 2.07%
245,369	AT&T, Inc.	6,340
118,012	Verizon Communications, Inc.	3,661

		10,001

	Internet Software & Services — 0.23%
4,683	AOL, Inc. (a)	118
35,736	eBay, Inc. (a)	963
2,966	Yahoo!, Inc. (a)	49

		1,130

	Investment Banking & Brokerage — 0.96%
43,276	Morgan Stanley	1,268
19,675	The Goldman Sachs Group, Inc.	3,357

		4,625

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Life & Health Insurance — 0.21%
23,888	MetLife, Inc.	$1,035

	Life Sciences Tools & Services — 0.17%
16,060	Thermo Electron Corp. (a)	826

	Managed Health Care — 0.68%
14,559	Aetna, Inc.	511
49,319	UnitedHealth Group, Inc.	1,611
17,654	WellPoint, Inc. (a)	1,137

		3,259

	Movies & Entertainment — 1.36%
2,216	Liberty Media-Starz, Series A (a)	121
94,439	News Corp., Class - A	1,361
78,635	The Walt Disney Co.	2,745
49,639	Time Warner, Inc.	1,553
22,518	Viacom, Inc., Class - B (a)	774

		6,554

	Multi-line Insurance — 0.11%
13,749	Loews Corp.	513

	Multi-Utilities — 0.47%
24,486	Dominion Resources, Inc.	1,006
15,325	PG&E Corp.	650
20,994	Public Service Enterprise Group, Inc.	620

		2,276

	Oil & Gas Equipment & Services — 0.86%
12,844	Baker Hughes, Inc.	602
37,218	Halliburton Co.	1,121
17,358	National Oilwell Varco, Inc.	704
27,261	Schlumberger Ltd.	1,730

		4,157

	Oil & Gas Exploration & Production — 1.42%
20,833	Anadarko Petroleum Corp.	1,517
14,004	Apache Corp.	1,421
25,984	Chesapeake Energy Corp.	614
18,485	Devon Energy Corp.	1,191
10,381	EOG Resources, Inc.	965
24,073	XTO Energy, Inc.	1,136

		6,844

	Oil & Gas Refining & Marketing — 0.10%
23,342	Valero Energy Corp.	460

	Oil & Gas Storage & Transportation — 0.12%
23,990	The Williams Cos., Inc.	554

	Other Diversified Financial Services — 3.73%
413,587	Bank of America Corp.	7,382
788,063	Citigroup, Inc. (a)	3,192
165,268	JPMorgan Chase & Co.	7,396

		17,970

	Packaged Foods & Meats — 0.50%
7,940	General Mills, Inc.	562
61,422	Kraft Foods, Inc.	1,857

		2,419

	Pharmaceuticals — 2.47%
31,818	Bristol-Myers Squibb Co.	849
20,041	Eli Lilly & Co.	726
25,898	Johnson & Johnson	1,689
77,883	Merck & Co., Inc.	2,909
335,197	Pfizer, Inc.	5,749

		11,922

Shares or Principal Amount (000)
	Property & Casualty Insurance — 0.54%
22,278	The Allstate Corp.	720
13,789	The Chubb Corp.	715
21,326	The Travelers Cos., Inc.	1,150

		2,585

	Railroads — 0.48%
16,313	CSX Corp.	830
13,262	Norfolk Southern Corp.	741
9,818	Union Pacific Corp.	720

		2,291

	Regional Banks — 0.46%
28,600	BB&T Corp.	926
21,413	PNC Financial Services Group, Inc.	1,279

		2,205

	Retail REITs — 0.10%
5,730	Simon Property Group, Inc.	481
1	The Macerich Co.	—

		481

	Semiconductor Equipment — 0.15%
55,201	Applied Materials, Inc.	744

	Semiconductors — 0.41%
89,068	Intel Corp.	1,983

	Soft Drinks — 0.24%
20,627	The Coca-Cola Co.	1,134

	Specialized Finance — 0.17%
2,585	CME Group, Inc.	817

	Steel — 0.12%
13,149	Nucor Corp.	597

	Tobacco — 0.08%
6,995	Reynolds American, Inc.	378

	Wireless Telecommunication Services — 0.09%
120,001	Sprint Nextel Corp. (a)	456

	Total SSgA Funds Management, Inc.	168,946

	Total Common Stocks	472,006

	U.S. Treasury Obligations — 0.10%
	SSgA Funds Management, Inc. — 0.10%
$479	U.S. Treasury Bills, 0.14%, 6/17/10 (b)(c)	479

	Total U.S. Treasury Obligations	479

	Time Deposits — 0.96%
	AllianceBernstein L.P. — 0.74%
3,546	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	3,546

	Institutional Capital, LLC — 0.22%
1,055	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	1,055

	Total Time Deposits	4,601

	Mutual Funds — 0.10%
	SSgA Funds Management, Inc. — 0.10%
491,811	Alliance Money Market Fund Prime Portfolio, 0.11% (d)	492

	Total Mutual Funds	492

	Total Investments (cost $380,821) — 99.08%	477,578
	Other assets in excess of liabilities — 0.92%	4,435

	Net Assets — 100.00%	$482,013

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Amounts designated as “-” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.

ADR	-	American Depositary Receipt
REITs	-	Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
29	S&P 500 E-mini Future	$1,690	Jun-10	$28

	Net Unrealized Appreciation/Depreciation			$28

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.55%
	AllianceBernstein L.P. — 37.64%
	Aerospace & Defense — 0.61%
39,300	Northrop Grumman Corp.	$2,577
38,800	Raytheon Co.	2,216

		4,793

	Agricultural Products — 0.62%
118,300	Archer-Daniels-Midland Co.	3,419
24,200	Bunge Ltd.	1,491

		4,910

	Airlines — 0.29%
159,000	Delta Air Lines, Inc. (a)	2,320

	Apparel Retail — 1.25%
117,900	Limited Brands, Inc.	2,903
47,700	Ross Stores, Inc.	2,550
189,100	The Gap, Inc.	4,370

		9,823

	Asset Management & Custody Banks — 0.40%
70,000	Ameriprise Financial, Inc.	3,175

	Automobile Manufacturers — 0.56%
347,900	Ford Motor Co. (a)	4,373

	Broadcasting — 0.35%
195,200	CBS Corp., Class - B	2,721

	Cable & Satellite — 1.65%
230,200	Comcast Corp., Class - A	4,333
162,900	Time Warner Cable, Inc.	8,684

		13,017

	Communications Equipment — 2.08%
87,172	Corning, Inc.	1,762
1,184,500	Motorola, Inc. (a)	8,315
403,900	Nokia Corp. - Sponsored ADR	6,277

		16,354

	Computer Hardware — 0.64%
333,800	Dell, Inc. (a)	5,010

	Consumer Electronics — 0.51%
103,700	Garmin Ltd.	3,990

	Department Stores — 0.45%
42,000	J.C. Penney Co., Inc.	1,351
99,900	Macy’s, Inc.	2,175

		3,526

	Distillers & Vintners — 0.34%
163,400	Constellation Brands, Inc., Class - A (a)	2,686

	Diversified Banks — 1.71%
97,700	U.S. Bancorp	2,528
350,500	Wells Fargo & Co.	10,908

		13,436

	Diversified Capital Markets — 0.58%
59,800	Deutsche Bank AG - Registered	4,597

	Diversified Chemicals — 0.72%
125,300	E.I. du Pont de Nemours & Co.	4,666
82,000	Huntsman Corp.	988

		5,654

	Diversified Metals & Mining — 0.70%
65,800	Freeport-McMoRan Copper & Gold, Inc.	5,497

	Electric Utilities — 0.40%
184,200	Pepco Holdings, Inc.	3,159

	Electronic Manufacturing Services — 0.65%
185,200	Tyco Electronics Ltd.	5,089

	Food Retail — 0.40%
36,300	Safeway, Inc.	902
136,300	SUPERVALU, Inc.	2,274

		3,176

	Home Improvement Retail — 0.08%
27,000	Lowe’s Cos., Inc.	655

	Homebuilding — 0.56%
96,654	D.R. Horton, Inc.	1,218
2,800	NVR, Inc. (a)	2,034
99,600	Pulte Group, Inc. (a)	1,121

		4,373

	Hotels, Resorts & Cruise Lines — 0.44%
104,400	Royal Caribbean Cruises Ltd. (a)	3,444

	Housewares & Specialties — 0.05%
9,000	Fortune Brands, Inc.	437

	Independent Power Producers & Energy Traders — 0.01%
14,000	RRI Energy, Inc. (a)	52

	Industrial Conglomerates — 1.53%
550,000	General Electric Co.	10,010
95,500	Textron, Inc.	2,027

		12,037

	Industrial Machinery — 0.97%
130,100	Ingersoll-Rand PLC	4,537
46,500	SPX Corp.	3,084

		7,621

	Integrated Oil & Gas — 1.23%
189,600	ConocoPhillips	9,702

	Integrated Telecommunication Services — 0.70%
213,700	AT&T, Inc.	5,522

	Internet Software & Services — 0.16%
49,100	AOL, Inc. (a)	1,241

	Investment Banking & Brokerage — 2.11%
148,700	Morgan Stanley	4,356
71,600	The Goldman Sachs Group, Inc.	12,217

		16,573

	Life & Health Insurance — 0.98%
159,300	Principal Financial Group, Inc.	4,653
125,200	Unum Group	3,101

		7,754

	Managed Health Care — 0.30%
67,500	Aetna, Inc.	2,370

	Movies & Entertainment — 1.78%
428,100	News Corp., Class - A	6,169
151,400	Time Warner, Inc.	4,734
89,700	Viacom, Inc., Class - B (a)	3,084

		13,987

	Multi-Utilities — 0.12%
60,800	NiSource, Inc.	961

	Oil & Gas Drilling — 0.55%
24,500	ENSCO International PLC - Sponsored ADR	1,097
54,500	Rowan Cos., Inc. (a)	1,587
18,700	Transocean Ltd. (a)	1,615

		4,299

	Oil & Gas Exploration & Production — 2.80%
41,400	Apache Corp.	4,202
46,600	Cimarex Energy Co.	2,767
144,700	Devon Energy Corp.	9,323

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Oil & Gas Exploration & Production (continued)
62,500	Newfield Exploration Co. (a)	$3,253
100,700	Nexen, Inc.	2,489

		22,034

	Oil & Gas Refining & Marketing — 0.61%
245,400	Valero Energy Corp.	4,834

	Other Diversified Financial Services — 2.32%
561,000	Bank of America Corp.	10,014
183,700	JPMorgan Chase & Co.	8,220

		18,234

	Packaged Foods & Meats — 0.36%
112,500	Sara Lee Corp.	1,567
60,400	Smithfield Foods, Inc. (a)	1,253

		2,820

	Pharmaceuticals — 1.80%
188,300	Merck & Co., Inc.	7,033
415,785	Pfizer, Inc.	7,131

		14,164

	Property & Casualty Insurance — 0.93%
48,100	The Travelers Cos., Inc.	2,594
248,300	XL Capital Ltd., Class - A	4,693

		7,287

	Regional Banks — 0.40%
96,700	BB&T Corp.	3,132

	Steel — 0.32%
66,600	AK Steel Holding Corp.	1,523
58,100	Steel Dynamics, Inc.	1,015

		2,538

	Systems Software — 0.23%
106,700	Symantec Corp. (a)	1,805

	Tobacco — 0.59%
225,000	Altria Group, Inc.	4,617

	Wireless Telecommunication Services — 0.80%
1,142,300	Sprint Nextel Corp. (a)	4,341
83,100	Vodafone Group PLC - Sponsored ADR	1,935

		6,276

	Total AllianceBernstein L.P.	296,075

	Institutional Capital, LLC — 25.47%
	Aerospace & Defense — 0.83%
144,753	Honeywell International, Inc.	6,553

	Auto Parts & Equipment — 0.51%
121,072	Johnson Controls, Inc.	3,994

	Brewers — 0.33%
61,851	Molson Coors Brewing Co., Class - B	2,601

	Building Products — 0.35%
179,389	Masco Corp.	2,784

	Communications Equipment — 1.08%
156,650	Cisco Systems, Inc. (a)	4,078
104,500	Qualcomm, Inc.	4,388

		8,466

	Computer Hardware — 0.71%
105,594	Hewlett-Packard Co.	5,612

	Construction & Farm Machinery & Heavy Trucks — 1.05%
89,881	Caterpillar, Inc.	5,649
42,294	Cummins, Inc.	2,620

		8,269

	Consumer Finance — 0.35%
67,089	Capital One Financial Corp.	2,778

	Diversified Banks — 1.96%
285,593	U.S. Bancorp	7,391
257,123	Wells Fargo & Co.	8,002

		15,393

	Gold — 0.77%
119,776	Newmont Mining Corp.	6,100

	Health Care Equipment — 0.63%
98,522	Covidien PLC	4,954

	Health Care Services — 0.25%
30,650	DaVita, Inc. (a)	1,943

	Home Improvement Retail — 0.99%
322,232	Lowe’s Cos., Inc.	7,811

	Human Resource & Employment Services — 0.13%
33,700	Robert Half International, Inc.	1,026

	Industrial Conglomerates — 0.22%
81,751	Textron, Inc.	1,736

	Insurance Brokers — 0.54%
99,771	Aon Corp.	4,261

	Integrated Oil & Gas — 2.95%
91,275	Chevron Corp.	6,921
106,700	ConocoPhillips	5,460
172,192	Marathon Oil Corp.	5,448
63,340	Occidental Petroleum Corp.	5,355

		23,184

	Integrated Telecommunication Services — 0.51%
136,627	BCE, Inc.	4,010

	Investment Banking & Brokerage — 0.26%
106,950	TD Ameritrade Holding Corp. (a)	2,039

	IT Consulting & Other Services — 0.45%
83,726	Accenture PLC, Class - A	3,512

	Life & Health Insurance — 0.58%
83,626	Aflac, Inc.	4,540

	Metal & Glass Containers — 0.49%
107,604	Owens-Illinois, Inc. (a)	3,824

	Movies & Entertainment — 0.91%
208,222	Viacom, Inc., Class - B (a)	7,159

	Oil & Gas Equipment & Services — 0.59%
154,964	Halliburton Co.	4,669

	Other Diversified Financial Services — 0.87%
152,435	JPMorgan Chase & Co.	6,822

	Pharmaceuticals — 2.57%
166,981	Merck & Co., Inc.	6,237
386,414	Pfizer, Inc.	6,627
196,455	Sanofi-Aventis - ADR	7,339

		20,203

	Railroads — 0.67%
103,218	CSX Corp.	5,254

	Regional Banks — 0.64%
155,855	BB&T Corp.	5,048

	Restaurants — 0.27%
31,658	McDonald’s Corp.	2,112

	Semiconductors — 0.77%
246,822	Texas Instruments, Inc.	6,040

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Soft Drinks — 1.55%
131,084	PepsiCo, Inc.	$8,672
64,142	The Coca-Cola Co.	3,528

		12,200

	Wireless Telecommunication Services — 0.69%
231,723	Vodafone Group PLC - Sponsored ADR	5,397

	Total Institutional Capital, LLC	200,294

	SSgA Funds Management, Inc. — 17.44%
	Aerospace & Defense — 0.43%
10,599	General Dynamics Corp.	818
9,000	Northrop Grumman Corp.	590
3,085	Raytheon Co.	176
22,553	The Boeing Co.	1,638
2,301	United Technologies Corp.	170

		3,392

	Agricultural Products — 0.03%
9,521	Archer-Daniels-Midland Co.	275

	Air Freight & Logistics — 0.13%
10,540	FedEx Corp.	984

	Aluminum — 0.03%
17,683	Alcoa, Inc.	252

	Apparel Retail — 0.01%
1,853	The Gap, Inc.	43

	Asset Management & Custody Banks — 0.18%
32,206	Bank of New York Mellon Corp.	994
671	BlackRock, Inc., Class - A	146
2,782	Franklin Resources, Inc.	309

		1,449

	Auto Parts & Equipment — 0.04%
10,187	Johnson Controls, Inc.	336

	Automobile Manufacturers — 0.18%
111,386	Ford Motor Co. (a)	1,400

	Cable & Satellite — 0.37%
89,473	Comcast Corp., Class - A	1,684
17,595	The DIRECTV Group, Inc., Class - A (a)	595
11,963	Time Warner Cable, Inc.	638

		2,917

	Communications Equipment — 0.08%
7,722	Corning, Inc.	156
72,695	Motorola, Inc. (a)	510

		666

	Computer Hardware — 0.12%
18,325	Hewlett-Packard Co.	974

	Computer Storage & Peripherals — 0.14%
61,111	EMC Corp. (a)	1,102

	Construction & Farm Machinery & Heavy Trucks — 0.17%
10,155	Caterpillar, Inc.	638
10,729	Deere & Co.	638
927	PACCAR, Inc.	40

		1,316

	Consumer Finance — 0.20%
27,852	American Express Co.	1,149
10,961	Capital One Financial Corp.	454

		1,603

	Department Stores — 0.00%
665	Kohl’s Corp. (a)	36

	Diversified Banks — 0.80%
64,197	U.S. Bancorp	1,661
148,714	Wells Fargo & Co.	4,628

		6,289

	Diversified Chemicals — 0.24%
20,470	E.I. du Pont de Nemours & Co.	762
37,663	The Dow Chemical Co.	1,114

		1,876

	Diversified Metals & Mining — 0.06%
5,447	Freeport-Mcmoran Copper & Gold, Inc.	455
1,547	Southern Copper Corp.	49

		504

	Drug Retail — 0.16%
34,272	CVS Caremark Corp.	1,253

	Electric Utilities — 0.58%
16,098	American Electric Power, Inc.	550
43,593	Duke Energy Corp.	712
6,629	Entergy Corp.	539
20,383	Exelon Corp.	893
10,301	FirstEnergy Corp.	403
12,091	FPL Group, Inc.	584
26,481	The Southern Co.	878

		4,559

	Environmental & Facilities Services — 0.01%
1,690	Waste Management, Inc.	58

	Food Retail — 0.01%
3,475	The Kroger Co.	75

	Health Care Distributors — 0.09%
12,194	Cardinal Health, Inc.	439
4,641	McKesson Corp.	305

		744

	Health Care Equipment — 0.10%
32,818	Boston Scientific Corp. (a)	237
6,069	CareFusion Corp. (a)	160
6,752	Zimmer Holdings, Inc. (a)	400

		797

	Home Entertainment Software — 0.01%
7,882	Activision Blizzard, Inc.	95

	Home Improvement Retail — 0.33%
34,209	Lowe’s Cos., Inc.	829
53,543	The Home Depot, Inc.	1,732

		2,561

	Hotels, Resorts & Cruise Lines — 0.04%
8,123	Carnival Corp.	316

	Household Products — 0.29%
1,810	Kimberly-Clark Corp.	114
33,860	The Procter & Gamble Co.	2,142

		2,256

	Industrial Conglomerates — 0.83%
357,181	General Electric Co.	6,501

	Industrial Gases — 0.04%
4,565	Air Products & Chemicals, Inc.	338

	Industrial Machinery — 0.12%
3,321	Danaher Corp.	265
15,193	Illinois Tool Works, Inc.	720

		985

	Integrated Oil & Gas — 2.48%
67,601	Chevron Corp.	5,126

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Integrated Oil & Gas (continued)
49,907	ConocoPhillips	$2,554
122,147	Exxon Mobil Corp.	8,181
9,851	Hess Corp.	616
23,927	Marathon Oil Corp.	757
27,298	Occidental Petroleum Corp.	2,308

		19,542

	Integrated Telecommunication Services — 1.03%
198,960	AT&T, Inc.	5,141
95,716	Verizon Communications, Inc.	2,969

		8,110

	Internet Software & Services — 0.12%
3,706	AOL, Inc. (a)	94
29,044	eBay, Inc. (a)	783
2,634	Yahoo!, Inc. (a)	43

		920

	Investment Banking & Brokerage — 0.48%
35,380	Morgan Stanley	1,036
15,955	The Goldman Sachs Group, Inc.	2,723

		3,759

	Life & Health Insurance — 0.11%
19,489	MetLife, Inc.	845

	Life Sciences Tools & Services — 0.09%
13,047	Thermo Electron Corp. (a)	671

	Managed Health Care — 0.34%
11,881	Aetna, Inc.	417
40,261	UnitedHealth Group, Inc.	1,316
14,430	WellPoint, Inc. (a)	929

		2,662

	Movies & Entertainment — 0.68%
1,714	Liberty Media-Starz, Series A (a)	94
77,108	News Corp., Class - A	1,111
63,751	The Walt Disney Co.	2,225
40,473	Time Warner, Inc.	1,266
18,395	Viacom, Inc., Class - B (a)	632

		5,328

	Multi-line Insurance — 0.05%
11,064	Loews Corp.	413

	Multi-Utilities — 0.24%
19,948	Dominion Resources, Inc.	820
12,497	PG&E Corp.	530
17,144	Public Service Enterprise Group, Inc.	506

		1,856

	Oil & Gas Equipment & Services — 0.43%
10,536	Baker Hughes, Inc.	493
30,380	Halliburton Co.	915
14,111	National Oilwell Varco, Inc.	573
21,965	Schlumberger Ltd.	1,394

		3,375

	Oil & Gas Exploration & Production — 0.71%
16,776	Anadarko Petroleum Corp.	1,222
11,322	Apache Corp.	1,149
21,198	Chesapeake Energy Corp.	501
15,041	Devon Energy Corp.	969
8,486	EOG Resources, Inc.	789
19,651	XTO Energy, Inc.	927

		5,557

Shares or Principal Amount (000)
	Oil & Gas Refining & Marketing — 0.05%
19,103	Valero Energy Corp.	376

	Oil & Gas Storage & Transportation — 0.06%
19,634	The Williams Cos., Inc.	454

	Other Diversified Financial Services — 1.85%
335,425	Bank of America Corp.	5,987
636,926	Citigroup, Inc. (a)	2,580
133,997	JPMorgan Chase & Co.	5,996

		14,563

	Packaged Foods & Meats — 0.25%
6,557	General Mills, Inc.	464
49,540	Kraft Foods, Inc.	1,498

		1,962

	Pharmaceuticals — 1.23%
25,838	Bristol-Myers Squibb Co.	690
16,371	Eli Lilly & Co.	593
21,093	Johnson & Johnson	1,375
62,961	Merck & Co., Inc.	2,351
271,822	Pfizer, Inc.	4,662

		9,671

	Property & Casualty Insurance — 0.27%
18,116	The Allstate Corp.	585
11,219	The Chubb Corp.	582
17,405	The Travelers Cos., Inc.	939

		2,106

	Railroads — 0.24%
13,242	CSX Corp.	674
10,772	Norfolk Southern Corp.	602
8,001	Union Pacific Corp.	587

		1,863

	Regional Banks — 0.23%
23,235	BB&T Corp.	753
17,519	PNC Financial Services Group, Inc.	1,046

		1,799

	Retail REITs — 0.05%
4,655	Simon Property Group, Inc.	391
1	The Macerich Co.	—

		391

	Semiconductor Equipment — 0.08%
44,996	Applied Materials, Inc.	607

	Semiconductors — 0.20%
71,964	Intel Corp.	1,602

	Soft Drinks — 0.12%
16,735	The Coca-Cola Co.	920

	Specialized Finance — 0.08%
2,093	CME Group, Inc.	662

	Steel — 0.06%
10,666	Nucor Corp.	484

	Tobacco — 0.04%
5,680	Reynolds American, Inc.	307

	Wireless Telecommunication Services — 0.05%
96,442	Sprint Nextel Corp. (a)	367

	Total SSgA Funds Management, Inc.	137,124

	Total Common Stocks	633,493

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.51%
	PIMCO — 0.51%
	Airlines — 0.07%
$500	Delta Air Lines, Inc., Series A2, 7.57%, 11/18/10	$506

	Computers & Peripherals — 0.05%
400	Hewlett-Packard Co., 1.30%, 5/27/11 (b)	405

	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	99
500	SLM Corp., Series A, MTN, 0.55%, 1/27/14 (b)	433

		532

	Diversified Financial Services — 0.06%
500	General Electric Capital Corp., Series A, MTN, 0.41%, 9/15/14 (b)	470

	Diversified Telecommunication Services — 0.07%
500	Verizon Communications, Inc., 3.75%, 5/20/11	516

	Electric Utilities — 0.16%
1,200	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,278

	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	101

	Insurance — 0.02%
100	American International Group, Inc., MTN, 0.37%, 3/20/12 (b)	95
100	American International Group, Inc., Series 1, MTN, 0.36%, 10/18/11 (b)	96

		191

	Total Corporate Bonds	3,999

	Asset Backed Securities — 0.40%
	PIMCO — 0.40%
491	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.34%, 6/25/47 (b)	470
454	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.35%, 5/25/36 (b)	428
465	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.33%, 10/25/28 (b)	440
219	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2, 0.30%, 7/25/36 (b)	217
488	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.31%, 5/25/37 (b)	408
286	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.31%, 6/25/37 (b)	277
36	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	38
471	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.33%, 6/25/37 (b)	397
448	Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A, 0.48%, 10/25/35 (b)	438

	Total Asset Backed Securities	3,113

	Collateralized Mortgage Obligations — 2.80%
	PIMCO — 2.80%
159	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.49%, 10/25/34 (b)	131
16	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45 (b)	13
80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	80
20	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.40%, 2/25/36 (b)	16
88	Bear Stearns Adjustable Rate Mortgage Trust, Series 2000-2, Class A1, 3.05%, 11/25/30 (b)	79
184	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 4.46%, 8/25/33 (b)	174
112	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 22A1, 4.74%, 4/25/34 (b)	103
28	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 4.14%, 11/25/34 (b)	25
559	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 4.25%, 8/25/35 (b)	495
134	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	135
716	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.46%, 5/25/35 (b)	414
26	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.53%, 2/25/37 (b)	14
28	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.86%, 2/25/37 (b)	19
31	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.44%, 9/25/46 (b)	15
26	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.45%, 7/20/46 (b)	10
890	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.57%, 3/25/35 (b)	526
372	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.54%, 4/25/35 (b)	210
867	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.48%, 5/25/35 (b)	503
1,356	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 5.25%, 2/20/36 (b)	1,014

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$28	Fannie Mae, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	$30
857	Fannie Mae, Series 2006-82, Class F, 0.82%, 9/25/36 (b)	855
21	Freddie Mac, Series 3346, Class FA, 0.46%, 2/15/19 (b)	21
1,886	Freddie Mac, Series 3616, Class FG, 0.88%, 3/15/32 (b)	1,889
542	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 23A, 4.51%, 6/25/34 (b)	493
187	Government National Mortgage Association, Series 2000-9, Class FH, 0.73%, 2/16/30 (b)	187
4,591	Government National Mortgage Association, Series 2005-16, Class FA, 0.49%, 2/20/35 (b)	4,551
4,729	Government National Mortgage Association, Series 2005-3, Class FC, 0.48%, 1/16/35 (b)	4,693
1,810	Government National Mortgage Association, Series 2008-6, Class FA, 0.73%, 2/20/38 (b)	1,818
890	Greenpoint Mortgage Funding Trust, Series 2005- AR1, Class A2, 0.47%, 6/25/45 (b)	531
802	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.46%, 5/19/35 (b)	477
463	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35 (b)	424
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	79
655	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 5.05%, 10/25/35 (b)	447
511	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 3A2, 2.94%, 5/25/34 (b)	452
446	WAMU Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.56%, 1/25/45 (b)	345
622	WAMU Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.48%, 4/25/45 (b)	496
14	Washington Mutual MSC Mortgage Through Certificates, Series 2003-AR1, Class 2A, 3.67%, 2/25/33 (b)	11
324	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.90%, 3/25/35 (b)	290

	Total Collateralized Mortgage Obligations	22,065

	Certificates of Deposit — 0.11%
	PIMCO — 0.11%
900	Intesa Sanpaolo New York, 2.38%, 12/21/12	906

	Total Certificates of Deposit	906

	Foreign Bonds — 0.96%
	PIMCO — 0.96%
1,100	Canadian Government Bond, 4.50%, 6/1/15 (c)	1,166
2,500	Canadian Government Bond, 2.00%, 12/1/14 (c)	2,376
1,900	Canadian Government Bond, 1.50%, 3/1/12 (c)	1,863
600	Citigroup, Inc., 6.39%, 3/6/23 (c)	819
800	International Lease Finance Corp., Series E, MTN, 1.15%, 7/6/10 (b)(c)	1,071
1,500	Kingdom of Denmark, 4.00%, 11/15/19 (c)	286

	Total Foreign Bonds	7,581

	Municipal Bonds — 0.14%
	PIMCO — 0.14%
	Illinois — 0.13%
1,000	Illinois State, GO, 1.82%, 1/1/11	1,003

	Washington — 0.01%
100	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	101

	Total Municipal Bonds	1,104

	U.S. Government Agency Mortgages — 0.17%
	PIMCO — 0.17%
243	Fannie Mae, Pool #256514, 6.00%, 12/1/36	259
44	Fannie Mae, Pool #886660, 5.50%, 8/1/36	46
248	Fannie Mae, Pool #897205, 6.00%, 8/1/36	264
446	Fannie Mae, Pool #899977, 5.50%, 9/1/37	470
19	Fannie Mae, Pool #900023, 6.00%, 9/1/36	20
126	Fannie Mae, Pool #900980, 6.00%, 9/1/36	135
58	Fannie Mae, Pool #928066, 5.50%, 1/1/37	61
99	Fannie Mae, Pool #AC1267, 4.00%, 8/1/39	96

	Total U.S. Government Agency Mortgages	1,351

	U.S. Treasury Obligations — 9.08%
	PIMCO — 9.06%
7,596	U.S. Treasury Bills, 0.19%, 9/2/10 (d)(e)	7,589
2,648	U.S. Treasury Bills, 0.19%, 8/26/10 (e)	2,646
59,430	U.S. Treasury Bills, 0.15%, 4/22/10 (e)	59,425

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
	PIMCO (continued)
$1,600	U.S. Treasury Note, 3.63%, 2/15/20	$1,573
	SSgA Funds Management, Inc. — 0.02%
197	U.S. Treasury Bills, 0.14%, 6/17/10 (d)(e)	197

	Total U.S. Treasury Obligations	71,430

	Yankee Dollars — 0.38%
	PIMCO — 0.38%
250	Deutsche Telekom International Finance BV, 5.38%, 3/23/11	260
200	Export-Import Bank of Korea, 4.13%, 9/9/15	201
100	Export-Import Bank of Korea, 5.88%, 1/14/15	108
100	Intesa Sanpaolo SpA, 0.75%, 1/19/12 (b)	100
1,200	KFW, Series G, MTN, 4.88%, 6/17/19	1,287
1,000	Kommunalbanken A.S., Series E, MTN, 2.00%, 1/14/13	1,005

	Total Yankee Dollars	2,961

	Time Deposits — 11.62%
	AllianceBernstein L.P. — 7.31%
57,508	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	57,508

	Institutional Capital, LLC — 4.31%
33,853	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	33,853

	Total Time Deposits	91,361

	Mutual Funds — 2.93%
	PIMCO — 0.31%
2,392,104	SSgA U.S. Government Money Market, 0.00% (b)	2,392
	SSgA Funds Management, Inc. — 2.62%
20,633,976	Alliance Money Market Fund Prime Portfolio, 0.11% (b)	20,634

	Total Mutual Funds	23,026

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
110	Put - S&P 500 Futures Expiring June, 2010 at $525	1

	Total Put Options Purchased	1

	Repurchase Agreements — 2.25%
	PIMCO — 2.25%
13,300	Barclays Capital, Inc., 0.03%, 4/1/10, (Purchased on 3/31/10, proceeds at maturity $13,300,011, collateralized by U.S. Treasury Inflation Index Bond, 0.875%, 4/15/10, fair value $13,516,147)	13,300
4,400	Credit Suisse Securities (USA) LLC, 0.01%, 4/1/10, (Purchased on 3/31/10, proceeds at maturity $4,400,001, collateralized by U.S. Treasury Note, 2.50%, 3/31/15, fair value $4,501,132)	4,400

	Total Repurchase Agreements	17,700

	Total Investments (cost $802,351) — 111.90%	880,091
	Liabilities in excess of other assets — (11.90)%	(93,592)

	Net Assets — 100.00%	$786,499

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.
(c)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(e)	Rate disclosed represents effective yield at purchase.

ADR	-	American Depositary Receipt
GO	-	General Obligation
MTN	-	Medium Term Note
REITs	-	Real Estate Investment Trusts

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
222	S&P 500 E-mini Future	$12,934	Jun-10	$228
411	S&P Future	119,724	Jun-10	3,249

				$3,477

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
38	S&P 500 E-mini Future	$2,214	Jun-10	$36

	Net Unrealized Appreciation / Depreciation			$3,513

Written Options on Futures

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
(4)	S&P 500 Future Call	$200	$(4)	$(2)	Apr-10	$2
(4)	S&P 500 Future Put	120	(7)	(3)	Apr-10	4
(1)	Call - U.S. Treasury 10 Year Future Option	119	0	0	Apr-10	0
(1)	Put - U.S. Treasury 10 Year Future Option	114	(1)	0	Apr-10	1
(450)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(32)	(1)	Apr-10	31
(450)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(27)	(2)	Apr-10	25
(130)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(10)	(4)	Jun-10	6
(130)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(13)	(3)	Jun-10	10
(450)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(43)	(11)	Jun-10	32
(420)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(31)	(13)	Jun-10	18
(510)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(13)	(15)	Aug-10	(2)
(510)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(30)	(27)	Aug-10	3
(170)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(7)	(9)	Jun-10	(2)
(170)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	3	(5)	(2)	Jun-10	3

	Net Unrealized Appreciation / Depreciation					$131

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
500,000	Canadian Dollars	4/6/10	$490	$493	$3
9,254,000	Indian Rupee	11/12/10	200	202	2
11,590,000	Korean Won	11/12/10	10	10	—
11,678,000	Korean Won	11/12/10	10	10	—
11,730,000	Korean Won	11/12/10	10	10	—
23,094,000	Korean Won	11/12/10	20	21	1
23,238,000	Korean Won	11/12/10	20	21	1
23,352,000	Korean Won	11/12/10	20	21	1
23,385,000	Korean Won	11/12/10	20	21	1
23,397,000	Korean Won	11/12/10	20	21	1
45,830,000	Korean Won	11/12/10	40	41	1
46,044,000	Korean Won	11/12/10	40	41	1
62,549,000	Korean Won	11/12/10	53	55	2
74,000,000	Korean Won	7/28/10	62	65	3
84,019,000	Korean Won	11/12/10	72	75	3
142,785,000	Korean Won	7/28/10	121	127	6
153,698,000	Korean Won	11/12/10	131	136	5
341,772,000	Korean Won	8/27/10	290	303	13
2,841,000	Norwegian Krone	5/10/10	483	477	(6)
42,910	Singapore Dollar	6/16/10	30	31	1
284,186	Singapore Dollar	6/16/10	200	203	3

	Total Currencies Purchased		$2,342	$2,384	$42

	Currencies Sold
10,000	British Sterling Pound	6/24/10	$15	$15	$—
4,275,000	Canadian Dollar	4/6/10	4,090	4,210	(120)
1,301,000	Canadian Dollar	4/6/10	1,259	1,281	(22)
83,000	Danish Kroner	5/10/10	15	15	—
774,000	Euro	4/26/10	1,093	1,045	48
574,000	Euro	4/26/10	780	775	5
203,000	Euro	4/26/10	279	274	5
81,000,000	Japanese Yen	4/19/10	895	867	28
20,000,000	Japanese Yen	4/19/10	216	214	2

	Total Currencies Sold		$8,642	$8,696	$(54)

	Net Unrealized Appreciation / Depreciation				$(12)

Interest Rate SWAP Agreements

PIMCO

	Notional Amount at Value(000)	Expiration Date	Fixed Rate	Unrealized Gain (Loss)(000)
Swap Agreements
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	$42	1/2/12	11.36%	(3)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.11%
	Jennison Associates LLC — 37.31%
	Aerospace & Defense — 1.36%
33,699	Precision Castparts Corp.	$4,270
32,747	The Boeing Co.	2,378
40,616	United Technologies Corp.	2,990

		9,638

	Apparel, Accessories & Luxury Goods — 0.31%
55,587	Coach, Inc.	2,197

	Application Software — 1.52%
171,901	Adobe Systems, Inc. (a)	6,080
50,494	Salesforce.com, Inc. (a)	3,759
46,284	SolarWinds, Inc. (a)	1,003

		10,842

	Auto Parts & Equipment — 0.46%
98,356	Johnson Controls, Inc.	3,245

	Biotechnology — 1.71%
69,890	Celgene Corp. (a)	4,330
131,055	Gilead Sciences, Inc. (a)	5,960
45,086	Vertex Pharmaceuticals, Inc. (a)	1,843

		12,133

	Communications Equipment — 2.34%
302,998	Cisco Systems, Inc. (a)	7,887
145,545	Juniper Networks, Inc. (a)	4,465
102,056	Qualcomm, Inc.	4,286

		16,638

	Computer Hardware — 3.32%
55,859	Apple, Inc. (a)	13,123
152,999	Hewlett-Packard Co.	8,132
18,612	International Business Machines Corp.	2,387

		23,642

	Computer Storage & Peripherals — 0.68%
149,213	NetApp, Inc. (a)	4,858

	Construction & Farm Machinery & Heavy Trucks — 0.35%
40,660	Cummins, Inc.	2,519

	Data Processing & Outsourced Services — 2.23%
30,561	MasterCard, Inc., Class - A	7,763
89,333	Visa, Inc., Class - A	8,132

		15,895

	Electronic Equipment & Instruments — 0.38%
77,701	Agilent Technologies, Inc. (a)	2,672

	Food Retail — 0.12%
22,656	Whole Foods Market, Inc. (a)	819

	Footwear — 0.79%
76,779	NIKE, Inc., Class - B	5,643

	General Merchandise Stores — 0.78%
53,163	Dollar General Corp. (a)	1,342
79,824	Target Corp.	4,199

		5,541

	Health Care Equipment — 0.74%
90,621	Baxter International, Inc.	5,274

	Health Care Services — 1.23%
23,297	Express Scripts, Inc. (a)	2,371
99,074	Medco Health Solutions, Inc. (a)	6,396

		8,767

	Health Care Supplies — 0.68%
30,022	Alcon, Inc.	4,850

	Home Improvement Retail — 0.19%
41,400	The Home Depot, Inc.	1,339

	Hotels, Resorts & Cruise Lines — 0.45%
101,465	Marriott International, Inc., Class - A	3,198

	Household Products — 0.51%
42,945	Colgate-Palmolive Co.	3,662

	Hypermarkets & Super Centers — 0.73%
87,002	Costco Wholesale Corp.	5,195

	Industrial Gases — 0.38%
32,206	Praxair, Inc.	2,673

	Integrated Oil & Gas — 0.84%
71,070	Occidental Petroleum Corp.	6,008

	Internet Retail — 1.36%
71,480	Amazon.com, Inc. (a)	9,702

	Internet Software & Services — 2.10%
3,552	Baidu, Inc. - Sponsored ADR (a)	2,121
18,531	Google, Inc., Class - A (a)	10,507
115,200	Tencent Holdings Ltd. - ADR	2,314

		14,942

	Investment Banking & Brokerage — 1.77%
199,639	Charles Schwab Corp.	3,731
69,575	Morgan Stanley	2,038
39,909	The Goldman Sachs Group, Inc.	6,810

		12,579

	Life Sciences Tools & Services — 0.22%
40,398	Illumina, Inc. (a)	1,572

	Movies & Entertainment — 0.97%
197,513	The Walt Disney Co.	6,895

	Oil & Gas Equipment & Services — 1.10%
122,777	Schlumberger Ltd.	7,791

	Oil & Gas Exploration & Production — 0.27%
47,631	Southwestern Energy Co. (a)	1,940

	Other Diversified Financial Services — 0.46%
73,827	JPMorgan Chase & Co.	3,304

	Packaged Foods & Meats — 0.78%
88,400	Kraft Foods, Inc.	2,673
97,813	Unilever PLC - Sponsored ADR	2,864

		5,537

	Pharmaceuticals — 2.62%
57,555	Abbott Laboratories	3,032
117,215	Mylan Laboratories, Inc. (a)	2,662
43,864	Novartis AG - ADR	2,373
46,320	Roche Holdings AG - ADR	1,877
48,342	Shire PLC - ADR	3,189
86,879	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	5,480

		18,613

	Railroads — 0.55%
52,920	Union Pacific Corp.	3,879

	Restaurants — 0.32%
94,275	Starbucks Corp. (a)	2,288

	Semiconductors — 0.69%
1,280	Cree, Inc. (a)	90
215,017	Intel Corp.	4,786

		4,876

	Specialty Stores — 0.62%
105,707	Staples, Inc.	2,473
41,258	Tiffany & Co.	1,959

		4,432

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Systems Software — 1.38%
292,923	Microsoft Corp.	$8,574
22,617	VMware, Inc., Class - A (a)	1,205

		9,779

	Total Jennison Associates LLC	265,377

	SSgA Funds Management, Inc. — 23.11%
	Advertising — 0.07%
12,211	Omnicom Group, Inc.	474

	Aerospace & Defense — 0.78%
1,286	General Dynamics Corp.	99
29,087	Honeywell International, Inc.	1,317
11,762	Lockheed Martin Corp.	979
1,339	Northrop Grumman Corp.	88
11,791	Raytheon Co.	673
2,310	The Boeing Co.	168
30,062	United Technologies Corp.	2,213

		5,537

	Agricultural Products — 0.06%
14,069	Archer-Daniels-Midland Co.	407

	Air Freight & Logistics — 0.24%
27,109	United Parcel Service, Inc., Class - B	1,746

	Aluminum — 0.04%
17,807	Alcoa, Inc.	254

	Apparel Retail — 0.05%
16,486	The Gap, Inc.	381

	Application Software — 0.10%
20,379	Adobe Systems, Inc. (a)	721

	Asset Management & Custody Banks — 0.17%
9,650	Bank of New York Mellon Corp.	298
436	BlackRock, Inc., Class - A	95
2,651	Franklin Resources, Inc.	294
9,359	Northern Trust Corp.	517

		1,204

	Auto Parts & Equipment — 0.07%
14,575	Johnson Controls, Inc.	481

	Biotechnology — 0.88%
39,680	Amgen, Inc. (a)	2,371
10,656	Biogen Idec, Inc. (a)	611
17,989	Celgene Corp. (a)	1,115
10,478	Genzyme Corp. (a)	543
35,486	Gilead Sciences, Inc. (a)	1,614

		6,254

	Cable & Satellite — 0.11%
8,379	Comcast Corp., Class - A	158
17,908	The DIRECTV Group, Inc., Class - A (a)	605

		763

	Coal & Consumable Fuels — 0.07%
10,450	Peabody Energy Corp.	478

	Communications Equipment — 1.45%
225,549	Cisco Systems, Inc. (a)	5,871
51,952	Corning, Inc.	1,050
20,324	Juniper Networks, Inc. (a)	624
6,585	Motorola, Inc. (a)	46
64,640	Qualcomm, Inc.	2,714

		10,305

	Computer & Electronics Retail — 0.08%
13,312	Best Buy Co., Inc.	566

	Computer Hardware — 2.77%
34,935	Apple, Inc. (a)	8,207
67,023	Dell, Inc. (a)	1,006
72,386	Hewlett-Packard Co.	3,847
51,644	International Business Machines Corp.	6,624

		19,684

	Computer Storage & Peripherals — 0.02%
8,282	EMC Corp. (a)	149

	Construction & Farm Machinery & Heavy Trucks — 0.22%
11,741	Caterpillar, Inc.	738
4,092	Deere & Co.	243
13,225	PACCAR, Inc.	573

		1,554

	Consumer Finance — 0.07%
7,371	American Express Co.	304
4,985	Capital One Financial Corp.	207

		511

	Data Processing & Outsourced Services — 0.53%
19,598	Automatic Data Processing, Inc.	871
3,321	MasterCard, Inc., Class - A	843
27,628	The Western Union Co.	469
17,573	Visa, Inc., Class - A	1,600

		3,783

	Department Stores — 0.09%
11,160	Kohl’s Corp. (a)	611

	Diversified Banks — 0.13%
29,930	Wells Fargo & Co.	931

	Diversified Chemicals — 0.06%
11,743	E.I. du Pont de Nemours & Co.	437

	Diversified Metals & Mining — 0.14%
9,737	Freeport-Mcmoran Copper & Gold, Inc.	813
5,080	Southern Copper Corp.	161

		974

	Drug Retail — 0.29%
17,274	CVS Caremark Corp.	632
38,807	Walgreen Co.	1,439

		2,071

	Electric Utilities — 0.03%
2,173	Exelon Corp.	95
2,053	FPL Group, Inc.	99

		194

	Electrical Components & Equipment — 0.24%
29,475	Emerson Electric Co.	1,484
2,003	First Solar, Inc. (a)	246

		1,730

	Environmental & Facilities Services — 0.08%
17,435	Waste Management, Inc.	600

	Fertilizers & Agricultural Chemicals — 0.27%
21,367	Monsanto Co.	1,526
6,165	The Mosaic Co.	375

		1,901

	Food Distributors — 0.09%
22,996	Sysco Corp.	678

	Food Retail — 0.07%
21,694	The Kroger Co.	470

	Footwear — 0.15%
14,134	NIKE, Inc., Class - B	1,039

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	General Merchandise Stores — 0.22%
29,453	Target Corp.	$1,549

	Gold — 0.13%
18,853	Newmont Mining Corp.	960

	Health Care Distributors — 0.05%
5,295	McKesson Corp.	348

	Health Care Equipment — 0.78%
23,650	Baxter International, Inc.	1,377
9,290	Becton, Dickinson & Co.	731
21,822	Boston Scientific Corp. (a)	158
43,885	Medtronic, Inc.	1,976
12,726	St. Jude Medical, Inc. (a)	522
13,174	Stryker Corp.	754

		5,518

	Health Care Services — 0.32%
10,789	Express Scripts, Inc. (a)	1,098
18,858	Medco Health Solutions, Inc. (a)	1,217

		2,315

	Home Entertainment Software — 0.02%
12,838	Activision Blizzard, Inc.	155

	Home Improvement Retail — 0.08%
18,053	Lowe’s Cos., Inc.	437
4,505	The Home Depot, Inc.	146

		583

	Hotels, Resorts & Cruise Lines — 0.04%
7,898	Carnival Corp.	307

	Household Products — 1.02%
19,595	Colgate-Palmolive Co.	1,671
14,126	Kimberly-Clark Corp.	888
74,675	The Procter & Gamble Co.	4,725

		7,284

	Hypermarkets & Super Centers — 0.82%
16,995	Costco Wholesale Corp.	1,015
86,392	Wal-Mart Stores, Inc.	4,803

		5,818

	Industrial Conglomerates — 0.32%
27,241	3M Co.	2,277

	Industrial Gases — 0.17%
2,809	Air Products & Chemicals, Inc.	208
11,963	Praxair, Inc.	993

		1,201

	Industrial Machinery — 0.07%
6,285	Danaher Corp.	502

	Integrated Oil & Gas — 0.46%
49,178	Exxon Mobil Corp.	3,294

	Internet Retail — 0.24%
12,863	Amazon.com, Inc. (a)	1,746

	Internet Software & Services — 0.89%
10,290	eBay, Inc. (a)	278
9,400	Google, Inc., Class - A (a)	5,330
43,213	Yahoo!, Inc. (a)	714

		6,322

	Investment Banking & Brokerage — 0.18%
36,955	Charles Schwab Corp.	691
12,210	Morgan Stanley	357
1,230	The Goldman Sachs Group, Inc.	210

		1,258

	Life & Health Insurance — 0.14%
18,267	AFLAC, Inc.	992

	Life Sciences Tools & Services — 0.01%
1,271	Thermo Electron Corp. (a)	65

	Managed Health Care — 0.03%
3,682	Aetna, Inc.	129
1,291	WellPoint, Inc. (a)	83

		212

	Oil & Gas Equipment & Services — 0.19%
21,285	Schlumberger Ltd.	1,351

	Oil & Gas Exploration & Production — 0.08%
13,544	Southwestern Energy Co. (a)	552

	Packaged Foods & Meats — 0.17%
5,231	General Mills, Inc.	370
10,036	Kellogg Co.	536
10,170	Kraft Foods, Inc.	308

		1,214

	Pharmaceuticals — 1.81%
60,435	Abbott Laboratories	3,184
11,937	Allergan, Inc.	780
37,097	Bristol-Myers Squibb Co.	990
20,672	Eli Lilly & Co.	749
83,445	Johnson & Johnson	5,440
46,213	Merck & Co., Inc.	1,726

		12,869

	Railroads — 0.12%
1,795	Norfolk Southern Corp.	100
10,381	Union Pacific Corp.	761

		861

	Restaurants — 0.60%
43,225	McDonald’s Corp.	2,884
28,629	Starbucks Corp. (a)	695
18,051	YUM! Brands, Inc.	692

		4,271

	Retail REITs — 0.05%
4,014	Simon Property Group, Inc.	337
1	The Macerich Co.	—

		337

	Semiconductors — 0.68%
19,397	Broadcom Corp., Class - A	644
134,632	Intel Corp.	2,997
49,834	Texas Instruments, Inc.	1,219

		4,860

	Soft Drinks — 1.14%
63,221	PepsiCo, Inc.	4,183
71,173	The Coca-Cola Co.	3,914

		8,097

	Specialized Finance — 0.01%
128	CME Group, Inc.	41

	Specialty Stores — 0.09%
27,889	Staples, Inc.	652

	Systems Software — 1.87%
301,425	Microsoft Corp.	8,823
149,404	Oracle Corp.	3,838
32,310	Symantec Corp. (a)	547
2,015	VMware, Inc., Class - A (a)	107

		13,315

	Tobacco — 0.80%
80,984	Altria Group, Inc.	1,662

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Tobacco (continued)
76,694	Philip Morris International, Inc.	$4,000

		5,662

	Wireless Telecommunication Services — 0.09%
15,479	American Tower Corp., Class - A (a)	660

	Total SSgA Funds Management, Inc.	164,336

	Sustainable Growth Advisers — 38.69%
	Air Freight & Logistics — 1.20%
91,347	FedEx Corp.	8,532

	Asset Management & Custody Banks — 1.54%
243,388	State Street Corp.	10,987

	Communications Equipment — 1.17%
198,712	Qualcomm, Inc.	8,344

	Computer Hardware — 1.50%
45,273	Apple, Inc. (a)	10,636

	Consumer Finance — 0.94%
161,954	American Express Co.	6,682

	Data Processing & Outsourced Services — 3.26%
195,085	Automatic Data Processing, Inc.	8,675
159,647	Visa, Inc., Class - A	14,533

		23,208

	Fertilizers & Agricultural Chemicals — 1.09%
108,177	Monsanto Co.	7,726

	Health Care Distributors — 0.82%
99,074	Henry Schein, Inc. (a)	5,835

	Health Care Equipment — 2.94%
12,030	Intuitive Surgical, Inc. (a)	4,188
128,348	Medtronic, Inc.	5,780
185,140	Zimmer Holdings, Inc. (a)	10,960

		20,928

	Health Care Technology — 1.17%
97,435	Cerner Corp. (a)	8,288

	Home Improvement Retail — 1.55%
454,916	Lowe’s Cos., Inc.	11,027

	Internet Retail — 1.21%
63,268	Amazon.com, Inc. (a)	8,587

	Internet Software & Services — 1.61%
20,230	Google, Inc., Class - A (a)	11,471

	Oil & Gas Equipment & Services — 2.63%
249,320	National Oilwell Varco, Inc.	10,117
134,863	Schlumberger Ltd.	8,559

		18,676

	Pharmaceuticals — 3.13%
172,216	Johnson & Johnson	11,228
174,615	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	11,015

		22,243

	Restaurants — 1.57%
460,534	Starbucks Corp. (a)	11,177

	Soft Drinks — 2.72%
124,872	PepsiCo, Inc.	8,262
201,373	The Coca-Cola Co.	11,075

		19,337

	Specialty Chemicals — 1.20%
193,852	Ecolab, Inc.	8,520

Shares or Principal Amount (000)
	Specialty Stores — 1.65%
500,917	Staples, Inc.	11,716

	Systems Software — 4.06%
382,042	Microsoft Corp.	11,182
459,256	Oracle Corp.	11,798
202,648	Red Hat, Inc. (a)	5,932

		28,912

	Trading Companies & Distributors — 1.73%
256,907	Fastenal Co.	12,329

	Total Sustainable Growth Advisers	275,161

	Total Common Stocks	704,874

	U.S. Treasury Obligations — 0.03%
	SSgA Funds Management, Inc. — 0.03%
$192	U.S. Treasury Bills, 0.14%, 6/17/10 (b)(c)	192

	Total U.S. Treasury Obligations	192

	Mutual Funds — 0.00%
	SSgA Funds Management, Inc. — 0.00%
100	Alliance Money Market Fund Prime Portfolio, 0.11% (d)	—
	Total Mutual Funds	—
	Total Investments
	(cost $519,317) — 99.14%	705,066
	Other assets in excess of liabilities — 0.86%	6,128

	Net Assets — 100.00%	$711,194

Amounts designated as “ - ” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.

ADR	-	American Depositary Receipt
REITs	-	Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
24	NASDAQ 100 E-Mini Future	$939	Jun-10	$15
24	S&P 500 E-mini Future	1,398	Jun-10	23

	Net Unrealized Appreciation/Depreciation			$38

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.39%
	Jennison Associates LLC — 36.68%
	Aerospace & Defense — 1.36%
46,491	Precision Castparts Corp.	$5,891
46,783	The Boeing Co.	3,397
56,264	United Technologies Corp.	4,141

		13,429

	Apparel, Accessories & Luxury Goods — 0.31%
76,813	Coach, Inc.	3,036

	Application Software — 1.42%
244,099	Adobe Systems, Inc. (a)	8,634
70,026	Salesforce.com, Inc. (a)	5,213
7,016	SolarWinds, Inc. (a)	152

		13,999

	Auto Parts & Equipment — 0.45%
133,744	Johnson Controls, Inc.	4,412

	Biotechnology — 1.70%
94,590	Celgene Corp. (a)	5,861
180,295	Gilead Sciences, Inc. (a)	8,200
66,714	Vertex Pharmaceuticals, Inc. (a)	2,726

		16,787

	Communications Equipment — 2.27%
400,222	Cisco Systems, Inc. (a)	10,418
200,755	Juniper Networks, Inc. (a)	6,159
138,164	Qualcomm, Inc.	5,801

		22,378

	Computer Hardware — 3.31%
76,659	Apple, Inc. (a)	18,010
207,381	Hewlett-Packard Co.	11,022
27,988	International Business Machines Corp.	3,589

		32,621

	Computer Storage & Peripherals — 0.66%
200,289	NetApp, Inc. (a)	6,521

	Construction & Farm Machinery & Heavy Trucks — 0.35%
55,940	Cummins, Inc.	3,465

	Data Processing & Outsourced Services — 2.19%
41,139	MasterCard, Inc., Class - A	10,449
121,867	Visa, Inc., Class - A	11,094

		21,543

	Electronic Equipment & Instruments — 0.37%
105,877	Agilent Technologies, Inc. (a)	3,641

	Food Retail — 0.10%
27,544	Whole Foods Market, Inc. (a)	996

	Footwear — 0.78%
105,221	NIKE, Inc., Class - B	7,734

	General Merchandise Stores — 0.76%
69,327	Dollar General Corp. (a)	1,750
109,576	Target Corp.	5,764

		7,514

	Health Care Equipment — 0.73%
124,109	Baxter International, Inc.	7,223

	Health Care Services — 1.14%
22,003	Express Scripts, Inc. (a)	2,239
139,296	Medco Health Solutions, Inc. (a)	8,993

		11,232

	Health Care Supplies — 0.70%
42,458	Alcon, Inc.	6,860

	Home Improvement Retail — 0.23%
68,700	The Home Depot, Inc.	2,222

	Hotels, Resorts & Cruise Lines — 0.45%
139,553	Marriott International, Inc., Class - A	4,399

	Household Products — 0.52%
59,625	Colgate-Palmolive Co.	5,084

	Hypermarkets & Super Centers — 0.72%
118,808	Costco Wholesale Corp.	7,094

	Industrial Gases — 0.37%
43,794	Praxair, Inc.	3,635

	Integrated Oil & Gas — 0.84%
97,380	Occidental Petroleum Corp.	8,233

	Internet Retail — 1.35%
98,380	Amazon.com, Inc. (a)	13,353

	Internet Software & Services — 2.00%
4,480	Baidu, Inc. - Sponsored ADR (a)	2,675
25,607	Google, Inc., Class - A (a)	14,519
122,900	Tencent Holdings Ltd. - ADR	2,469

		19,663

	Investment Banking & Brokerage — 1.77%
283,241	Charles Schwab Corp.	5,294
96,525	Morgan Stanley	2,827
54,351	The Goldman Sachs Group, Inc.	9,274

		17,395

	Life Sciences Tools & Services — 0.21%
53,902	Illumina, Inc. (a)	2,097

	Movies & Entertainment — 0.97%
274,868	The Walt Disney Co.	9,596

	Oil & Gas Equipment & Services — 0.91%
141,663	Schlumberger Ltd.	8,990

	Oil & Gas Exploration & Production — 0.27%
65,159	Southwestern Energy Co. (a)	2,653

	Other Diversified Financial Services — 0.46%
100,573	JPMorgan Chase & Co.	4,501

	Packaged Foods & Meats — 0.75%
120,200	Kraft Foods, Inc.	3,635
128,187	Unilever PLC - Sponsored ADR	3,753

		7,388

	Pharmaceuticals — 2.70%
77,845	Abbott Laboratories	4,101
155,885	Mylan Laboratories, Inc. (a)	3,540
64,936	Novartis AG - ADR	3,513
86,700	Roche Holdings AG - ADR	3,513
66,058	Shire PLC - ADR	4,357
120,691	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	7,614

		26,638

	Railroads — 0.56%
74,880	Union Pacific Corp.	5,489

	Restaurants — 0.31%
125,725	Starbucks Corp. (a)	3,051

	Semiconductors — 0.69%
1,500	Cree, Inc. (a)	105
300,483	Intel Corp.	6,689

		6,794

	Specialty Stores — 0.60%
140,293	Staples, Inc.	3,281
55,942	Tiffany & Co.	2,657

		5,938

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Systems Software — 1.40%
403,687	Microsoft Corp.	$11,816
37,893	VMware, Inc., Class - A (a)	2,020

		13,836

	Total Jennison Associates LLC	361,440

	SSgA Funds Management, Inc. — 7.74%
	Advertising — 0.02%
5,654	Omnicom Group, Inc.	219

	Aerospace & Defense — 0.26%
554	General Dynamics Corp.	43
13,527	Honeywell International, Inc.	612
5,475	Lockheed Martin Corp.	456
653	Northrop Grumman Corp.	43
5,508	Raytheon Co.	314
987	The Boeing Co.	72
13,962	United Technologies Corp.	1,028

		2,568

	Agricultural Products — 0.02%
6,569	Archer-Daniels-Midland Co.	190

	Air Freight & Logistics — 0.08%
12,604	United Parcel Service, Inc., Class - B	812

	Aluminum — 0.01%
7,785	Alcoa, Inc.	111

	Apparel Retail — 0.02%
7,833	The Gap, Inc.	181

	Application Software — 0.03%
9,585	Adobe Systems, Inc. (a)	339

	Asset Management & Custody Banks — 0.06%
4,502	Bank of New York Mellon Corp.	139
178	BlackRock, Inc., Class - A	39
1,194	Franklin Resources, Inc.	132
4,387	Northern Trust Corp.	243

		553

	Auto Parts & Equipment — 0.02%
6,727	Johnson Controls, Inc.	222

	Biotechnology — 0.29%
18,400	Amgen, Inc. (a)	1,100
4,887	Biogen Idec, Inc. (a)	280
8,360	Celgene Corp. (a)	518
4,973	Genzyme Corp. (a)	258
16,444	Gilead Sciences, Inc. (a)	748

		2,904

	Cable & Satellite — 0.04%
3,815	Comcast Corp., Class - A	72
8,415	The DIRECTV Group, Inc., Class - A (a)	284

		356

	Coal & Consumable Fuels — 0.02%
4,931	Peabody Energy Corp.	225

	Communications Equipment — 0.49%
104,703	Cisco Systems, Inc. (a)	2,725
24,199	Corning, Inc.	489
9,564	Juniper Networks, Inc. (a)	293
2,415	Motorola, Inc. (a)	17
30,117	Qualcomm, Inc.	1,265

		4,789

	Computer & Electronics Retail — 0.03%
6,191	Best Buy Co., Inc.	263

	Computer Hardware — 0.93%
16,202	Apple, Inc. (a)	3,806
31,227	Dell, Inc. (a)	469
33,656	Hewlett-Packard Co.	1,789
24,015	International Business Machines Corp.	3,080

		9,144

	Computer Storage & Peripherals — 0.01%
3,677	EMC Corp. (a)	66

	Construction & Farm Machinery & Heavy Trucks — 0.07%
5,487	Caterpillar, Inc.	345
1,823	Deere & Co.	108
6,170	PACCAR, Inc.	268

		721

	Consumer Finance — 0.02%
3,220	American Express Co.	133
2,312	Capital One Financial Corp.	96

		229

	Data Processing & Outsourced Services — 0.18%
9,138	Automatic Data Processing, Inc.	406
1,545	MasterCard, Inc., Class - A	392
12,821	The Western Union Co.	218
8,135	Visa, Inc., Class - A	741

		1,757

	Department Stores — 0.03%
5,241	Kohl’s Corp. (a)	287

	Diversified Banks — 0.04%
13,952	Wells Fargo & Co.	434

	Diversified Chemicals — 0.02%
5,470	E.I. du Pont de Nemours & Co.	204

	Diversified Metals & Mining — 0.04%
4,506	Freeport-Mcmoran Copper & Gold, Inc.	376
2,145	Southern Copper Corp.	68

		444

	Drug Retail — 0.10%
8,056	CVS Caremark Corp.	295
18,041	Walgreen Co.	669

		964

	Electric Utilities — 0.01%
937	Exelon Corp.	41
899	FPL Group, Inc.	43

		84

	Electrical Components & Equipment — 0.08%
13,675	Emerson Electric Co.	689
932	First Solar, Inc. (a)	114

		803

	Environmental & Facilities Services — 0.03%
8,022	Waste Management, Inc.	276

	Fertilizers & Agricultural Chemicals — 0.09%
9,895	Monsanto Co.	707
2,872	The Mosaic Co.	174

		881

	Food Distributors — 0.03%
10,768	Sysco Corp.	318

	Food Retail — 0.02%
10,027	The Kroger Co.	217

	Footwear — 0.05%
6,538	NIKE, Inc., Class - B	481

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	General Merchandise Stores — 0.07%
13,699	Target Corp.	$721

	Gold — 0.04%
8,759	Newmont Mining Corp.	446

	Health Care Distributors — 0.02%
2,414	McKesson Corp.	159

	Health Care Equipment — 0.26%
10,965	Baxter International, Inc.	638
4,331	Becton, Dickinson & Co.	341
9,265	Boston Scientific Corp. (a)	67
20,355	Medtronic, Inc.	917
5,909	St. Jude Medical, Inc. (a)	242
6,151	Stryker Corp.	352

		2,557

	Health Care Services — 0.11%
5,006	Express Scripts, Inc. (a)	509
8,737	Medco Health Solutions, Inc. (a)	564

		1,073

	Home Entertainment Software — 0.01%
5,580	Activision Blizzard, Inc.	67

	Home Improvement Retail — 0.03%
8,496	Lowe’s Cos., Inc.	206
1,995	The Home Depot, Inc.	64

		270

	Hotels, Resorts & Cruise Lines — 0.01%
3,611	Carnival Corp.	140

	Household Products — 0.34%
9,068	Colgate-Palmolive Co.	773
6,541	Kimberly-Clark Corp.	412
34,665	The Procter & Gamble Co.	2,193

		3,378

	Hypermarkets & Super Centers — 0.27%
7,937	Costco Wholesale Corp.	474
40,104	Wal-Mart Stores, Inc.	2,230

		2,704

	Industrial Conglomerates — 0.11%
12,605	3M Co.	1,053

	Industrial Gases — 0.06%
1,314	Air Products & Chemicals, Inc.	97
5,555	Praxair, Inc.	461

		558

	Industrial Machinery — 0.02%
2,918	Danaher Corp.	233

	Integrated Oil & Gas — 0.16%
22,877	Exxon Mobil Corp.	1,532

	Internet Retail — 0.08%
5,942	Amazon.com, Inc. (a)	807

	Internet Software & Services — 0.30%
4,464	eBay, Inc. (a)	120
4,347	Google, Inc., Class - A (a)	2,465
20,204	Yahoo!, Inc. (a)	334

		2,919

	Investment Banking & Brokerage — 0.06%
17,341	Charles Schwab Corp.	324
5,724	Morgan Stanley	168
567	The Goldman Sachs Group, Inc.	97

		589

	Life & Health Insurance — 0.05%
8,473	AFLAC, Inc.	460

	Life Sciences Tools & Services — 0.00%
582	Thermo Electron Corp. (a)	30

	Managed Health Care — 0.01%
1,562	Aetna, Inc.	55
608	WellPoint, Inc. (a)	39

		94

	Oil & Gas Equipment & Services — 0.06%
9,852	Schlumberger Ltd.	625

	Oil & Gas Exploration & Production — 0.03%
6,293	Southwestern Energy Co. (a)	256

	Packaged Foods & Meats — 0.06%
2,504	General Mills, Inc.	177
4,614	Kellogg Co.	247
4,435	Kraft Foods, Inc.	134

		558

	Pharmaceuticals — 0.61%
28,115	Abbott Laboratories	1,481
5,554	Allergan, Inc.	362
17,268	Bristol-Myers Squibb Co.	461
9,715	Eli Lilly & Co.	352
38,724	Johnson & Johnson	2,525
21,467	Merck & Co., Inc.	802

		5,983

	Railroads — 0.04%
769	Norfolk Southern Corp.	43
4,885	Union Pacific Corp.	358

		401

	Restaurants — 0.20%
20,013	McDonald’s Corp.	1,336
13,402	Starbucks Corp. (a)	325
8,455	YUM! Brands, Inc.	324

		1,985

	Retail REITs — 0.02%
1,800	Simon Property Group, Inc.	151

	Semiconductors — 0.23%
8,943	Broadcom Corp., Class - A	297
62,578	Intel Corp.	1,393
23,137	Texas Instruments, Inc.	566

		2,256

	Soft Drinks — 0.38%
29,358	PepsiCo, Inc.	1,942
33,090	The Coca-Cola Co.	1,820

		3,762

	Specialized Finance — 0.00%
61	CME Group, Inc.	19

	Specialty Stores — 0.03%
13,030	Staples, Inc.	305

	Systems Software — 0.63%
139,875	Microsoft Corp.	4,094
69,408	Oracle Corp.	1,783
14,993	Symantec Corp. (a)	254
842	VMware, Inc., Class - A (a)	45

		6,176

	Tobacco — 0.27%
37,588	Altria Group, Inc.	772
35,587	Philip Morris International, Inc.	1,856

		2,628

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Wireless Telecommunication Services — 0.03%
7,295	American Tower Corp., Class - A (a)	$311

	Total SSgA Funds Management, Inc.	76,248

	Sustainable Growth Advisers — 36.97%
	Air Freight & Logistics — 1.15%
121,288	FedEx Corp.	11,328

	Asset Management & Custody Banks — 1.49%
324,652	State Street Corp.	14,655

	Communications Equipment — 1.13%
266,178	Qualcomm, Inc.	11,177

	Computer Hardware — 1.31%
54,967	Apple, Inc. (a)	12,913

	Consumer Finance — 1.01%
241,926	American Express Co.	9,982

	Data Processing & Outsourced Services — 3.03%
252,415	Automatic Data Processing, Inc.	11,225
205,033	Visa, Inc., Class - A	18,664

		29,889

	Fertilizers & Agricultural Chemicals — 0.90%
123,393	Monsanto Co.	8,813

	Health Care Distributors — 0.76%
126,886	Henry Schein, Inc. (a)	7,474

	Health Care Equipment — 2.93%
19,470	Intuitive Surgical, Inc. (a)	6,778
154,312	Medtronic, Inc.	6,949
255,590	Zimmer Holdings, Inc. (a)	15,131

		28,858

	Health Care Technology — 1.14%
132,065	Cerner Corp. (a)	11,233

	Home Improvement Retail — 1.50%
611,344	Lowe’s Cos., Inc.	14,819

	Internet Retail — 1.09%
79,312	Amazon.com, Inc. (a)	10,765

	Internet Software & Services — 1.53%
26,600	Google, Inc., Class - A (a)	15,082

	Oil & Gas Equipment & Services — 2.66%
368,690	National Oilwell Varco, Inc.	14,961
176,617	Schlumberger Ltd.	11,208

		26,169

	Pharmaceuticals — 3.03%
231,784	Johnson & Johnson	15,112
234,295	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	14,780

		29,892

	Restaurants — 1.50%
609,336	Starbucks Corp. (a)	14,788

	Soft Drinks — 2.65%
168,088	PepsiCo, Inc.	11,121
272,907	The Coca-Cola Co.	15,010

		26,131

	Specialty Chemicals — 1.14%
255,198	Ecolab, Inc.	11,216

	Specialty Stores — 1.61%
676,443	Staples, Inc.	15,822

	Systems Software — 3.82%
505,538	Microsoft Corp.	14,797

Shares or Principal Amount (000)
	Systems Software (continued)
590,244	Oracle Corp.	15,163
263,952	Red Hat, Inc. (a)	7,726

		37,686

	Trading Companies & Distributors — 1.59%
326,293	Fastenal Co.	15,659

	Total Sustainable Growth Advisers	364,351

	Total Common Stocks	802,039

	Corporate Bonds — 0.55%
	PIMCO — 0.55%
	Airlines — 0.07%
$ 700	Delta Air Lines, Inc., Series A2, 7.57%, 11/18/10	709

	Computers & Peripherals — 0.06%
600	Hewlett-Packard Co., 1.30%, 5/27/11 (b)	607

	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	99
700	SLM Corp., Series A, MTN, 0.55%, 1/27/14 (b)	606

		705

	Diversified Financial Services — 0.07%
600	General Electric Capital Corp., Series A, MTN, 0.41%, 9/15/14 (b)	564
100	General Electric Capital Corp., Series A, MTN, 1.15%, 5/22/13 (b)	100

		664

	Diversified Telecommunication Services — 0.06%
600	Verizon Communications Inc., 3.75%, 5/20/11	619

	Electric Utilities — 0.18%
1,600	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,704

	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	101

	Insurance — 0.03%
100	American International Group, Inc., MTN, 0.37%, 3/20/12 (b)	95
200	American International Group, Inc., Series 1, MTN, 0.36%, 10/18/11(b)	191

		286

	Total Corporate Bonds	5,395

	Asset Backed Securities — 0.55%
	PIMCO — 0.55%
898	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.33%, 5/25/37 (b)	611
655	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.34%, 6/25/47 (b)	626
681	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.35%, 5/25/36 (b)	642
1,137	Countrywide Asset- Backed Certificates, Series 2006-25, Class 2A1, 0.32%, 5/25/28 (b)	1,084

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
	PIMCO (continued)
$698	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.33%, 10/25/28 (b)	$659
781	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.31%, 5/25/37 (b)	653
657	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.31%, 6/25/37 (b)	638
54	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	58
429	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.33%, 6/25/37 (b)	362
130	Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 0.49%, 10/25/35 (b)	127

	Total Asset Backed Securities	5,460

	Collateralized Mortgage Obligations — 3.44%
	PIMCO — 3.44%
838	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.49%, 10/25/34 (b)	693
24	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45 (b)	20
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	120
31	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.40%, 2/25/36 (b)	24
184	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 4.46%, 8/25/33 (b)	174
34	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.81%, 3/25/35 (b)	32
1,054	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.93%, 3/25/35 (b)	997
228	Bear Sterns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.64%, 2/25/33 (b)	223
55	Bear Sterns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 3.40%, 2/25/33 (b)	47
998	Bear Sterns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.91%, 10/25/34 (b)	667
309	Citigroup Mortgage Corporation Loan Trust, Inc., Series 2005-6, ClassA3, 4.10%, 8/25/35 (b)	273
153	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 4.25%, 8/25/35 (b)	135
261	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33 (b)	257
$1,074	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.46%, 5/25/35 (b)	621
39	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.53%, 2/25/37 (b)	21
481	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.46%, 7/25/46 (b)	264
42	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.86%, 2/25/37 (b)	29
47	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.44%, 9/25/46 (b)	23
38	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.45%, 7/20/46 (b)	15
1,242	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.57%, 3/25/35 (b)	733
1,114	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.48%, 5/25/35 (b)	647
814	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 5.25%, 2/20/36 (b)	608
1,232	Fannie Mae, Series 2006-82, Class F, 0.82%, 9/25/36(b)	1,230
237	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.85%, 2/25/34 (b)	231
15	Freddie Mac, Series 2395, Class FT, 0.68%, 12/15/31 (b)	15
982	Freddie Mac, Series 3174, Class FM, 0.47%, 5/15/36 (b)	974
32	Freddie Mac, Series 3346, Class FA, 0.46%, 2/15/19 (b)	32
1,886	Freddie Mac, Series 3616, Class FG, 0.88%, 3/15/32 (b)	1,889
100	Government National Mortgage Association, Series 2000-14, Class F, 0.88%, 2/16/30 (b)	100
6,678	Government National Mortgage Association, Series 2005-16, Class FA, 0.49%, 2/20/35 (b)	6,619
6,755	Government National Mortgage Association, Series 2005-3, Class FC, 0.48%, 1/16/35 (b)	6,704
2,263	Government National Mortgage Association, Series 2008-6, Class FA, 0.73%, 2/20/38 (b)	2,272
2,118	Greenpoint Mortgage Funding Trust, Series 2005- AR1, Class A2, 0.47%, 6/25/45 (b)	1,263
537	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.95%, 9/25/35 (b)	495
1,146	Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.46%, 5/19/35 (b)	681
463	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35 (b)	424

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	$118
961	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 5.05%, 10/25/35 (b)	655
744	WAMU Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.56%, 1/25/45 (b)	575
829	WAMU Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.48%, 4/25/45 (b)	662
584	Wells Fargo Mortgage Back Securities Trust, Series 2004-CC, Class A1, 4.94%, 1/25/35 (b)	568
282	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.90%, 3/25/35 (b)	252
641	Wells Fargo Mortgage Backed Securities, Series 2003-M, Class A1, 4.69%, 12/25/33 (b)	646
933	Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1, 4.95%, 3/25/36 (b)	821

	Total Collateralized Mortgage Obligations	33,849

	Certificates of Deposit — 0.13%
	PIMCO — 0.13%
1,300	Intesa Sanpaolo New York, 2.38%, 12/21/12	1,309

	Total Certificates of Deposit	1,309

	Foreign Bonds — 1.07%
	PIMCO — 1.07%
1,800	Canadian Government Bond, 4.50%, 6/1/15 (c)	1,908
3,400	Canadian Government Bond, 2.00%, 12/1/14 (c)	3,231
2,600	Canadian Government Bond, 1.50%, 3/1/12 (c)	2,549
900	Citigroup, Inc., 6.39%, 3/6/23 (c)	1,229
1,000	International Lease Finance Corp., Series E, MTN, 1.15%, 7/6/10 (b)(c)	1,338
1,500	Kingdom of Denmark, 4.00%, 11/15/19 (c)	286

	Total Foreign Bonds	10,541

	Municipal Bonds — 0.16%
	PIMCO — 0.16%
	Illinois — 0.14%
1,400	Illinois State, GO, 1.82%, 1/1/11	1,405
	Washington — 0.02%
200	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	201

	Total Municipal Bonds	1,606

	U.S. Government Agency Mortgages — 0.12%
	PIMCO — 0.12%
$681	Fannie Mae, Pool #735591, 4.54%, 10/1/35 (b)	711
78	Fannie Mae, Pool #852682, 6.00%, 3/1/36	83
105	Fannie Mae, Pool #871288, 6.00%, 5/1/36	112
24	Fannie Mae, Pool #889414, 6.00%, 11/1/37	25
81	Fannie Mae, Pool #897736, 6.00%, 8/1/36	87
57	Fannie Mae, Pool #986946, 6.00%, 9/1/38	61
99	Fannie Mae, Pool #MA0186, 4.00%, 9/1/39	96

	Total U.S. Government Agency Mortgages	1,175

	U.S. Treasury Obligations — 9.26%
	PIMCO — 9.25%
10,516	U.S. Treasury Bills, 0.19%, 9/2/10 (d)(e)	10,507
2,672	U.S. Treasury Bills, 0.19%, 8/26/10 (d)	2,670
76,964	U.S. Treasury Bills, 0.16%, 4/22/10 (d)	76,957
1,100	U.S. Treasury Note, 3.63%, 2/15/20	1,081

	Total PIMCO	91,215

	SSgA Funds Management, Inc. — 0.01%
73	U.S. Treasury Bills, 0.14%, 6/17/10 (d)(e)	73

	Total U.S. Treasury Obligations	91,288

	Yankee Dollars — 0.41%
	PIMCO — 0.41%
400	Deutsche Telekom International Finance BV, 5.38%, 3/23/11	416
200	Export-Import Bank of Korea, 4.13%, 9/9/15	201
200	Export-Import Bank of Korea, 5.88%, 1/14/15	215
100	Intesa Sanpaolo SpA, 0.75%, 1/19/12 (b)	100
1,700	KFW, Series G, MTN, 4.88%, 6/17/19	1,824
1,300	Kommunalbanken A.S., Series E, MTN, 2.00%, 1/14/13	1,307

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Total Yankee Dollars	4,063

	Time Deposits — 7.29%
	Jennison Associates LLC — 3.68%
$36,215	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	$36,215

	Sustainable Growth Advisers — 3.61%
35,607	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	35,607

	Total Time Deposits	71,822

	Mutual Funds — 0.83%
	PIMCO — 0.31%
3,004,919	SSgA U.S. Government Money Market, 0.00% (b)	3,005

	SSgA Funds Management, Inc. — 0.52%
5,165,016	Alliance Money Market Fund Prime Portfolio, 0.11% (b)	5,165

	Total Mutual Funds	8,170

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
150	Put - S&P 500 Futures
	Expiring June, 2010 at $525	2

	Total Put Options Purchased	2

	Repurchase Agreements — 1.41%
	PIMCO — 1.41%
$13,900	Barclays Capital, Inc., 0.03%, 4/1/10, (Purchased on 3/31/10, proceeds at maturity $13,900,012, collateralized by U.S. Treasury Inflation Index Bond, 0.875%, 4/15/10, fair value $14,126,199)	13,900

	Total Repurchase Agreements	13,900

	Total Investments
	(cost $950,782) — 106.61%	1,050,619
	Liabilities in excess of other assets — (6.61)%	(65,149)

	Net Assets — 100.00%	$985,470

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.
(c)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(d)	Rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

ADR	-	American Depositary Receipt
GO	-	General Obligation
MTN	-	Medium Term Note
REITs	-	Real Estate Investment Trusts

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
236	S&P 500 E-Mini Future	$13,750	Jun-10	$92
537	S&P 500 Futures	156,428	Jun-10	4,813

				$4,905

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
5	S&P 500 E-Mini Future	$291	Jun-10	$5
5	NASDAQ100 E-Mini	195	Jun-10	3

				$8

	Net Unrealized Appreciation / Depreciation			$4,913

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
700,000	Canadian Dollar	4/6/10	$686	$690	$4
13,881,000	Indian Rupee	11/12/10	300	303	3
104,000,000	Korean Won	7/28/10	87	92	5
199,843,000	Korean Won	7/28/10	169	177	8
478,348,000	Korean Won	8/27/10	406	424	18
215,117,000	Korean Won	11/12/10	183	191	8
117,594,000	Korean Won	11/12/10	101	105	4
57,287,500	Korean Won	11/12/10	50	51	1
57,555,000	Korean Won	11/12/10	50	51	1
11,590,000	Korean Won	11/12/10	10	10	—
34,641,000	Korean Won	11/12/10	30	31	1
35,095,500	Korean Won	11/12/10	30	31	1
35,077,500	Korean Won	11/12/10	30	31	1
11,730,000	Korean Won	11/12/10	10	10	—
35,028,000	Korean Won	11/12/10	30	31	1
11,678,000	Korean Won	11/12/10	10	10	—
34,857,000	Korean Won	11/12/10	30	31	1
103,417,500	Korean Won	11/12/10	88	92	4
3,977,000	Norwegian Krone	5/10/10	676	668	(8)
426,279	Singapore Dollar	6/16/10	300	305	5
49,365	Singapore Dollar	6/16/10	35	35	—

	Total Currencies Purchased		$3,311	$3,369	$58

	Currencies Sold
14,000	British Sterling Pound	6/24/10	$21	$21	$—
6,134,000	Canadian Dollar	4/6/10	5,868	6,041	(173)
1,802,000	Canadian Dollar	4/6/10	1,745	1,775	(30)
83,000	Danish Kroner	5/10/10	15	15	—
968,000	Euro	4/26/10	1,367	1,307	60
59,000	Euro	4/26/10	84	80	4
810,000	Euro	4/26/10	1,101	1,094	7
197,000	Euro	4/26/10	271	266	5
125,000,000	Japanese Yen	4/19/10	1,381	1,337	44
10,000,000	Japanese Yen	4/19/10	108	107	1

	Total Currencies Sold		$11,961	$12,043	$(82)

	Net Unrealized Appreciation / Depreciation				$(24)

Written Options on Futures

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ Depreciation (000)
(5)	S&P 500 Future Call Option	$1,200	$(6)	$(3)	Apr-10	$3
(5)	S&P 500 Future Put Option	1120	(9)	(4)	Apr-10	5
(2)	Call - U.S. Treasury 10 Year Future Option	119	(1)	(0)	Apr-10	1
(2)	Put - U.S. Treasury 10 Year Future Option	114	(1)	(0)	Apr-10	1
(740)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(52)	(2)	Apr-10	50
(740)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(45)	(3)	Apr-10	42
(170)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(13)	(5)	Jun-10	8
(170)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(17)	(4)	Jun-10	13
(520)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(49)	(12)	Jun-10	37
(480)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(35)	(15)	Jun-10	20
(590)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(15)	(17)	Aug-10	(2)
(590)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(35)	(31)	Aug-10	4
(120)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	4	(8)	(6)	Aug-10	2
(110)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(5)	(3)	Aug-10	2
(240)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3	(10)	(13)	Jun-10	(3)
(240)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	3	(8)	(3)	Jun-10	5

	Net Unrealized Appreciation / Depreciation					$188

Interest Rate SWAP Agreements

PIMCO

	Notional Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Gain (Loss)(000)
Swap Agreements
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	$57	1/2/12	11.36%	(4)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.45%
	Advertising — 0.29%
30,793	Harte-Hanks, Inc.	$396

	Aerospace & Defense — 0.11%
36	American Science & Engineering, Inc.	3
2,086	Cubic Corp.	75
1,063	Triumph Group, Inc.	74

		152

	Agricultural Products — 0.01%
901	Fresh Del Monte Produce, Inc. (a)	18

	Airlines — 0.00%
83	Allegiant Travel Co. (a)	5

	Apparel Retail — 0.11%
234	Aeropostale, Inc. (a)	7
5,818	Stage Stores, Inc.	89
5,879	Stein Mart, Inc. (a)	53

		149

	Apparel, Accessories & Luxury Goods — 0.50%
146	Fossil, Inc. (a)	6
35,400	Jones Apparel Group, Inc.	673

		679

	Application Software — 0.12%
148	Advent Software, Inc. (a)	7
557	Interactive Intelligence, Inc. (a)	10
2,788	Kenexa Corp. (a)	38
448	Manhattan Associates, Inc. (a)	12
2,005	S1 Corp. (a)	12
4,669	SuccessFactors, Inc. (a)	89

		168

	Asset Management & Custody Banks — 0.03%
363	Calamos Asset Management, Inc., Class - A	5
246	Penson Worldwide, Inc. (a)	3
2,021	Safeguard Scientifics, Inc. (a)	26

		34

	Automotive Retail — 0.01%
1,450	Asbury Automotive Group, Inc. (a)	19

	Biotechnology — 0.04%
208	Facet Biotech Corp. (a)	6
928	Martek Biosciences Corp. (a)	21
1,953	Maxygen, Inc. (a)	13
1	Momenta Pharmaceuticals, Inc. (a)	—
2,376	Osiris Therapeutics, Inc. (a)	17

		57

	Building Products — 0.31%
804	AAON, Inc.	18
20,245	Griffon Corp. (a)	252
7,324	Trex Co., Inc. (a)	156

		426

	Casinos & Gaming — 0.00%
509	Isle of Capri Casinos, Inc. (a)	4

	Commercial Printing — 0.02%
58	Consolidated Graphics, Inc. (a)	2
492	Ennis, Inc.	8
669	M & F Worldwide Corp. (a)	21

		31

	Communications Equipment — 0.57%
2,217	Acme Packet, Inc. (a)	43
2,976	Anaren, Inc. (a)	42
4,792	Arris Group, Inc. (a)	58
1,933	Loral Space & Communications, Inc. (a)	68
6,134	Oplink Communications, Inc. (a)	114
14,400	Plantronics, Inc.	450

		775

	Computer & Electronics Retail — 0.25%
14,200	Rent-A-Center, Inc. (a)	336

	Computer Hardware — 0.00%
906	Cray, Inc. (a)	5

	Computer Storage & Peripherals — 0.03%
1,365	Novatel Wireless, Inc. (a)	9
2,033	STEC, Inc. (a)	24
106	Synaptics, Inc. (a)	3

		36

	Construction & Engineering — 0.14%
5,675	Dycom Industries, Inc. (a)	50
1,651	EMCOR Group, Inc. (a)	41
10,785	Pike Electric Corp. (a)	100

		191

	Construction & Farm Machinery & Heavy Trucks — 0.05%
1,179	Cascade Corp.	38
648	Lindsay Corp.	27
93	The Greenbrier Cos., Inc. (a)	1

		66

	Consumer Finance — 0.01%
314	World Acceptance Corp. (a)	11

	Data Processing & Outsourced Services — 0.30%
16,999	Heartland Payment Systems, Inc.	316
871	TeleTech Holdings, Inc. (a)	15
3,522	VeriFone Holdings, Inc. (a)	71
358	Wright Express Corp. (a)	11

		413

	Diversified Banks — 0.02%
2,112	Banco Latinoamericano de Comercio Exterior SA, Class - E	30

	Diversified Chemicals — 0.04%
3,690	LSB Industries, Inc. (a)	56

	Diversified REITs — 0.01%
287	PS Business Parks, Inc.	15

	Diversified Support Services — 0.45%
12,300	ATC Technology Corp. (a)	211
574	Comfort Systems USA, Inc.	7
19,470	Viad Corp.	400

		618

	Education Services — 0.00%
31	Corinthian Colleges, Inc. (a)	1

	Electric Utilities — 0.34%
362	Cleco Corp.	10
23,300	Portland General Electric Co.	450

		460

	Electrical Components & Equipment — 0.51%
18,400	Brady Corp., Class - A	573
3,010	EnerSys (a)	74
1,010	Harbin Electric, Inc. (a)	22
864	Powell Industries, Inc. (a)	28

		697

	Electronic Equipment & Instruments — 0.43%
890	Dawson Geophysical Co. (a)	26
19,100	MTS Systems Corp.	554

		580

	Electronic Manufacturing Services — 0.07%
2,308	Benchmark Electronics, Inc. (a)	48
940	IPG Photonics Corp. (a)	14
1,072	Multi-Fineline Electronix, Inc. (a)	27

		89

	Environmental & Facilities Services — 0.02%
1,021	Tetra Tech, Inc. (a)	24

	Food Distributors — 0.04%
2,035	United Natural Foods, Inc. (a)	57

	Food Retail — 0.01%
223	Weis Markets, Inc.	8

	Gas Utilities — 0.08%
1,078	Chesapeake Utilities Corp.	32
2,216	WGL Holdings, Inc.	77

		109

	General Merchandise Stores — 0.01%
1,630	Fred’s, Inc., Class - A	20

	Health Care Distributors — 0.02%
1,768	Pharmerica Corp. (a)	32

	Health Care Equipment — 0.04%
193	American Medical Systems Holdings, Inc. (a)	4
1,923	Cantel Medical Corp.	38
82	Invacare Corp.	2
133	Somanetics Corp. (a)	3
335	STERIS Corp.	11

		58

	Health Care Facilities — 0.01%
658	Kindred Healthcare, Inc. (a)	12

	Health Care Services — 0.35%
184	CorVel Corp. (a)	6
2,152	Cross Country Healthcare, Inc. (a)	22
7,700	MEDNAX, Inc. (a)	448
196	Providence Service Corp. (a)	3

		479

	Health Care Supplies — 0.45%
2,283	Align Technology, Inc. (a)	44
25,600	Immucor, Inc. (a)	573

		617

	Health Care Technology — 0.01%
485	Eclipsys Corp. (a)	10
305	Vital Images, Inc. (a)	5

		15

	Hotels, Resorts & Cruise Lines — 0.09%
4,346	Gaylord Entertainment Co. (a)	127

	Household Products — 0.05%
6,881	Central Garden & Pet Co., Class - A (a)	63

	Housewares & Specialties — 0.05%
1,620	American Greetings Corp., Class - A	34
1,228	Blyth, Inc.	38

		72

	Industrial Conglomerates — 0.35%
11,600	Carlisle Cos., Inc.	442
1,978	Tredegar Corp.	34

		476

	Industrial Machinery — 1.16%
42,700	Blount International, Inc. (a)	442
2,120	Briggs & Stratton Corp.	41
4,027	Chart Industries, Inc. (a)	81
16,232	CIRCOR International, Inc.	539
14,100	Graco, Inc.	451
214	L.B. Foster Co., Class - A (a)	6
2,099	Tecumseh Products Co., Class - A (a)	26

		1,586

	Insurance Brokers — 0.40%
22,100	Arthur J. Gallagher & Co.	543

	Internet Retail — 0.02%
2,673	Stamps.com, Inc. (a)	27

	Internet Software & Services — 0.09%
3,558	EarthLink, Inc.	30
3,705	j2 Global Communications, Inc. (a)	87
336	ModusLink Global Solutions, Inc. (a)	3
53	Perficient, Inc. (a)	1

		121

	Investment Banking & Brokerage — 0.02%
493	Knight Capital Group, Inc., Class - A (a)	7
102	Oppenheimer Holdings, Inc., Class - A	3
126	optionsXpress Holdings, Inc. (a)	2
133	Stifel Financial Corp. (a)	7
93	SWS Group, Inc.	1

		20

	IT Consulting & Other Services — 0.02%
180	CACI International, Inc., Class - A (a)	9
433	Gartner, Inc. (a)	10
71	Unisys Corp. (a)	2

		21

	Leisure Facilities — 0.02%
1,963	Speedway Motorsports, Inc.	31

	Leisure Products — 0.03%
2,042	RC2 Corp. (a)	31
864	Sturm, Ruger & Co., Inc.	10

		41

	Life & Health Insurance — 1.04%
32,187	American Equity Investment Life Holding Co.	343
54,400	Conseco, Inc. (a)	338
22,300	Delphi Financial Group, Inc., Class - A	561
7,300	FBL Financial Group, Inc., Class - A	179

		1,421

	Life Sciences Tools & Services — 0.01%
1,639	Albany Molecular Research, Inc. (a)	14
217	Medivation, Inc. (a)	2

		16

	Managed Health Care — 0.12%
2,578	AMERIGROUP Corp. (a)	86
3,356	Centene Corp. (a)	80

		166

	Marine — 0.07%
3,506	American Commercial Lines, Inc. (a)	88

	Metal & Glass Containers — 0.04%
2,100	AEP Industries, Inc. (a)	55

	Mortgage REITs — 0.02%
2,310	MFA Financial, Inc.	17
613	Redwood Trust, Inc.	9

		26

	Multi-Sector Holdings — 0.03%
2,621	Compass Diversified Holdings, Inc.	40

	Multi-Utilities — 0.42%
347	CH Energy Group, Inc.	14
44,700	PNM Resources, Inc.	560

		574

	Office REITs — 0.02%
529	BioMed Realty Trust, Inc.	9
750	Parkway Properties, Inc.	14

		23

	Office Services & Supplies — 0.22%
33,054	American Reprographics Co. (a)	296
213	Mine Safety Appliances Co.	6

		302

	Oil & Gas Equipment & Services — 0.04%
549	GulfMark Offshore, Inc., Class - A (a)	15
3,184	Willbros Group, Inc. (a)	38

		53

	Oil & Gas Exploration & Production — 0.01%
171	Berry Petroleum Co., Class - A	5
235	McMoRan Exploration Co. (a)	3

		8

	Oil & Gas Refining & Marketing — 0.04%
1,963	World Fuel Services Corp.	52

	Oil & Gas Storage & Transportation — 0.00%
140	Ship Finance International Ltd.	2

	Packaged Foods & Meats — 0.09%
209	J & J Snack Foods Corp.	9
912	Lancaster Colony Corp.	54
1,011	Sanderson Farms, Inc.	54

		117

	Paper Products — 0.00%
67	Clearwater Paper Corp. (a)	3

	Pharmaceuticals — 0.04%
1,691	Ardea Biosciences, Inc. (a)	31
1,711	Cadence Pharmaceuticals, Inc. (a)	16
106	Cubist Pharmaceuticals, Inc. (a)	2
160	Medicis Pharmaceutical Corp., Class - A	4
250	Par Pharmaceutical Cos., Inc. (a)	6
44	ViroPharma, Inc. (a)	1

		60

	Precious Metals & Minerals — 0.01%
686	Coeur d’Alene Mines Corp. (a)	10

	Property & Casualty Insurance — 0.49%
1,831	American Physicians Capital, Inc.	59
1,136	AmTrust Financial Services, Inc.	16
13,143	Argo Group International Holdings Ltd.	428
528	Aspen Insurance Holdings Ltd.	15
581	RLI Corp.	33
11,690	United America Indemnity Ltd., Class - A (a)	112

		663

	Publishing — 0.33%
250	Scholastic Corp.	7
15,700	Valassis Communications, Inc. (a)	437

		444

	Real Estate Operating Companies — 0.04%
4,375	MI Developments, Inc., Class - A	57

	Regional Banks — 1.56%
7,886	Chemical Financial Corp.	186
2,112	Community Bank System, Inc.	48
616	First Financial Bancorp	11
1,628	Great Southern Bancorp, Inc.	36
1,077	International Bancshares Corp.	25
25,185	Nara Bancorp, Inc. (a)	221
78,900	National Penn Bancshares, Inc.	544
2,029	Old Second Bancorp, Inc.	13
4,162	Oriental Financial Group, Inc.	56
1,564	PacWest Bancorp	36
555	Park National Corp.	35
40,800	Popular, Inc. (a)	119
1,334	Signature Bank (a)	49
121	Sterling Bancshares, Inc.	1
2,006	SVB Financial Group (a)	94
323	Tompkins Financial Corp.	12
340	Tower Bancorp, Inc.	9
433	Trustmark Corp.	11
1,528	UMB Financial Corp.	62
814	United Bankshares, Inc.	21
30,900	Webster Financial Corp.	540

		2,129

	Reinsurance — 0.07%
2,514	Platinum Underwriters Holdings Ltd.	93

	Research and Consulting Services — 0.00%
394	CBIZ, Inc. (a)	3

	Residential REITs — 0.02%
109	Equity Lifestyle Properties, Inc.	6
1,186	Post Properties, Inc.	26

		32

	Restaurants — 0.17%
3,111	California Pizza Kitchen, Inc. (a)	52
3,769	O’Charley’s, Inc. (a)	34
812	P.F. Chang’s China Bistro, Inc. (a)	36
3,937	The Cheesecake Factory, Inc. (a)	106

		228

	Retail REITs — 0.01%
181	CBL & Associates Properties, Inc.	3
244	Inland Real Estate Corp.	2
536	National Retail Properties, Inc.	12
233	Ramco-Gershenson Properties Trust	3

		20

	Semiconductors — 0.69%
19,800	Diodes, Inc. (a)	444
405	Microsemi Corp. (a)	7
6,216	Skyworks Solutions, Inc. (a)	97
1,309	Standard Microsystems Corp. (a)	30
34,073	Zoran Corp. (a)	367

		945

	Specialized Consumer Services — 0.24%
17,800	Regis Corp.	333

	Specialized Finance — 0.50%
28,700	PHH Corp. (a)	676

	Specialized REITs — 0.58%
67,900	DiamondRock Hospitality Co.	686
1,467	Extra Space Storage, Inc.	19
3,543	Healthcare Realty Trust, Inc.	83
80	National Health Investors, Inc.	3

		791

	Specialty Chemicals — 0.10%
1,183	Minerals Technologies, Inc.	61
376	OM Group, Inc. (a)	13
656	Stepan Co.	37
860	W. R. Grace & Co. (a)	24

		135

	Specialty Stores — 0.11%
4,410	Big 5 Sporting Goods Corp.	67
1,849	Jo-Ann Stores, Inc. (a)	78

		145

	Systems Software — 0.06%
3,051	Sourcefire, Inc. (a)	70
265	Sybase, Inc. (a)	12

		82

	Technology Distributors — 0.55%
20,615	Insight Enterprises, Inc. (a)	296
81	SYNNEX Corp. (a)	3
10,600	Tech Data Corp. (a)	444

		743

	Thrifts & Mortgage Finance — 0.22%
10,291	Bank Mutual Corp.	67
5,000	Brookline Bancorp, Inc.	53
2,702	Dime Community Bancshares	34
7,780	Provident New York Bancorp	74
1,800	WSFS Financial Corp.	70

		298

	Tires & Rubber — 0.01%
883	Cooper Tire & Rubber Co.	17

	Trading Companies & Distributors — 0.04%
1,214	Aircastle Ltd.	12
3,383	Houston Wire & Cable Co.	39

		51

	Trucking — 0.08%
2,916	Celadon Group, Inc. (a)	41
4,902	Saia, Inc. (a)	68

		109

	Water Utilities — 0.01%
659	Consolidated Water Co. Ltd.	9
189	SJW Corp.	5

		14

	Wireless Telecommunication Services — 0.06%
6,602	USA Mobility, Inc.	84

	Total	22,184

	Frontier Capital Management Company, LLC — 19.66%
	Aerospace & Defense — 0.44%
4,615	Goodrich Corp.	326
7,943	Orbital Sciences Corp. (a)	151
21,903	Taser International, Inc. (a)	128

		605

	Air Freight & Logistics — 0.14%
6,637	Hub Group, Inc., Class - A (a)	186

	Alternative Carriers — 0.17%
27,273	Premiere Global Services, Inc. (a)	225

	Apparel Retail — 0.34%
31,858	Chico’s FAS, Inc.	459

	Application Software — 0.61%
18,762	Amdocs Ltd. (a)	565
5,413	Manhattan Associates, Inc. (a)	138
7,791	TiVo, Inc. (a)	133

		836

	Asset Management & Custody Banks — 0.25%
9,389	Waddell & Reed Financial, Inc., Class - A	338

	Auto Parts & Equipment — 0.31%
4,408	Autoliv, Inc. (a)	227
4,865	Gentex Corp.	95
3,425	WABCO Holdings, Inc. (a)	102

		424

	Biotechnology — 0.20%
7,074	BioMarin Pharmaceutical, Inc. (a)	166
20,935	Nanosphere, Inc. (a)	100

		266

	Coal & Consumable Fuels — 0.29%
5,291	CONSOL Energy, Inc.	226
3,287	Massey Energy Co.	172

		398

	Communications Equipment — 0.52%
4,205	ADTRAN, Inc.	111
6,532	Anaren, Inc. (a)	93
19,008	Arris Group, Inc. (a)	228
4,305	Ciena Corp. (a)	66
4,940	CommScope, Inc. (a)	138
10,675	Harmonic, Inc. (a)	67

		703

	Computer Hardware — 0.29%
15,520	Avid Technology, Inc. (a)	214
5,872	Diebold, Inc.	186

		400

	Computer Storage & Peripherals — 0.39%
5,754	Seagate Technology (a)	105
10,878	Western Digital Corp. (a)	424

		529

	Construction & Engineering — 0.67%
12,000	Chicago Bridge & Iron Co. NV (a)	279
4,606	Fluor Corp.	214
6,773	Foster Wheeler AG (a)	184
3,086	Jacobs Engineering Group, Inc. (a)	140
4,767	Quanta Services, Inc. (a)	91

		908

	Construction & Farm Machinery & Heavy Trucks — 0.14%
4,269	Navistar International Corp. (a)	191

	Consumer Electronics — 0.17%
5,088	Harman International Industries, Inc. (a)	238

	Data Processing & Outsourced Services — 0.08%
2,434	Global Payments, Inc.	111

	Distributors — 0.04%
2,664	LKQ Corp. (a)	54

	Diversified Chemicals — 0.36%
10,306	Cabot Corp.	313
3,036	FMC Corp.	184

		497

	Diversified Metals & Mining — 0.17%
4,059	Brush Engineered Materials, Inc. (a)	92
4,396	RTI International Metals, Inc. (a)	133

		225

	Diversified Support Services — 0.07%
4,121	Ritchie Bros. Auctioneers, Inc.	89

	Electrical Components & Equipment — 0.60%
4,967	A.O. Smith Corp.	261
11,002	Belden, Inc.	302
1,597	Franklin Electric Co., Inc.	48
2,995	Hubbell, Inc., Class - B	151
1,564	Thomas & Betts Corp. (a)	62

		824

	Electronic Components — 0.49%
5,966	DTS, Inc. (a)	203
16,047	Rogers Corp. (a)	466

		669

	Electronic Equipment & Instruments — 0.24%
6,184	Cognex Corp.	115
2,883	Itron, Inc. (a)	209

		324

	Electronic Manufacturing Services — 0.33%
36,961	Flextronics International Ltd. (a)	290
10,197	Jabil Circuit, Inc.	165

		455

	Environmental & Facilities Services — 0.42%
3,987	Clean Harbors, Inc. (a)	222
21,739	EnergySolutions, Inc.	140
7,389	Republic Services, Inc., Class - A	214

		576

	General Merchandise Stores — 0.16%
3,783	Dollar Tree, Inc. (a)	224

	Health Care Equipment — 0.79%
42,097	DexCom, Inc. (a)	410
35,754	Insulet Corp. (a)	539
11,454	Syneron Medical Ltd. (a)	125

		1,074

	Health Care Services — 0.39%
5,646	Catalyst Health Solutions, Inc. (a)	234
2,085	Mednax, Inc. (a)	121
6,435	Omnicare, Inc.	182

		537

	Health Care Supplies — 0.39%
13,824	The Cooper Cos., Inc.	537

	Health Care Technology — 0.09%
5,813	Eclipsys Corp. (a)	116

	Industrial Conglomerates — 0.08%
2,888	Carlisle Cos., Inc.	110

	Industrial Machinery — 0.60%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Industrial Machinery (continued)
11,862	Albany International Corp., Class - A	$255
4,430	Kadant, Inc. (a)	64
5,980	Kaydon Corp.	225
4,960	Pall Corp.	201
1,883	Pentair, Inc.	67

		812

	Insurance Brokers — 0.18%
7,724	Willis Group Holdings PLC	242

	Integrated Oil & Gas — 0.11%
2,378	Interoil Corp. (a)	154

	Internet Software & Services — 0.26%
15,987	Cognet Communications Group, Inc. (a)	166
4,053	comScore, Inc. (a)	68
6,522	Switch and Data Facilities Co. (a)	116

		350

	Investment Banking & Brokerage — 0.33%
14,902	GFI Group, Inc.	86
3,067	Lazard Ltd., Class - A	109
3,501	optionsXpress Holdings, Inc. (a)	57
7,615	Raymond James Financial, Inc.	204

		456

	IT Consulting & Other Services — 0.07%
14,287	Ness Technologies, Inc. (a)	90

	Life Sciences Tools & Services — 0.65%
7,756	ICON PLC - ADR (a)	205
9,520	Illumina, Inc. (a)	370
4,827	Pharmaceutical Product Development, Inc.	115
8,797	QIAGEN NV (a)	202

		892

	Marine — 0.09%
3,361	Kirby Corp. (a)	128

	Metal & Glass Containers — 0.58%
29,348	Crown Holdings, Inc. (a)	791

	Mortgage REITs — 0.45%
25,684	Annaly Capital Management, Inc.	441
44,031	Chimera Investment Corp.	172

		613

	Movies & Entertainment — 0.10%
7,769	Cinemark Holdings, Inc.	142

	Oil & Gas Drilling — 0.24%
2,050	ENSCO International PLC - Sponsored ADR	92
5,653	Noble Corp.	236

		328

	Oil & Gas Equipment & Services — 0.44%
1,354	Core Laboratories NV	177
5,621	Dril-Quip, Inc. (a)	342
1,839	National Oilwell Varco, Inc.	75

		594

	Oil & Gas Exploration & Production — 0.47%
3,413	Cabot Oil & Gas Corp., Class - A	125
4,316	Continental Resources, Inc. (a)	184
19,700	Talisman Energy, Inc.	336

		645

	Oil & Gas Refining & Marketing — 0.28%
11,881	Rex Energy Corp. (a)	135
9,078	World Fuel Services Corp.	242

		377

	Packaged Foods & Meats — 0.15%
13,263	Smart Balance, Inc. (a)	86
5,704	Smithfield Foods, Inc. (a)	118

		204

	Paper Packaging — 0.11%
6,355	Packaging Corp. of America	156

	Paper Products — 0.08%
6,740	Neenah Paper, Inc.	107

	Personal Products — 0.04%
2,012	Nu Skin Enterprises, Inc., Class - A	59

	Pharmaceuticals — 0.10%
2,217	Perrigo Co.	130

	Precious Metals & Minerals — 0.06%
13,619	Hecla Mining Co. (a)	75

	Property & Casualty Insurance — 0.39%
9,516	W.R. Berkley Corp.	248
787	White Mountains Insurance Group Ltd.	280

		528

	Railroads — 0.16%
6,011	Kansas City Southern Industries, Inc. (a)	217

	Regional Banks — 0.30%
74,181	CapitalSource, Inc.	415

	Reinsurance — 0.18%
2,979	Everest Re Group Ltd.	241

	Restaurants — 0.07%
3,395	The Cheesecake Factory, Inc. (a)	92

	Semiconductor Equipment — 0.42%
9,326	ATMI, Inc. (a)	180
3,606	Cabot Microelectronics Corp. (a)	136
6,861	Cymer, Inc. (a)	256

		572

	Semiconductors — 1.90%
11,699	Actel Corp. (a)	162
9,345	Altera Corp.	227
3,346	Cree, Inc. (a)	235
8,301	Fairchild Semiconductor International, Inc. (a)	88
15,426	Integrated Device Technology, Inc. (a)	95
11,826	International Rectifier Corp. (a)	271
11,606	Maxim Integrated Products, Inc.	225
9,616	Microsemi Corp. (a)	167
1,370	Monolithic Power Systems, Inc. (a)	30
8,993	National Semiconductor Corp.	130
26,401	PMC-Sierra, Inc. (a)	235
3,767	Silicon Laboratories, Inc. (a)	180
35,314	Skyworks Solutions, Inc. (a)	551

		2,596

	Specialized Consumer Services — 0.18%
7,909	Sotheby’s	246

	Specialty Chemicals — 0.22%
7,083	Albemarle Corp.	302

	Specialty Stores — 0.06%
1,294	Tractor Supply Co.	75

	Systems Software — 0.09%
3,211	Rovi Corp. (a)	119

	Trading Companies & Distributors — 0.20%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Trading Companies & Distributors (continued)
4,881	Watsco, Inc.	$278

	Trucking — 0.13%
4,339	Landstar System, Inc.	182

	Wireless Telecommunication Services — 0.34%
21,887	MetroPCS Communications, Inc. (a)	155
7,294	NII Holdings, Inc., Class - B (a)	304

		459

	Total Frontier Capital Management Company, LLC	26,795

	IronBridge Capital Management LP — 23.65%
	Aerospace & Defense — 0.79%
5,644	Esterline Technologies Corp. (a)	279
8,802	Moog, Inc., Class - A (a)	312
12,810	Orbital Sciences Corp. (a)	243
3,475	Triumph Group, Inc.	244

		1,078

	Agricultural Products — 0.30%
11,798	Corn Products International, Inc.	409

	Apparel Retail — 0.24%
8,801	The Buckle, Inc.	324

	Application Software — 0.49%
7,310	Informatica Corp. (a)	196
9,492	Jack Henry & Associates, Inc.	228
13,770	Parametric Technology Corp. (a)	249

		673

	Asset Management & Custody Banks — 0.12%
4,503	Waddell & Reed Financial, Inc., Class - A	162

	Biotechnology — 0.62%
9,195	Cepheid, Inc. (a)	161
18,595	Isis Pharmaceuticals, Inc. (a)	203
7,125	Martek Biosciences Corp. (a)	160
6,871	Metabolix, Inc. (a)	84
3,297	Myriad Genetics, Inc. (a)	79
5,168	Onyx Pharmaceuticals, Inc. (a)	157

		844

	Building Products — 0.38%
16,218	Apogee Enterprises, Inc.	256
6,593	Universal Forest Products, Inc.	254

		510

	Casinos & Gaming — 0.19%
6,000	WMS Industries, Inc. (a)	252

	Commodity Chemicals — 0.19%
10,779	Methanex Corp.	262

	Communications Equipment — 0.58%
5,474	Polycom, Inc. (a)	168
5,752	Riverbed Technology, Inc. (a)	163
25,153	Tekelec (a)	457

		788

	Computer Storage & Peripherals — 0.27%
13,118	Synaptics, Inc. (a)	362

	Construction & Engineering — 0.42%
9,261	Insituform Technologies, Inc., Class - A (a)	247
26,117	MasTec, Inc. (a)	329

		576

	Construction & Farm Machinery & Heavy Trucks — 0.18%
8,571	Astec Industries, Inc. (a)	248

	Consumer Electronics — 0.14%
8,600	Universal Electronics, Inc. (a)	192

	Diversified Chemicals — 0.42%
7,954	Cabot Corp.	242
5,439	FMC Corp.	329

		571

	Diversified Real Estate Activities — 0.18%
7,702	The St. Joe Co. (a)	249

	Education Services — 0.24%
1,357	Strayer Education, Inc.	331

	Electric Utilities — 0.57%
23,641	Avista Corp.	490
5,132	ITC Holdings Corp.	282

		772

	Electrical Components & Equipment — 0.67%
4,725	American Superconductor Corp. (a)	136
25,587	GrafTech International Ltd. (a)	350
10,797	Thomas & Betts Corp. (a)	424

		910

	Electronic Equipment & Instruments — 0.85%
11,780	FLIR Systems, Inc. (a)	332
2,265	Itron, Inc. (a)	164
14,918	National Instruments Corp.	498
7,301	Rofin-Sinar Technologies, Inc. (a)	165

		1,159

	Electronic Manufacturing Services — 0.12%
5,839	Trimble Navigation Ltd. (a)	168

	Environmental & Facilities Services — 0.18%
10,862	Tetra Tech, Inc. (a)	250

	Food Retail — 0.24%
10,550	Casey’s General Stores, Inc.	331

	Footwear — 0.12%
5,654	Wolverine World Wide, Inc.	165

	Gas Utilities — 0.54%
8,689	AGL Resources, Inc.	336
15,268	UGI Corp.	405

		741

	General Merchandise Stores — 0.47%
11,004	Big Lots, Inc. (a)	401
19,943	Fred’s, Inc., Class - A	239

		640

	Health Care Distributors — 0.56%
3,830	MWI Veterinary Supply, Inc. (a)	155
12,962	Owens & Minor, Inc.	601

		756

	Health Care Equipment — 0.49%
5,106	Gen-Probe, Inc. (a)	255
2,874	IDEXX Laboratories, Inc. (a)	165
9,207	Zoll Medical Corp. (a)	243

		663

	Health Care Facilities — 0.12%
4,400	LifePoint Hospitals, Inc. (a)	162

	Health Care Technology — 0.24%
3,777	Cerner Corp. (a)	321

	Homebuilding — 0.12%
9,800	KB Home	164

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Homebuilding (continued)
	Household Appliances — 0.12%
3,859	Snap-on, Inc.	$167

	Housewares & Specialties — 0.17%
4,835	Tupperware Brands Corp.	233

	Industrial Conglomerates — 0.05%
2,439	Raven Industries, Inc.	72

	Industrial Machinery — 0.54%
5,103	IDEX Corp.	169
6,231	Kaydon Corp.	234
3,082	Lincoln Electric Holdings, Inc.	168
2,004	Valmont Industries, Inc.	166

		737

	Internet Retail — 0.24%
4,469	Netflix, Inc. (a)	330

	Investment Banking & Brokerage — 0.58%
13,232	Jefferies Group, Inc.	313
15,447	Knight Capital Group, Inc., Class - A (a)	236
4,501	Stifel Financial Corp. (a)	242

		791

	Leisure Products — 0.12%
18,722	Callaway Golf Co.	165

	Life Sciences Tools & Services — 1.02%
22,397	Bruker Corp. (a)	328
2,217	Dionex Corp. (a)	166
32,661	Exelixis, Inc. (a)	198
8,430	Illumina, Inc. (a)	328
15,103	Luminex Corp. (a)	254
1,871	Techne Corp.	119

		1,393

	Marine — 0.37%
15,372	Alexander & Baldwin, Inc.	508

	Metal & Glass Containers — 0.37%
12,695	AptarGroup, Inc.	500

	Mortgage REITs — 0.12%
10,970	Redwood Trust, Inc.	169

	Multi-line Insurance — 0.25%
11,742	American Financial Group, Inc.	334

	Multi-Sector Holdings — 0.10%
3,588	PICO Holdings, Inc. (a)	133

	Multi-Utilities — 0.34%
15,395	Black Hills Corp.	467

	Office REITs — 0.54%
3,872	Alexandria Real Estate Equities, Inc.	262
11,873	Corporate Office Properties	476

		738

	Oil & Gas Drilling — 0.43%
7,507	Atwood Oceanics, Inc. (a)	260
7,825	Unit Corp. (a)	331

		591

	Oil & Gas Equipment & Services — 0.44%
5,381	Oceaneering International, Inc. (a)	341
22,258	Tesco Corp. (a)	260

		601

	Oil & Gas Exploration & Production — 0.49%
8,894	Cabot Oil & Gas Corp., Class - A	327
11,088	Swift Energy Co. (a)	341

		668

	Oil & Gas Storage & Transportation — 0.24%
13,106	Southern Union Co.	333

	Packaged Foods & Meats — 0.06%
5,228	Imperial Sugar Co.	81

	Paper Products — 0.06%
9,798	Wausau Paper Corp. (a)	84

	Property & Casualty Insurance — 0.95%
2,263	Alleghany Corp. (a)	662
9,314	Argo Group International Holdings Ltd.	304
2,893	RLI Corp.	165
11,899	Stewart Information Services Corp.	164

		1,295

	Regional Banks — 1.43%
11,099	Columbia Banking System, Inc.	226
8,810	Cullen/Frost Bankers, Inc.	492
14,200	First Midwest Bancorp, Inc.	192
12,739	Glacier Bancorp, Inc.	194
4,287	IBERIABANK Corp.	257
28,018	National Penn Bancshares, Inc.	193
12,168	TCF Financial Corp.	194
3,388	Westamerica Bancorp	195

		1,943

	Residential REITs — 0.35%
9,144	Mid-America Apartment Communities, Inc.	474

	Semiconductor Equipment — 0.13%
5,283	Varian Semiconductor Equipment Associates, Inc. (a)	175

	Semiconductors — 0.77%
33,485	Cypress Semiconductor Corp. (a)	385
13,280	Semtech Corp. (a)	231
15,104	Skyworks Solutions, Inc. (a)	236
8,659	Standard Microsystems Corp. (a)	202

		1,054

	Specialized REITs — 0.12%
4,579	Potlatch Corp.	160

	Specialty Chemicals — 0.48%
4,724	Arch Chemicals, Inc.	163
3,610	Lubrizol Corp.	331
3,151	Minerals Technologies, Inc.	163

		657

	Specialty Stores — 0.42%
9,899	Tractor Supply Co.	575

	Steel — 0.19%
7,226	Carpenter Technology Corp.	265

	Systems Software — 0.41%
5,070	Progress Software Corp. (a)	159
3,529	Sybase, Inc. (a)	165
31,439	TeleCommunication Systems, Inc., Class - A (a)	230

		554

	Technology Distributors — 0.18%
8,510	ScanSource, Inc. (a)	245

	Thrifts & Mortgage Finance — 0.29%
19,291	Provident Financial Services, Inc.	229
8,009	Washington Federal, Inc.	163

		392

	Trading Companies & Distributors — 0.24%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Trading Companies & Distributors (continued)
5,675	GATX Corp.	$163
4,712	WESCO International, Inc. (a)	163

		326

	Total IronBridge Capital Management LP	32,243

	SSgA Funds Management, Inc. — 19.81%
	Advertising — 0.04%
1,736	Harte-Hanks, Inc.	22
1,909	National CineMedia, Inc.	33

		55

	Aerospace & Defense — 0.34%
1,823	AAR Corp. (a)	45
122	Argon ST, Inc. (a)	3
738	Ascent Solar Technologies, Inc. (a)	3
81	Astronics Corp. (a)	1
1,352	Ceradyne, Inc. (a)	31
2,261	Curtiss-Wright Corp.	79
531	Ducommun, Inc.	11
1,130	DynCorp International, Inc., Class - A (a)	13
956	Esterline Technologies Corp. (a)	47
767	Herley Industries, Inc. (a)	11
861	Ladish Co., Inc. (a)	17
242	LMI Aerospace, Inc. (a)	4
2,229	Moog, Inc., Class - A (a)	79
1,225	Teledyne Technologies, Inc. (a)	51
322	Todd Shipyards Corp.	5
852	Triumph Group, Inc.	60

		460

	Agricultural Products — 0.03%
41	Alico, Inc.	1
1,993	Fresh Del Monte Produce, Inc. (a)	40
156	Griffin Land & Nurseries, Inc.	5

		46

	Air Freight & Logistics — 0.09%
1,247	Air Transport Services Group, Inc. (a)	4
1,020	Atlas Air Worldwide Holdings, Inc. (a)	54
160	Dynamex, Inc. (a)	3
774	Forward Air Corp.	20
1,018	Hub Group, Inc., Class - A (a)	29
1,499	Pacer International, Inc. (a)	9

		119

	Airlines — 0.19%
1,756	Alaska Air Group, Inc. (a)	72
12,831	JetBlue Airways Corp. (a)	72
1,568	Republic Airways Holdings, Inc. (a)	9
2,735	SkyWest, Inc.	39
483	UAL Corp. (a)	10
8,181	US Airways Group, Inc. (a)	60

		262

	Alternative Carriers — 0.01%
242	Global Crossing Ltd. (a)	3
809	Premiere Global Services, Inc. (a)	7

		10

	Aluminum — 0.05%
2,799	Century Aluminum Co. (a)	38
714	Kaiser Aluminum Corp.	28

		66

	Apparel Retail — 0.35%
2,889	AnnTaylor Stores Corp. (a)	60
2,021	Brown Shoe Co., Inc.	31
5,266	Charming Shoppes, Inc. (a)	29
1,677	Christopher & Banks Corp.	13
641	Coldwater Creek, Inc. (a)	4
1,714	Collective Brands, Inc. (a)	39
572	DSW, Inc., Class - A (a)	15
1,182	Genesco, Inc. (a)	37
1,015	Hot Topic, Inc. (a)	6
1,451	New York & Co., Inc. (a)	7
3,436	Pacific Sunwear of California, Inc. (a)	18
150	Rue21, Inc. (a)	5

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Apparel Retail (continued)
460	Shoe Carnival, Inc. (a)	$10
1,815	Stage Stores, Inc.	28
82	Stein Mart, Inc. (a)	1
362	Syms Corp. (a)	4
122	The Buckle, Inc.	4
2,361	The Dress Barn, Inc. (a)	62
1,007	The Finish Line, Inc., Class - A	16
324	The Gymboree Corp. (a)	17
2,490	The Men’s Wearhouse, Inc.	60
526	The Talbots, Inc. (a)	7
80	Zumiez, Inc. (a)	2

		475

	Apparel, Accessories & Luxury Goods — 0.18%
611	Carter’s, Inc. (a)	18
601	Columbia Sportswear Co.	32
484	G-III Apparel Group Ltd. (a)	13
4,307	Jones Apparel Group, Inc.	82
444	Kenneth Cole Productions, Inc., Class - A (a)	6
1,367	Liz Claiborne, Inc. (a)	10
779	Movado Group, Inc. (a)	9
244	Oxford Industries, Inc.	5
527	Perry Ellis International, Inc. (a)	12
6,599	Quiksilver, Inc. (a)	31
560	UniFirst Corp.	29

		247

	Application Software — 0.21%
80	American Software, Inc., Class - A	—
686	Callidus Software, Inc. (a)	2
41	Deltek, Inc. (a)	—
2,172	Epicor Software Corp. (a)	21
202	ePlus, Inc. (a)	4
2,470	Fair Isaac Corp.	63
445	JDA Software Group, Inc. (a)	12
4,215	Lawson Software, Inc. (a)	28
4,557	Mentor Graphics Corp. (a)	37
1,100	Monotype Imaging Holdings, Inc. (a)	11
203	NetScout Systems, Inc. (a)	3
2,663	Quest Software, Inc. (a)	47
402	Symyx Technologies, Inc. (a)	2
122	Synchronoss Technologies, Inc. (a)	2
5,293	TIBCO Software, Inc. (a)	57

		289

	Asset Management & Custody Banks — 0.44%
8,723	Allied Capital Corp. (a)	43
13,916	American Capital Ltd.	71
9,166	Apollo Investment Corp.	117
6,548	Ares Capital Corp.	97
1,102	Artio Global Investors, Inc.	27
602	BlackRock Kelso Capital Corp.	6
909	Calamos Asset Management, Inc., Class - A	13
161	Capital Southwest Corp.	15
451	Cohen & Steers, Inc.	11
80	Epoch Holding Corp.	1
161	GAMCO Investors, Inc., Class - A	7
906	Gladstone Capital Corp.	11
1,242	Gladstone Investment Corp.	7
1,504	Harris & Harris Group, Inc. (a)	7
1,842	Hercules Technology Growth Capital, Inc.	20
1,023	Kohlberg Capital Corp.	6
166	Main Street Capital Corp.	3
3,466	MCG Capital Corp. (a)	18
1,111	MVC Capital, Inc.	15
1,156	NGP Capital Resources Co.	10
1,379	PennantPark Investment Corp.	14
405	Penson Worldwide, Inc. (a)	4
3,142	Prospect Capital Corp.	38
726	Safeguard Scientifics, Inc. (a)	9
200	Solar Capital Ltd.	4
1,384	TICC Capital Corp.	9
575	Triangle Capital Corp.	8
80	U.S. Global Investors, Inc., Class - A	1
321	Virtus Investment Partners, Inc. (a)	7
41	Westwood Holdings Group, Inc.	2

		601

	Auto Parts & Equipment — 0.25%
2,798	American Axle & Manufacturing Holdings, Inc. (a)	28
4,220	ArvinMeritor, Inc. (a)	56
6,931	Dana Holding Corp. (a)	82
475	Dorman Products, Inc. (a)	9
404	Drew Industries, Inc. (a)	9
2,639	Exide Technologies (a)	15
241	Hawk Corp., Class - A (a)	5
2,286	Modine Manufacturing Co. (a)	26
574	Raser Technologies, Inc. (a)	1
1,637	Spartan Motors, Inc.	9
411	Standard Motor Products, Inc.	4
846	Stoneridge, Inc. (a)	8
1,154	Superior Industries International, Inc.	19
2,949	Tenneco, Inc. (a)	70

		341

	Automobile Manufacturers — 0.01%
1,192	Winnebago Industries, Inc. (a)	17

	Automotive Retail — 0.08%
242	America’s Car-Mart, Inc. (a)	6
1,523	Asbury Automotive Group, Inc. (a)	20
1,160	Group 1 Automotive, Inc. (a)	37
1,073	Lithia Motors, Inc., Class - A (a)	7
1,239	Sonic Automotive, Inc., Class - A (a)	14
2,349	The Pep Boys - Manny, Moe & Jack	23

		107

	Biotechnology — 0.09%
1,088	ArQule, Inc. (a)	6
3,161	Celera Corp. (a)	23
490	Enzo Biochem, Inc. (a)	3
1,061	Facet Biotech Corp. (a)	29
2,330	Geron Corp. (a)	13
564	Infinity Pharmaceuticals, Inc. (a)	3
2,127	Lexicon Pharmaceuticals, Inc. (a)	3
1,426	Martek Biosciences Corp. (a)	32
243	Maxygen, Inc. (a)	2
120	Myriad Pharmaceuticals, Inc. (a)	1
812	Nabi Biopharmaceuticals (a)	4
364	Progenics Pharmaceuticals, Inc. (a)	2

		121

	Broadcasting — 0.04%
4,631	Belo Corp., Class - A	32
403	Crown Media Holdings, Inc., Class - A (a)	1
324	Fisher Communications, Inc. (a)	4
1,532	LIN TV Corp., Class - A (a)	9
2,238	Sinclair Broadcast Group, Inc., Class - A (a)	11

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Broadcasting (continued)
		57

	Building Products — 0.14%
527	American Woodmark Corp.	$10
440	Ameron International Corp.	28
1,223	Apogee Enterprises, Inc.	19
730	Builders FirstSource, Inc. (a)	2
1,458	Gibraltar Industries, Inc. (a)	19
2,263	Griffon Corp. (a)	28
894	Insteel Industries, Inc.	10
837	NCI Building Systems, Inc. (a)	9
822	Quanex Building Products Corp.	14
409	Simpson Manufacturing Co., Inc.	11
122	Trex Co., Inc. (a)	3
914	Universal Forest Products, Inc.	35

		188

	Cable & Satellite — 0.02%
946	Knology, Inc. (a)	13
1,458	Mediacom Communications Corp., Class - A (a)	8
730	Outdoor Channel Holdings, Inc. (a)	5

		26

	Casinos & Gaming — 0.03%
490	Churchill Downs, Inc.	18
686	Lakes Entertainment, Inc. (a)	2
122	Monarch Casino & Resort, Inc. (a)	1
1,132	Multimedia Games, Inc. (a)	5
1,474	Pinnacle Entertainment, Inc. (a)	14

		40

	Catalog Retail — 0.01%
930	Gaiam, Inc., Class - A	8

	Coal & Consumable Fuels — 0.10%
5,461	International Coal Group, Inc. (a)	25
3,676	Patriot Coal Corp. (a)	75
436	Uranerz Energy Corp. (a)	1
159	Uranium Energy Corp. (a)	1
5,826	USEC, Inc. (a)	34
443	Westmoreland Coal Co. (a)	5

		141

	Commercial Printing — 0.08%
1,787	Bowne & Co., Inc.	20
493	Consolidated Graphics, Inc. (a)	20
565	Courier Corp.	9
1,057	Deluxe Corp.	21
1,343	Ennis, Inc.	22
243	InnerWorkings, Inc. (a)	1
533	M & F Worldwide Corp. (a)	16
41	Multi-Color Corp.	1
240	The Standard Register Co.	1

		111

	Commodity Chemicals — 0.06%
1,220	Ampal-American Israel Corp., Class - A (a)	3
41	Hawkins, Inc.	1
828	Innophos Holdings, Inc.	23
370	Koppers Holdings, Inc.	11
41	NL Industries, Inc.	—
1,625	Spartech Corp. (a)	19
225	STR Holdings, Inc. (a)	5
954	Westlake Chemical Corp.	25

		87

	Communications Equipment — 0.36%
3,656	3Com Corp. (a)	28
4,039	ADC Telecommunications, Inc. (a)	29
613	ADTRAN, Inc.	16
605	Airvana, Inc. (a)	5
80	Anaren, Inc. (a)	1
1,593	Arris Group, Inc. (a)	19
3,099	Aviat Networks, Inc. (a)	21
530	Bel Fuse, Inc., Class - B	11
837	Black Box Corp.	26
365	Communications Systems, Inc.	5
775	Digi International, Inc. (a)	8
4,273	EMCORE Corp. (a)	5
162	EMS Technologies, Inc. (a)	3
364	Emulex Corp. (a)	5
4,563	Extreme Networks, Inc. (a)	14
1,046	Globecomm Systems, Inc. (a)	8
1,294	Harmonic, Inc. (a)	8
41	KVH Industries, Inc. (a)	1
1,305	NETGEAR, Inc. (a)	34
852	Network Equipment Technologies, Inc. (a)	5
324	Oplink Communications, Inc. (a)	6
1,338	Opnext, Inc. (a)	3
980	Palm, Inc. (a)	4
938	PC-Tel, Inc. (a)	6
325	Plantronics, Inc.	10
2,560	Polycom, Inc. (a)	78
6,704	Powerwave Technologies, Inc. (a)	8
889	SeaChange International, Inc. (a)	6
10,703	Sonus Networks, Inc. (a)	28
1,030	Sycamore Networks, Inc.	21
2,229	Symmetricom, Inc. (a)	13
2,221	Tekelec (a)	40
6,128	UTStarcom, Inc. (a)	17

		492

	Computer & Electronics Retail — 0.07%
3,276	Rent-A-Center, Inc. (a)	77
403	REX Stores Corp. (a)	7
406	Systemax, Inc.	9

		93

	Computer Hardware — 0.03%
1,151	Avid Technology, Inc. (a)	16
563	Cray, Inc. (a)	3
1,387	Silicon Graphics International Corp. (a)	15
403	Super Micro Computer, Inc. (a)	7

		41

	Computer Storage & Peripherals — 0.07%
1,767	ActivIdentity Corp. (a)	5
6,301	Adaptec, Inc. (a)	21
2,178	Electronics for Imaging, Inc. (a)	25
1,397	Imation Corp. (a)	15
1,179	Intevac, Inc. (a)	16
524	Rimage Corp. (a)	8

		90

	Construction & Engineering — 0.19%
1,830	Dycom Industries, Inc. (a)	16
2,259	EMCOR Group, Inc. (a)	56
697	Furmanite Corp. (a)	4
1,469	Granite Construction, Inc.	44
161	Great Lakes Dredge & Dock Co.	1
1,946	Insituform Technologies, Inc., Class - A (a)	52

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Construction & Engineering (continued)
325	Integrated Electrical Services, Inc. (a)	$2
1,016	Layne Christensen Co. (a)	27
742	MasTec, Inc. (a)	9
452	Northwest Pipe Co. (a)	10
524	Pike Electric Corp. (a)	5
644	Sterling Construction Co., Inc. (a)	10
1,351	Tutor Perini Corp. (a)	29

		265

	Construction & Farm Machinery & Heavy Trucks — 0.12%
367	Alamo Group, Inc.	7
518	American Railcar Industries, Inc.	6
877	Astec Industries, Inc. (a)	26
473	Cascade Corp.	15
2,558	Federal Signal Corp.	23
610	FreightCar America, Inc.	15
41	Lindsay Corp.	2
565	Miller Industries, Inc.	7
285	NACCO Industries, Inc., Class - A	21
577	Sauer-Danfoss, Inc. (a)	8
839	The Greenbrier Cos., Inc. (a)	9
1,874	Titan International, Inc.	16
484	Twin Disc, Inc.	6

		161

	Construction Materials — 0.04%
2,944	Headwaters, Inc. (a)	13
1,191	Texas Industries, Inc.	41
1,917	U.S. Concrete, Inc. (a)	1

		55

	Consumer Electronics — 0.00%
202	Universal Electronics, Inc. (a)	4

	Consumer Finance — 0.09%
285	Advance America Cash Advance Centers, Inc.	2
201	Cardtronics, Inc. (a)	3
1,453	Cash America International, Inc.	57
484	CompuCredit Holdings Corp.	2
14	Credit Acceptance Corp. (a)	1
203	Dollar Financial Corp. (a)	5
689	Nelnet, Inc., Class - A	13
240	Rewards Network, Inc.	3
3,565	The First Marblehead Corp. (a)	10
759	World Acceptance Corp. (a)	27

		123

	Data Processing & Outsourced Services — 0.03%
738	CSG Systems International, Inc. (a)	15
303	Euronet Worldwide, Inc. (a)	5
201	Global Cash Access Holdings, Inc. (a)	2
886	infoGROUP, Inc. (a)	7
1,380	Information Services Group, Inc. (a)	5
685	MoneyGram International, Inc. (a)	3
485	Online Resources Corp. (a)	2
567	StarTek, Inc. (a)	4

		43

	Department Stores — 0.09%
2,509	Dillard’s, Inc., Class - A	59
1,262	Retail Ventures, Inc. (a)	12
6,390	Saks, Inc. (a)	55

		126

	Distributors — 0.01%
1,010	Audiovox Corp., Class - A (a)	8
361	Core-Mark Holding Co., Inc. (a)	11

		19

	Diversified Banks — 0.01%
1,421	Banco Latinoamericano de Comercio Exterior SA, Class - E	20

	Diversified Capital Markets — 0.01%
773	JMP Group, Inc.	7

	Diversified Chemicals — 0.13%
3,512	Olin Corp.	69
1,393	ShengdaTech, Inc. (a)	11
5,971	Solutia, Inc. (a)	96

		176

	Diversified Metals & Mining — 0.09%
873	AMCOL International Corp.	24
895	Brush Engineered Materials, Inc. (a)	20
3,206	General Moly, Inc. (a)	11
2,276	Horsehead Holding Corp. (a)	27
1,497	RTI International Metals, Inc. (a)	45

		127

	Diversified Real Estate Activities — 0.01%
246	Consolidated-Tomoka Land Co.	8

	Diversified REITs — 0.18%
2,754	CapLease, Inc.	15
3,199	Colonial Properties Trust	41
3,489	Cousins Properties, Inc.	29
483	Gladstone Commercial Corp.	7
2,443	Gramercy Capital Corp. (a)	7
3,339	Investors Real Estate Trust	30
612	PS Business Parks, Inc.	33
81	Transcontinental Realty Investors, Inc. (a)	1
2,613	Washington Real Estate Investment Trust	80
583	Winthrop Realty Trust, Inc.	7

		250

	Diversified Support Services — 0.10%
80	AMREP Corp. (a)	1
282	ATC Technology Corp. (a)	5
2,026	Comfort Systems USA, Inc.	25
974	G&K Services, Inc., Class - A	25
994	McGrath Rentcorp	24
1,323	Mobile Mini, Inc. (a)	21
204	North American Galvanizing & Coatings, Inc. (a)	1
777	Schawk, Inc.	14
976	Viad Corp.	20

		136

	Education Services — 0.00%
41	Nobel Learning Communities, Inc. (a)	—

	Electric Utilities — 0.45%
1,497	ALLETE, Inc.	50
2,676	Avista Corp.	55
611	Central Vermont Public Service Corp.	12
2,980	Cleco Corp.	79
2,270	El Paso Electric Co. (a)	47
2,328	IDACORP, Inc.	81
1,116	MGE Energy, Inc.	40
1,835	Otter Tail Corp.	40
3,837	Portland General Electric Co.	74
1,889	The Empire District Electric Co.	34
1,443	UIL Holdings Corp.	40

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electric Utilities (continued)
1,774	Unisource Energy Corp.	$56
527	Unitil Corp.	12

		620

	Electrical Components & Equipment — 0.41%
1,076	A.O. Smith Corp.	57
492	Acuity Brands, Inc.	21
1,890	Baldor Electric Co.	71
2,267	Belden, Inc.	62
2,380	Brady Corp., Class - A	74
321	Chase Corp.	4
2,150	China BAK Battery, Inc. (a)	5
975	Encore Wire Corp.	20
403	Energy Conversion Devices, Inc. (a)	3
2,021	EnerSys (a)	50
4,964	Evergreen Solar, Inc. (a)	6
1,115	Franklin Electric Co., Inc.	33
679	FuelCell Energy, Inc. (a)	2
782	Fushi Copperweld, Inc. (a)	9
500	Generac Holdings, Inc.	7
3,568	GrafTech International Ltd. (a)	49
445	II-VI, Inc. (a)	15
160	LaBarge, Inc. (a)	2
1,092	LSI Industries, Inc.	7
1,033	Orion Energy Systems, Inc. (a)	5
814	Polypore International, Inc. (a)	14
3,817	Power-One, Inc. (a)	16
41	Ultralife Corp. (a)	—
460	Valence Technology, Inc. (a)	—
687	Vicor Corp. (a)	10
611	Woodward Governor Co.	20

		562

	Electronic Components — 0.05%
286	CPI International, Inc. (a)	4
1,045	Littelfuse, Inc. (a)	40
643	Rogers Corp. (a)	19
722	Spectrum Control, Inc. (a)	8

		71

	Electronic Equipment & Instruments — 0.35%
243	Analogic Corp.	10
1,238	Anixter International, Inc. (a)	58
1,539	Checkpoint Systems, Inc. (a)	34
365	China Security & Surveillance Technology, Inc. (a)	3
1,705	Cognex Corp.	32
1,183	Cogo Group, Inc. (a)	8
1,100	Coherent, Inc. (a)	35
243	Daktronics, Inc.	2
369	Dawson Geophysical Co. (a)	11
1,431	Electro Scientific Industries, Inc. (a)	18
80	FARO Technologies, Inc. (a)	2
285	ICx Technologies, Inc. (a)	2
927	L-1 Identity Solutions, Inc. (a)	8
1,800	Methode Electronics, Inc.	18
773	MTS Systems Corp.	22
1,748	Newport Corp. (a)	22
161	OSI Systems, Inc. (a)	5
122	PAR Technology Corp. (a)	1
1,351	Plexus Corp. (a)	49
1,816	Regal-Beloit Corp.	108
855	Rofin-Sinar Technologies, Inc. (a)	19
2,073	Technitrol, Inc.	11
1,486	X-Rite, Inc. (a)	4

		482

	Electronic Manufacturing Services — 0.12%
2,870	Benchmark Electronics, Inc. (a)	60
1,694	CTS Corp.	16
694	DDi Corp. (a)	4
525	Echelon Corp. (a)	5
736	Measurement Specialties, Inc. (a)	11
1,181	Mercury Computer Systems, Inc. (a)	16
370	Park Electrochemical Corp.	11
1,881	SMART Modular Technologies (WWH), Inc. (a)	14
2,245	TTM Technologies, Inc. (a)	20
704	Zygo Corp. (a)	6

		163

	Environmental & Facilities Services — 0.07%
1,784	ABM Industries, Inc.	38
50	Clean Harbors, Inc. (a)	3
3,569	EnergySolutions, Inc.	23
201	Fuel Tech, Inc. (a)	1
1,685	Metalico, Inc. (a)	10
363	Standard Parking Corp. (a)	6
41	Team, Inc. (a)	1
886	Waste Services, Inc. (a)	9

		91

	Fertilizers & Agricultural Chemicals — 0.01%
959	American Vanguard Corp.	8

	Food Distributors — 0.03%
647	Nash Finch Co.	22
1,214	Spartan Stores, Inc.	17

		39

	Food Retail — 0.15%
984	Casey’s General Stores, Inc.	31
640	Ingles Markets, Inc., Class - A	10
1,784	Ruddick Corp.	56
364	Susser Holdings Corp. (a)	3
884	The Andersons, Inc.	30
1,855	The Great Atlantic & Pacific Tea Co., Inc. (a)	14
1,055	The Pantry, Inc. (a)	13
448	Weis Markets, Inc.	16
2,681	Winn-Dixie Stores, Inc. (a)	34

		207

	Footwear — 0.12%
2,790	Crocs, Inc. (a)	24
3,471	Iconix Brand Group, Inc. (a)	53
648	K-Swiss, Inc., Class - A (a)	7
1,654	Skechers U.S.A., Inc., Class - A (a)	60
819	The Timberland Co., Class - A (a)	18

		162

	Forest Products — 0.04%
122	Deltic Timber Corp.	5
6,171	Louisiana-Pacific Corp. (a)	56

		61

	Gas Utilities — 0.42%
476	Chesapeake Utilities Corp.	14
1,806	New Jersey Resources Corp.	68
2,204	Nicor, Inc.	92
1,318	Northwest Natural Gas Co.	61

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Gas Utilities (continued)
3,488	Piedmont Natural Gas Co., Inc.	$96
1,286	South Jersey Industries, Inc.	54
2,271	Southwest Gas Corp.	68
1,142	The Laclede Group, Inc.	39
2,502	WGL Holdings, Inc.	87

		579

	General Merchandise Stores — 0.02%
324	99 Cents Only Stores (a)	5
1,473	Fred’s, Inc., Class - A	18
1,232	Tuesday Morning Corp. (a)	8

		31

	Gold — 0.01%
442	Allied Nevada Gold Corp. (a)	7
4,082	U.S. Gold Corp. (a)	11

		18

	Health Care Distributors — 0.02%
80	Chindex International, Inc. (a)	1
609	Owens & Minor, Inc.	28

		29

	Health Care Equipment — 0.15%
936	AngioDynamics, Inc. (a)	14
202	Cantel Medical Corp.	4
1,016	Cardiac Science Corp. (a)	2
1,507	CONMED Corp. (a)	36
121	CryoLife, Inc. (a)	1
567	Cutera, Inc. (a)	6
3,638	ev3, Inc. (a)	58
363	Greatbatch, Inc. (a)	8
282	Hansen Medical, Inc. (a)	1
853	Invacare Corp.	23
401	Natus Medical, Inc. (a)	6
285	Palomar Medical Technologies, Inc. (a)	3
1,450	Symmetry Medical, Inc. (a)	14
1,361	TomoTherapy, Inc. (a)	5
613	Volcano Corp. (a)	15
80	Young Innovations, Inc.	2
162	Zoll Medical Corp. (a)	4

		202

	Health Care Facilities — 0.15%
1,504	AmSurg Corp. (a)	32
490	Assisted Living Concepts, Inc., Class - A (a)	16
1,295	Capital Senior Living Corp. (a)	7
1,094	Hanger Orthopedic Group, Inc. (a)	20
1,876	Kindred Healthcare, Inc. (a)	34
324	LCA-Vision, Inc. (a)	3
842	MedCath Corp. (a)	9
242	National Healthcare Corp.	9
443	NovaMed, Inc. (a)	1
877	Psychiatric Solutions, Inc. (a)	26
122	Radnet, Inc. (a)	—
1,202	Select Medical Holdings Corp. (a)	10
983	Skilled Healthcare Group, Inc., Class - A (a)	6
2,065	Sun Healthcare Group, Inc. (a)	20
1,882	Sunrise Senior Living, Inc. (a)	10
365	U.S. Physical Therapy, Inc. (a)	6

		209

	Health Care Services — 0.12%
121	Alliance HealthCare Services, Inc. (a)	1
2,132	Allied Healthcare International, Inc. (a)	6
80	Amedisys, Inc. (a)	4
563	American Dental Partners, Inc. (a)	7
246	Continucare Corp. (a)	1
1,462	Cross Country Healthcare, Inc. (a)	15
934	Gentiva Health Services, Inc. (a)	26
1,677	Healthways, Inc. (a)	27
1,018	inVentiv Health, Inc. (a)	23
203	Landauer, Inc.	13
905	Nighthawk Radiology Holdings, Inc. (a)	3
894	Odyssey HealthCare, Inc. (a)	16
243	RehabCare Group, Inc. (a)	7
1,305	Res-Care, Inc. (a)	16

		165

	Health Care Supplies — 0.01%
566	Cynosure, Inc. (a)	6
164	Medical Action Industries, Inc. (a)	2
161	OraSure Technologies, Inc. (a)	1
1,976	RTI Biologics, Inc. (a)	9

		18

	Health Care Technology — 0.01%
484	AMICAS, Inc. (a)	3
525	MedQuist, Inc.	4
241	Omnicell, Inc. (a)	3
243	Vital Images, Inc. (a)	4

		14

	Heavy Electrical Equipment — 0.01%
688	PowerSecure International, Inc. (a)	5
607	SatCon Technology Corp. (a)	2

		7

	Home Entertainment Software — 0.03%
3,691	Take-Two Interactive Software, Inc. (a)	36
973	THQ, Inc. (a)	7

		43

	Home Furnishings — 0.07%
1,266	Ethan Allen Interiors, Inc.	26
2,108	Furniture Brands International, Inc. (a)	13
606	Hooker Furniture Corp.	10
2,641	La-Z-Boy, Inc. (a)	33
2,176	Sealy Corp. (a)	8
606	Stanley Furniture Co., Inc. (a)	6

		96

	Homebuilding — 0.12%
3,119	Beazer Homes USA, Inc. (a)	14
566	Brookfield Homes Corp. (a)	5
363	Cavco Industries, Inc. (a)	12
1,326	Hovnanian Enterprises, Inc., Class - A (a)	6
817	M/I Homes, Inc. (a)	12
1,622	Meritage Homes Corp. (a)	34
400	Skyline Corp.	7
5,235	Standard Pacific Corp. (a)	24
2,160	The Ryland Group, Inc.	49

		163

	Homefurnishing Retail — 0.04%
939	Haverty Furniture Cos., Inc.	15
5,662	Pier 1 Imports, Inc. (a)	36

		51

	Hotels, Resorts & Cruise Lines — 0.11%
819	Bluegreen Corp. (a)	3
1,995	Gaylord Entertainment Co. (a)	58
1,423	Great Wolf Resorts, Inc. (a)	4

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hotels, Resorts & Cruise Lines (continued)
122	Interval Leisure Group, Inc. (a)	$2
411	Morgans Hotel Group Co. (a)	3
4,643	Orient-Express Hotels Ltd., Class - A (a)	66
767	Red Lion Hotels Corp. (a)	5
973	The Marcus Corp.	13
81	Universal Travel Group (a)	1

		155

	Household Appliances — 0.03%
1,545	Helen of Troy Ltd. (a)	40

	Household Products — 0.03%
300	Cellu Tissue Holdings, Inc.	3
2,942	Central Garden & Pet Co., Class - A (a)	27
283	Oil-Dri Corp. of America	6
283	WD-40 Co.	9

		45

	Housewares & Specialties — 0.04%
1,931	American Greetings Corp., Class - A	40
253	Blyth, Inc.	8
379	CSS Industries, Inc.	8

		56

	Human Resource & Employment Services — 0.17%
438	Barrett Business Services, Inc.	6
599	CDI Corp.	9
767	COMSYS IT Partners, Inc. (a)	13
325	GP Strategies Corp. (a)	3
893	Heidrick & Struggles International, Inc.	25
1,090	Kelly Services, Inc., Class - A (a)	18
1,504	Kforce, Inc. (a)	23
2,103	Korn/Ferry International (a)	37
1,634	On Assignment, Inc. (a)	12
2,760	SFN Group, Inc. (a)	22
371	Towers Watson & Co., Class - A	18
2,140	TrueBlue, Inc. (a)	33
690	Volt Information Sciences, Inc. (a)	7

		226

	Independent Power Producers & Energy Traders — 0.00%
755	U.S. Geothermal, Inc. (a)	1

	Industrial Conglomerates — 0.06%
1,716	Kimball International, Inc., Class - B	12
15	Seaboard Corp.	19
647	Standex International Corp.	17
1,544	Tredegar Corp.	26
122	United Capital Corp. (a)	3
41	United States Lime & Minerals, Inc. (a)	2

		79

	Industrial Machinery — 0.54%
283	3D Systems Corp. (a)	4
1,808	Actuant Corp., Class - A	35
1,328	Albany International Corp., Class - A	29
1,185	Altra Holdings, Inc. (a)	16
243	Ampco-Pittsburgh Corp.	6
2,337	Barnes Group, Inc.	46
1,285	Blount International, Inc. (a)	13
2,442	Briggs & Stratton Corp.	48
201	Chart Industries, Inc. (a)	4
799	CIRCOR International, Inc.	27
1,601	CLARCOR, Inc.	55
883	Colfax Corp. (a)	10
996	Columbus McKinnon Corp. (a)	16
225	Duoyuan Printing, Inc. (a)	2
955	ENPRO Industries, Inc. (a)	28
283	Flow International Corp. (a)	1
201	Graham Corp.	4
322	Hurco Cos., Inc. (a)	5
1,435	John Bean Technologies Corp.	25
26	K-Tron International, Inc. (a)	4
692	Kadant, Inc. (a)	10
1,647	Kaydon Corp.	62
519	L.B. Foster Co., Class - A (a)	15
200	Met-Pro Corp.	2
1,912	Mueller Industries, Inc.	51
7,629	Mueller Water Products, Inc., Class - A	37
1,072	Nordson Corp.	73
202	Portec Rail Products, Inc.	2
80	RBC Bearings, Inc. (a)	3
1,192	Robbins & Myers, Inc.	28
403	Sun Hydraulics Corp.	11
970	Tecumseh Products Co., Class - A (a)	12
324	The Eastern Co.	4
248	The Gorman-Rupp Co.	6
363	TriMas Corp. (a)	2
1,443	Watts Water Technologies, Inc., Class - A	45

		741

	Industrial REITs — 0.11%
10,039	DCT Industrial Trust, Inc.	53
651	DuPont Fabros Technology, Inc.	14
490	EastGroup Properties, Inc.	18
2,547	First Industrial Realty Trust, Inc. (a)	20
1,878	First Potomac Realty Trust	28
1,130	Monmouth Real Estate Investment Corp., Class - A	9
400	Terreno Realty Corp. (a)	8

		150

	Insurance Brokers — 0.02%
246	Crawford & Co., Class - B (a)	1
2,144	National Financial Partners Corp. (a)	30

		31

	Integrated Telecommunication Services — 0.07%
453	Atlantic Tele-Network, Inc.	21
8,591	Cincinnati Bell, Inc. (a)	29
576	Consolidated Communications Holdings, Inc.	11
1,047	General Communication, Inc., Class - A (a)	6
1,455	Iowa Telecommunications Services, Inc.	24
812	SureWest Communications (a)	7

		98

	Internet Retail — 0.03%
1,272	1-800-FLOWERS.COM, Inc., Class - A (a)	3
1,176	Orbitz Worldwide, Inc. (a)	8
933	Shutterfly, Inc. (a)	22
484	U.S. Auto Parts Network, Inc. (a)	4
300	Vitacost.com, Inc. (a)	4

		41

	Internet Software & Services — 0.16%
370	Digital River, Inc. (a)	11
684	DivX, Inc. (a)	5
4,588	EarthLink, Inc.	39
807	Global Sources Ltd. (a)	5
769	InfoSpace, Inc. (a)	8
2,757	Internap Network Services Corp. (a)	15

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Internet Software & Services (continued)
726	Internet Brands, Inc., Class - A (a)	$7
895	Internet Capital Group, Inc. (a)	8
2,895	iPass, Inc.	3
202	j2 Global Communications, Inc. (a)	5
364	Keynote Systems, Inc.	4
121	LogMeln, Inc. (a)	2
531	Marchex, Inc., Class - B	3
2,311	ModusLink Global Solutions, Inc. (a)	19
3,370	Openwave Systems, Inc. (a)	8
1,137	Perficient, Inc. (a)	13
200	QuinStreet, Inc. (a)	3
2,007	RealNetworks, Inc. (a)	10
2,072	Support.com, Inc. (a)	7
689	TechTarget, Inc. (a)	4
4,091	United Online, Inc.	31
324	VASCO Data Security International, Inc. (a)	3
1,329	Web.com Group, Inc. (a)	7

		220

	Investment Banking & Brokerage — 0.26%
1,405	BGC Partners, Inc., Class - A	9
792	Cowen Group, Inc., Class - A (a)	4
78,411	E*TRADE Financial Corp. (a)	129
553	Evercore Partners, Inc., Class - A	17
971	FBR Capital Markets Corp. (a)	4
511	International Assets Holding Corp. (a)	8
973	KBW, Inc. (a)	26
2,211	Knight Capital Group, Inc., Class - A (a)	34
2,000	LaBranche & Co., Inc. (a)	11
3,484	MF Global Holdings Ltd. (a)	28
484	Oppenheimer Holdings, Inc., Class - A	12
942	Piper Jaffray Cos., Inc. (a)	38
1,091	Sanders Morris Harris Group, Inc.	7
1,290	SWS Group, Inc.	15
1,100	Thomas Weisel Partners Group, Inc. (a)	4
1,257	TradeStation Group, Inc. (a)	9

		355

	IT Consulting & Other Services — 0.18%
689	Acxiom Corp. (a)	12
1,318	CACI International, Inc., Class - A (a)	64
201	China Information Security Technology, Inc. (a)	1
3,577	CIBER, Inc. (a)	13
328	Computer Task Group, Inc. (a)	2
725	Integral Systems, Inc. (a)	7
245	ManTech International Corp., Class - A (a)	12
80	MAXIMUS, Inc.	5
1,995	Ness Technologies, Inc. (a)	13
1,481	SRA International, Inc., Class - A (a)	31
1,097	The Hackett Group, Inc. (a)	3
483	Tier Technologies, Inc., Class - B (a)	4
2,019	Unisys Corp. (a)	71
202	Virtusa Corp. (a)	2

		240

	Leisure Facilities — 0.09%
1,860	Life Time Fitness, Inc. (a)	52
694	Speedway Motorsports, Inc.	11
368	Town Sports International Holdings, Inc. (a)	1
1,414	Vail Resorts, Inc. (a)	57

		121

	Leisure Products — 0.14%
4,340	Brunswick Corp.	69
3,379	Callaway Golf Co.	30
1,397	JAKKS Pacific, Inc. (a)	18
1,541	Leapfrog Enterprises, Inc. (a)	10
608	Marine Products Corp. (a)	4
1,143	Pool Corp.	26
1,130	RC2 Corp. (a)	17
364	Sport Supply Group, Inc.	5
325	Steinway Musical Instruments, Inc. (a)	6
80	Sturm, Ruger & Co., Inc.	1

		186

	Life & Health Insurance — 0.17%
3,022	American Equity Investment Life Holding Co.	32
485	Citizens, Inc. (a)	3
12,473	Conseco, Inc. (a)	78
2,249	Delphi Financial Group, Inc., Class - A	57
373	FBL Financial Group, Inc., Class - A	9
364	Independence Holding Co.	3
243	Kansas City Life Insurance Co.	8
121	National Western Life Insurance Co., Class - A	22
1,058	Presidential Life Corp.	11
5,397	The Phoenix Cos., Inc. (a)	13

		236

	Life Sciences Tools & Services — 0.06%
528	Affymetrix, Inc. (a)	4
1,181	Albany Molecular Research, Inc. (a)	10
120	Cambrex Corp. (a)	—
81	Harvard Bioscience, Inc. (a)	—
620	Kendle International, Inc. (a)	11
1,075	Varian, Inc. (a)	56

		81

	Managed Health Care — 0.20%
1,061	Centene Corp. (a)	25
2,474	HealthSpring, Inc. (a)	44
1,783	Magellan Health Services, Inc. (a)	77
698	Molina Heathcare, Inc. (a)	18
1,051	Triple-S Management Corp., Class - B (a)	19
1,424	Universal American Corp. (a)	22
2,141	WellCare Health Plans, Inc. (a)	64

		269

	Marine — 0.07%
451	American Commercial Lines, Inc. (a)	11
3,230	Eagle Bulk Shipping, Inc. (a)	17
1,355	Genco Shipping & Trading Ltd. (a)	29
1,513	Horizon Lines, Inc., Class - A	8
281	International Shipholding Corp.	8
934	Ship Finance International Ltd.	17
1,260	Ultrapetrol Bahamas Ltd. (a)	7

		97

	Marine Ports & Services — 0.01%
566	CAI International, Inc. (a)	7

	Metal & Glass Containers — 0.05%
331	Bway Holding Co. (a)	7
400	Graham Packaging Co., Inc.	5
1,653	Myers Industries, Inc.	17
653	Silgan Holdings, Inc.	39

		68

	Mortgage REITs — 0.36%
783	American Capital Agency Corp.	20

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Mortgage REITs (continued)
5,483	Anworth Mortgage Asset Corp.	$37
451	Apollo Commercial Real Estate Finance, Inc.	8
3,359	Capstead Mortgage Corp.	40
676	Colony Financial, Inc.	14
676	CreXus Investment Corp.	9
807	Cypress Sharpridge Investments, Inc.	11
645	Dynex Capital, Inc.	6
1,802	Hatteras Financial Corp.	46
747	Invesco Mortgage Capital, Inc.	17
4,498	iStar Financial, Inc. (a)	21
13,980	MFA Financial, Inc.	103
3,442	NorthStar Realty Finance Corp.	14
726	Pennymac Mortgage Investment Trust (a)	12
3,683	RAIT Financial Trust (a)	7
3,357	Redwood Trust, Inc.	52
1,193	Resource Capital Corp.	8
2,108	Starwood Property Trust, Inc.	41
1,194	Walter Investment Management Corp.	19

		485

	Movies & Entertainment — 0.07%
731	Ascent Media Corp., Class - A (a)	20
121	Carmike Cinemas, Inc. (a)	2
162	Cinemark Holdings, Inc.	3
4,411	Live Nation, Inc. (a)	64
365	LodgeNet Interactive Corp. (a)	2
807	Reading International, Inc., Class - A (a)	3
282	World Wrestling Entertainment, Inc., Class - A	5

		99

	Multi-line Insurance — 0.02%
445	Eastern Insurance Holdings, Inc.	5
1,808	Horace Mann Educators Corp.	27

		32

	Multi-Sector Holdings — 0.04%
1,227	Compass Diversified Holdings, Inc.	19
693	PICO Holdings, Inc. (a)	26
730	Resource America, Inc., Class - A	3

		48

	Multi-Utilities — 0.14%
1,940	Black Hills Corp.	59
815	CH Energy Group, Inc.	33
1,853	NorthWestern Corp.	50
4,304	PNM Resources, Inc.	54

		196

	Office REITs — 0.28%
4,853	BioMed Realty Trust, Inc.	80
3,428	Franklin Street Properties Corp.	49
789	Government Properties Income Trust	21
3,494	Highwoods Properties, Inc.	111
2,174	Kilroy Realty Corp.	67
4,791	Lexington Realty Trust	31
1,010	Mission West Properties, Inc.	7
1,103	Parkway Properties, Inc.	21

		387

	Office Services & Supplies — 0.10%
2,852	ACCO Brands Corp. (a)	22
243	American Reprographics Co. (a)	2
633	HNI Corp.	17
122	Mine Safety Appliances Co.	3
3,696	Steelcase, Inc., Class - A	24
1,155	United Stationers, Inc. (a)	68

		136

	Oil & Gas Drilling — 0.06%
1,157	Bronco Drilling Co., Inc. (a)	5
5,434	Hercules Offshore, Inc. (a)	23
6,105	Parker Drilling Co. (a)	30
1,957	Pioneer Drilling Co. (a)	14
575	Union Drilling, Inc. (a)	4
3,366	Vantage Drilling Co. (a)	5

		81

	Oil & Gas Equipment & Services — 0.32%
3,059	Allis-Chalmers Energy, Inc. (a)	11
1,154	Basic Energy Services, Inc. (a)	9
324	Bolt Technology Corp. (a)	4
4,486	Boots & Coots, Inc. (a)	11
1,789	Bristow Group, Inc. (a)	68
1,810	Cal Dive International, Inc. (a)	13
81	CARBO Ceramics, Inc.	5
2,901	Complete Production Services, Inc. (a)	34
80	ENGlobal Corp. (a)	—
122	Geokinetics, Inc. (a)	1
4,893	Global Industries Ltd. (a)	31
573	Gulf Island Fabrication, Inc.	12
560	GulfMark Offshore, Inc., Class - A (a)	15
1,179	Hornbeck Offshore Services, Inc. (a)	22
5,163	ION Geophysical Corp. (a)	25
6,096	Key Energy Services, Inc. (a)	58
81	Lufkin Industries, Inc.	6
937	Matrix Service Co. (a)	10
572	Natural Gas Services Group, Inc. (a)	9
4,704	Newpark Resources, Inc. (a)	25
173	OYO Geospace Corp. (a)	8
290	PHI, Inc. (a)	6
976	Superior Well Services, Inc. (a)	13
654	T-3 Energy Services, Inc. (a)	16
1,676	TETRA Technologies, Inc. (a)	21
161	TGC Industries, Inc. (a)	1

		434

	Oil & Gas Exploration & Production — 0.51%
444	Approach Resources, Inc. (a)	4
1,735	Atlas Energy, Inc. (a)	54
1,570	ATP Oil & Gas Corp. (a)	30
2,504	Berry Petroleum Co., Class - A	71
1,899	Bill Barrett Corp. (a)	58
949	BPZ Resources, Inc. (a)	7
2,217	Brigham Exploration Co. (a)	35
327	Clayton Williams Energy, Inc. (a)	11
976	Cloud Peak Energy, Inc. (a)	16
41	Contango Oil & Gas Co. (a)	2
79	CREDO Petroleum Corp. (a)	1
1,069	Cubic Energy, Inc. (a)	1
4,797	Delta Petroleum Corp. (a)	7
363	Endeavour International Corp. (a)	—
408	GeoResources, Inc. (a)	6
823	GMX Resources, Inc. (a)	7
1,300	Goodrich Petroleum Corp. (a)	20
10,056	Gran Tierra Energy, Inc. (a)	59
80	Gulfport Energy Corp. (a)	1
1,660	Harvest Natural Resources, Inc. (a)	12
11,506	Oilsands Quest, Inc. (a)	9
2,312	Penn Virginia Corp.	57

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Exploration & Production (continued)
1,023	Petroleum Development Corp. (a)	$24
2,733	Petroquest Energy, Inc. (a)	14
2,557	Rosetta Resources, Inc. (a)	60
2,094	Stone Energy Corp. (a)	37
1,893	Swift Energy Co. (a)	58
80	Toreador Resources Corp. (a)	1
2,856	VAALCO Energy, Inc.	14
693	Venoco, Inc. (a)	9
81	W&T Offshore, Inc.	1
1,536	Warren Resources, Inc. (a)	4

		690

	Oil & Gas Refining & Marketing — 0.03%
409	Alon USA Energy, Inc.	3
1,063	CVR Energy, Inc. (a)	9
735	Delek US Holdings, Inc.	5
524	Green Plains Renewable Energy, Inc. (a)	8
406	Rex Energy Corp. (a)	5
2,074	Western Refining, Inc. (a)	11

		41

	Oil & Gas Storage & Transportation — 0.11%
1,891	Cheniere Energy, Inc. (a)	6
2,142	Crosstex Energy, Inc. (a)	19
2,573	DHT Maritime, Inc.	10
136,440	Enbridge Energy Management LLC (a)(b)	—
2,576	General Maritime Corp.	18
614	Golar LNG Ltd.	7
887	Knightsbridge Tankers Ltd.	15
2,340	Nordic American Tanker Shipping Ltd.	71

		146

	Packaged Foods & Meats — 0.17%
289	American Italian Pasta Co., Class - A (a)	11
1,630	B&G Foods, Inc., Class - A	17
2,180	Chiquita Brands International, Inc. (a)	34
203	Diamond Foods, Inc.	9
676	Dole Food Co., Inc. (a)	8
200	Farmer Brothers Co.	4
524	Harbinger Group, Inc. (a)	4
41	HQ Sustainable Maritime Industries, Inc. (a)	—
686	Imperial Sugar Co.	11
1,076	Omega Protein Corp. (a)	6
454	Seneca Foods Corp., Class - A (a)	13
821	Smart Balance, Inc. (a)	5
1,460	The Hain Celestial Group, Inc. (a)	25
1,773	TreeHouse Foods, Inc. (a)	78

		225

	Paper Packaging — 0.03%
889	Boise, Inc. (a)	5
5,180	Graphic Packaging Holding Co. (a)	19
249	Rock-Tenn Co., Class - A	11

		35

	Paper Products — 0.22%
1,786	Buckeye Technologies, Inc. (a)	23
524	Clearwater Paper Corp. (a)	26
2,110	Domtar Corp. (a)	136
1,491	KapStone Paper & Packaging Corp. (a)	18
758	Neenah Paper, Inc.	12
2,210	P.H. Glatfelter Co.	32
839	Schweitzer-Mauduit International, Inc.	40
1,504	Wausau Paper Corp. (a)	13

		300

	Personal Products — 0.06%
1,996	American Oriental Bioengineering, Inc. (a)	8
1,205	Elizabeth Arden, Inc. (a)	22
654	Inter Parfums, Inc.	10
891	Mannatech, Inc.	3
530	Nutraceutical International Corp. (a)	8
1,801	Prestige Brands Holdings, Inc. (a)	16
534	Revlon, Inc., Class - A (a)	8
568	Schiff Nutrition International, Inc.	4

		79

	Pharmaceuticals — 0.13%
1,209	Adolor Corp. (a)	2
82	Biodel, Inc. (a)	—
162	BMP Sunstone Corp. (a)	1
360	Caraco Pharmaceutical Laboratories, Inc. (a)	2
369	Hi-Tech Pharmacal Co., Inc. (a)	8
1,016	K-V Pharmaceutical Co., Class - A (a)	2
2,575	Medicis Pharmaceutical Corp., Class - A	65
1,726	Par Pharmaceutical Cos., Inc. (a)	43
1,215	SuperGen, Inc. (a)	4
892	The Medicines Co. (a)	7
3,201	ViroPharma, Inc. (a)	44

		178

	Photographic Products — 0.06%
13,655	Eastman Kodak Co. (a)	79

	Precious Metals & Minerals — 0.11%
4,070	Coeur d'Alene Mines Corp. (a)	61
11,910	Hecla Mining Co. (a)	65
617	Paramount Gold & Silver Corp. (a)	1
1,861	Stillwater Mining Co. (a)	24

		151

	Property & Casualty Insurance — 0.62%
14,838	Ambac Financial Group, Inc. (a)	8
418	American Physicians Capital, Inc.	13
360	American Physicians Services Group, Inc.	9
442	American Safety Insurance Holdings Ltd. (a)	7
1,019	Amerisafe, Inc. (a)	17
979	AmTrust Financial Services, Inc.	14
1,583	Argo Group International Holdings Ltd.	52
5,431	Assured Guaranty Ltd.	119
408	Baldwin & Lyons, Inc., Class - B	10
887	CNA Surety Corp. (a)	16
605	Donegal Group, Inc., Class - A	9
281	EMC Insurance Group, Inc.	6
2,159	Employers Holdings, Inc.	32
972	First Acceptance Corp. (a)	2
445	First Mercury Financial Corp.	6
555	FPIC Insurance Group, Inc. (a)	15
485	Hallmark Financial Services, Inc. (a)	4
691	Harleysville Group, Inc.	23
2,073	Hilltop Holdings, Inc. (a)	24
680	Infinity Property & Casualty Corp.	31
2,947	Meadowbrook Insurance Group, Inc.	23
322	Mercer Insurance Goup, Inc.	6
358	National Interstate Corp.	7
282	NYMAGIC, Inc.	6
1,640	PMA Capital Corp., Class - A (a)	10
1,658	ProAssurance Corp. (a)	97
573	RLI Corp.	33
606	Safety Insurance Group, Inc.	23

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Property & Casualty Insurance (continued)
1,096	SeaBright Insurance Holdings, Inc.	$12
2,590	Selective Insurance Group, Inc.	43
730	State Auto Financial Corp.	13
771	Stewart Information Services Corp.	11
586	The Navigators Group, Inc. (a)	23
448	Tower Group, Inc.	10
1,936	United America Indemnity Ltd., Class - A (a)	19
1,061	United Fire & Casualty Co.	19
282	Universal Insurance Holdings, Inc.	2
1,878	Zenith National Insurance Corp.	72

		846

	Publishing — 0.05%
2,343	Journal Communications, Inc., Class - A (a)	10
161	Martha Stewart Living Omnimedia, Inc., Class - A (a)	1
886	PRIMEDIA, Inc.	3
1,179	Scholastic Corp.	33
1,520	The E.W. Scripps Co., Class - A (a)	13
483	Valassis Communications, Inc. (a)	13

		73

	Railroads — 0.01%
751	RailAmerica, Inc. (a)	9

	Real Estate Development — 0.04%
411	Avatar Holdings, Inc. (a)	9
1,493	China Housing & Land Development, Inc. (a)	6
1,796	Forestar Group, Inc. (a)	34

		49

	Real Estate Operating Companies — 0.00%
161	American Realty Investors, Inc. (a)	2

	Regional Banks — 2.15%
769	1st Source Corp.	13
241	Alliance Financial Corp.	7
286	American National Bankshares, Inc.	6
784	Ameris Bancorp	7
201	Ames National Corp.	4
201	Arrow Financial Corp.	5
122	Auburn National Bancorp, Inc.	3
263	BancFirst Corp.	11
202	Bancorp Rhode Island, Inc.	6
80	Bank of Marin Bancorp	3
611	Bank of the Ozarks, Inc.	21
967	Banner Corp.	4
161	Bar Harbor Bankshares	5
3,562	Boston Private Financial Holdings, Inc.	26
80	Bridge Bancorp, Inc.	2
323	Bryn Mawr Bank Corp.	6
370	Camden National Corp.	12
687	Cape Bancorp, Inc. (a)	6
617	Capital City Bank Group, Inc.	9
844	Cardinal Financial Corp.	9
2,379	Cathay General Bancorp	28
643	Center Bancorp, Inc.	5
733	Centerstate Banks, Inc.	9
1,653	Central Pacific Financial Corp. (a)	3
203	Century Bancorp, Inc., Class - A	4
1,035	Chemical Financial Corp.	24
361	Chicopee Bancorp, Inc. (a)	5
522	Citizens & Northern Corp.	7
161	Citizens Holding Co.	4
20,409	Citizens Republic Bancorp, Inc. (a)	24
758	City Holding Co.	26
240	CNB Financial Corp.	4
1,690	CoBiz Financial, Inc.	11
1,467	Columbia Banking System, Inc.	30
1,612	Community Bank System, Inc.	37
786	Community Trust Bancorp, Inc.	21
4,080	CVB Financial Corp.	40
777	Eagle Bancorp, Inc. (a)	9
5,499	East West Bancorp, Inc.	96
284	Enterprise Bancorp, Inc.	3
370	Enterprise Financial Services Corp.	4
5,616	F.N.B. Corp.	46
365	Farmers Capital Bank Corp.	3
604	Financial Institutions, Inc.	9
747	First Bancorp North Carolina	10
4,082	First Bancorp Puerto Rico	10
487	First Bancorp, Inc. Maine	8
2,467	First Busey Corp.	11
325	First California Financial Group, Inc. (a)	1
4,040	First Commonwealth Financial Corp.	27
735	First Community Bancshares, Inc.	9
2,976	First Financial Bancorp	53
500	First Financial Bankshares, Inc.	26
608	First Financial Corp.	18
1,210	First Merchants Corp.	8
3,783	First Midwest Bancorp, Inc.	51
479	First South Bancorp, Inc.	6
4,287	FirstMerit Corp.	92
568	German American Bancorp, Inc.	9
3,580	Glacier Bancorp, Inc.	55
367	Great Southern Bancorp, Inc.	8
3,045	Guaranty Bancorp (a)	5
1,065	Hampton Roads Bankshares, Inc.	2
1,201	Hancock Holding Co.	50
2,257	Harleysville National Corp.	15
666	Heartland Financial USA, Inc.	11
488	Heritage Financial Corp. (a)	7
524	Home Bancorp, Inc. (a)	7
914	Home Bancshares, Inc.	24
1,291	IBERIABANK Corp.	77
1,032	Independent Bank Corp.	25
2,607	International Bancshares Corp.	60
2,006	Investors Bancorp, Inc. (a)	26
1,034	Lakeland Bancorp, Inc.	9
652	Lakeland Financial Corp.	12
1,169	MainSource Financial Group, Inc.	8
2,505	MB Financial, Inc.	56
277	Merchants Bancshares, Inc.	6
408	Metro Bancorp, Inc. (a)	6
284	MidSouth Bancorp, Inc.	5
1,209	Nara Bancorp, Inc. (a)	11
327	National Bankshares, Inc.	9
6,307	National Penn Bancshares, Inc.	44
1,620	NBT Bancorp, Inc.	37
977	Northfield Bancorp, Inc.	14
360	Northrim BanCorp, Inc.	6
122	Norwood Financial Corp.	3
242	Ohio Valley Banc Corp.	5
4,301	Old National Bancorp	51
121	Old Point Financial Corp.	2
609	Old Second Bancorp, Inc.	4
500	OmniAmerican Bancorp, Inc.	6

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
1,561	Oriental Financial Group, Inc.	$21
161	Orrstown Financial Services, Inc.	4
2,667	Pacific Capital Bancorp (a)	5
935	Pacific Continental Corp.	10
1,399	PacWest Bancorp	32
528	Park National Corp.	33
412	Peapack-Gladstone Financial Corp.	6
80	Penns Woods Bancorp, Inc.	3
417	Peoples Bancorp, Inc.	7
207	Peoples Financial Corp.	3
1,723	Pinnacle Financial Partners, Inc. (a)	26
167	Porter Bancorp, Inc.	2
1,260	PremierWest Bancorp (a)	1
983	PrivateBancorp, Inc.	13
2,272	Prosperity Bancshares, Inc.	93
1,133	Renasant Corp.	18
484	Republic Bancorp, Inc., Class - A	9
404	Republic First Bancorp, Inc. (a)	2
1,224	S&T Bancorp, Inc.	26
340	S.Y. Bancorp, Inc.	8
1,132	Sandy Spring Bancorp, Inc.	17
242	Santander BanCorp (a)	3
649	SCBT Financial Corp.	24
488	Shore Bancshares, Inc.	7
407	Sierra Bancorp	5
400	Signature Bank (a)	15
882	Simmons First National Corp., Class - A	24
850	Smithtown Bancorp, Inc.	3
530	Southside Bancshares, Inc.	11
847	Southwest Bancorp, Inc.	7
840	State Bancorp, Inc.	7
1,139	StellarOne Corp.	15
1,050	Sterling Bancorp	11
4,975	Sterling Bancshares, Inc.	28
3,035	Sterling Financial Corp. (a)	2
161	Suffolk Bancorp	5
772	Sun Bancorp, Inc. (a)	3
6,383	Susquehanna Bancshares, Inc.	63
1,861	SVB Financial Group (a)	87
1,508	Texas Capital Bancshares, Inc. (a)	29
1,127	The Bancorp, Inc. (a)	10
163	The Bank of Kentucky Financial Corp.	3
240	The First of Long Island Corp.	6
10,743	The South Financial Group, Inc.	7
324	The Wilber Corp.	2
309	Tompkins Financial Corp.	11
206	Tower Bancorp, Inc.	5
1,057	TowneBank	15
726	TriCo Bancshares	14
3,204	Trustmark Corp.	78
1,607	UMB Financial Corp.	65
4,718	Umpqua Holdings Corp.	63
1,268	Union First Market Bankshares Corp.	19
1,916	United Bankshares, Inc.	50
4,253	United Community Banks, Inc. (a)	19
291	United Security Bancshares, Inc.	4
848	Univest Corp. of Pennsylvania	16
786	Washington Banking Co.	10
714	Washington Trust Bancorp, Inc.	13
3,375	Webster Financial Corp.	59
1,184	WesBanco, Inc.	19
888	West Bancorp	6
652	Westamerica Bancorp	38
2,334	Western Alliance Bancorp (a)	13
897	Wilshire Bancorp, Inc.	10
1,517	Wintrust Financial Corp.	56
926	Yadkin Valley Financial Corp.	4

		2,925

	Reinsurance — 0.23%
328	Enstar Group Ltd. (a)	23
1,907	Flagstone Reinsurance Holdings Ltd.	22
1,460	Greenlight Capital Re Ltd., Class - A (a)	39
2,626	Maiden Holdings Ltd.	19
2,242	Max Capital Group Ltd.	51
3,567	Montpelier Re Holdings Ltd.	60
2,553	Platinum Underwriters Holdings Ltd.	95

		309

	Research and Consulting Services — 0.02%
80	CRA International, Inc. (a)	2
80	Diamond Management & Technology Consultants, Inc.	1
119	Franklin Covey Co. (a)	1
161	Hill International, Inc. (a)	1
150	Mistras Group, Inc. (a)	1
629	School Specialty, Inc. (a)	14
41	VSE Corp.	2

		22

	Residential REITs — 0.23%
2,569	American Campus Communities, Inc.	71
727	Associated Estates Realty Corp.	10
2,957	Education Realty Trust, Inc.	17
497	Equity Lifestyle Properties, Inc.	27
1,722	Home Properties, Inc.	80
733	Mid-America Apartment Communities, Inc.	38
2,361	Post Properties, Inc.	52
796	Sun Communities, Inc.	20
364	UMH Properties, Inc.	3

		318

	Restaurants — 0.16%
1,185	AFC Enterprises, Inc. (a)	13
403	Benihana, Inc., Class - A (a)	3
1,574	Bob Evans Farms, Inc.	49
324	Cracker Barrel Old Country Store, Inc.	15
1,597	Domino’s Pizza, Inc. (a)	22
41	Einstein Noah Restaurant Group, Inc. (a)	—
121	Frisch’s Restaurants, Inc.	3
403	Landry’s Restaurants, Inc. (a)	7
1,165	Luby’s, Inc. (a)	4
771	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	8
816	O’Charley’s, Inc. (a)	7
242	Papa John’s International, Inc. (a)	6
617	Red Robin Gourmet Burgers, Inc. (a)	15
3,219	Ruby Tuesday, Inc. (a)	34
321	Ruth’s Hospitality Group, Inc. (a)	2
285	Sonic Corp. (a)	3
68	The Steak n Shake Co. (a)	26

		217

	Retail REITs — 0.43%
1,588	Acadia Realty Trust	28
401	Agree Realty Corp.	9
41	Alexander’s, Inc. (a)	12
6,992	CBL & Associates Properties, Inc.	96
1,998	Cedar Shopping Centers, Inc.	16

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Retail REITs (continued)
10,298	Developers Diversified Realty Corp.	$125
1,746	Equity One, Inc.	33
548	Getty Realty Corp.	13
3,291	Glimcher Realty Trust	17
3,668	Inland Real Estate Corp.	34
2,333	Kite Realty Group Trust	11
4,046	National Retail Properties, Inc.	92
1,998	Pennsylvania Real Estate Investment Trust	25
1,412	Ramco-Gershenson Properties Trust	16
122	Saul Centers, Inc.	5
917	Tanger Factory Outlet Centers, Inc.	40
1,096	Urstadt Biddle Properties, Inc., Class - A	17

		589

	Security & Alarm Services — 0.02%
573	Cornell Cos., Inc. (a)	11
41	GeoEye, Inc. (a)	1
565	The Geo Group, Inc. (a)	11

		23

	Semiconductor Equipment — 0.23%
409	Advanced Energy Industries, Inc. (a)	7
1,084	ATMI, Inc. (a)	21
3,348	Brooks Automation, Inc. (a)	29
997	Cabot Microelectronics Corp. (a)	38
1,261	Cohu, Inc.	17
1,450	Cymer, Inc. (a)	54
6,344	Entegris, Inc. (a)	32
161	FEI Co. (a)	4
162	FormFactor, Inc. (a)	3
807	MEMSIC, Inc. (a)	3
2,406	MKS Instruments, Inc. (a)	47
2,887	Photronics, Inc. (a)	15
1,105	Rudolph Technologies, Inc. (a)	9
783	Veeco Instruments, Inc. (a)	34

		313

	Semiconductors — 0.18%
908	Actel Corp. (a)	13
726	ANADIGICS, Inc. (a)	3
161	CEVA, Inc. (a)	2
1,292	DSP Group, Inc. (a)	11
1,633	Exar Corp. (a)	11
1,046	GSI Technology, Inc. (a)	5
243	IXYS Corp. (a)	2
5,531	Lattice Semiconductor Corp. (a)	20
1,392	Micrel, Inc.	15
1,219	Microtune, Inc. (a)	3
2,439	OmniVision Technologies, Inc. (a)	42
1,320	Pericom Semiconductor Corp. (a)	14
1,135	RF Micro Devices, Inc. (a)	6
405	Sigma Designs, Inc. (a)	5
3,852	Silicon Image, Inc. (a)	12
4,052	Silicon Storage Technology, Inc. (a)	12
863	Standard Microsystems Corp. (a)	20
80	Techwell, Inc. (a)	1
3,240	Trident Microsystems, Inc. (a)	6
2,954	TriQuint Semiconductor, Inc. (a)	21
842	Virage Logic Corp. (a)	7
1,325	White Electronic Designs Corp. (a)	9
729	Zoran Corp. (a)	8

		248

	Soft Drinks — 0.02%
4,585	Heckmann Corp. (a)	27
323	National Beverage Corp.	3

		30

	Specialized Consumer Services — 0.08%
1,677	Jackson Hewitt Tax Service, Inc. (a)	3
526	Mac-Gray Corp.	6
2,904	Regis Corp.	54
251	Sotheby’s	8
402	Steiner Leisure Ltd. (a)	18
4,167	Stewart Enterprises, Inc., Class - A	26

		115

	Specialized Finance — 0.09%
525	Asset Acceptance Capital Corp. (a)	3
121	California First National Bancorp	2
687	Encore Capital Group, Inc. (a)	11
1,785	Fifth Street Finance Corp.	21
847	Medallion Financial Corp.	7
1,170	NewStar Financial, Inc. (a)	8
2,676	PHH Corp. (a)	63
1,046	Primus Guaranty Ltd. (a)	4

		119

	Specialized REITs — 0.60%
2,158	Ashford Hospitality Trust (a)	15
300	Chesapeake Lodging Trust	6
1,520	Cogdell Spencer, Inc.	11
6,348	DiamondRock Hospitality Co.	64
2,089	Entertainment Properties Trust	86
4,358	Extra Space Storage, Inc.	55
3,334	FelCor Lodging Trust, Inc. (a)	19
2,928	Healthcare Realty Trust, Inc.	68
5,930	Hersha Hospitality Trust	31
3,122	LaSalle Hotel Properties	73
995	LTC Properties, Inc.	27
3,930	Medical Properties Trust, Inc.	41
1,192	National Health Investors, Inc.	46
3,538	OMEGA Healthcare Investors, Inc.	69
800	Pebblebrook Hotel Trust (a)	17
938	Potlatch Corp.	33
1,397	Sovran Self Storage, Inc.	49
3,789	Strategic Hotels & Resorts, Inc. (a)	16
4,791	Sunstone Hotel Investors, Inc. (a)	54
4,127	U-Store-It Trust	30
282	Universal Health Realty Income Trust	10

		820

	Specialty Chemicals — 0.41%
1,160	A. Schulman, Inc.	28
1,071	Arch Chemicals, Inc.	37
4,234	Ferro Corp. (a)	37
2,437	H.B. Fuller Co.	57
1,421	ICO, Inc.	12
1,221	Innospec, Inc. (a)	14
300	Kraton Performance Polymers, Inc.	5
875	Minerals Technologies, Inc.	45
1,493	OM Group, Inc. (a)	51
3,695	PolyOne Corp. (a)	38
581	Quaker Chemical Corp.	16
2,393	Rockwood Holdings, Inc. (a)	64
2,420	Sensient Technologies Corp.	70
41	Stepan Co.	2
2,500	W. R. Grace & Co. (a)	69
1,459	Zoltek Cos., Inc. (a)	14

		559

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Stores — 0.12%
364	Books-A-Million, Inc.	$2
2,860	Borders Group, Inc. (a)	5
971	Build-A-Bear Workshop, Inc. (a)	7
2,000	Cabela’s, Inc. (a)	35
565	Conn’s, Inc. (a)	4
858	Jo-Ann Stores, Inc. (a)	36
1,141	OfficeMax, Inc. (a)	19
3,707	Sally Beauty Holdings, Inc. (a)	33
225	Vitamin Shoppe, Inc. (a)	5
804	West Marine, Inc. (a)	9
1,388	Zale Corp. (a)	4

		159

	Steel — 0.05%
889	A.M. Castle & Co. (a)	11
1,779	China Precision Steel, Inc. (a)	4
564	General Steel Holdings, Inc. (a)	2
618	Haynes International, Inc.	22
450	Olympic Steel, Inc.	15
445	Sutor Technology Group Ltd. (a)	1
328	Universal Stainless & Alloy Products, Inc. (a)	8
285	Worthington Industries, Inc.	5

		68

	Systems Software — 0.03%
80	Double-Take Software, Inc. (a)	1
484	Dynamics Research Corp. (a)	5
150	Fortinet, Inc. (a)	3
885	Pervasive Software, Inc. (a)	4
2,639	SonicWALL, Inc. (a)	23

		36

	Technology Distributors — 0.08%
756	Agilysys, Inc.	8
898	Electro Rent Corp.	12
1,848	Insight Enterprises, Inc. (a)	27
524	PC Connection, Inc. (a)	3
451	PC Mall, Inc. (a)	2
1,204	ScanSource, Inc. (a)	35
811	SYNNEX Corp. (a)	24

		111

	Textiles — 0.01%
2,247	Unifi, Inc. (a)	8

	Thrifts & Mortgage Finance — 0.52%
1,253	Abington Bancorp, Inc.	10
4,303	Astoria Financial Corp.	62
2,467	Bank Mutual Corp.	16
1,109	BankFinancial Corp.	10
1,743	Beneficial Mutual Bancorp, Inc. (a)	16
724	Berkshire Hills Bancorp, Inc.	13
2,130	Brookline Bancorp, Inc.	23
80	Brooklyn Federal Bancorp, Inc.	1
119	Cheviot Financial Corp.	1
485	Clifton Savings Bancorp, Inc.	4
1,057	Danvers Bancorp, Inc.	15
1,344	Dime Community Bancshares	17
326	Doral Financial Corp. (a)	1
516	ESB Financial Corp.	7
741	ESSA Bancorp, Inc.	9
492	First Defiance Financial Corp.	5
859	First Financial Holdings, Inc.	13
558	First Financial Northwest, Inc.	4
242	First Financial Service Corp.	2
3,861	Flagstar Bancorp, Inc. (a)	2
1,421	Flushing Financial Corp.	18
324	Fox Chase Bancorp, Inc. (a)	3
80	Heritage Financial Group	1
865	Home Federal Bancorp, Inc.	13
243	K-Fed Bancorp	2
846	Kearny Financial Corp.	9
162	Kentucky First Federal Bancorp	2
401	Legacy Bancorp, Inc.	4
563	Meridian Interstate Bancorp, Inc. (a)	6
6,213	MGIC Investment Corp. (a)	68
205	NASB Financial, Inc.	5
5,306	NewAlliance Bancshares, Inc.	67
324	Northeast Community Bancorp, Inc.	2
2,027	Northwest Bancshares, Inc.	24
536	OceanFirst Financial Corp.	6
2,796	Ocwen Financial Corp. (a)	31
121	Oritani Financial Corp.	2
2,950	Provident Financial Services, Inc.	35
1,785	Provident New York Bancorp	17
40	Prudential Bancorp, Inc. of Pennsylvania	—
4,076	Radian Group, Inc.	64
489	Rockville Financial, Inc.	6
281	Roma Financial Corp.	4
565	Territorial Bancorp, Inc.	11
3,703	The PMI Group, Inc. (a)	20
364	Tree.com, Inc. (a)	3
2,516	TrustCo Bank Corp.	16
764	United Financial Bancorp, Inc.	11
406	Waterstone Financial, Inc. (a)	1
1,602	Westfield Financial, Inc.	15
361	WSFS Financial Corp.	14

		711

	Tobacco — 0.05%
1,431	Alliance One International, Inc. (a)	7
1,152	Universal Corp.	61

		68

	Trading Companies & Distributors — 0.18%
1,413	Aceto Corp.	9
2,412	Aircastle Ltd.	23
2,095	Applied Industrial Technologies, Inc.	52
444	Beacon Roofing Supply, Inc. (a)	8
688	BlueLinx Holdings, Inc. (a)	3
447	DXP Enterprises, Inc. (a)	6
1,420	H&E Equipment Services, Inc. (a)	15
563	Houston Wire & Cable Co.	6
1,605	Interline Brands, Inc. (a)	31
201	Kaman Corp.	5
240	Lawson Products, Inc.	4
1,270	Rush Enterprises, Inc., Class - A (a)	17
606	TAL International Group, Inc.	12
522	Textainer Group Holdings Ltd.	11
41	Titan Machinery, Inc. (a)	1
2,977	United Rentals, Inc. (a)	28
121	Watsco, Inc.	7
283	Willis Lease Finance Corp. (a)	4

		242

	Trucking — 0.22%
451	AMERCO, Inc. (a)	24
1,232	Arkansas Best Corp.	37
2,069	Avis Budget Group, Inc. (a)	24

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Trucking (continued)
243	Celadon Group, Inc. (a)	$3
1,403	Dollar Thrifty Automotive Group, Inc. (a)	45
1,015	Heartland Express, Inc.	17
613	Knight Transportation, Inc.	13
1,189	Old Dominion Freight Line, Inc. (a)	40
20	Patriot Transportation Holding, Inc. (a)	2
675	Saia, Inc. (a)	9
324	Universal Truckload Services, Inc. (a)	6
121	USA Truck, Inc. (a)	2
2,133	Werner Enterprises, Inc.	49
51,511	YRC Worldwide, Inc. (a)	28

		299

	Water Utilities — 0.10%
876	American States Water Co.	30
365	Artesian Resources Corp., Class - A	6
935	California Water Service Group	35
445	Connecticut Water Service, Inc.	10
566	Consolidated Water Co. Ltd.	8
687	Middlesex Water Co.	12
203	Pennichuck Corp.	5
667	SJW Corp.	17
1,008	Southwest Water Co.	11
404	The York Water Co.	6

		140

	Wireless Telecommunication Services — 0.01%
614	Syniverse Holdings, Inc. (a)	12
122	USA Mobility, Inc.	1

		13

	Total SSgA Funds Management, Inc.	27,007

	Sterling Johnston Capital Management, L.P. — 18.06%
	Aerospace & Defense — 0.94%
15,448	AAR Corp. (a)	383
8,444	HEICO Corp.	435
6,630	Triumph Group, Inc.	465

		1,283

	Apparel Retail — 1.29%
19,623	AnnTaylor Stores Corp. (a)	406
21,017	Collective Brands, Inc. (a)	478
16,241	The Dress Barn, Inc. (a)	425
8,738	The Gymboree Corp. (a)	451

		1,760

	Apparel, Accessories & Luxury Goods — 0.67%
7,550	Columbia Sportswear Co.	396
9,300	Hanesbrands, Inc. (a)	259
5,300	The Warnaco Group, Inc. (a)	253

		908

	Application Software — 1.21%
7,095	Blackboard, Inc. (a)	296
54,941	Compuware Corp. (a)	461
5,838	Concur Technologies, Inc. (a)	239
13,679	JDA Software Group, Inc. (a)	381
14,313	SuccessFactors, Inc. (a)	273

		1,650

	Auto Parts & Equipment — 0.15%
20,191	American Axle & Manufacturing Holdings, Inc. (a)	201

	Biotechnology — 0.42%
9,088	AMAG Pharmaceuticals, Inc. (a)	317
43,838	Orexigen Therapeutics, Inc. (a)	258

		575

	Communications Equipment — 0.52%
12,066	NETGEAR, Inc. (a)	315
13,688	Riverbed Technology, Inc. (a)	389

		704

	Data Processing & Outsourced Services — 0.15%
11,496	CyberSource Corp. (a)	203

	Diversified Metals & Mining — 0.17%
7,808	RTI International Metals, Inc. (a)	237

	Diversified Support Services — 0.26%
15,803	Healthcare Services Group, Inc.	354

	Electrical Components & Equipment — 0.82%
16,219	EnerSys (a)	400
28,472	GrafTech International Ltd. (a)	389
15,350	Harbin Electric, Inc. (a)	332

		1,121

	Electronic Manufacturing Services — 0.09%
15,600	Smart Modular Technologies (WWH), Inc. (a)	120

	Footwear — 0.18%
5,100	Steven Madden Ltd. (a)	249

	Health Care Equipment — 0.82%
13,700	Abaxis, Inc. (a)	372
19,050	CONMED Corp. (a)	454
9,175	SonoSite, Inc. (a)	295

		1,121

	Health Care Services — 0.56%
9,390	Catalyst Health Solutions, Inc. (a)	389
13,084	Gentiva Health Services, Inc. (a)	370

		759

	Health Care Supplies — 0.40%
21,026	Align Technology, Inc. (a)	406
5,375	Neogen Corp. (a)	135

		541

	Home Entertainment Software — 0.48%
49,400	Giant Interactive Group, Inc. - ADR (a)	376
7,500	Perfect World Co. Ltd. - Sponsored ADR (a)	281

		657

	Homefurnishing Retail — 0.19%
7,663	Aaron’s, Inc.	255

	Human Resource & Employment Services — 0.48%
17,198	Korn/Ferry International (a)	303
22,747	TrueBlue, Inc. (a)	353

		656

	Industrial Machinery — 0.54%
10,350	Barnes Group, Inc.	201
4,400	Kennametal, Inc.	124
6,016	Nordson Corp.	409

		734

	Internet Retail — 0.27%
15,292	Shutterfly, Inc. (a)	368

	Internet Software & Services — 0.42%
6,033	MercadoLibre, Inc. (a)	291
27,101	ValueClick, Inc. (a)	275

		566

	Investment Banking & Brokerage — 0.08%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Investment Banking & Brokerage (continued)
3,750	Evercore Partners, Inc., Class - A	$112

	Life Sciences Tools & Services — 0.25%
46,200	Affymetrix, Inc. (a)	339

	Marine Ports & Services — 0.24%
11,750	Aegean Marine Petroleum Network, Inc.	333

	Oil & Gas Equipment & Services — 0.39%
5,150	CARBO Ceramics, Inc.	321
18,663	Complete Production Services, Inc. (a)	216

		537

	Oil & Gas Exploration & Production — 0.27%
30,865	Resolute Energy Corp. (a)	374

	Oil & Gas Storage & Transportation — 0.03%
3,700	Scorpio Tankers, Inc. (a)	46

	Packaged Foods & Meats — 0.53%
7,250	American Italian Pasta Co., Class - A (a)	282
19,400	Del Monte Foods Co.	283
14,900	Pilgrim’s Pride Corp., Class - B (a)	159

		724

	Paper Packaging — 0.23%
52,222	Boise, Inc. (a)	320

	Pharmaceuticals — 0.94%
21,227	Impax Laboratories, Inc. (a)	380
16,982	Nektar Therapeutics (a)	258
11,753	Par Pharmaceutical Cos., Inc. (a)	292
25,638	ViroPharma, Inc. (a)	349

		1,279

	Real Estate Services — 0.17%
10,463	Altisource Portfolio Solutions SA (a)	234

	Regional Banks — 0.33%
8,450	MB Financial, Inc.	190
19,600	Umpqua Holdings Corp.	260

		450

	Security & Alarm Services — 0.23%
10,633	GeoEye, Inc. (a)	314

	Semiconductor Equipment — 0.58%
40,600	Kulicke & Soffa Industries, Inc. (a)	294
12,900	MKS Instruments, Inc. (a)	253
21,450	Verigy Ltd. (a)	240

		787

	Semiconductors — 1.27%
23,413	Cypress Semiconductor Corp. (a)	269
15,421	Diodes, Inc. (a)	345
23,642	Fairchild Semiconductor International, Inc. (a)	252
23,992	Intersil Corp., Class - A	354
31,563	TriQuint Semiconductor, Inc. (a)	221
27,129	Zoran Corp. (a)	292

		1,733

	Specialty Chemicals — 0.29%
37,922	PolyOne Corp. (a)	388

	Specialty Stores — 0.40%
8,247	Jo-Ann Stores, Inc. (a)	346
9,000	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	204

		550

	Systems Software — 0.22%
13,751	CommVault Systems, Inc. (a)	294

Shares or Principal Amount (000)	Security Description	Value (000)
	Thrifts & Mortgage Finance — 0.30%
37,552	MGIC Investment Corp. (a)	$412

	Trucking — 0.28%
11,680	Dollar Thrifty Automotive Group, Inc. (a)	375

	Total Sterling Johnston Capital Management, L.P.	24,623

	Total Common Stocks	132,852

	Preferred Stocks — 0.00%
	Home Furnishings — 0.00%
6	Sealy Corp.	1

	Total Preferred Stocks	1

	U.S. Treasury Obligations — 0.02%
	SSgA Funds Management, Inc. — 0.02%
30	U.S. Treasury Bills, 0.14%, 6/17/10(c)(d)	30

	Total U.S. Treasury Obligations	30

	Time Deposits — 1.99%
130	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	130
	Frontier Capital Management Company, LLC — 1.63%
2,227	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	2,227
	IronBridge Capital Management LP — 0.17%
235	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	235
	Sterling Johnston Capital Management, L.P. — 0.09%
116	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	116

	Total Time Deposits	2,708

	Mutual Funds — 0.04%
	SSgA Funds Management, Inc. — 0.04%
48,087	Alliance Money Market Fund Prime Portfolio, 0.11%(e)	48
391	Kayne Anderson Energy Development Fund	6

	Total Mutual Funds	54

	Total Investments (cost $118,739) — 99.50%	135,645
	Other assets in excess of liabilities — 0.50%	680

	Net Assets — 100.00%	$136,325

Amounts designated as “ - ” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Escrow security due to bankruptcy.
(c)	Rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(e)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.

ADR	- American Depositary Receipt
REITs	- Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
3	Russell 2000 Mini Future	$203	Jun-10	$1

	Net Unrealized Appreciation/Depreciation			$1

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.21%
	Advertising — 0.32%
46,682	Harte-Hanks, Inc.	$600

	Aerospace & Defense — 0.10%
151	American Science & Engineering, Inc.	11
2,613	Cubic Corp.	94
1,106	Triumph Group, Inc.	78

		183

	Agricultural Products — 0.02%
1,357	Fresh Del Monte Produce, Inc. (a)	28

	Apparel Retail — 0.13%
617	Aeropostale, Inc. (a)	18
77	Jos. A. Bank Clothiers, Inc. (a)	4
9,060	Stage Stores, Inc.	139
8,861	Stein Mart, Inc. (a)	80

		241

	Apparel, Accessories & Luxury Goods — 0.57%
55,700	Jones Apparel Group, Inc.	1,059
295	Oxford Industries, Inc.	6

		1,065

	Application Software — 0.17%
403	Advent Software, Inc. (a)	18
636	Interactive Intelligence, Inc. (a)	12
5,871	Kenexa Corp. (a)	81
971	Manhattan Associates, Inc. (a)	25
3,439	S1 Corp. (a)	20
8,289	SuccessFactors, Inc. (a)	158

		314

	Asset Management & Custody Banks — 0.02%
103	Penson Worldwide, Inc. (a)	1
3,386	Safeguard Scientifics, Inc. (a)	44

		45

	Automotive Retail — 0.01%
2,030	Asbury Automotive Group, Inc. (a)	27

	Biotechnology — 0.03%
601	Martek Biosciences Corp. (a)	14
2,046	Maxygen, Inc. (a)	13
2,367	Osiris Therapeutics, Inc. (a)	18
368	Vanda Pharmaceuticals, Inc. (a)	4

		49

	Building Products — 0.37%
24	AAON, Inc.	1
38,812	Griffon Corp. (a)	484
9,890	Trex Co., Inc. (a)	210

		695

	Casinos & Gaming — 0.00%
924	Isle of Capri Casinos, Inc. (a)	7

	Commercial Printing — 0.04%
912	Ennis, Inc.	15
2,239	M & F Worldwide Corp. (a)	68

		83

	Communications Equipment — 0.66%
1,942	Acme Packet, Inc. (a)	37
6,329	Anaren, Inc. (a)	90
10,031	Arris Group, Inc. (a)	121
3,009	Loral Space & Communications, Inc. (a)	106
9,176	Oplink Communications, Inc. (a)	170
22,700	Plantronics, Inc.	710

		1,234

	Computer & Electronics Retail — 0.28%
22,400	Rent-A-Center, Inc. (a)	530

	Computer Hardware — 0.01%
3,410	Cray, Inc. (a)	20

	Computer Storage & Peripherals — 0.03%
1,728	Novatel Wireless, Inc. (a)	12
3,024	STEC, Inc. (a)	36
118	Synaptics, Inc. (a)	3

		51

	Construction & Engineering — 0.15%
13,461	Dycom Industries, Inc. (a)	118
2,646	EMCOR Group, Inc. (a)	65
11,300	Pike Electric Corp. (a)	106

		289

	Construction & Farm Machinery & Heavy Trucks — 0.05%
2,318	Cascade Corp.	74
622	Lindsay Corp.	26

		100

	Data Processing & Outsourced Services — 0.37%
32,460	Heartland Payment Systems, Inc.	604
639	TeleTech Holdings, Inc. (a)	11
2,181	VeriFone Holdings, Inc. (a)	44
968	Wright Express Corp. (a)	29

		688

	Diversified Banks — 0.03%
3,485	Banco Latinoamericano de Comercio Exterior SA, Class - E	50

	Diversified Chemicals — 0.05%
6,443	LSB Industries, Inc. (a)	98

	Diversified Support Services — 0.54%
19,400	ATC Technology Corp. (a)	333
33,149	Viad Corp.	681

		1,014

	Education Services — 0.00%
17	Corinthian Colleges, Inc. (a)	—

	Electric Utilities — 0.38%
395	Cleco Corp.	10
36,600	Portland General Electric Co.	707

		717

	Electrical Components & Equipment — 0.54%
26,500	Brady Corp., Class - A	825
4,832	EnerSys (a)	119
938	Harbin Electric, Inc. (a)	20
1,357	Powell Industries, Inc. (a)	44

		1,008

	Electronic Equipment & Instruments — 0.47%
30,000	MTS Systems Corp.	871
242	OSI Systems, Inc. (a)	7

		878

	Electronic Manufacturing Services — 0.07%
3,421	Benchmark Electronics, Inc. (a)	71
1,230	IPG Photonics Corp. (a)	18
1,473	Multi-Fineline Electronix, Inc. (a)	38

		127

	Environmental & Facilities Services — 0.02%
1,874	Tetra Tech, Inc. (a)	43

	Food Distributors — 0.03%
2,221	United Natural Foods, Inc. (a)	63

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Retail — 0.02%
792	Weis Markets, Inc.	$29

	Gas Utilities — 0.10%
2,079	Chesapeake Utilities Corp.	62
3,737	WGL Holdings, Inc.	129

		191

	General Merchandise Stores — 0.02%
3,102	Fred’s, Inc., Class - A	37

	Health Care Distributors — 0.04%
3,701	Pharmerica Corp. (a)	67

	Health Care Equipment — 0.07%
2,273	American Medical Systems Holdings, Inc. (a)	42
2,470	Cantel Medical Corp.	49
41	Invacare Corp.	1
544	Somanetics Corp. (a)	10
848	STERIS Corp.	29

		131

	Health Care Facilities — 0.02%
1,039	HealthSouth Corp. (a)	19
1,247	Kindred Healthcare, Inc. (a)	23

		42

	Health Care Services — 0.41%
388	CorVel Corp. (a)	14
4,125	Cross Country Healthcare, Inc. (a)	42
12,200	MEDNAX, Inc. (a)	710

		766

	Health Care Supplies — 0.52%
3,414	Align Technology, Inc. (a)	66
40,300	Immucor, Inc. (a)	902

		968

	Health Care Technology — 0.01%
443	Eclipsys Corp. (a)	9
472	Vital Images, Inc. (a)	7

		16

	Hotels, Resorts & Cruise Lines — 0.08%
5,034	Gaylord Entertainment Co. (a)	147

	Household Products — 0.07%
14,535	Central Garden & Pet Co., Class - A (a)	133

	Housewares & Specialties — 0.06%
1,890	American Greetings Corp., Class - A	39
2,140	Blyth, Inc.	67

		106

	Human Resource & Employment Services — 0.02%
620	Towers Watson & Co., Class - A	30

	Industrial Conglomerates — 0.40%
18,200	Carlisle Cos., Inc.	694
3,008	Tredegar Corp.	51

		745

	Industrial Machinery — 1.39%
67,100	Blount International, Inc. (a)	695
3,770	Briggs & Stratton Corp.	74
6,541	Chart Industries, Inc. (a)	131
25,661	CIRCOR International, Inc.	852
22,200	Graco, Inc.	710
397	L.B. Foster Co., Class - A (a)	11
3,654	Tecumseh Products Co., Class - A (a)	45
2,921	Watts Water Technologies, Inc., Class - A	91

		2,609

	Insurance Brokers — 0.46%
34,800	Arthur J. Gallagher & Co.	854

	Internet Retail — 0.02%
4,421	Stamps.com, Inc. (a)	45

	Internet Software & Services — 0.09%
5,013	EarthLink, Inc.	43
5,419	j2 Global Communications, Inc. (a)	127
635	Perficient, Inc. (a)	7

		177

	Investment Banking & Brokerage — 0.01%
421	Oppenheimer Holdings, Inc., Class - A	11
65	optionsXpress Holdings, Inc. (a)	1

		12

	IT Consulting & Other Services — 0.02%
313	CACI International, Inc., Class - A (a)	15
590	Gartner, Inc. (a)	13

		28

	Leisure Facilities — 0.02%
2,783	Speedway Motorsports, Inc.	43

	Leisure Products — 0.04%
4,910	RC2 Corp. (a)	74
170	Sturm, Ruger & Co., Inc.	2

		76

	Life & Health Insurance — 1.23%
50,099	American Equity Investment Life Holding Co.	534
85,600	Conseco, Inc. (a)	533
35,100	Delphi Financial Group, Inc., Class - A	883
14,600	FBL Financial Group, Inc., Class - A	357

		2,307

	Life Sciences Tools & Services — 0.02%
2,354	Albany Molecular Research, Inc. (a)	20
754	Medivation, Inc. (a)	8

		28

	Managed Health Care — 0.15%
3,954	AMERIGROUP Corp. (a)	131
5,850	Centene Corp. (a)	141

		272

	Marine — 0.06%
4,530	American Commercial Lines, Inc. (a)	114

	Metal & Glass Containers — 0.04%
2,716	AEP Industries, Inc. (a)	71

	Mortgage REITs — 0.00%
222	Redwood Trust, Inc.	3

	Multi-Sector Holdings — 0.04%
5,330	Compass Diversified Holdings, Inc.	81

	Multi-Utilities — 0.47%
567	CH Energy Group, Inc.	23
68,330	PNM Resources, Inc.	856

		879

	Office REITs — 0.00%
127	Parkway Properties, Inc.	2

	Office Services & Supplies — 0.28%
56,537	American Reprographics Co. (a)	507
420	Mine Safety Appliances Co.	12

		519

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services — 0.12%
4,122	GulfMark Offshore, Inc., Class - A (a)	$109
9,484	Willbros Group, Inc. (a)	114

		223

	Oil & Gas Exploration & Production — 0.05%
1,713	Bill Barrett Corp. (a)	52
483	Contango Oil & Gas Co. (a)	25
1,633	McMoRan Exploration Co. (a)	24
53	Venoco, Inc. (a)	1

		102

	Oil & Gas Refining & Marketing — 0.04%
2,660	World Fuel Services Corp.	71

	Oil & Gas Storage & Transportation — 0.00%
256	Ship Finance International Ltd.	5

	Packaged Foods & Meats — 0.14%
313	J & J Snack Foods Corp.	13
2,725	Lancaster Colony Corp.	161
1,675	Sanderson Farms, Inc.	90

		264

	Pharmaceuticals — 0.07%
5,013	Ardea Biosciences, Inc. (a)	92
2,157	Cadence Pharmaceuticals, Inc. (a)	20
68	Cubist Pharmaceuticals, Inc. (a)	1
923	Par Pharmaceutical Cos., Inc. (a)	23
297	ViroPharma, Inc. (a)	4

		140

	Precious Metals & Minerals — 0.01%
1,706	Coeur d’Alene Mines Corp. (a)	26

	Property & Casualty Insurance — 0.60%
2,664	American Physicians Capital, Inc.	85
21,033	Argo Group International Holdings Ltd.	685
378	Aspen Insurance Holdings Ltd.	11
1,359	RLI Corp.	78
26,872	United America Indemnity Ltd., Class - A (a)	257

		1,116

	Publishing — 0.37%
24,700	Valassis Communications, Inc. (a)	687

	Real Estate Operating Companies — 0.03%
4,200	MI Developments, Inc., Class - A	55

	Regional Banks — 1.75%
11,309	Chemical Financial Corp.	267
3,317	Community Bank System, Inc.	76
3,231	First Financial Bancorp	58
1,645	Great Southern Bancorp, Inc.	37
2,669	International Bancshares Corp.	61
32,577	Nara Bancorp, Inc. (a)	285
124,000	National Penn Bancshares, Inc.	856
3,062	Old Second Bancorp, Inc.	20
4,232	Oriental Financial Group, Inc.	57
3,390	PacWest Bancorp	77
545	Park National Corp.	34
64,200	Popular, Inc. (a)	187
2,701	Signature Bank (a)	100
2,616	Sterling Bancshares, Inc.	15
3,096	SVB Financial Group (a)	145
257	Tompkins Financial Corp.	9
536	Tower Bancorp, Inc.	14
581	Trustmark Corp.	14
2,389	UMB Financial Corp.	97
938	United Bankshares, Inc.	25
48,500	Webster Financial Corp.	848

		3,282

	Reinsurance — 0.07%
3,531	Platinum Underwriters Holdings Ltd.	131

	Research and Consulting Services — 0.00%
728	CBIZ, Inc. (a)	5

	Residential REITs — 0.01%
1,025	Post Properties, Inc.	23

	Restaurants — 0.14%
3,094	California Pizza Kitchen, Inc. (a)	52
5,327	O’Charley’s, Inc. (a)	48
895	P.F. Chang’s China Bistro, Inc. (a)	39
4,439	The Cheesecake Factory, Inc. (a)	120

		259

	Semiconductors — 0.73%
31,100	Diodes, Inc. (a)	697
183	OmniVision Technologies, Inc. (a)	3
7,322	Skyworks Solutions, Inc. (a)	114
2,642	Standard Microsystems Corp. (a)	61
45,605	Zoran Corp. (a)	491

		1,366

	Specialized Consumer Services — 0.28%
28,000	Regis Corp.	523

	Specialized Finance — 0.57%
45,100	PHH Corp. (a)	1,063

	Specialized REITs — 0.63%
106,700	DiamondRock Hospitality Co.	1,079
3,799	Healthcare Realty Trust, Inc.	88
76	Potlatch Corp.	3

		1,170

	Specialty Chemicals — 0.09%
1,846	Minerals Technologies, Inc.	96
586	OM Group, Inc. (a)	20
969	Stepan Co.	54

		170

	Specialty Stores — 0.08%
6,282	Big 5 Sporting Goods Corp.	96
1,245	Jo-Ann Stores, Inc. (a)	52

		148

	Systems Software — 0.04%
3,364	Sourcefire, Inc. (a)	77

	Technology Distributors — 0.63%
32,898	Insight Enterprises, Inc. (a)	472
27	SYNNEX Corp. (a)	1
16,700	Tech Data Corp. (a)	700

		1,173

	Thrifts & Mortgage Finance — 0.23%
16,356	Bank Mutual Corp.	106
7,569	Brookline Bancorp, Inc.	81
4,288	Dime Community Bancshares	54
12,476	Provident New York Bancorp	118
2,000	WSFS Financial Corp.	78

		437

	Tires & Rubber — 0.00%
37	Cooper Tire & Rubber Co.	1

	Trading Companies & Distributors — 0.05%
2,346	Aircastle Ltd.	22

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
6,167	Houston Wire & Cable Co.	$72

		94

	Trucking — 0.09%
4,509	Celadon Group, Inc. (a)	63
7,671	Saia, Inc. (a)	106

		169

	Water Utilities — 0.01%
934	Consolidated Water Co. Ltd.	13
279	SJW Corp.	7

		20

	Wireless Telecommunication Services — 0.05%
7,940	USA Mobility, Inc.	101

	Total	34,689

	Frontier Capital Management Company, LLC — 18.20%
	Aerospace & Defense — 0.41%
5,916	Goodrich Corp.	417
10,087	Orbital Sciences Corp. (a)	192
26,803	Taser International, Inc. (a)	157

		766

	Air Freight & Logistics — 0.13%
8,448	Hub Group, Inc., Class - A (a)	236

	Alternative Carriers — 0.15%
34,328	Premiere Global Services, Inc. (a)	284

	Apparel Retail — 0.31%
40,735	Chico’s FAS, Inc.	587

	Application Software — 0.57%
23,952	Amdocs Ltd. (a)	721
6,910	Manhattan Associates, Inc. (a)	176
9,945	TiVo, Inc. (a)	171

		1,068

	Asset Management & Custody Banks — 0.23%
11,993	Waddell & Reed Financial, Inc., Class - A	432

	Auto Parts & Equipment — 0.29%
5,604	Autoliv, Inc. (a)	289
6,252	Gentex Corp.	121
4,375	WABCO Holdings, Inc. (a)	131

		541

	Biotechnology — 0.18%
9,043	BioMarin Pharmaceutical, Inc. (a)	211
26,727	Nanosphere, Inc. (a)	128

		339

	Coal & Consumable Fuels — 0.27%
6,748	CONSOL Energy, Inc.	288
4,153	Massey Energy Co.	217

		505

	Communications Equipment — 0.48%
5,394	ADTRAN, Inc.	142
8,350	Anaren, Inc. (a)	119
24,256	Arris Group, Inc. (a)	291
5,483	Ciena Corp. (a)	84
6,296	CommScope, Inc. (a)	176
13,606	Harmonic, Inc. (a)	86

		898

	Computer Hardware — 0.27%
19,588	Avid Technology, Inc. (a)	270
7,500	Diebold, Inc.	238

		508

	Computer Storage & Peripherals — 0.36%
7,354	Seagate Technology (a)	134
13,896	Western Digital Corp. (a)	542

		676

	Construction & Engineering — 0.62%
15,288	Chicago Bridge & Iron Co. NV (a)	356
5,855	Fluor Corp.	272
8,606	Foster Wheeler AG (a)	234
3,920	Jacobs Engineering Group, Inc. (a)	177
6,135	Quanta Services, Inc. (a)	117

		1,156

	Construction & Farm Machinery & Heavy Trucks — 0.13%
5,511	Navistar International Corp. (a)	247

	Consumer Electronics — 0.16%
6,534	Harman International Industries, Inc. (a)	306

	Data Processing & Outsourced Services — 0.08%
3,133	Global Payments, Inc.	143

	Distributors — 0.04%
3,436	LKQ Corp. (a)	70

	Diversified Chemicals — 0.34%
13,145	Cabot Corp.	400
3,803	FMC Corp.	230

		630

	Diversified Metals & Mining — 0.15%
5,171	Brush Engineered Materials, Inc. (a)	117
5,329	RTI International Metals, Inc. (a)	161

		278

	Diversified Support Services — 0.06%
5,310	Ritchie Bros. Auctioneers, Inc.	114

	Electrical Components & Equipment — 0.56%
6,284	A.O. Smith Corp.	330
13,877	Belden, Inc.	381
2,087	Franklin Electric Co., Inc.	63
3,796	Hubbell, Inc., Class - B	192
1,941	Thomas & Betts Corp. (a)	76

		1,042

	Electronic Components — 0.45%
7,459	DTS, Inc. (a)	254
20,562	Rogers Corp. (a)	596

		850

	Electronic Equipment & Instruments — 0.22%
7,957	Cognex Corp.	147
3,696	Itron, Inc. (a)	268

		415

	Electronic Manufacturing Services — 0.31%
47,195	Flextronics International Ltd. (a)	370
12,975	Jabil Circuit, Inc.	210

		580

	Environmental & Facilities Services — 0.39%
5,126	Clean Harbors, Inc. (a)	285
27,736	EnergySolutions, Inc.	178
9,412	Republic Services, Inc., Class - A	273

		736

	General Merchandise Stores — 0.15%
4,821	Dollar Tree, Inc. (a)	285

	Health Care Equipment — 0.73%
53,761	DexCom, Inc. (a)	523
45,713	Insulet Corp. (a)	690

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Health Care Equipment (continued)
14,584	Syneron Medical Ltd. (a)	$159

		1,372

	Health Care Services — 0.37%
7,227	Catalyst Health Solutions, Inc. (a)	299
2,660	Mednax, Inc. (a)	155
8,267	Omnicare, Inc.	234

		688

	Health Care Supplies — 0.37%
17,667	The Cooper Cos., Inc.	687

	Health Care Technology — 0.08%
7,273	Eclipsys Corp. (a)	145

	Industrial Conglomerates — 0.07%
3,675	Carlisle Cos., Inc.	140

	Industrial Machinery — 0.55%
15,202	Albany International Corp., Class - A	327
5,588	Kadant, Inc. (a)	81
7,612	Kaydon Corp.	286
6,325	Pall Corp.	256
2,432	Pentair, Inc.	87

		1,037

	Insurance Brokers — 0.16%
9,789	Willis Group Holdings PLC	306

	Integrated Oil & Gas — 0.11%
3,037	Interoil Corp. (a)	197

	Internet Software & Services — 0.20%
20,434	Cognet Communications Group, Inc. (a)	213
5,180	comScore, Inc. (a)	86
4,743	Switch and Data Facilities Co. (a)	84

		383

	Investment Banking & Brokerage — 0.31%
18,781	GFI Group, Inc.	109
3,941	Lazard Ltd., Class - A	141
4,499	optionsXpress Holdings, Inc. (a)	73
9,738	Raymond James Financial, Inc.	260

		583

	IT Consulting & Other Services — 0.05%
16,271	Ness Technologies, Inc. (a)	103

	Life Sciences Tools & Services — 0.61%
9,950	ICON PLC - ADR (a)	262
12,152	Illumina, Inc. (a)	473
6,143	Pharmaceutical Product Development, Inc.	146
11,043	QIAGEN NV (a)	254

		1,135

	Marine — 0.09%
4,323	Kirby Corp. (a)	165

	Metal & Glass Containers — 0.54%
37,541	Crown Holdings, Inc. (a)	1,012

	Mortgage REITs — 0.41%
32,248	Annaly Capital Management, Inc.	554
56,250	Chimera Investment Corp.	219

		773

	Movies & Entertainment — 0.10%
9,776	Cinemark Holdings, Inc.	179

	Oil & Gas Drilling — 0.22%
2,606	ENSCO International PLC - Sponsored ADR	117
7,230	Noble Corp.	302

		419

	Oil & Gas Equipment & Services — 0.40%
1,701	Core Laboratories NV	222
7,191	Dril-Quip, Inc. (a)	438
2,376	National Oilwell Varco, Inc.	96

		756

	Oil & Gas Exploration & Production — 0.44%
4,393	Cabot Oil & Gas Corp., Class - A	162
5,504	Continental Resources, Inc. (a)	234
25,156	Talisman Energy, Inc.	429

		825

	Oil & Gas Refining & Marketing — 0.26%
14,819	Rex Energy Corp. (a)	169
11,633	World Fuel Services Corp.	310

		479

	Packaged Foods & Meats — 0.14%
16,965	Smart Balance, Inc. (a)	110
7,341	Smithfield Foods, Inc. (a)	152

		262

	Paper Packaging — 0.11%
8,097	Packaging Corp. of America	199

	Paper Products — 0.07%
8,569	Neenah Paper, Inc.	136

	Personal Products — 0.04%
2,586	Nu Skin Enterprises, Inc., Class - A	75

	Pharmaceuticals — 0.09%
2,851	Perrigo Co.	167

	Precious Metals & Minerals — 0.05%
17,419	Hecla Mining Co. (a)	95

	Property & Casualty Insurance — 0.37%
12,151	W.R. Berkley Corp.	317
1,041	White Mountains Insurance Group Ltd.	370

		687

	Railroads — 0.15%
7,688	Kansas City Southern Industries, Inc. (a)	278

	Regional Banks — 0.28%
94,764	CapitalSource, Inc.	530

	Reinsurance — 0.17%
3,814	Everest Re Group Ltd.	309

	Restaurants — 0.06%
4,316	The Cheesecake Factory, Inc. (a)	117

	Semiconductor Equipment — 0.39%
11,894	ATMI, Inc. (a)	230
4,553	Cabot Microelectronics Corp. (a)	172
8,736	Cymer, Inc. (a)	326

		728

	Semiconductors — 1.77%
14,944	Actel Corp. (a)	207
11,944	Altera Corp.	290
4,142	Cree, Inc. (a)	291
10,596	Fairchild Semiconductor International, Inc. (a)	113
19,749	Integrated Device Technology, Inc. (a)	121
15,128	International Rectifier Corp. (a)	346
14,852	Maxim Integrated Products, Inc.	288
12,266	Microsemi Corp. (a)	213
1,730	Monolithic Power Systems, Inc. (a)	38

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Semiconductors (continued)
11,465	National Semiconductor Corp.	$166
33,716	PMC-Sierra, Inc. (a)	301
4,853	Silicon Laboratories, Inc. (a)	231
45,166	Skyworks Solutions, Inc. (a)	705

		3,310

	Specialized Consumer Services — 0.17%
10,151	Sotheby’s	316

	Specialty Chemicals — 0.21%
9,002	Albemarle Corp.	384

	Specialty Stores — 0.05%
1,606	Tractor Supply Co.	93

	Systems Software — 0.08%
4,084	Rovi Corp. (a)	152

	Trading Companies & Distributors — 0.19%
6,212	Watsco, Inc.	353

	Trucking — 0.12%
5,567	Landstar System, Inc.	234

	Wireless Telecommunication Services — 0.31%
27,696	MetroPCS Communications, Inc. (a)	196
9,327	NII Holdings, Inc., Class - B (a)	389

		585

	Total Frontier Capital Management Company, LLC	34,086

	IronBridge Capital Management LP — 23.12%
	Aerospace & Defense — 0.77%
7,538	Esterline Technologies Corp. (a)	373
11,757	Moog, Inc., Class - A (a)	417
17,115	Orbital Sciences Corp. (a)	325
4,642	Triumph Group, Inc.	325

		1,440

	Agricultural Products — 0.29%
15,769	Corn Products International, Inc.	547

	Apparel Retail — 0.23%
11,762	The Buckle, Inc.	432

	Application Software — 0.48%
9,764	Informatica Corp. (a)	263
12,683	Jack Henry & Associates, Inc.	305
18,400	Parametric Technology Corp. (a)	332

		900

	Asset Management & Custody Banks — 0.12%
6,018	Waddell & Reed Financial, Inc., Class - A	217

	Biotechnology — 0.60%
12,286	Cepheid, Inc. (a)	215
24,834	Isis Pharmaceuticals, Inc. (a)	271
9,515	Martek Biosciences Corp. (a)	214
9,178	Metabolix, Inc. (a)	112
4,404	Myriad Genetics, Inc. (a)	106
6,910	Onyx Pharmaceuticals, Inc. (a)	209

		1,127

	Building Products — 0.36%
21,663	Apogee Enterprises, Inc.	343
8,807	Universal Forest Products, Inc.	339

		682

	Casinos & Gaming — 0.18%
8,014	WMS Industries, Inc. (a)	336

	Commodity Chemicals — 0.19%
14,398	Methanex Corp.	350

	Communications Equipment — 0.56%
7,316	Polycom, Inc. (a)	224
7,685	Riverbed Technology, Inc. (a)	218
33,606	Tekelec (a)	610

		1,052

	Computer Storage & Peripherals — 0.26%
17,528	Synaptics, Inc. (a)	484

	Construction & Engineering — 0.41%
12,369	Insituform Technologies, Inc., Class - A (a)	329
34,885	MasTec, Inc. (a)	440

		769

	Construction & Farm Machinery & Heavy Trucks — 0.18%
11,449	Astec Industries, Inc. (a)	332

	Consumer Electronics — 0.14%
11,492	Universal Electronics, Inc. (a)	257

	Diversified Chemicals — 0.41%
10,627	Cabot Corp.	323
7,267	FMC Corp.	440

		763

	Diversified Real Estate Activities — 0.18%
10,296	The St. Joe Co. (a)	333

	Education Services — 0.24%
1,817	Strayer Education, Inc.	442

	Electric Utilities — 0.55%
31,581	Avista Corp.	654
6,852	ITC Holdings Corp.	377

		1,031

	Electrical Components & Equipment — 0.65%
6,316	American Superconductor Corp. (a)	183
34,177	GrafTech International Ltd. (a)	467
14,426	Thomas & Betts Corp. (a)	566

		1,216

	Electronic Equipment & Instruments — 0.83%
15,743	FLIR Systems, Inc. (a)	444
3,019	Itron, Inc. (a)	219
19,938	National Instruments Corp.	665
9,752	Rofin-Sinar Technologies, Inc. (a)	221

		1,549

	Electronic Manufacturing Services — 0.12%
7,797	Trimble Navigation Ltd. (a)	224

	Environmental & Facilities Services — 0.18%
14,518	Tetra Tech, Inc. (a)	335

	Food Retail — 0.24%
14,100	Casey’s General Stores, Inc.	443

	Footwear — 0.12%
7,553	Wolverine World Wide, Inc.	220

	Gas Utilities — 0.53%
11,606	AGL Resources, Inc.	449
20,395	UGI Corp.	541

		990

	General Merchandise Stores — 0.46%
14,700	Big Lots, Inc. (a)	536
26,638	Fred’s, Inc., Class - A	319

		855

	Health Care Distributors — 0.54%
5,110	MWI Veterinary Supply, Inc. (a)	207

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Health Care Distributors (continued)
17,311	Owens & Minor, Inc.	$803

		1,010

	Health Care Equipment — 0.47%
6,820	Gen-Probe, Inc. (a)	341
3,840	IDEXX Laboratories, Inc. (a)	221
12,297	Zoll Medical Corp. (a)	324

		886

	Health Care Facilities — 0.11%
5,870	LifePoint Hospitals, Inc. (a)	216

	Health Care Technology — 0.23%
5,048	Cerner Corp. (a)	429

	Homebuilding — 0.12%
13,090	KB Home	219

	Household Appliances — 0.12%
5,154	Snap-on, Inc.	223

	Housewares & Specialties — 0.17%
6,456	Tupperware Brands Corp.	311

	Industrial Conglomerates — 0.08%
4,996	Raven Industries, Inc.	147

	Industrial Machinery — 0.52%
6,823	IDEX Corp.	226
8,329	Kaydon Corp.	313
4,116	Lincoln Electric Holdings, Inc.	224
2,680	Valmont Industries, Inc.	222

		985

	Internet Retail — 0.23%
5,977	Netflix, Inc. (a)	441

	Investment Banking & Brokerage — 0.56%
17,684	Jefferies Group, Inc.	419
20,637	Knight Capital Group, Inc., Class – A (a)	315
6,018	Stifel Financial Corp. (a)	323

		1,057

	Leisure Products — 0.12%
25,017	Callaway Golf Co.	221

	Life Sciences Tools & Services — 1.02%
29,920	Bruker Corp. (a)	438
2,967	Dionex Corp. (a)	222
43,634	Exelixis, Inc. (a)	265
11,256	Illumina, Inc. (a)	438
20,178	Luminex Corp. (a)	339
3,375	Techne Corp.	215

		1,917

	Marine — 0.36%
20,535	Alexander & Baldwin, Inc.	679

	Metal & Glass Containers — 0.36%
16,962	AptarGroup, Inc.	667

	Mortgage REITs — 0.12%
14,660	Redwood Trust, Inc.	226

	Multi-line Insurance — 0.24%
15,689	American Financial Group, Inc.	446

	Multi-Sector Holdings — 0.09%
4,800	PICO Holdings, Inc. (a)	179

	Multi-Utilities — 0.33%
20,562	Black Hills Corp.	624

	Office REITs — 0.53%
5,175	Alexandria Real Estate Equities, Inc.	350
15,856	Corporate Office Properties	636

		986

	Oil & Gas Drilling — 0.42%
10,020	Atwood Oceanics, Inc. (a)	347
10,454	Unit Corp. (a)	442

		789

	Oil & Gas Equipment & Services — 0.43%
7,185	Oceaneering International, Inc. (a)	456
29,733	Tesco Corp. (a)	347

		803

	Oil & Gas Exploration & Production — 0.48%
11,886	Cabot Oil & Gas Corp., Class - A	437
14,816	Swift Energy Co. (a)	456

		893

	Oil & Gas Storage & Transportation — 0.24%
17,514	Southern Union Co.	444

	Packaged Foods & Meats — 0.06%
6,982	Imperial Sugar Co.	108

	Paper Products — 0.06%
13,085	Wausau Paper Corp. (a)	112

	Property & Casualty Insurance — 0.92%
3,020	Alleghany Corp. (a)	884
12,451	Argo Group International Holdings Ltd.	406
3,861	RLI Corp.	220
15,899	Stewart Information Services Corp.	219

		1,729

	Regional Banks — 1.39%
14,823	Columbia Banking System, Inc.	301
11,774	Cullen/Frost Bankers, Inc.	657
18,976	First Midwest Bancorp, Inc.	257
17,021	Glacier Bancorp, Inc.	259
5,716	IBERIABANK Corp.	343
37,437	National Penn Bancshares, Inc.	259
16,254	TCF Financial Corp.	259
4,528	Westamerica Bancorp	261

		2,596

	Residential REITs — 0.40%
14,510	Mid-America Apartment Communities, Inc.	751

	Semiconductor Equipment — 0.12%
7,062	Varian Semiconductor Equipment Associates, Inc. (a)	234

	Semiconductors — 0.75%
44,747	Cypress Semiconductor Corp. (a)	515
17,742	Semtech Corp. (a)	309
20,186	Skyworks Solutions, Inc. (a)	315
11,570	Standard Microsystems Corp. (a)	269

		1,408

	Specialized REITs — 0.11%
6,121	Potlatch Corp.	214

	Specialty Chemicals — 0.47%
6,316	Arch Chemicals, Inc.	217
4,815	Lubrizol Corp.	442
4,211	Minerals Technologies, Inc.	218

		877

	Specialty Stores — 0.41%
13,236	Tractor Supply Co.	768

	Steel — 0.19%
9,648	Carpenter Technology Corp.	353

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Systems Software — 0.39%
6,767	Progress Software Corp. (a)	$212
4,714	Sybase, Inc. (a)	220
41,999	TeleCommunication Systems, Inc. , Class - A (a)	308

		740

	Technology Distributors — 0.17%
11,366	ScanSource, Inc. (a)	327

	Thrifts & Mortgage Finance — 0.28%
25,773	Provident Financial Services, Inc.	307
10,705	Washington Federal, Inc.	217

		524

	Trading Companies & Distributors — 0.23%
7,582	GATX Corp.	217
6,295	WESCO International, Inc. (a)	219

		436

	Total IronBridge Capital Management LP	43,301

	SSgA Funds Management, Inc. — 19.48%
	Advertising — 0.04%
2,672	Harte-Hanks, Inc.	34
2,700	National CineMedia, Inc.	47

		81

	Aerospace & Defense — 0.33%
2,398	AAR Corp. (a)	60
145	Argon ST, Inc. (a)	4
986	Ascent Solar Technologies, Inc. (a)	4
132	Astronics Corp. (a)	1
1,713	Ceradyne, Inc. (a)	39
3,042	Curtiss-Wright Corp.	106
754	Ducommun, Inc.	16
1,486	DynCorp International, Inc., Class - A (a)	17
1,383	Esterline Technologies Corp. (a)	68
100	Global Defense Technology & Systems, Inc. (a)	1
926	Herley Industries, Inc. (a)	14
1,090	Ladish Co., Inc. (a)	22
345	LMI Aerospace, Inc. (a)	6
3,025	Moog, Inc., Class - A (a)	107
1,657	Teledyne Technologies, Inc. (a)	68
422	Todd Shipyards Corp.	7
1,142	Triumph Group, Inc.	80

		620

	Agricultural Products — 0.03%
13	Alico, Inc.	1
2,817	Fresh Del Monte Produce, Inc. (a)	57
211	Griffin Land & Nurseries, Inc.	6

		64

	Air Freight & Logistics — 0.08%
1,621	Air Transport Services Group, Inc. (a)	5
1,348	Atlas Air Worldwide Holdings, Inc. (a)	72
210	Dynamex, Inc. (a)	4
1,029	Forward Air Corp.	27
1,266	Hub Group, Inc., Class - A (a)	35
2,452	Pacer International, Inc. (a)	15

		158

	Airlines — 0.19%
2,269	Alaska Air Group, Inc. (a)	93
17,349	JetBlue Airways Corp. (a)	97
1,890	Republic Airways Holdings, Inc. (a)	11
3,844	SkyWest, Inc.	55
633	UAL Corp. (a)	12
11,103	US Airways Group, Inc. (a)	82

		350

	Alternative Carriers — 0.01%
291	Global Crossing Ltd. (a)	4
1,060	Premiere Global Services, Inc. (a)	9

		13

	Aluminum — 0.05%
3,934	Century Aluminum Co. (a)	54
1,067	Kaiser Aluminum Corp.	41

		95

	Apparel Retail — 0.34%
3,951	AnnTaylor Stores Corp. (a)	82
2,774	Brown Shoe Co., Inc.	43
7,252	Charming Shoppes, Inc. (a)	40
2,140	Christopher & Banks Corp.	17
844	Coldwater Creek, Inc. (a)	6
2,496	Collective Brands, Inc. (a)	57
722	DSW, Inc., Class - A (a)	18
1,501	Genesco, Inc. (a)	46
1,340	Hot Topic, Inc. (a)	9
1,898	New York & Co., Inc. (a)	9
4,415	Pacific Sunwear of California, Inc. (a)	23
225	Rue21, Inc. (a)	8
613	Shoe Carnival, Inc. (a)	14
2,579	Stage Stores, Inc.	40
133	Stein Mart, Inc. (a)	1
488	Syms Corp. (a)	5
146	The Buckle, Inc.	5
3,280	The Dress Barn, Inc. (a)	86
1,284	The Finish Line, Inc., Class - A	21
423	The Gymboree Corp. (a)	22
3,365	The Men’s Wearhouse, Inc.	80
701	The Talbots, Inc. (a)	9
80	Zumiez, Inc. (a)	2

		643

	Apparel, Accessories & Luxury Goods — 0.18%
822	Carter’s, Inc. (a)	25
786	Columbia Sportswear Co.	41
636	G-III Apparel Group Ltd. (a)	17
5,870	Jones Apparel Group, Inc.	112
569	Kenneth Cole Productions, Inc., Class - A (a)	7
1,996	Liz Claiborne, Inc. (a)	15
1,154	Movado Group, Inc. (a)	13
293	Oxford Industries, Inc.	6
602	Perry Ellis International, Inc. (a)	14
8,562	Quiksilver, Inc. (a)	40
793	UniFirst Corp.	41

		331

	Application Software — 0.21%
130	American Software, Inc., Class - A	1
914	Callidus Software, Inc. (a)	3
66	Deltek, Inc. (a)	1
3,149	Epicor Software Corp. (a)	30
278	ePlus, Inc. (a)	5
3,281	Fair Isaac Corp.	83
558	JDA Software Group, Inc. (a)	16
5,716	Lawson Software, Inc. (a)	38
6,510	Mentor Graphics Corp. (a)	52

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Application Software (continued)
1,476	Monotype Imaging Holdings, Inc. (a)	$14
225	NetScout Systems, Inc. (a)	3
3,781	Quest Software, Inc. (a)	67
552	Symyx Technologies, Inc. (a)	2
198	Synchronoss Technologies, Inc. (a)	4
7,292	TIBCO Software, Inc. (a)	79

		398

	Asset Management & Custody Banks — 0.43%
12,329	Allied Capital Corp. (a)	61
19,005	American Capital Ltd.	97
11,838	Apollo Investment Corp.	151
8,839	Ares Capital Corp.	131
1,537	Artio Global Investors, Inc.	38
909	BlackRock Kelso Capital Corp.	9
1,236	Calamos Asset Management, Inc., Class - A	18
212	Capital Southwest Corp.	19
603	Cohen & Steers, Inc.	15
132	Epoch Holding Corp.	2
212	GAMCO Investors, Inc., Class - A	10
1,433	Gladstone Capital Corp.	17
1,673	Gladstone Investment Corp.	10
1,983	Harris & Harris Group, Inc. (a)	9
2,434	Hercules Technology Growth Capital, Inc.	26
1,084	Kohlberg Capital Corp.	6
219	Main Street Capital Corp.	3
4,461	MCG Capital Corp. (a)	23
1,462	MVC Capital, Inc.	20
1,476	NGP Capital Resources Co.	13
1,804	PennantPark Investment Corp.	19
557	Penson Worldwide, Inc. (a)	6
4,214	Prospect Capital Corp.	51
877	Safeguard Scientifics, Inc. (a)	11
300	Solar Capital Ltd.	6
1,863	TICC Capital Corp.	12
767	Triangle Capital Corp.	11
132	U.S. Global Investors, Inc., Class - A	1
422	Virtus Investment Partners, Inc. (a)	9
13	Westwood Holdings Group, Inc.	—

		804

	Auto Parts & Equipment — 0.25%
3,802	American Axle & Manufacturing Holdings, Inc. (a)	38
5,648	ArvinMeritor, Inc. (a)	75
9,387	Dana Holding Corp. (a)	111
683	Dorman Products, Inc. (a)	13
489	Drew Industries, Inc. (a)	11
3,521	Exide Technologies (a)	20
343	Hawk Corp., Class - A (a)	7
3,111	Modine Manufacturing Co. (a)	35
721	Raser Technologies, Inc. (a)	1
2,189	Spartan Motors, Inc.	12
564	Standard Motor Products, Inc.	6
1,123	Stoneridge, Inc. (a)	11
1,630	Superior Industries International, Inc.	26
4,054	Tenneco, Inc. (a)	96

		462

	Automobile Manufacturers — 0.01%
1,769	Winnebago Industries, Inc. (a)	26

	Automotive Retail — 0.08%
291	America’s Car-Mart, Inc. (a)	7
2,267	Asbury Automotive Group, Inc. (a)	30
1,657	Group 1 Automotive, Inc. (a)	53
1,371	Lithia Motors, Inc., Class - A (a)	9
1,577	Sonic Automotive, Inc., Class - A (a)	17
3,357	The Pep Boys - Manny, Moe & Jack	34

		150

	Biotechnology — 0.09%
1,462	ArQule, Inc. (a)	8
4,490	Celera Corp. (a)	32
642	Enzo Biochem, Inc. (a)	4
1,408	Facet Biotech Corp. (a)	38
3,019	Geron Corp. (a)	17
714	Infinity Pharmaceuticals, Inc. (a)	4
3,596	Lexicon Pharmaceuticals, Inc. (a)	5
1,817	Martek Biosciences Corp. (a)	41
481	Maxygen, Inc. (a)	3
144	Myriad Pharmaceuticals, Inc. (a)	1
1,063	Nabi Biopharmaceuticals (a)	6
489	Progenics Pharmaceuticals, Inc. (a)	3

		162

	Broadcasting — 0.04%
5,959	Belo Corp., Class - A	41
557	Crown Media Holdings, Inc., Class - A (a)	1
424	Fisher Communications, Inc. (a)	6
1,538	LIN TV Corp., Class - A (a)	9
2,871	Sinclair Broadcast Group, Inc., Class - A (a)	14

		71

	Building Products — 0.14%
651	American Woodmark Corp.	13
649	Ameron International Corp.	41
1,842	Apogee Enterprises, Inc.	29
924	Builders FirstSource, Inc. (a)	3
1,908	Gibraltar Industries, Inc. (a)	24
2,855	Griffon Corp. (a)	36
1,171	Insteel Industries, Inc.	12
1,103	NCI Building Systems, Inc. (a)	12
1,089	Quanex Building Products Corp.	18
612	Simpson Manufacturing Co., Inc.	17
145	Trex Co., Inc. (a)	3
1,330	Universal Forest Products, Inc.	51

		259

	Cable & Satellite — 0.02%
1,282	Knology, Inc. (a)	17
1,563	Mediacom Communications Corp., Class - A (a)	9
982	Outdoor Channel Holdings, Inc. (a)	7

		33

	Casinos & Gaming — 0.03%
650	Churchill Downs, Inc.	24
912	Lakes Entertainment, Inc. (a)	2
145	Monarch Casino & Resort, Inc. (a)	1
1,481	Multimedia Games, Inc. (a)	6
1,907	Pinnacle Entertainment, Inc. (a)	19

		52

	Catalog Retail — 0.01%
1,207	Gaiam, Inc., Class - A	10

	Coal & Consumable Fuels — 0.10%
7,852	International Coal Group, Inc. (a)	36
5,084	Patriot Coal Corp. (a)	104
614	Uranerz Energy Corp. (a)	1
209	Uranium Energy Corp. (a)	1

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Coal & Consumable Fuels (continued)
7,851	USEC, Inc. (a)	$45
621	Westmoreland Coal Co. (a)	8

		195

	Commercial Printing — 0.08%
2,639	Bowne & Co., Inc.	29
677	Consolidated Graphics, Inc. (a)	28
667	Courier Corp.	11
1,640	Deluxe Corp.	32
1,805	Ennis, Inc.	29
344	InnerWorkings, Inc. (a)	2
743	M & F Worldwide Corp. (a)	23
66	Multi-Color Corp.	1
343	The Standard Register Co.	2

		157

	Commodity Chemicals — 0.06%
1,621	Ampal-American Israel Corp., Class - A (a)	4
66	Hawkins, Inc.	2
1,183	Innophos Holdings, Inc.	33
498	Koppers Holdings, Inc.	14
66	NL Industries, Inc.	1
2,148	Spartech Corp. (a)	25
264	STR Holdings, Inc. (a)	6
1,382	Westlake Chemical Corp.	36

		121

	Communications Equipment — 0.35%
4,933	3Com Corp. (a)	38
5,454	ADC Telecommunications, Inc. (a)	40
823	ADTRAN, Inc.	22
783	Airvana, Inc. (a)	6
132	Anaren, Inc. (a)	2
2,133	Arris Group, Inc. (a)	26
4,143	Aviat Networks, Inc. (a)	28
656	Bel Fuse, Inc., Class - B	13
1,142	Black Box Corp.	35
492	Communications Systems, Inc.	6
1,153	Digi International, Inc. (a)	12
5,657	EMCORE Corp. (a)	7
212	EMS Technologies, Inc. (a)	4
490	Emulex Corp. (a)	7
5,968	Extreme Networks, Inc. (a)	18
1,507	Globecomm Systems, Inc. (a)	12
1,497	Harmonic, Inc. (a)	9
66	KVH Industries, Inc. (a)	1
1,685	NETGEAR, Inc. (a)	44
1,126	Network Equipment Technologies, Inc. (a)	6
423	Oplink Communications, Inc. (a)	8
1,764	Opnext, Inc. (a)	4
1,307	Palm, Inc. (a)	5
1,265	PC-Tel, Inc. (a)	8
425	Plantronics, Inc.	13
3,448	Polycom, Inc. (a)	105
8,755	Powerwave Technologies, Inc. (a)	11
892	SeaChange International, Inc. (a)	6
14,499	Sonus Networks, Inc. (a)	38
1,362	Sycamore Networks, Inc.	27
2,927	Symmetricom, Inc. (a)	17
3,032	Tekelec (a)	55
7,804	UTStarcom, Inc. (a)	22

		655

	Computer & Electronics Retail — 0.07%
4,524	Rent-A-Center, Inc. (a)	107
455	REX Stores Corp. (a)	8
474	Systemax, Inc.	10

		125

	Computer Hardware — 0.03%
1,530	Avid Technology, Inc. (a)	21
713	Cray, Inc. (a)	4
1,786	Silicon Graphics International Corp. (a)	19
553	Super Micro Computer, Inc. (a)	10

		54

	Computer Storage & Peripherals — 0.06%
2,326	ActivIdentity Corp. (a)	7
8,514	Adaptec, Inc. (a)	28
3,029	Electronics for Imaging, Inc. (a)	35
1,827	Imation Corp. (a)	20
1,537	Intevac, Inc. (a)	21
699	Rimage Corp. (a)	10

		121

	Construction & Engineering — 0.19%
2,760	Dycom Industries, Inc. (a)	24
3,029	EMCOR Group, Inc. (a)	75
923	Furmanite Corp. (a)	5
2,052	Granite Construction, Inc.	62
210	Great Lakes Dredge & Dock Co.	1
2,682	Insituform Technologies, Inc., Class - A (a)	71
425	Integrated Electrical Services, Inc. (a)	2
1,268	Layne Christensen Co. (a)	34
971	MasTec, Inc. (a)	12
615	Northwest Pipe Co. (a)	13
699	Pike Electric Corp. (a)	7
985	Sterling Construction Co., Inc. (a)	16
1,814	Tutor Perini Corp. (a)	40

		362

	Construction & Farm Machinery & Heavy Trucks — 0.11%
493	Alamo Group, Inc.	10
693	American Railcar Industries, Inc.	8
1,255	Astec Industries, Inc. (a)	36
621	Cascade Corp.	20
3,313	Federal Signal Corp.	30
802	FreightCar America, Inc.	19
34	Lindsay Corp.	1
766	Miller Industries, Inc.	10
375	NACCO Industries, Inc., Class - A	28
665	Sauer-Danfoss, Inc. (a)	9
1,226	The Greenbrier Cos., Inc. (a)	13
2,468	Titan International, Inc.	22
634	Twin Disc, Inc.	8

		214

	Construction Materials — 0.04%
4,070	Headwaters, Inc. (a)	19
1,611	Texas Industries, Inc.	55
2,527	U.S. Concrete, Inc. (a)	1

		75

	Consumer Electronics — 0.00%
278	Universal Electronics, Inc. (a)	6

	Consumer Finance — 0.09%
359	Advance America Cash Advance Centers, Inc.	2
276	Cardtronics, Inc. (a)	3
2,000	Cash America International, Inc.	79

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Consumer Finance (continued)
635	CompuCredit Holdings Corp.	$3
15	Credit Acceptance Corp. (a)	1
278	Dollar Financial Corp. (a)	7
929	Nelnet, Inc., Class - A	17
343	Rewards Network, Inc.	5
4,213	The First Marblehead Corp. (a)	12
1,123	World Acceptance Corp. (a)	40

		169

	Data Processing & Outsourced Services — 0.03%
959	CSG Systems International, Inc. (a)	20
200	Echo Global Logistics, Inc. (a)	3
403	Euronet Worldwide, Inc. (a)	7
276	Global Cash Access Holdings, Inc. (a)	2
1,189	infoGROUP, Inc. (a)	9
1,833	Information Services Group, Inc. (a)	6
914	MoneyGram International, Inc. (a)	4
637	Online Resources Corp. (a)	3
771	StarTek, Inc. (a)	5

		59

	Department Stores — 0.09%
3,475	Dillard’s, Inc., Class - A	82
1,664	Retail Ventures, Inc. (a)(b)	16
8,667	Saks, Inc. (a)	74

		172

	Distributors — 0.01%
1,220	Audiovox Corp., Class - A (a)	9
483	Core-Mark Holding Co., Inc. (a)	15

		24

	Diversified Banks — 0.01%
1,913	Banco Latinoamericano de Comercio Exterior SA, Class - E	28

	Diversified Capital Markets — 0.00%
996	JMP Group, Inc.	8

	Diversified Chemicals — 0.13%
4,831	Olin Corp.	95
1,745	ShengdaTech, Inc. (a)	13
8,044	Solutia, Inc. (a)	129

		237

	Diversified Metals & Mining — 0.09%
1,261	AMCOL International Corp.	34
1,424	Brush Engineered Materials, Inc. (a)	32
4,210	General Moly, Inc. (a)	14
2,987	Horsehead Holding Corp. (a)	35
1,994	RTI International Metals, Inc. (a)	61

		176

	Diversified Real Estate Activities — 0.01%
361	Consolidated-Tomoka Land Co.	11

	Diversified REITs — 0.19%
3,666	CapLease, Inc.	20
4,599	Colonial Properties Trust	59
5,156	Cousins Properties, Inc.	43
635	Gladstone Commercial Corp.	9
2,718	Gramercy Capital Corp. (a)	8
4,545	Investors Real Estate Trust	41
847	PS Business Parks, Inc.	45
80	Transcontinental Realty Investors, Inc. (a)	1
3,497	Washington Real Estate Investment Trust	107
1,078	Winthrop Realty Trust, Inc.	13

		346

	Diversified Support Services — 0.10%
80	AMREP Corp. (a)	1
358	ATC Technology Corp. (a)	6
2,715	Comfort Systems USA, Inc.	34
1,299	G&K Services, Inc., Class - A	34
1,442	McGrath Rentcorp	35
1,861	Mobile Mini, Inc. (a)	29
279	North American Galvanizing & Coatings, Inc. (a)	2
1,004	Schawk, Inc.	18
1,288	Viad Corp.	26

		185

	Education Services — 0.00%
13	Nobel Learning Communities, Inc. (a)	—

	Electric Utilities — 0.45%
2,010	ALLETE, Inc.	67
3,696	Avista Corp.	76
806	Central Vermont Public Service Corp.	16
4,108	Cleco Corp.	109
3,122	El Paso Electric Co. (a)	64
3,166	IDACORP, Inc.	110
1,600	MGE Energy, Inc.	57
2,408	Otter Tail Corp.	53
5,156	Portland General Electric Co.	100
2,585	The Empire District Electric Co.	47
2,023	UIL Holdings Corp.	56
2,376	Unisource Energy Corp.	75
753	Unitil Corp.	17

		847

	Electrical Components & Equipment — 0.41%
1,424	A.O. Smith Corp.	75
689	Acuity Brands, Inc.	29
2,506	Baldor Electric Co.	94
3,136	Belden, Inc.	86
3,213	Brady Corp., Class - A	100
422	Chase Corp.	5
2,858	China BAK Battery, Inc. (a)	7
1,253	Encore Wire Corp.	26
555	Energy Conversion Devices, Inc. (a)	4
2,718	EnerSys (a)	67
6,601	Evergreen Solar, Inc. (a)	8
1,594	Franklin Electric Co., Inc.	48
904	FuelCell Energy, Inc. (a)	3
1,455	Fushi Copperweld, Inc. (a)	16
700	Generac Holdings, Inc.	10
5,073	GrafTech International Ltd. (a)	69
565	II-VI, Inc. (a)	19
210	LaBarge, Inc. (a)	2
1,418	LSI Industries, Inc.	10
1,360	Orion Energy Systems, Inc. (a)	7
1,038	Polypore International, Inc. (a)	18
4,834	Power-One, Inc. (a)	20
67	Ultralife Corp. (a)	—
590	Valence Technology, Inc. (a)	1
815	Vicor Corp. (a)	11
817	Woodward Governor Co.	26

		761

	Electronic Components — 0.05%
414	CPI International, Inc. (a)	5
1,497	Littelfuse, Inc. (a)	57
854	Rogers Corp. (a)	25

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electronic Components (continued)
873	Spectrum Control, Inc. (a)	$10

		97

	Electronic Equipment & Instruments — 0.34%
311	Analogic Corp.	13
1,655	Anixter International, Inc. (a)	78
2,073	Checkpoint Systems, Inc. (a)	46
490	China Security & Surveillance Technology, Inc. (a)	4
2,196	Cognex Corp.	41
1,523	Cogo Group, Inc. (a)	11
1,516	Coherent, Inc. (a)	48
344	Daktronics, Inc.	3
544	Dawson Geophysical Co. (a)	16
1,864	Electro Scientific Industries, Inc. (a)	24
132	FARO Technologies, Inc. (a)	3
360	ICx Technologies, Inc. (a)	2
1,202	L-1 Identity Solutions, Inc. (a)	11
2,311	Methode Electronics, Inc.	23
1,046	MTS Systems Corp.	30
2,488	Newport Corp. (a)	31
165	OSI Systems, Inc. (a)	5
199	PAR Technology Corp. (a)	1
1,799	Plexus Corp. (a)	65
2,397	Regal-Beloit Corp.	142
1,107	Rofin-Sinar Technologies, Inc. (a)	25
2,716	Technitrol, Inc.	14
1,964	X-Rite, Inc. (a)	6

		642

	Electronic Manufacturing Services — 0.12%
3,959	Benchmark Electronics, Inc. (a)	82
2,173	CTS Corp.	21
922	DDi Corp. (a)	5
701	Echelon Corp. (a)	6
993	Measurement Specialties, Inc. (a)	15
1,560	Mercury Computer Systems, Inc. (a)	21
545	Park Electrochemical Corp.	16
2,490	SMART Modular Technologies (WWH), Inc. (a)	19
3,030	TTM Technologies, Inc. (a)	27
1,078	Zygo Corp. (a)	10

		222

	Environmental & Facilities Services — 0.06%
2,488	ABM Industries, Inc.	53
69	Clean Harbors, Inc. (a)	4
4,813	EnergySolutions, Inc.	31
276	Fuel Tech, Inc. (a)	2
2,254	Metalico, Inc. (a)	13
403	Standard Parking Corp. (a)	7
66	Team, Inc. (a)	1
988	Waste Services, Inc. (a)	10

		121

	Fertilizers & Agricultural Chemicals — 0.01%
1,259	American Vanguard Corp.	10

	Food Distributors — 0.03%
889	Nash Finch Co.	30
1,562	Spartan Stores, Inc.	22

		52

	Food Retail — 0.15%
1,380	Casey’s General Stores, Inc.	43
868	Ingles Markets, Inc., Class - A	13
2,420	Ruddick Corp.	77
489	Susser Holdings Corp. (a)	4
1,268	The Andersons, Inc.	42
2,383	The Great Atlantic & Pacific Tea Co., Inc. (a)	18
1,356	The Pantry, Inc. (a)	17
620	Weis Markets, Inc.	23
3,654	Winn-Dixie Stores, Inc. (a)	46

		283

	Footwear — 0.12%
3,737	Crocs, Inc. (a)	33
4,856	Iconix Brand Group, Inc. (a)	74
849	K-Swiss, Inc., Class - A (a)	9
2,251	Skechers U.S.A., Inc., Class - A (a)	82
1,088	The Timberland Co., Class - A (a)	23

		221

	Forest Products — 0.04%
157	Deltic Timber Corp.	7
8,379	Louisiana-Pacific Corp. (a)	76

		83

	Gas Utilities — 0.42%
632	Chesapeake Utilities Corp.	19
2,367	New Jersey Resources Corp.	89
3,057	Nicor, Inc.	128
1,748	Northwest Natural Gas Co.	82
4,680	Piedmont Natural Gas Co., Inc.	129
1,820	South Jersey Industries, Inc.	76
3,009	Southwest Gas Corp.	90
1,526	The Laclede Group, Inc.	51
3,376	WGL Holdings, Inc.	117

		781

	General Merchandise Stores — 0.02%
423	99 Cents Only Stores (a)	7
1,913	Fred’s, Inc., Class - A	23
1,960	Tuesday Morning Corp. (a)	13

		43

	Gold — 0.01%
672	Allied Nevada Gold Corp. (a)	11
5,371	U.S. Gold Corp. (a)	15

		26

	Health Care Distributors — 0.02%
80	Chindex International, Inc. (a)	1
874	Owens & Minor, Inc.	41

		42

	Health Care Equipment — 0.14%
1,225	AngioDynamics, Inc. (a)	19
277	Cantel Medical Corp.	5
1,340	Cardiac Science Corp. (a)	3
1,946	CONMED Corp. (a)	46
198	CryoLife, Inc. (a)	1
715	Cutera, Inc. (a)	7
4,991	ev3, Inc. (a)	79
489	Greatbatch, Inc. (a)	10
355	Hansen Medical, Inc. (a)	1
1,119	Invacare Corp.	30
553	Natus Medical, Inc. (a)	9
359	Palomar Medical Technologies, Inc. (a)	4
1,864	Symmetry Medical, Inc. (a)	19
1,816	TomoTherapy, Inc. (a)	6
789	Volcano Corp. (a)	19

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment (continued)
131	Young Innovations, Inc.	$4
212	Zoll Medical Corp. (a)	6

		268

	Health Care Facilities — 0.15%
2,061	AmSurg Corp. (a)	44
685	Assisted Living Concepts, Inc., Class - A (a)	22
1,696	Capital Senior Living Corp. (a)	9
1,402	Hanger Orthopedic Group, Inc. (a)	25
2,663	Kindred Healthcare, Inc. (a)	48
424	LCA-Vision, Inc. (a)	4
1,118	MedCath Corp. (a)	12
299	National Healthcare Corp.	11
621	NovaMed, Inc. (a)	2
1,252	Psychiatric Solutions, Inc. (a)	37
198	Radnet, Inc. (a)	1
1,564	Select Medical Holdings Corp. (a)	13
1,434	Skilled Healthcare Group, Inc., Class - A (a)	9
3,086	Sun Healthcare Group, Inc. (a)	29
3,030	Sunrise Senior Living, Inc. (a)	16
391	U.S. Physical Therapy, Inc. (a)	7

		289

	Health Care Services — 0.12%
144	Alliance HealthCare Services, Inc. (a)	1
2,812	Allied Healthcare International, Inc. (a)	8
96	Amedisys, Inc. (a)	5
660	American Dental Partners, Inc. (a)	8
294	Continucare Corp. (a)	1
1,899	Cross Country Healthcare, Inc. (a)	19
1,240	Gentiva Health Services, Inc. (a)	35
2,162	Healthways, Inc. (a)	35
1,577	inVentiv Health, Inc. (a)	35
255	Landauer, Inc.	17
1,148	Nighthawk Radiology Holdings, Inc. (a)	4
1,157	Odyssey HealthCare, Inc. (a)	21
292	RehabCare Group, Inc. (a)	8
1,757	Res-Care, Inc. (a)	21

		218

	Health Care Supplies — 0.01%
767	Cynosure, Inc. (a)	9
212	Medical Action Industries, Inc. (a)	3
212	OraSure Technologies, Inc. (a)	1
2,602	RTI Biologics, Inc. (a)	11

		24

	Health Care Technology — 0.01%
637	AMICAS, Inc. (a)	4
105	Medidata Solutions, Inc. (a)	2
701	MedQuist, Inc.	5
343	Omnicell, Inc. (a)	5
345	Vital Images, Inc. (a)	5

		21

	Heavy Electrical Equipment — 0.00%
914	PowerSecure International, Inc. (a)	7
835	SatCon Technology Corp. (a)	2

		9

	Home Entertainment Software — 0.03%
4,816	Take-Two Interactive Software, Inc. (a)	47
1,275	THQ, Inc. (a)	9

		56

	Home Furnishings — 0.07%
1,672	Ethan Allen Interiors, Inc.	34
2,755	Furniture Brands International, Inc. (a)	18
722	Hooker Furniture Corp.	12
3,389	La-Z-Boy, Inc. (a)	42
2,583	Sealy Corp. (a)	9
781	Stanley Furniture Co., Inc. (a)	8

		123

	Homebuilding — 0.11%
4,283	Beazer Homes USA, Inc. (a)	20
714	Brookfield Homes Corp. (a)	6
446	Cavco Industries, Inc. (a)	15
1,750	Hovnanian Enterprises, Inc., Class - A (a)	8
995	M/I Homes, Inc. (a)	15
2,103	Meritage Homes Corp. (a)	44
498	Skyline Corp.	9
7,040	Standard Pacific Corp. (a)	32
2,954	The Ryland Group, Inc.	66

		215

	Homefurnishing Retail — 0.04%
1,206	Haverty Furniture Cos., Inc.	19
7,971	Pier 1 Imports, Inc. (a)	51

		70

	Hotels, Resorts & Cruise Lines — 0.11%
1,069	Bluegreen Corp. (a)	3
2,713	Gaylord Entertainment Co. (a)	79
1,902	Great Wolf Resorts, Inc. (a)	6
200	Interval Leisure Group, Inc. (a)	3
562	Morgans Hotel Group Co. (a)	4
6,050	Orient-Express Hotels Ltd., Class - A (a)	86
992	Red Lion Hotels Corp. (a)	7
1,272	The Marcus Corp.	17
80	Universal Travel Group (a)	1

		206

	Household Appliances — 0.03%
1,995	Helen of Troy Ltd. (a)	52

	Household Products — 0.03%
400	Cellu Tissue Holdings, Inc.	4
3,987	Central Garden & Pet Co., Class - A (a)	36
310	Oil-Dri Corp. of America	6
358	WD-40 Co.	12

		58

	Housewares & Specialties — 0.04%
2,719	American Greetings Corp., Class - A	57
357	Blyth, Inc.	11
550	CSS Industries, Inc.	11

		79

	Human Resource & Employment Services — 0.16%
564	Barrett Business Services, Inc.	8
716	CDI Corp.	11
995	COMSYS IT Partners, Inc. (a)	17
426	GP Strategies Corp. (a)	4
1,193	Heidrick & Struggles International, Inc.	33
1,626	Kelly Services, Inc., Class - A (a)	27
2,009	Kforce, Inc. (a)	31
2,868	Korn/Ferry International (a)	51
2,162	On Assignment, Inc. (a)	15
3,625	SFN Group, Inc. (a)	29
515	Towers Watson & Co., Class - A	24
2,894	TrueBlue, Inc. (a)	45
917	Volt Information Sciences, Inc. (a)	9

		304

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Independent Power Producers & Energy Traders — 0.00%
1,034	U.S. Geothermal, Inc. (a)	$1

	Industrial Conglomerates — 0.06%
2,243	Kimball International, Inc., Class - B	16
23	Seaboard Corp.	30
798	Standex International Corp.	21
2,082	Tredegar Corp.	35
145	United Capital Corp. (a)	3
16	United States Lime & Minerals, Inc. (a)	1

		106

	Industrial Machinery — 0.54%
359	3D Systems Corp. (a)	5
2,470	Actuant Corp., Class - A	48
1,839	Albany International Corp., Class - A	40
1,598	Altra Holdings, Inc. (a)	22
292	Ampco-Pittsburgh Corp.	7
3,207	Barnes Group, Inc.	62
1,780	Blount International, Inc. (a)	18
3,442	Briggs & Stratton Corp.	67
178	Chart Industries, Inc. (a)	4
1,199	CIRCOR International, Inc.	40
2,126	CLARCOR, Inc.	73
1,035	Colfax Corp. (a)	12
1,325	Columbus McKinnon Corp. (a)	21
319	Duoyuan Printing, Inc. (a)	3
1,376	ENPRO Industries, Inc. (a)	40
410	Flow International Corp. (a)	1
276	Graham Corp.	5
422	Hurco Cos., Inc. (a)	7
1,942	John Bean Technologies Corp.	34
32	K-Tron International, Inc. (a)	5
818	Kadant, Inc. (a)	12
2,204	Kaydon Corp.	83
702	L.B. Foster Co., Class - A (a)	20
223	Met-Pro Corp.	2
2,518	Mueller Industries, Inc.	68
10,717	Mueller Water Products, Inc., Class - A	51
1,452	Nordson Corp.	99
278	Portec Rail Products, Inc.	3
79	RBC Bearings, Inc. (a)	3
1,635	Robbins & Myers, Inc.	39
497	Sun Hydraulics Corp.	13
1,245	Tecumseh Products Co., Class - A (a)	15
423	The Eastern Co.	6
342	The Gorman-Rupp Co.	9
489	TriMas Corp. (a)	3
2,021	Watts Water Technologies, Inc., Class - A	63

		1,003

	Industrial REITs — 0.11%
13,819	DCT Industrial Trust, Inc.	72
801	DuPont Fabros Technology, Inc.	17
688	EastGroup Properties, Inc.	26
3,612	First Industrial Realty Trust, Inc. (a)	28
2,468	First Potomac Realty Trust	37
1,482	Monmouth Real Estate Investment Corp., Class - A	13
500	Terreno Realty Corp. (a)	10

		203

	Insurance Brokers — 0.02%
293	Crawford & Co., Class - B (a)	1
2,870	National Financial Partners Corp. (a)	41

		42

	Integrated Telecommunication Services — 0.07%
624	Atlantic Tele-Network, Inc.	28
11,405	Cincinnati Bell, Inc. (a)	39
726	Consolidated Communications Holdings, Inc.	14
1,346	General Communication, Inc., Class - A (a)	8
1,959	Iowa Telecommunications Services, Inc.	32
1,060	SureWest Communications (a)	9

		130

	Internet Retail — 0.03%
1,649	1-800-FLOWERS.COM, Inc., Class - A (a)	4
1,555	Orbitz Worldwide, Inc. (a)	11
1,214	Shutterfly, Inc. (a)	29
636	U.S. Auto Parts Network, Inc. (a)	5
359	Vitacost.com, Inc. (a)	5

		54

	Internet Software & Services — 0.16%
100	Ancestry.com, Inc. (a)	2
490	Digital River, Inc. (a)	15
912	DivX, Inc. (a)	6
6,455	EarthLink, Inc.	55
1,059	Global Sources Ltd. (a)	7
1,102	InfoSpace, Inc. (a)	12
3,503	Internap Network Services Corp. (a)	20
980	Internet Brands, Inc., Class - A (a)	9
1,142	Internet Capital Group, Inc. (a)	10
3,796	iPass, Inc.	4
278	j2 Global Communications, Inc. (a)	6
489	Keynote Systems, Inc.	6
145	LogMeln, Inc. (a)	3
706	Marchex, Inc., Class - B	4
3,041	ModusLink Global Solutions, Inc. (a)	26
3,716	Openwave Systems, Inc. (a)	9
1,485	Perficient, Inc. (a)	17
200	QuinStreet, Inc. (a)	3
2,429	RealNetworks, Inc. (a)	12
2,696	Support.com, Inc. (a)	9
862	TechTarget, Inc. (a)	4
5,594	United Online, Inc.	42
422	VASCO Data Security International, Inc. (a)	3
1,914	Web.com Group, Inc. (a)	10

		294

	Investment Banking & Brokerage — 0.26%
1,834	BGC Partners, Inc., Class - A	11
1,046	Cowen Group, Inc., Class - A (a)	6
106,025	E*TRADE Financial Corp. (a)	175
702	Evercore Partners, Inc., Class - A	21
1,272	FBR Capital Markets Corp. (a)	6
588	International Assets Holding Corp. (a)	9
1,309	KBW, Inc. (a)	35
3,147	Knight Capital Group, Inc., Class - A (a)	48
2,400	LaBranche & Co., Inc. (a)	13
4,768	MF Global Holdings Ltd. (a)	38
639	Oppenheimer Holdings, Inc., Class - A	16
1,362	Piper Jaffray Cos., Inc. (a)	55
1,468	Sanders Morris Harris Group, Inc.	9
1,794	SWS Group, Inc.	21
1,422	Thomas Weisel Partners Group, Inc. (a)	6
1,648	TradeStation Group, Inc. (a)	11

		480

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	IT Consulting & Other Services — 0.17%
816	Acxiom Corp. (a)	$15
1,751	CACI International, Inc., Class - A (a)	86
278	China Information Security Technology, Inc. (a)	1
4,567	CIBER, Inc. (a)	17
428	Computer Task Group, Inc. (a)	3
977	Integral Systems, Inc. (a)	9
311	ManTech International Corp., Class - A (a)	15
95	MAXIMUS, Inc.	6
2,608	Ness Technologies, Inc. (a)	16
2,010	SRA International, Inc., Class - A (a)	42
1,473	The Hackett Group, Inc. (a)	4
634	Tier Technologies, Inc., Class - B (a)	5
2,681	Unisys Corp. (a)	94
278	Virtusa Corp. (a)	3

		316

	Leisure Facilities — 0.09%
2,517	Life Time Fitness, Inc. (a)	71
886	Speedway Motorsports, Inc.	14
496	Town Sports International Holdings, Inc. (a)	2
1,935	Vail Resorts, Inc. (a)	77

		164

	Leisure Products — 0.13%
5,963	Brunswick Corp.	95
4,263	Callaway Golf Co.	38
1,939	JAKKS Pacific, Inc. (a)	25
1,643	Leapfrog Enterprises, Inc. (a)	11
810	Marine Products Corp. (a)	5
1,557	Pool Corp.	35
1,488	RC2 Corp. (a)	22
491	Sport Supply Group, Inc.	7
477	Steinway Musical Instruments, Inc. (a)	9
80	Sturm, Ruger & Co., Inc.	1

		248

	Life & Health Insurance — 0.17%
4,059	American Equity Investment Life Holding Co.	43
636	Citizens, Inc. (a)	5
17,123	Conseco, Inc. (a)	107
3,183	Delphi Financial Group, Inc., Class - A	80
545	FBL Financial Group, Inc., Class - A	13
489	Independence Holding Co.	5
290	Kansas City Life Insurance Co.	9
159	National Western Life Insurance Co., Class - A	29
1,306	Presidential Life Corp.	13
7,034	The Phoenix Cos., Inc. (a)	17

		321

	Life Sciences Tools & Services — 0.06%
702	Affymetrix, Inc. (a)	5
1,608	Albany Molecular Research, Inc. (a)	13
144	Cambrex Corp. (a)	1
80	Harvard Bioscience, Inc. (a)	—
811	Kendle International, Inc. (a)	14
1,443	Varian, Inc. (a)	75

		108

	Managed Health Care — 0.19%
1,493	Centene Corp. (a)	36
3,399	HealthSpring, Inc. (a)	60
2,367	Magellan Health Services, Inc. (a)	103
906	Molina Heathcare, Inc. (a)	23
1,369	Triple-S Management Corp., Class - B (a)	24
1,847	Universal American Corp. (a)	28
2,855	WellCare Health Plans, Inc. (a)	85

		359

	Marine — 0.07%
596	American Commercial Lines, Inc. (a)	15
4,315	Eagle Bulk Shipping, Inc. (a)	23
1,812	Genco Shipping & Trading Ltd. (a)	38
1,985	Horizon Lines, Inc., Class - A	11
363	International Shipholding Corp.	11
1,199	Ship Finance International Ltd.	21
1,633	Ultrapetrol Bahamas Ltd. (a)	9

		128

	Marine Ports & Services — 0.00%
715	CAI International, Inc. (a)	9

	Metal & Glass Containers — 0.05%
6	AEP Industries, Inc. (a)	—
477	Bway Holding Co. (a)	10
600	Graham Packaging Co., Inc.	7
2,134	Myers Industries, Inc.	22
892	Silgan Holdings, Inc.	54

		93

	Mortgage REITs — 0.36%
1,126	American Capital Agency Corp.	29
7,836	Anworth Mortgage Asset Corp.	53
591	Apollo Commercial Real Estate Finance, Inc.	11
4,796	Capstead Mortgage Corp.	57
874	Colony Financial, Inc.	17
827	CreXus Investment Corp.	11
1,058	Cypress Sharpridge Investments, Inc.	14
847	Dynex Capital, Inc.	8
2,511	Hatteras Financial Corp.	65
1,071	Invesco Mortgage Capital, Inc.	25
6,457	iStar Financial, Inc. (a)	30
19,178	MFA Financial, Inc.	141
4,540	NorthStar Realty Finance Corp.	19
977	Pennymac Mortgage Investment Trust (a)	16
4,886	RAIT Financial Trust (a)	10
4,679	Redwood Trust, Inc.	72
2,191	Resource Capital Corp.	15
2,922	Starwood Property Trust, Inc.	56
1,600	Walter Investment Management Corp.	25

		674

	Movies & Entertainment — 0.07%
959	Ascent Media Corp., Class - A (a)	26
145	Carmike Cinemas, Inc. (a)	2
212	Cinemark Holdings, Inc.	4
5,811	Live Nation, Inc. (a)	84
490	LodgeNet Interactive Corp. (a)	3
1,055	Reading International, Inc., Class - A (a)	5
358	World Wrestling Entertainment, Inc., Class - A	6

		130

	Multi-line Insurance — 0.02%
569	Eastern Insurance Holdings, Inc.	6
2,568	Horace Mann Educators Corp.	38

		44

	Multi-Sector Holdings — 0.03%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Multi-Sector Holdings (continued)
1,652	Compass Diversified Holdings, Inc.	$25
957	PICO Holdings, Inc. (a)	36
931	Resource America, Inc., Class - A	4

		65

	Multi-Utilities — 0.14%
2,663	Black Hills Corp.	81
1,012	CH Energy Group, Inc.	41
2,435	NorthWestern Corp.	65
5,814	PNM Resources, Inc.	73

		260

	Office REITs — 0.28%
6,681	BioMed Realty Trust, Inc.	111
4,610	Franklin Street Properties Corp.	67
1,041	Government Properties Income Trust	27
4,829	Highwoods Properties, Inc.	153
2,896	Kilroy Realty Corp.	89
6,572	Lexington Realty Trust	43
1,335	Mission West Properties, Inc.	9
1,510	Parkway Properties, Inc.	28

		527

	Office Services & Supplies — 0.10%
3,816	ACCO Brands Corp. (a)	29
346	American Reprographics Co. (a)	3
831	HNI Corp.	22
145	Mine Safety Appliances Co.	4
5,013	Steelcase, Inc., Class - A	33
1,547	United Stationers, Inc. (a)	91

		182

	Oil & Gas Drilling — 0.06%
1,564	Bronco Drilling Co., Inc. (a)	7
6,853	Hercules Offshore, Inc. (a)	30
8,007	Parker Drilling Co. (a)	40
2,561	Pioneer Drilling Co. (a)	18
777	Union Drilling, Inc. (a)	5
5,628	Vantage Drilling Co. (a)	8

		108

	Oil & Gas Equipment & Services — 0.31%
3,969	Allis-Chalmers Energy, Inc. (a)	14
1,561	Basic Energy Services, Inc. (a)	12
425	Bolt Technology Corp. (a)	5
5,826	Boots & Coots, Inc. (a)	14
2,390	Bristow Group, Inc. (a)	90
2,321	Cal Dive International, Inc. (a)	17
104	CARBO Ceramics, Inc.	7
3,875	Complete Production Services, Inc. (a)	45
80	ENGlobal Corp. (a)	—
145	Geokinetics, Inc. (a)	1
6,691	Global Industries Ltd. (a)	43
823	Gulf Island Fabrication, Inc.	18
765	GulfMark Offshore, Inc., Class - A (a)	20
1,572	Hornbeck Offshore Services, Inc. (a)	29
6,781	ION Geophysical Corp. (a)	33
8,429	Key Energy Services, Inc. (a)	81
110	Lufkin Industries, Inc.	9
1,228	Matrix Service Co. (a)	13
751	Natural Gas Services Group, Inc. (a)	12
6,091	Newpark Resources, Inc. (a)	32
271	OYO Geospace Corp. (a)	13
389	PHI, Inc. (a)	8
1,227	Superior Well Services, Inc. (a)	16
877	T-3 Energy Services, Inc. (a)	22
2,469	TETRA Technologies, Inc. (a)	30
212	TGC Industries, Inc. (a)	1

		585

	Oil & Gas Exploration & Production — 0.50%
624	Approach Resources, Inc. (a)	6
2,381	Atlas Energy, Inc. (a)	74
2,186	ATP Oil & Gas Corp. (a)	41
3,471	Berry Petroleum Co., Class - A	98
2,561	Bill Barrett Corp. (a)	79
1,377	BPZ Resources, Inc. (a)	10
3,117	Brigham Exploration Co. (a)	50
428	Clayton Williams Energy, Inc. (a)	15
1,216	Cloud Peak Energy, Inc. (a)	20
36	Contango Oil & Gas Co. (a)	2
78	CREDO Petroleum Corp. (a)	1
1,422	Cubic Energy, Inc. (a)	1
6,278	Delta Petroleum Corp. (a)	9
488	Endeavour International Corp. (a)	1
561	GeoResources, Inc. (a)	9
1,060	GMX Resources, Inc. (a)	9
1,636	Goodrich Petroleum Corp. (a)	26
13,601	Gran Tierra Energy, Inc. (a)	80
132	Gulfport Energy Corp. (a)	1
2,191	Harvest Natural Resources, Inc. (a)	16
14,984	Oilsands Quest, Inc. (a)	11
3,136	Penn Virginia Corp.	77
1,355	Petroleum Development Corp. (a)	31
3,593	Petroquest Energy, Inc. (a)	18
3,607	Rosetta Resources, Inc. (a)	85
2,823	Stone Energy Corp. (a)	50
2,560	Swift Energy Co. (a)	79
79	Toreador Resources Corp. (a)	1
3,714	VAALCO Energy, Inc.	18
819	Venoco, Inc. (a)	10
132	W&T Offshore, Inc.	1
2,035	Warren Resources, Inc. (a)	5

		934

	Oil & Gas Refining & Marketing — 0.03%
561	Alon USA Energy, Inc.	4
1,463	CVR Energy, Inc. (a)	13
989	Delek US Holdings, Inc.	7
701	Green Plains Renewable Energy, Inc. (a)	10
504	Rex Energy Corp. (a)	6
2,708	Western Refining, Inc. (a)	15

		55

	Oil & Gas Storage & Transportation — 0.11%
2,851	Cheniere Energy, Inc. (a)	9
2,749	Crosstex Energy, Inc. (a)	24
3,313	DHT Maritime, Inc.	13
3,430	General Maritime Corp.	25
789	Golar LNG Ltd.	9
1,138	Knightsbridge Tankers Ltd.	19
3,231	Nordic American Tanker Shipping Ltd.	98

		197

	Packaged Foods & Meats — 0.16%
413	American Italian Pasta Co., Class - A (a)	16
2,180	B&G Foods, Inc., Class - A	23
2,947	Chiquita Brands International, Inc. (a)	46
339	Diamond Foods, Inc.	14
828	Dole Food Co., Inc. (a)	10

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Packaged Foods & Meats (continued)
275	Farmer Brothers Co.	$5
701	Harbinger Group, Inc. (a)	5
66	HQ Sustainable Maritime Industries, Inc. (a)	1
834	Imperial Sugar Co.	13
1,404	Omega Protein Corp. (a)	8
620	Seneca Foods Corp., Class - A (a)	18
1,071	Smart Balance, Inc. (a)	7
2,058	The Hain Celestial Group, Inc. (a)	36
2,286	TreeHouse Foods, Inc. (a)	100

		302

	Paper Packaging — 0.03%
1,191	Boise, Inc. (a)	7
7,899	Graphic Packaging Holding Co. (a)	29
347	Rock-Tenn Co., Class - A	16

		52

	Paper Products — 0.22%
2,536	Buckeye Technologies, Inc. (a)	33
721	Clearwater Paper Corp. (a)	36
2,800	Domtar Corp. (a)	180
2,263	KapStone Paper & Packaging Corp. (a)	27
980	Neenah Paper, Inc.	16
3,019	P.H. Glatfelter Co.	44
1,230	Schweitzer-Mauduit International, Inc.	58
1,885	Wausau Paper Corp. (a)	16

		410

	Personal Products — 0.06%
2,602	American Oriental Bioengineering, Inc. (a)	10
1,708	Elizabeth Arden, Inc. (a)	31
855	Inter Parfums, Inc.	13
1,179	Mannatech, Inc.	4
755	Nutraceutical International Corp. (a)	11
2,316	Prestige Brands Holdings, Inc. (a)	21
658	Revlon, Inc., Class - A (a)	10
774	Schiff Nutrition International, Inc.	6

		106

	Pharmaceuticals — 0.13%
1,611	Adolor Corp. (a)	3
80	Biodel, Inc. (a)	—
212	BMP Sunstone Corp. (a)	1
485	Caraco Pharmaceutical Laboratories, Inc. (a)	3
124	Cumberland Pharmaceuticals (a)	1
451	Hi-Tech Pharmacal Co., Inc. (a)	10
1,340	K-V Pharmaceutical Co., Class - A (a)	2
3,478	Medicis Pharmaceutical Corp., Class - A	88
2,371	Par Pharmaceutical Cos., Inc. (a)	59
1,618	SuperGen, Inc. (a)	5
894	The Medicines Co. (a)	7
4,260	ViroPharma, Inc. (a)	58

		237

	Photographic Products — 0.06%
18,312	Eastman Kodak Co. (a)	106

	Precious Metals & Minerals — 0.11%
5,532	Coeur d’Alene Mines Corp. (a)	83
16,166	Hecla Mining Co. (a)	88
792	Paramount Gold & Silver Corp. (a)	1
2,464	Stillwater Mining Co. (a)	32

		204

	Property & Casualty Insurance — 0.60%
19,333	Ambac Financial Group, Inc. (a)	11
586	American Physicians Capital, Inc.	19
386	American Physicians Services Group, Inc.	10
566	American Safety Insurance Holdings Ltd. (a)	9
1,301	Amerisafe, Inc. (a)	21
1,306	AmTrust Financial Services, Inc.	18
2,069	Argo Group International Holdings Ltd.	67
7,276	Assured Guaranty Ltd.	160
553	Baldwin & Lyons, Inc., Class - B	13
1,137	CNA Surety Corp. (a)	20
831	Donegal Group, Inc., Class - A	12
356	EMC Insurance Group, Inc.	8
3,053	Employers Holdings, Inc.	45
1,274	First Acceptance Corp. (a)	3
569	First Mercury Financial Corp.	7
738	FPIC Insurance Group, Inc. (a)	20
636	Hallmark Financial Services, Inc. (a)	6
924	Harleysville Group, Inc.	31
2,786	Hilltop Holdings, Inc. (a)	33
872	Infinity Property & Casualty Corp.	40
4,015	Meadowbrook Insurance Group, Inc.	32
422	Mercer Insurance Goup, Inc.	8
404	National Interstate Corp.	8
357	NYMAGIC, Inc.	8
2,151	PMA Capital Corp., Class - A (a)	13
2,206	ProAssurance Corp. (a)	129
769	RLI Corp.	44
792	Safety Insurance Group, Inc.	30
1,471	SeaBright Insurance Holdings, Inc.	16
3,648	Selective Insurance Group, Inc.	61
931	State Auto Financial Corp.	17
1,172	Stewart Information Services Corp.	16
870	The Navigators Group, Inc. (a)	34
592	Tower Group, Inc.	13
2,545	United America Indemnity Ltd., Class - A (a)	24
1,518	United Fire & Casualty Co.	27
358	Universal Insurance Holdings, Inc.	2
2,497	Zenith National Insurance Corp.	96

		1,131

	Publishing — 0.05%
2,798	Journal Communications, Inc., Class - A (a)	12
212	Martha Stewart Living Omnimedia, Inc., Class - A (a)	1
1,140	PRIMEDIA, Inc.	4
1,492	Scholastic Corp.	42
1,941	The E.W. Scripps Co., Class - A (a)	16
534	Valassis Communications, Inc. (a)	15

		90

	Railroads — 0.01%
954	RailAmerica, Inc. (a)	11

	Real Estate Development — 0.03%
508	Avatar Holdings, Inc. (a)	11
1,966	China Housing & Land Development, Inc. (a)	7
2,476	Forestar Group, Inc. (a)	47

		65

	Real Estate Operating Companies — 0.00%
211	American Realty Investors, Inc. (a)	2

	Regional Banks — 2.12%
1,011	1st Source Corp.	18

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
290	Alliance Financial Corp.	$9
400	American National Bankshares, Inc.	8
967	Ameris Bancorp	9
276	Ames National Corp.	6
277	Arrow Financial Corp.	7
198	Auburn National Bancorp, Inc.	4
449	BancFirst Corp.	19
278	Bancorp Rhode Island, Inc.	8
80	Bank of Marin Bancorp	3
823	Bank of the Ozarks, Inc.	29
1,264	Banner Corp.	5
210	Bar Harbor Bankshares	6
4,709	Boston Private Financial Holdings, Inc.	35
80	Bridge Bancorp, Inc.	2
422	Bryn Mawr Bank Corp.	8
545	Camden National Corp.	18
913	Cape Bancorp, Inc. (a)	7
789	Capital City Bank Group, Inc.	11
1,120	Cardinal Financial Corp.	12
2,978	Cathay General Bancorp	35
846	Center Bancorp, Inc.	7
983	Centerstate Banks, Inc.	12
2,177	Central Pacific Financial Corp. (a)	4
278	Century Bancorp, Inc., Class - A	5
1,504	Chemical Financial Corp.	36
486	Chicopee Bancorp, Inc. (a)	6
796	Citizens & Northern Corp.	10
210	Citizens Holding Co.	5
26,495	Citizens Republic Bancorp, Inc. (a)	31
997	City Holding Co.	34
343	CNB Financial Corp.	5
1,939	CoBiz Financial, Inc.	12
1,972	Columbia Banking System, Inc.	40
2,211	Community Bank System, Inc.	50
1,034	Community Trust Bancorp, Inc.	28
5,760	CVB Financial Corp.	57
1,024	Eagle Bancorp, Inc. (a)	12
7,540	East West Bancorp, Inc.	131
359	Enterprise Bancorp, Inc.	4
440	Enterprise Financial Services Corp.	5
7,873	F.N.B. Corp.	64
490	Farmers Capital Bank Corp.	4
734	Financial Institutions, Inc.	11
983	First Bancorp North Carolina	13
5,313	First Bancorp Puerto Rico	13
637	First Bancorp, Inc. Maine	10
3,487	First Busey Corp.	15
426	First California Financial Group, Inc. (a)	1
5,961	First Commonwealth Financial Corp.	40
1,034	First Community Bancshares, Inc.	13
3,853	First Financial Bancorp	69
658	First Financial Bankshares, Inc.	34
820	First Financial Corp.	24
1,312	First Merchants Corp.	9
5,060	First Midwest Bancorp, Inc.	69
632	First South Bancorp, Inc.	8
5,847	FirstMerit Corp.	126
739	German American Bancorp, Inc.	11
4,775	Glacier Bancorp, Inc.	73
542	Great Southern Bancorp, Inc.	12
4,033	Guaranty Bancorp (a)	6
1,420	Hampton Roads Bankshares, Inc.	2
1,612	Hancock Holding Co.	67
2,932	Harleysville National Corp.	20
955	Heartland Financial USA, Inc.	15
688	Heritage Financial Corp. (a)	10
601	Home Bancorp, Inc. (a)	8
1,196	Home Bancshares, Inc.	32
1,827	IBERIABANK Corp.	110
1,447	Independent Bank Corp.	36
3,599	International Bancshares Corp.	83
2,842	Investors Bancorp, Inc. (a)	38
1,211	Lakeland Bancorp, Inc.	11
1,100	Lakeland Financial Corp.	21
1,347	MainSource Financial Group, Inc.	9
3,450	MB Financial, Inc.	78
352	Merchants Bancshares, Inc.	8
475	Metro Bancorp, Inc. (a)	7
459	MidSouth Bancorp, Inc.	8
1,490	Nara Bancorp, Inc. (a)	13
477	National Bankshares, Inc.	13
8,694	National Penn Bancshares, Inc.	60
2,326	NBT Bancorp, Inc.	53
1,332	Northfield Bancorp, Inc.	19
486	Northrim BanCorp, Inc.	8
145	Norwood Financial Corp.	4
291	Ohio Valley Banc Corp.	6
5,886	Old National Bancorp	70
145	Old Point Financial Corp.	2
836	Old Second Bancorp, Inc.	6
600	OmniAmerican Bancorp, Inc.	7
2,133	Oriental Financial Group, Inc.	29
212	Orrstown Financial Services, Inc.	5
3,526	Pacific Capital Bancorp (a)	6
1,310	Pacific Continental Corp.	14
1,780	PacWest Bancorp	41
724	Park National Corp.	45
562	Peapack-Gladstone Financial Corp.	9
132	Penns Woods Bancorp, Inc.	4
690	Peoples Bancorp, Inc.	11
281	Peoples Financial Corp.	4
2,304	Pinnacle Financial Partners, Inc. (a)	35
221	Porter Bancorp, Inc.	3
1,632	PremierWest Bancorp (a)	1
1,309	PrivateBancorp, Inc.	18
3,122	Prosperity Bancshares, Inc.	128
1,479	Renasant Corp.	24
634	Republic Bancorp, Inc., Class - A	12
557	Republic First Bancorp, Inc. (a)	2
1,611	S&T Bancorp, Inc.	34
481	S.Y. Bancorp, Inc.	11
1,559	Sandy Spring Bancorp, Inc.	23
343	Santander BanCorp (a)	4
899	SCBT Financial Corp.	33
638	Shore Bancshares, Inc.	9
560	Sierra Bancorp	7
553	Signature Bank (a)	20
1,145	Simmons First National Corp., Class - A	32
1,117	Smithtown Bancorp, Inc.	5
685	Southside Bancshares, Inc.	15
1,125	Southwest Bancorp, Inc.	9
1,120	State Bancorp, Inc.	9
1,543	StellarOne Corp.	21
1,723	Sterling Bancorp	17
6,774	Sterling Bancshares, Inc.	38
3,953	Sterling Financial Corp. (a)	2

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
212	Suffolk Bancorp	$7
1,050	Sun Bancorp, Inc. (a)	4
8,649	Susquehanna Bancshares, Inc.	85
2,480	SVB Financial Group (a)	116
2,222	Texas Capital Bancshares, Inc. (a)	42
1,344	The Bancorp, Inc. (a)	12
213	The Bank of Kentucky Financial Corp.	4
343	The First of Long Island Corp.	8
13,782	The South Financial Group, Inc.	10
424	The Wilber Corp.	3
397	Tompkins Financial Corp.	14
331	Tower Bancorp, Inc.	9
1,443	TowneBank	20
934	TriCo Bancshares	19
4,306	Trustmark Corp.	105
2,140	UMB Financial Corp.	87
6,421	Umpqua Holdings Corp.	85
1,670	Union First Market Bankshares Corp.	25
2,636	United Bankshares, Inc.	69
5,521	United Community Banks, Inc. (a)	24
414	United Security Bancshares, Inc.	6
1,136	Univest Corp. of Pennsylvania	21
1,012	Washington Banking Co.	13
935	Washington Trust Bancorp, Inc.	17
4,526	Webster Financial Corp.	79
1,599	WesBanco, Inc.	26
1,191	West Bancorp	8
869	Westamerica Bancorp	50
3,055	Western Alliance Bancorp (a)	17
1,298	Wilshire Bancorp, Inc.	14
2,039	Wintrust Financial Corp.	76
1,203	Yadkin Valley Financial Corp.	5

		3,962

	Reinsurance — 0.22%
452	Enstar Group Ltd. (a)	31
2,764	Flagstone Reinsurance Holdings Ltd.	32
1,879	Greenlight Capital Re Ltd., Class - A (a)	50
3,488	Maiden Holdings Ltd.	26
3,104	Max Capital Group Ltd.	71
4,749	Montpelier Re Holdings Ltd.	80
3,450	Platinum Underwriters Holdings Ltd.	128

		418

	Research and Consulting Services — 0.02%
132	CRA International, Inc. (a)	3
132	Diamond Management & Technology Consultants, Inc.	1
144	Franklin Covey Co. (a)	1
212	Hill International, Inc. (a)	1
206	Mistras Group, Inc. (a)	2
826	School Specialty, Inc. (a)	19
66	VSE Corp.	3

		30

	Residential REITs — 0.23%
3,529	American Campus Communities, Inc.	98
1,181	Associated Estates Realty Corp.	16
3,943	Education Realty Trust, Inc.	23
656	Equity Lifestyle Properties, Inc.	35
2,296	Home Properties, Inc.	107
897	Mid-America Apartment Communities, Inc.	47
3,336	Post Properties, Inc.	74
1,165	Sun Communities, Inc.	29
490	UMH Properties, Inc.	4

		433

	Restaurants — 0.15%
1,533	AFC Enterprises, Inc. (a)	16
503	Benihana, Inc., Class - A (a)	3
2,075	Bob Evans Farms, Inc.	64
425	Cracker Barrel Old Country Store, Inc.	20
2,289	Domino’s Pizza, Inc. (a)	31
13	Einstein Noah Restaurant Group, Inc. (a)	—
145	Frisch’s Restaurants, Inc.	3
454	Landry’s Restaurants, Inc. (a)	8
1,541	Luby’s, Inc. (a)	6
994	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	10
1,191	O’Charley’s, Inc. (a)	11
291	Papa John’s International, Inc. (a)	8
800	Red Robin Gourmet Burgers, Inc. (a)	20
4,296	Ruby Tuesday, Inc. (a)	45
440	Ruth’s Hospitality Group, Inc. (a)	2
411	Sonic Corp. (a)	5
88	The Steak n Shake Co. (a)	34

		286

	Retail REITs — 0.42%
2,047	Acadia Realty Trust	37
496	Agree Realty Corp.	11
54	Alexander’s, Inc. (a)	16
9,217	CBL & Associates Properties, Inc.	126
3,024	Cedar Shopping Centers, Inc.	24
13,845	Developers Diversified Realty Corp.	168
2,214	Equity One, Inc.	42
760	Getty Realty Corp.	18
4,340	Glimcher Realty Trust	22
4,646	Inland Real Estate Corp.	43
3,067	Kite Realty Group Trust	15
5,476	National Retail Properties, Inc.	125
2,681	Pennsylvania Real Estate Investment Trust	33
1,836	Ramco-Gershenson Properties Trust	21
156	Saul Centers, Inc.	6
1,320	Tanger Factory Outlet Centers, Inc.	57
1,431	Urstadt Biddle Properties, Inc., Class - A	23

		787

	Security & Alarm Services — 0.02%
765	Cornell Cos., Inc. (a)	14
66	GeoEye, Inc. (a)	2
690	The Geo Group, Inc. (a)	14

		30

	Semiconductor Equipment — 0.23%
462	Advanced Energy Industries, Inc. (a)	8
1,557	ATMI, Inc. (a)	30
4,321	Brooks Automation, Inc. (a)	38
1,379	Cabot Microelectronics Corp. (a)	52
1,605	Cohu, Inc.	22
2,056	Cymer, Inc. (a)	77
8,944	Entegris, Inc. (a)	45
211	FEI Co. (a)	5
212	FormFactor, Inc. (a)	4
1,057	MEMSIC, Inc. (a)	3
3,397	MKS Instruments, Inc. (a)	67
3,701	Photronics, Inc. (a)	19
1,331	Rudolph Technologies, Inc. (a)	11
1,157	Veeco Instruments, Inc. (a)	50

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductor Equipment (continued)
		431

	Semiconductors — 0.18%
1,246	Actel Corp. (a)	$17
979	ANADIGICS, Inc. (a)	5
212	CEVA, Inc. (a)	2
1,642	DSP Group, Inc. (a)	14
2,135	Exar Corp. (a)	15
1,399	GSI Technology, Inc. (a)	7
291	IXYS Corp. (a)	3
7,214	Lattice Semiconductor Corp. (a)	27
1,807	Micrel, Inc.	19
1,593	Microtune, Inc. (a)	4
3,454	OmniVision Technologies, Inc. (a)	59
1,723	Pericom Semiconductor Corp. (a)	18
1,484	RF Micro Devices, Inc. (a)	7
557	Sigma Designs, Inc. (a)	7
4,989	Silicon Image, Inc. (a)	15
5,282	Silicon Storage Technology, Inc. (a)	16
1,124	Standard Microsystems Corp. (a)	26
80	Techwell, Inc. (a)	2
4,290	Trident Microsystems, Inc. (a)	7
4,511	TriQuint Semiconductor, Inc. (a)	32
1,120	Virage Logic Corp. (a)	9
1,755	White Electronic Designs Corp. (a)	12
878	Zoran Corp. (a)	9

		332

	Soft Drinks — 0.02%
6,023	Heckmann Corp. (a)	35
423	National Beverage Corp.	5

		40

	Specialized Consumer Services — 0.08%
2,211	Jackson Hewitt Tax Service, Inc. (a)	4
701	Mac-Gray Corp.	8
3,917	Regis Corp.	73
401	Sotheby’s	13
518	Steiner Leisure Ltd. (a)	23
5,622	Stewart Enterprises, Inc., Class - A	35

		156

	Specialized Finance — 0.09%
701	Asset Acceptance Capital Corp. (a)	4
145	California First National Bancorp	2
926	Encore Capital Group, Inc. (a)	15
2,729	Fifth Street Finance Corp.	32
1,124	Medallion Financial Corp.	9
1,551	NewStar Financial, Inc. (a)	10
3,660	PHH Corp. (a)	86
1,397	Primus Guaranty Ltd. (a)	6

		164

	Specialized REITs — 0.60%
3,013	Ashford Hospitality Trust (a)	21
400	Chesapeake Lodging Trust	8
2,090	Cogdell Spencer, Inc.	15
8,374	DiamondRock Hospitality Co.	85
2,847	Entertainment Properties Trust	117
5,966	Extra Space Storage, Inc.	76
4,350	FelCor Lodging Trust, Inc. (a)	25
4,020	Healthcare Realty Trust, Inc.	94
8,047	Hersha Hospitality Trust	42
4,321	LaSalle Hotel Properties	101
1,361	LTC Properties, Inc.	37
5,533	Medical Properties Trust, Inc.	58
1,698	National Health Investors, Inc.	66
4,801	OMEGA Healthcare Investors, Inc.	93
1,100	Pebblebrook Hotel Trust (a)	23
1,315	Potlatch Corp.	46
1,816	Sovran Self Storage, Inc.	63
4,941	Strategic Hotels & Resorts, Inc. (a)	21
6,761	Sunstone Hotel Investors, Inc. (a)	75
5,302	U-Store-It Trust	38
358	Universal Health Realty Income Trust	13

		1,117

	Specialty Chemicals — 0.41%
1,550	A. Schulman, Inc.	38
1,448	Arch Chemicals, Inc.	50
5,899	Ferro Corp. (a)	52
3,361	H.B. Fuller Co.	78
1,839	ICO, Inc.	15
1,621	Innospec, Inc. (a)	18
400	Kraton Performance Polymers, Inc.	7
1,299	Minerals Technologies, Inc.	67
2,097	OM Group, Inc. (a)	71
5,269	PolyOne Corp. (a)	54
751	Quaker Chemical Corp.	20
3,323	Rockwood Holdings, Inc. (a)	89
3,266	Sensient Technologies Corp.	95
39	Stepan Co.	2
3,440	W. R. Grace & Co. (a)(b)	96
1,884	Zoltek Cos., Inc. (a)	18

		770

	Specialty Stores — 0.11%
491	Books-A-Million, Inc.	4
3,751	Borders Group, Inc. (a)	6
1,272	Build-A-Bear Workshop, Inc. (a)	9
2,699	Cabela’s, Inc. (a)	47
765	Conn’s, Inc. (a)	6
1,067	Jo-Ann Stores, Inc. (a)	45
1,451	OfficeMax, Inc. (a)	24
4,686	Sally Beauty Holdings, Inc. (a)	42
311	Vitamin Shoppe, Inc. (a)	7
1,056	West Marine, Inc. (a)	11
1,805	Zale Corp. (a)	5

		206

	Steel — 0.05%
1,123	A.M. Castle & Co. (a)	15
2,328	China Precision Steel, Inc. (a)	5
714	General Steel Holdings, Inc. (a)	3
841	Haynes International, Inc.	30
621	Olympic Steel, Inc.	20
571	Sutor Technology Group Ltd. (a)	2
478	Universal Stainless & Alloy Products, Inc. (a)	11
312	Worthington Industries, Inc.	5

		91

	Systems Software — 0.03%
132	Double-Take Software, Inc. (a)	1
637	Dynamics Research Corp. (a)	7
192	Fortinet, Inc. (a)	3
1,188	Pervasive Software, Inc. (a)	6
3,506	SonicWALL, Inc. (a)	31

		48

	Technology Distributors — 0.08%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Technology Distributors (continued)
1,094	Agilysys, Inc.	$12
1,198	Electro Rent Corp.	16
2,623	Insight Enterprises, Inc. (a)	38
701	PC Connection, Inc. (a)	4
575	PC Mall, Inc. (a)	3
1,661	ScanSource, Inc. (a)	48
1,059	SYNNEX Corp. (a)	31

		152

	Textiles — 0.01%
2,881	Unifi, Inc. (a)	11

	Thrifts & Mortgage Finance — 0.51%
1,480	Abington Bancorp, Inc.	12
5,844	Astoria Financial Corp.	85
3,274	Bank Mutual Corp.	21
1,437	BankFinancial Corp.	13
2,233	Beneficial Mutual Bancorp, Inc. (a)	21
951	Berkshire Hills Bancorp, Inc.	17
2,966	Brookline Bancorp, Inc.	32
131	Brooklyn Federal Bancorp, Inc.	1
144	Cheviot Financial Corp.	1
637	Clifton Savings Bancorp, Inc.	6
1,412	Danvers Bancorp, Inc.	20
1,796	Dime Community Bancshares	23
425	Doral Financial Corp. (a)	2
694	ESB Financial Corp.	9
1,090	ESSA Bancorp, Inc.	14
642	First Defiance Financial Corp.	7
1,081	First Financial Holdings, Inc.	16
1,212	First Financial Northwest, Inc.	8
291	First Financial Service Corp.	3
5,083	Flagstar Bancorp, Inc. (a)	3
1,997	Flushing Financial Corp.	25
424	Fox Chase Bancorp, Inc. (a)	5
132	Heritage Financial Group	2
1,122	Home Federal Bancorp, Inc.	16
291	K-Fed Bancorp	3
1,023	Kearny Financial Corp.	11
212	Kentucky First Federal Bancorp	2
553	Legacy Bancorp, Inc.	5
766	Meridian Interstate Bancorp, Inc. (a)	8
8,581	MGIC Investment Corp. (a)	94
281	NASB Financial, Inc.	7
7,208	NewAlliance Bancshares, Inc.	91
425	Northeast Community Bancorp, Inc.	3
2,533	Northwest Bancshares, Inc.	30
915	OceanFirst Financial Corp.	10
3,824	Ocwen Financial Corp. (a)	42
145	Oritani Financial Corp.	2
4,131	Provident Financial Services, Inc.	49
2,337	Provident New York Bancorp	22
65	Prudential Bancorp, Inc. of Pennsylvania	1
5,650	Radian Group, Inc.	88
640	Rockville Financial, Inc.	8
356	Roma Financial Corp.	4
767	Territorial Bancorp, Inc.	15
4,871	The PMI Group, Inc. (a)	26
487	Tree.com, Inc. (a)	4
3,249	TrustCo Bank Corp.	20
928	United Financial Bancorp, Inc.	13
556	Waterstone Financial, Inc. (a)	2
2,155	Westfield Financial, Inc.	20
488	WSFS Financial Corp.	19

		961

	Tobacco — 0.05%
1,709	Alliance One International, Inc. (a)	9
1,511	Universal Corp.	79

		88

	Trading Companies & Distributors — 0.17%
1,691	Aceto Corp.	10
3,280	Aircastle Ltd.	31
2,885	Applied Industrial Technologies, Inc.	72
569	Beacon Roofing Supply, Inc. (a)	11
863	BlueLinx Holdings, Inc. (a)	3
572	DXP Enterprises, Inc. (a)	7
1,853	H&E Equipment Services, Inc. (a)	20
666	Houston Wire & Cable Co.	8
2,188	Interline Brands, Inc. (a)	42
277	Kaman Corp.	7
291	Lawson Products, Inc.	4
1,715	Rush Enterprises, Inc., Class - A (a)	23
957	TAL International Group, Inc.	19
599	Textainer Group Holdings Ltd.	13
66	Titan Machinery, Inc. (a)	1
4,047	United Rentals, Inc. (a)	38
145	Watsco, Inc.	8
358	Willis Lease Finance Corp. (a)	6

		323

	Trucking — 0.22%
625	AMERCO, Inc. (a)	34
1,700	Arkansas Best Corp.	51
2,943	Avis Budget Group, Inc. (a)	34
291	Celadon Group, Inc. (a)	4
1,971	Dollar Thrifty Automotive Group, Inc. (a)	63
1,282	Heartland Express, Inc.	21
806	Knight Transportation, Inc.	17
1,592	Old Dominion Freight Line, Inc. (a)	53
38	Patriot Transportation Holding, Inc. (a)	3
928	Saia, Inc. (a)	13
423	Universal Truckload Services, Inc. (a)	8
145	USA Truck, Inc. (a)	2
2,914	Werner Enterprises, Inc.	68
69,588	YRC Worldwide, Inc. (a)	38

		409

	Water Utilities — 0.10%
1,206	American States Water Co.	42
392	Artesian Resources Corp., Class - A	7
1,176	California Water Service Group	44
556	Connecticut Water Service, Inc.	13
714	Consolidated Water Co. Ltd.	10
966	Middlesex Water Co.	16
278	Pennichuck Corp.	6
894	SJW Corp.	23
1,691	Southwest Water Co.	18
556	The York Water Co.	8

		187

	Wireless Telecommunication Services — 0.01%
806	Syniverse Holdings, Inc. (a)	16
145	USA Mobility, Inc.	2

		18

	Total SSgA Funds Management, Inc.	36,491

	Sterling Johnston Capital Management, L.P. — 17.89%
	Aerospace & Defense — 0.93%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Aerospace & Defense (continued)
20,984	AAR Corp. (a)	$521
11,509	HEICO Corp.	593
9,035	Triumph Group, Inc.	633

		1,747

	Apparel Retail — 1.28%
26,667	AnnTaylor Stores Corp. (a)	552
28,555	Collective Brands, Inc. (a)	649
22,117	The Dress Barn, Inc. (a)	579
11,909	The Gymboree Corp. (a)	615

		2,395

	Apparel, Accessories & Luxury Goods — 0.66%
10,250	Columbia Sportswear Co.	538
12,600	Hanesbrands, Inc. (a)	351
7,250	The Warnaco Group, Inc. (a)	346

		1,235

	Application Software — 1.20%
9,654	Blackboard, Inc. (a)	402
74,778	Compuware Corp. (a)	628
7,939	Concur Technologies, Inc. (a)	326
18,602	JDA Software Group, Inc. (a)	518
19,487	SuccessFactors, Inc. (a)	371

		2,245

	Auto Parts & Equipment — 0.15%
27,467	American Axle & Manufacturing Holdings, Inc. (a)	274

	Biotechnology — 0.42%
12,512	AMAG Pharmaceuticals, Inc. (a)	437
59,662	Orexigen Therapeutics, Inc. (a)	351

		788

	Communications Equipment — 0.51%
16,392	NETGEAR, Inc. (a)	428
18,612	Riverbed Technology, Inc. (a)	528

		956

	Data Processing & Outsourced Services — 0.15%
15,609	CyberSource Corp. (a)	275

	Diversified Metals & Mining — 0.17%
10,636	RTI International Metals, Inc. (a)	323

	Diversified Support Services — 0.25%
21,096	Healthcare Services Group, Inc.	472

	Electrical Components & Equipment — 0.81%
22,079	EnerSys (a)	545
38,124	GrafTech International Ltd. (a)	521
20,900	Harbin Electric, Inc. (a)	451

		1,517

	Electronic Manufacturing Services — 0.09%
21,400	SMART Modular Technologies (WWH), Inc. (a)	165

	Footwear — 0.18%
7,000	Steven Madden Ltd. (a)	342

	Health Care Equipment — 0.81%
19,050	Abaxis, Inc. (a)	518
25,800	CONMED Corp. (a)	614
12,269	SonoSite, Inc. (a)	394

		1,526

	Health Care Services — 0.55%
12,746	Catalyst Health Solutions, Inc. (a)	527
17,644	Gentiva Health Services, Inc. (a)	499

		1,026

	Health Care Supplies — 0.39%
28,344	Align Technology, Inc. (a)	548
7,325	Neogen Corp. (a)	184

		732

	Home Entertainment Software — 0.48%
67,950	Giant Interactive Group, Inc. - ADR (a)	517
10,210	Perfect World Co. Ltd. - Sponsored ADR (a)	383

		900

	Homefurnishing Retail — 0.18%
10,387	Aaron’s, Inc.	346

	Human Resource & Employment Services — 0.48%
23,407	Korn/Ferry International (a)	413
30,979	TrueBlue, Inc. (a)	480

		893

	Industrial Machinery — 0.54%
14,200	Barnes Group, Inc.	276
6,000	Kennametal, Inc.	169
8,200	Nordson Corp.	557

		1,002

	Internet Retail — 0.27%
20,782	Shutterfly, Inc. (a)	501

	Internet Software & Services — 0.41%
7,811	MercadoLibre, Inc. (a)	377
37,674	ValueClick, Inc. (a)	382

		759

	Investment Banking & Brokerage — 0.08%
5,100	Evercore Partners, Inc., Class - A	153

	Life Sciences Tools & Services — 0.25%
63,200	Affymetrix, Inc. (a)	464

	Marine Ports & Services — 0.24%
15,958	Aegean Marine Petroleum Network, Inc.	453

	Oil & Gas Equipment & Services — 0.39%
7,000	CARBO Ceramics, Inc.	436
24,937	Complete Production Services, Inc. (a)	288

		724

	Oil & Gas Exploration & Production — 0.27%
41,972	Resolute Energy Corp. (a)	508

	Oil & Gas Storage & Transportation — 0.03%
5,200	Scorpio Tankers, Inc. (a)	65

	Packaged Foods & Meats — 0.53%
9,900	American Italian Pasta Co., Class - A (a)	385
26,400	Del Monte Foods Co.	385
20,200	Pilgrim’s Pride Corp., Class - B (a)	215

		985

	Paper Packaging — 0.23%
71,077	Boise, Inc. (a)	436

	Pharmaceuticals — 0.93%
28,840	Impax Laboratories, Inc. (a)	516
23,140	Nektar Therapeutics (a)	352
15,974	Par Pharmaceutical Cos., Inc. (a)	396
35,062	ViroPharma, Inc. (a)	478

		1,742

	Real Estate Services — 0.17%
14,187	Altisource Portfolio Solutions SA (a)	318

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Regional Banks — 0.33%
11,600	MB Financial, Inc.	$261
26,700	Umpqua Holdings Corp.	354

		615

	Security & Alarm Services — 0.23%
14,457	GeoEye, Inc. (a)	427

	Semiconductor Equipment — 0.58%
56,100	Kulicke & Soffa Industries, Inc. (a)	406
17,550	MKS Instruments, Inc. (a)	344
29,500	Verigy Ltd. (a)	330

		1,080

	Semiconductors — 1.26%
32,137	Cypress Semiconductor Corp. (a)	370
21,023	Diodes, Inc. (a)	471
32,183	Fairchild Semiconductor International, Inc. (a)	343
32,670	Intersil Corp., Class - A	482
43,412	TriQuint Semiconductor, Inc. (a)	304
37,007	Zoran Corp. (a)	398

		2,368

	Specialty Chemicals — 0.28%
51,607	PolyOne Corp. (a)	529

	Specialty Stores — 0.40%
11,187	Jo-Ann Stores, Inc. (a)	469
12,100	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	274

		743

	Systems Software — 0.21%
18,706	CommVault Systems, Inc. (a)	399

	Thrifts & Mortgage Finance — 0.30%
51,633	MGIC Investment Corp. (a)	566

	Trucking — 0.27%
15,908	Dollar Thrifty Automotive Group, Inc. (a)	511

	Total Sterling Johnston Capital Management, L.P.	33,505

	Total Common Stocks	182,059

	Preferred Stocks — 0.01%
	Home Furnishings — 0.01%
100	Sealy Corp.	10

	Total Preferred Stocks	10

	U.S. Treasury Obligations — 0.05%
	SSgA Funds Management, Inc. — 0.05%
$100	U.S. Treasury Bills, 0.14%, 6/17/10(c)(d)	100

	Total U.S. Treasury Obligations	100

	Time Deposits — 2.52%
648	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	648

	Frontier Capital Management Company, LLC — 1.26%
2,353	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	2,353

	IronBridge Capital Management LP — 0.39%
726	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	726

	Sterling Johnston Capital Management, L.P. — 0.53%
989	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	989

	Total Time Deposits	4,716

	Mutual Funds — 0.28%
	SSgA Funds Management, Inc. — 0.28%
512,885	Alliance Money Market Fund Prime Portfolio, 0.11%(e)	513
697	Kayne Anderson Energy Development Fund	11

	Total Mutual Funds	524

	Total Investments (cost $165,592) — 100.07%	187,409
	Liabilities in excess of other assets — (0.07)%	(124)

	Net Assets — 100.00%	$187,285

Amounts designated as “-” are $0 or have been rounded to $0.

(a)	Representsnon-income producing security.
(b)	Escrowsecurity due to bankruptcy.
(c)	Rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(e)	VariableRate Security. The rate reflected is the rate in effect on March 31, 2010.
ADR	- American Depositary Receipt
REITs	- Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
7	Russell 2000 Mini Future	$474	Jun-10	$—

	Net Unrealized Appreciation / Depreciation			$—

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.58%
	Diversified Real Estate Activities — 3.36%
286,000	Brookfield Asset Management, Inc., Class - A	$7,270
	Diversified REITs — 9.08%
1,419,350	Dexus Property Group	1,055
90,900	Liberty Property Trust	3,085
14,800	PS Business Parks, Inc.	790
194,508	Vornado Realty Trust	14,724
	Total Diversified REITs	19,654
	Health Care Facilities — 1.49%
154,700	Brookdale Senior Living, Inc. (a)	3,222
	Hotels, Resorts & Cruise Lines — 2.79%
36,069	Accor SA	1,995
96,300	Marriott International, Inc., Class - A	3,035
245,629	Thomas Cook Group PLC	1,006
	Total Hotels, Resorts & Cruise Lines	6,036
	Industrial REITs — 7.12%
526,800	AMB Property Corp.	14,350
54,000	Terreno Realty Corp. (a)	1,066
	Total Industrial REITs	15,416
	Mortgage REITs — 0.95%
111,500	CreXus Investment Corp.	1,491
78,400	MFA Financial, Inc.	577
	Total Mortgage REITs	2,068
	Office REITs — 9.43%
58,200	Alexandria Real Estate Equities, Inc.	3,934
68,000	Boston Properties, Inc.	5,130
526,845	Douglas Emmett, Inc.	8,098
262,100	Duke Realty Corp.	3,250
	Total Office REITs	20,412
	Real Estate Operating Companies — 3.96%
595,400	Forest City Enterprises, Inc., Class - A (a)	8,580
	Residential REITs — 11.49%
60,500	AvalonBay Communities, Inc.	5,224
121,900	Camden Property Trust	5,075
160,200	Equity Residential	6,272
17,100	Essex Property Trust, Inc.	1,538
383,000	UDR, Inc.	6,756
	Total Residential REITs	24,865
	Retail REITs — 25.55%
350,102	Hammerson PLC	2,090
893,800	Kimco Realty Corp.	13,979
350,500	Regency Centers Corp.	13,133
56,500	RioCan Real Estate Investment Trust	1,028
80,477	Saul Centers, Inc.	3,332
103,019	Simon Property Group, Inc.	8,643
122,996	The Macerich Co.	4,712
25,798	Unibail-Rodamco SE	5,226
285,668	Westfield Group	3,161
	Total Retail REITs	55,304
	Specialized REITs — 15.36%
833,643	Host Hotels & Resorts, Inc.	12,213
138,100	Plum Creek Timber Co., Inc.	5,374
113,700	Public Storage	10,459
109,800	Ventas, Inc.	5,213
	Total Specialized REITs	33,259

	Total Common Stocks	196,086

	Mutual Funds — 10.74%
23,238,000	SSgA Prime Money Market Fund, 0.06% (b)	23,238

	Total Mutual Funds	23,238

	Total Investments (cost $180,711) — 101.32%	219,324
	Liabilities in excess of other assets — (1.32)%	(2,853)

	Net Assets — 100.00%	216,471

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.
REITs	- Real Estate Investment Trusts

Currency Contracts
Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
46,403	Canadian Dollars	4/6/10	$46	$46	$—
171,925	Euro	4/6/10	231	232	1

	Net Unrealized Appreciation / Depreciation		$277	$278	$1

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.08%
	Artisan Partners LP — 22.94%
	Australia — 0.04%
92,444	Foster’s Group Ltd. (Brewers)	$449

	Belgium — 0.35%
46,276	Anheuser-Busch InBev NV (Brewers)	2,331
33,860	Umicore (Specialty Chemicals)	1,182

		3,513

	Brazil — 0.25%
63,694	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	2,522

	Canada — 0.55%
98,158	Canadian Pacific Railway Ltd. (Railroads)	5,520

	Cayman Islands — 0.10%
993	Baidu, Inc. - Sponsored ADR (Internet Software & Services) (a)	593
10,214	Ctrip.com International Ltd. - ADR (Hotels, Resorts & Cruise Lines) (a)	400

		993

	China — 0.71%
3,256,324	China Construction Bank Corp., H Shares (Diversified Banks)	2,667
605,500	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	2,901
173,342	China Merchants Bank Co. Ltd., H Shares (Diversified Banks) (b)	469
298,615	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	1,100

		7,137

	Denmark — 0.29%
120,785	Danske Bank A/S (Diversified Banks) (a)	2,972

	France — 3.01%
56,920	Accor SA (Hotels, Resorts & Cruise Lines)	3,149
64,951	BNP Paribas (Diversified Banks)	4,988
27,643	Compagnie de Saint-Gobain (Building Products)	1,329
87,892	Credit Agricole SA (Diversified Banks)	1,538
459,825	Natixis (Diversified Banks) (a)	2,481
70,359	Pernod Ricard SA (Distillers & Vintners)	5,974
61,272	Societe Generale (Diversified Banks)	3,853
14,376	Unibail-Rodamco SE (Retail REITs)	2,912
71,595	Vinci SA (Construction & Engineering)	4,219

		30,443

	Germany — 3.30%
100,357	Bayer AG (Pharmaceuticals)	6,778
115,398	Daimler AG - Registered (Automobile Manufacturers)	5,443
6,721	Deutsche Boerse AG (Specialized Finance)	498
276,154	Deutsche Post AG (Air Freight & Logistics)	4,777
61,930	Linde AG (Industrial Gases)	7,360
38,672	Muenchener Rueckversicherungs-Gesellschaft AG - Registered (Reinsurance)	6,283
1,128	Rhoen-Klinikum AG (Health Care Facilities)	29
25,418	RWE AG (Multi-Utilities)	2,257

		33,425

	Hong Kong — 1.80%
98,885	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	687
208,700	Esprit Holdings Ltd. (Apparel Retail)	1,647
2,296,718	Genting Singapore PLC (Casinos & Gaming)(a)	1,453
1,564,391	Huabao International Holdings Ltd. (Specialty Chemicals)	1,880
2,524,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,925
654,000	Li & Fung Ltd. (Distributors)	3,218
749,030	NWS Holdings Ltd. (Industrial Conglomerates)	1,495
1,434,721	Sands China Ltd. (Casinos & Gaming) (a)	2,280
19,800	Tencent Holdings Ltd. (Internet Software & Services)	397
366,567	The Bank of East Asia Ltd. (Diversified Banks)	1,350
1,322,300	Wynn Macau Ltd. (Casinos & Gaming) (a)	1,908

		18,240

	India — 0.32%
76,710	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	3,276

	Ireland — 1.29%
89,654	Accenture PLC, Class - A (IT Consulting & Other Services)	3,761
92,879	Covidien PLC (Health Care Equipment)	4,670
475,497	Experian PLC (Research and Consulting Services)	4,679

		13,110

	Italy — 0.38%
1,038,953	Intesa Sanpaolo (Diversified Banks) (a)	3,869

	Japan — 1.91%
77,328	DENSO Corp. (Auto Parts & Equipment)	2,304
10,100	FAST RETAILING Co. Ltd. (Apparel Retail)	1,756
74,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	2,613
25,100	Mitsubishi Corp. (Trading Companies & Distributors)	658
134,100	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	703
347,700	MITSUI & CO. Ltd. (Trading Companies & Distributors)	5,844
23,750	Nitori Co. Ltd. (Homefurnishing Retail)	1,804
123,086	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	2,717
36,100	The Tokyo Electric Power Co., Inc. (Electric Utilities)	962

		19,361

	Netherlands — 2.39%
57,407	Akzo Nobel NV (Diversified Chemicals)	3,271
323,163	ASML Holding NV (Semiconductor Equipment)	11,548
604,910	ING Groep NV (Other Diversified Financial Services) (a)	6,039
116,399	TNT NV (Air Freight & Logistics)	3,337

		24,195

	Singapore — 0.24%
387,600	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks)	2,414

	Spain — 0.18%
27,633	Industria de Diseno Textil SA (Apparel Retail) (c)	1,821

	Sweden — 0.27%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Sweden (continued)
60,291	AB SKF, B Shares (Industrial Machinery)	$1,072
135,280	Sandvik AB (Industrial Machinery)	1,691

		2,763

	Switzerland — 2.61%
81,083	Holcim Ltd. - Registered (Construction Materials) (a)	6,046
138,320	Nestle SA - Registered (Packaged Foods & Meats)	7,086
90,557	Novartis AG - Registered (Pharmaceuticals)	4,893
7,416	Roche Holding AG (Pharmaceuticals)	1,237
30,850	Roche Holding AG - Genusscheine (Pharmaceuticals)	5,005
133,601	UBS AG - Registered (Diversified Capital Markets) (a)	2,172

		26,439

	Taiwan — 0.24%
230,965	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	2,423

	United Kingdom — 2.34%
14,288	Carnival PLC (Hotels, Resorts & Cruise Lines)	586
360,421	HSBC Holdings PLC (Diversified Banks)	3,653
72,752	HSBC Holdings PLC (Diversified Banks)	741
142,202	Imperial Tobacco Group PLC (Tobacco)	4,337
772,149	Kingfisher PLC (Home Improvement Retail)	2,512
127,795	National Grid PLC (Multi-Utilities)	1,244
283,390	Smith & Nephew PLC (Health Care Equipment)	2,823
34,988	Standard Chartered PLC (Diversified Banks)	954
1,043,617	Tesco PLC (Food Retail)	6,895

		23,745

	United States — 0.37%
71,766	Philip Morris International, Inc. (Tobacco)	3,743

	Total Artisan Partners LP	232,373

	Capital Guardian Trust Co. — 39.75%
	Australia — 1.37%
93,621	Brambles Ltd. (Diversified Support Services)	632
157,549	Coca-Cola Amatil Ltd. (Soft Drinks)	1,626
43,993	CSL Ltd. (Biotechnology)	1,470
59,870	Iluka Resources Ltd. (Diversified Metals & Mining)(a)	241
58,736	Newcrest Mining Ltd. (Gold)	1,769
268,687	OneSteel Ltd. (Steel)	961
428,481	Qantas Airways Ltd. (Airlines)(a)	1,116
1,375,581	Telstra Corp. Ltd. (Integrated Telecommunication Services)(c)	3,773
33,752	Westpac Banking Corp. (Diversified Banks)	862
56,664	Woolworths Ltd. (Food Retail)	1,456

		13,906

	Austria — 0.26%
27,961	Andritz AG (Industrial Machinery)	1,656
55,020	Telekom Austria AG (Integrated Telecommunication Services)	769
4,732	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	250

		2,675

	Bermuda — 0.07%
21,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	719

	Brazil — 0.35%
10,700	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	424
111,900	Vale SA - Sponsored ADR (Diversified Metals & Mining)	3,106

		3,530

	Canada — 2.17%
91,900	Barrick Gold Corp. (Gold)	3,523
26,700	BCE, Inc. (Integrated Telecommunication Services)	785
115,400	Cameco Corp. (Coal & Consumable Fuels)	3,161
27,600	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	2,043
31,200	Cenovus Energy, Inc. (Integrated Oil & Gas)	815
38,800	Centerra Gold, Inc. (Gold)(a)	508
150,500	Centerra Gold, Inc. (Gold)(a)(c)	1,971
14,500	Inmet Mining Corp. (Diversified Metals & Mining)	843
30,200	Intact Financial Corp. (Property & Casualty Insurance)	1,333
47,300	Kinross Gold Corp. (Gold)	809
26,900	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	3,213
40,100	Research In Motion Ltd. (Communications Equipment)(a)	2,972

		21,976

	Cayman Islands — 0.02%
16,200	Suntech Power Holdings Co. Ltd. - ADR (Electrical Components & Equipment)(a)	227

	China — 0.35%
1,994,000	Bank of China Ltd., H Shares (Diversified Banks)	1,063
521,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	643
432,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,869

		3,575

	Denmark — 0.32%
41,588	Novo Nordisk A/S, Class - B (Pharmaceuticals)	3,228

	Finland — 0.52%
76,710	Nokia Corp. Oyj (Communications Equipment)	1,194
84,929	Sampo Oyj, A Shares (Multi-line Insurance)	2,253
238,761	Stora Enso Oyj, R Shares (Paper Products)	1,819

		5,266

	France — 4.95%
20,126	Air Liquide SA (Industrial Gases)	2,416
49,700	AXA SA (Multi-line Insurance)(c)	1,105
87,611	BNP Paribas (Diversified Banks)(c)	6,728
101,501	Bouygues SA (Construction & Engineering)	5,102
7,278	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	536
76,193	Danone SA (Packaged Foods & Meats)	4,589
142,185	France Telecom SA (Integrated Telecommunication Services)	3,402
37,705	GDF Suez (Multi-Utilities)	1,456
17,415	JC Decaux SA (Advertising)(a)	487
77,537	L’Oreal SA (Personal Products)	8,153

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
23,355	Lafarge SA (Construction Materials) (c)	$1,643
6,573	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	768
75,097	Pernod Ricard SA (Distillers & Vintners)	6,376
22,046	PSA Peugeot Citroen (Automobile Manufacturers) (a)	649
12,392	Total SA (Integrated Oil & Gas)	719
97,937	Veolia Environnement (Multi-Utilities)	3,397
97,292	Vivendi SA (Movies & Entertainment)	2,604

		50,130

	Germany — 3.26%
19,488	Allianz SE (Multi-line Insurance)	2,446
46,810	Bayer AG (Pharmaceuticals)	3,162
11,572	Bayerische Motoren Werke AG (Automobile Manufacturers)	535
74,047	Daimler AG - Registered (Automobile Manufacturers)	3,493
64,088	Deutsche Bank AG (Diversified Capital Markets)	4,942
32,144	Deutsche Post AG (Air Freight & Logistics)	556
22,381	E.ON AG (Electric Utilities)	826
24,108	HeidelbergCement AG (Construction Materials)	1,350
10,692	K+S AG (Fertilizers & Agricultural Chemicals) (c)	648
6,831	Linde AG (Industrial Gases)	812
29,166	Metro AG (Hypermarkets & Super Centers)	1,730
25,127	Muenchener Rueckversicherungs-Gesellschaft AG - Registered (Reinsurance)	4,082
9,242	RWE AG (Multi-Utilities)	821
80,781	SAP AG (Application Software)	3,908
36,524	Siemens AG - Registered (Industrial Conglomerates)	3,663

		32,974

	Hong Kong — 1.11%
380,000	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	906
325,700	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	812
1,774,000	Industrial and Commerical Bank of China Ltd., H Shares (Diversified Banks)	1,353
126,000	Li & Fung Ltd. (Distributors)	620
91,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,369
61,500	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	740
384,380	The Bank of East Asia Ltd. (Diversified Banks)	1,416
454,000	The Link REIT (Retail REITs)	1,119
451,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	2,541
172,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	407

		11,283

	India — 0.20%
5,000	HDFC Bank Ltd. - ADR (Diversified Banks)	697
10,900	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	465
18,800	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)*	900

		2,062

	Ireland — 0.48%
193,429	CRH PLC (Construction Materials)	4,830

	Israel — 0.06%
44,739	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	606

	Italy — 0.07%
232,350	UniCredit SpA (Diversified Banks) (a)(c)	686

	Japan — 7.96%
75,000	CHIYODA CORPORATION (Construction & Engineering)	745
103,000	DENSO Corp. (Auto Parts & Equipment)	3,069
8,700	East Japan Railway Co. (Railroads)	605
53,100	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	1,750
16,100	Honda Motor Co. Ltd. (Automobile Manufacturers)	568
1,040,000	ISUZU MOTORS Ltd. (Automobile Manufacturers) (a)	2,815
59,000	JGC Corp. (Construction & Engineering)	1,053
121,000	Kawasaki Kisen Kaisha Ltd. (Marine) (a)	483
19,200	Keyence Corp. (Electronic Equipment & Instruments)	4,589
31,100	Kurita Water Industries Ltd. (Industrial Machinery)	880
370,000	Mazda Motor Corp. (Automobile Manufacturers)	1,041
107,900	Mitsubishi Corp. (Trading Companies & Distributors)	2,828
128,600	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	674
49,900	MITSUI & CO. Ltd. (Trading Companies & Distributors)	839
35,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	594
453,000	Mitsui O.S.K. Lines Ltd. (Marine)	3,252
82,300	Murata Manufacturing Co. Ltd. (Electronic Components)	4,675
8,300	NIDEC Corp. (Electronic Components)	890
21,400	Nintendo Co. Ltd. (Home Entertainment Software)	7,166
1,467	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,235
33,700	Oracle Corp. Japan (Systems Software)	1,563
976,000	Shinsei Bank Ltd. (Regional Banks)	1,180
11,400	Shiseido Co. Ltd. (Personal Products)	248
26,900	SMC Corp. (Industrial Machinery)	3,652
341,700	Softbank Corp. (Wireless Telecommunication Services)	8,419
200,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	978
286,600	Sumitomo Corp. (Trading Companies & Distributors)	3,296
57,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	848
62,100	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks) (c)	2,053
53,900	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	1,190

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
33,600	SYSMEX CORPORATION (Health Care Equipment)	$1,970
15,300	TDK Corp. (Electronic Components)	1,018
23,500	Terumo Corp. (Health Care Equipment)	1,252
1,032	The Dai-ichi Life Insurance Co. (Life & Health Insurance)(a)(c)	1,546
43,600	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,228
43,300	Tokyo Electron Ltd. (Semiconductor Equipment)	2,872
134,000	Toshiba Corp. (Computer Hardware)(a)	692
19,600	Toyota Motor Corp. (Automobile Manufacturers)	785
146,500	Trend Micro, Inc. (Systems Software)	5,110

		80,651

	Jersey — 0.26%
116,845	Shire PLC (Pharmaceuticals)	2,578

	Luxembourg — 0.18%
37,368	SES - FDR (Cable & Satellite)	925
36,820	SES - FDR, Class - A (Cable & Satellite)	930

		1,855

	Mexico — 0.56%
80,600	America Movil SAB de CV - ADR, Series L (Wireless Telecommunication Services)	4,057
101,400	Telefonos de Mexico SAB de CV, Series L - Sponsored ADR (Integrated Telecommunication Services)	1,582

		5,639

	Netherlands — 2.09%
60,778	ASML Holding NV (Semiconductor Equipment)	2,172
28,428	ASML Holding NV - Registered (Semiconductor Equipment)	1,006
41,426	Gemalto NV (Computer Storage & Peripherals)(a)	1,792
114,764	Koninklijke Ahold NV (Food Retail)	1,530
693,198	Koninklijke KPN NV (Integrated Telecommunication Services)	10,981
74,795	Unilever NV (Packaged Foods & Meats)	2,262
66,901	Wolters Kluwer NV (Publishing)	1,451

		21,194

	Norway — 0.29%
100,800	Seadrill Ltd. (Oil & Gas Drilling)	2,351
76,400	Storebrand ASA (Life & Health Insurance)(a)	604

		2,955

	Papua New Guinea — 0.14%
252,542	Oil Search Ltd. (Oil & Gas Exploration & Production)(c)	1,381

	Russia — 0.36%
155,878	Gazprom - Sponsored ADR (Integrated Oil & Gas)	3,658

	Singapore — 0.34%
868,000	CapitaMalls Asia Ltd. (Real Estate Operating Companies)(a)(c)	1,403
163,000	DBS Group Holdings Ltd. (Diversified Banks)	1,667
84,000	Wilmar International Ltd. (Industrial Conglomerates)	402

		3,472

	South Africa — 0.09%
22,115	Sasol Ltd. (Integrated Oil & Gas)	920

	South Korea — 0.75%
38,500	Hynix Semiconductor, Inc. (Semiconductors)(a)	909
8,500	Hyundai Mobis (Auto Parts & Equipment)	1,127
8,980	LG Chem Ltd. (Commodity Chemicals)	1,909
4,967	Samsung Electronics Co. Ltd. (Semiconductors)	3,592

		7,537

	Spain — 0.47%
139,235	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	1,905
111,176	Banco Santander SA (Diversified Banks)	1,477
13,572	Industria de Diseno Textil SA (Apparel Retail)	895
18,380	Telefonica SA (Integrated Telecommunication Services)	435

		4,712

	Sweden — 0.69%
95,350	Assa Abloy AB, Class - B (Building Products)	1,867
31,907	Hennes & Mauritz AB, B Shares (Apparel Retail)	2,074
69,512	Sandvik AB (Industrial Machinery)	869
99,728	Svenska Cellulosa AB, B Shares (Paper Products)	1,406
77,950	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)	785

		7,001

	Switzerland — 3.14%
18,925	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	733
21,086	Credit Suisse Group AG - Registered (Diversified Capital Markets)	1,087
70,983	Holcim Ltd. - Registered (Construction Materials)(a)(c)	5,293
45,987	Nestle SA - Registered (Packaged Foods & Meats)	2,356
47,576	Novartis AG - Registered (Pharmaceuticals)	2,570
73,660	Roche Holding AG - Genusscheine (Pharmaceuticals)	11,949
10,000	Swisscom AG - Registered (Integrated Telecommunication Services)	3,651
8,422	Synthes, Inc. (Health Care Equipment)	1,052
189,228	UBS AG - Registered (Diversified Capital Markets)(a)(c)	3,077

		31,768

	Taiwan — 0.49%
170,506	Acer, Inc. - Sponsored GDR (Computer Hardware)	2,532
20,987	HTC Corp. - Sponsored GDR (Computer Hardware)*	981
141,799	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	1,487

		5,000

	United Kingdom — 6.38%
58,422	Anglo American PLC (Diversified Metals & Mining)(a)	2,548

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
546,938	ARM Holdings PLC (Semiconductors)	$1,978
16,755	AstraZeneca PLC (Pharmaceuticals)	747
107,242	Aviva PLC (Multi-line Insurance)	627
397,868	BAE Systems PLC (Aerospace & Defense)	2,241
160,000	Balfour Beatty PLC (Construction & Engineering)	709
729,579	Barclays PLC (Diversified Banks) (c)	3,988
285,906	BG Group PLC (Integrated Oil & Gas)	4,948
156,097	BHP Billiton PLC (Diversified Metals & Mining)	5,353
122,030	BP PLC (Integrated Oil & Gas)	1,154
6,600	BP PLC - Sponsored ADR (Integrated Oil & Gas)	377
298,319	British Airways PLC (Airlines) (a)	1,100
105,100	Diageo PLC (Distillers & Vintners)	1,764
692,731	HSBC Holdings PLC (Diversified Banks)	7,021
82,800	HSBC Holdings PLC (Diversified Banks)	844
119,986	Imperial Tobacco Group PLC (Tobacco)	3,659
4,760,500	Lloyds Banking Group PLC (Diversified Banks)(a)	4,534
71,900	National Grid PLC (Multi-Utilities)	700
67,239	Prudential PLC (Life & Health Insurance)	559
45,967	Rio Tinto PLC (Diversified Metals & Mining)	2,724
231,371	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	6,691
20,358	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	561
6,100	Shire PLC - ADR (Pharmaceuticals)	402
25,089	Standard Chartered PLC (Diversified Banks)	684
17,700	Standard Chartered PLC (Diversified Banks)	476
906,989	Tesco PLC (Food Retail)	5,992
590,705	Vodafone Group PLC (Wireless Telecommunication Services)	1,362
47,534	Xstrata PLC (Diversified Metals & Mining) (a)	900

		64,643

	Total Capital Guardian Trust Co.	402,637

	Causeway Capital Management LLC — 33.39%
	Bermuda — 0.59%
1,839,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)*	6,012

	France — 4.96%
80,615	Accor SA (Hotels, Resorts & Cruise Lines)	4,459
271,194	AXA SA (Multi-line Insurance)	6,032
69,806	BNP Paribas (Diversified Banks)	5,360
250,291	France Telecom SA (Integrated Telecommunication Services)	5,988
121,605	Sanofi-Aventis (Pharmaceuticals)	9,064
132,085	Technip SA (Oil & Gas Equipment & Services)	10,738
146,338	Vinci SA (Construction & Engineering)	8,624

		50,265

	Germany — 3.26%
52,667	Bayer AG (Pharmaceuticals)	3,557
287,395	Deutsche Post AG (Air Freight & Logistics)	4,972
160,866	E.ON AG (Electric Utilities)	5,940
61,266	Linde AG (Industrial Gases)	7,281
111,786	Siemens AG - Registered (Industrial Conglomerates)	11,209

		32,959

	Greece — 0.55%
243,283	OPAP SA (Casinos & Gaming)	5,520

	Italy — 1.04%
1,152,722	Snam Rete Gas SpA (Gas Utilities)	5,842
1,591,595	UniCredit SpA (Diversified Banks) (a)	4,702

		10,544

	Japan — 5.79%
77,400	Fanuc Ltd. (Industrial Machinery)	8,214
85,700	Honda Motor Co. Ltd. (Automobile Manufacturers)	3,026
857	KDDI Corp. (Wireless Telecommunication Services)	4,438
989,300	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	5,186
115,700	Sankyo Co. Ltd. (Leisure Products)	5,725
129,600	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	7,529
35,300	SMC Corp. (Industrial Machinery)	4,792
2,744	Sony Financial Holdings, Inc. (Life & Health Insurance) (c)	9,013
76,600	Tokyo Electron Ltd. (Semiconductor Equipment)	5,081
139,700	Toyota Motor Corp. (Automobile Manufacturers)	5,597

		58,601

	Netherlands — 3.76%
145,739	Akzo Nobel NV (Diversified Chemicals)	8,305
98,691	ASML Holding NV (Semiconductor Equipment)	3,527
323,212	European Aeronautic Defence and Space Co. (Aerospace & Defense)	6,502
796,940	Reed Elsevier NV (Publishing)	9,684
352,049	TNT NV (Air Freight & Logistics)	10,093

		38,111

	Norway — 1.05%
677,700	Aker Solutions ASA (Oil & Gas Equipment & Services)	10,612

	Singapore — 0.59%
546,000	Singapore Airlines Ltd. (Airlines)	5,934

	South Korea — 1.18%
57,149	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	11,973

	Spain — 1.25%
274,264	Banco Santander SA (Diversified Banks)	3,645
215,702	Enagas (Gas Utilities)	4,726
182,422	Telefonica SA (Integrated Telecommunication Services)	4,321

		12,692

	Sweden — 0.62%
988,277	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks) (a)	6,316

	Switzerland — 3.85%
127,174	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	4,926
5,650	Givaudan SA - Registered (Specialty Chemicals)	4,958
98,019	Novartis AG - Registered (Pharmaceuticals)	5,296

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Switzerland (continued)
39,700	Roche Holding AG - Genusscheine (Pharmaceuticals)	$6,441
28,919	Sulzer AG - Registered (Industrial Machinery)	2,812
519,679	UBS AG - Registered (Diversified Capital Markets)(a)	8,450
23,965	Zurich Financial Services AG (Multi-line Insurance)	6,145

		39,028

	United Kingdom — 4.90%
878,205	Aviva PLC (Multi-line Insurance)	5,134
162,966	British American Tobacco PLC (Tobacco)	5,617
569,266	HSBC Holdings PLC (Diversified Banks)	5,800
1,068,880	Rexam PLC (Metal & Glass Containers)	4,750
132,207	Rio Tinto PLC (Diversified Metals & Mining)	7,833
968,069	Rolls-Royce Group PLC (Aerospace & Defense)	8,747
148,892	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	4,101
3,301,450	Vodafone Group PLC (Wireless Telecommunication Services)	7,614

		49,596

	Total Causeway Capital Management LLC	338,163

	Total Common Stocks	973,173

	Convertible Corporate Bonds — 0.09%
	Capital Guardian Trust Co. — 0.09%
$534	KBC Financial Products International Ltd., Series E, MTN, 0.00%, 1/26/11 (Other Diversified Financial Services) (d)	742
200	SeaDrill Ltd., 3.63%, 11/8/12 (Oil & Gas Drilling)	201

	Total Convertible Corporate Bonds	943

	Time Deposits — 3.59%
	Artisan Partners LP — 0.70%
7,162	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	7,162

	Capital Guardian Trust Co. — 1.88%
19,024	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	19,024

	Causeway Capital Management LLC — 1.01%
10,206	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	10,206

	Total Time Deposits	36,392

	Total Investments (cost $755,234) — 99.76%	1,010,508
	Other assets in excess of liabilities — 0.24%	2,415

	Net Assets — 100.00%	$1,012,923

*	Represents a Level 2 security. Refer to Note 2 in Notes to Portfolio Investments.
(a)	Represents non-income producing security.
(b)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.05% of the Portfolio's net assets.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Zero Coupon Security.

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
REITs	-	Real Estate Investment Trusts

Currency Contracts

Causeway Capital Management LLC

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
211,795	Swiss Franc	4/6/10	$199	$201	2
211,215	Swiss Franc	4/7/10	201	200	(1)

	Total Currencies Purchased		$400	$401	$1

	Net Unrealized Appreciation / Depreciation				$1

Artisan Partners LP

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
168,532	Euro	4/6/10	$226	$228	$2
87,579	Euro	4/7/10	118	118	—
1,933,269	Hong Kong Dollar	4/7/10	249	249	—
2,225,750	Japanese Yen	4/5/10	24	24	—

	Total Currencies Purchased		$617	$619	$2

	Currencies Sold
297,622	British Sterling Pound	4/6/10	$449	$452	$(3)
23,068	British Sterling Pound	4/7/10	35	35	—

	Total Currencies Sold		$484	$487	$104

	Net Unrealized Appreciation / Depreciation				$(3)

Capital Guardian Trust Co.

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
106,414,000	Japanese Yen	4/9/10	$1,150	$1,139	(11)
93,088	Euro	4/6/10	125	126	1

	Total Currencies Purchased		$1,275	$1,265	$(10)

	Currencies Sold
212,830,500	Japanese Yen	4/9/10	$2,388	$2,277	111
443,030,448	Japanese Yen	4/30/10	4,786	4,741	45
7,967,904	Euro	4/8/10	10,871	10,761	110
28,331	Euro	4/7/10	38	38	—
586,105	South African Rand	4/6/10	79	81	(2)
297,232	South African Rand	4/7/10	40	41	(1)
1,403,431	Swiss Franc	4/8/10	1,299	1,331	(32)
1,471,254	Swiss Franc	4/8/10	1,363	1,396	(33)

	Total Currencies Sold		$20,864	$20,666	$198

	Net Unrealized Appreciation / Depreciation				$188

At March 31, 2010, International Equity Portfolio’s open cross currency contracts were as follows:

Capital Guardian Trust Co.

Purchase/Sale		Amount Purchased		Amount Sold	Contract Value (000)	Market Value (000)	Unrealized Appreciation / Depreciation (000)
Euro/Japanese Yen	EUR	1,127,131	YEN	136,089,792	$1,528	$1,594	$66
Euro/Japanese Yen	EUR	1,191,477	YEN	148,434,160	1,606	1,627	21

							$87

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.53%
	Artisan Partners LP — 23.08%
	Australia — 0.05%
142,753	Foster’s Group Ltd. (Brewers)	$693

	Belgium — 0.35%
71,405	Anheuser-Busch InBev NV (Brewers)	3,596
51,088	Umicore (Specialty Chemicals)	1,784

		5,380

	Brazil — 0.25%
96,997	Petroleo Brasileiro SA - Sponsored ADR
	(Integrated Oil & Gas)	3,840

	Canada — 0.55%
152,006	Canadian Pacific Railway Ltd. (Railroads)	8,549

	Cayman Islands — 0.10%
1,525	Baidu, Inc. - Sponsored ADR (Internet Software & Services) (a)	910
15,638	Ctrip.com International Ltd. - ADR (Hotels,
	Resorts & Cruise Lines)(a)	613

		1,523

	China — 0.72%
5,021,000	China Construction Bank Corp., H Shares (Diversified Banks)	4,113
947,300	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	4,539
301,710	China Merchants Bank Co. Ltd., H Shares (Diversified Banks) (b)	816
461,370	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	1,700

		11,168

	Denmark — 0.29%
179,318	Danske Bank A/S (Diversified Banks) (a)	4,412

	France — 3.03%
87,911	Accor SA (Hotels, Resorts & Cruise Lines)	4,863
98,800	BNP Paribas (Diversified Banks)	7,587
42,507	Compagnie de Saint-Gobain (Building Products)	2,043
135,679	Credit Agricole SA (Diversified Banks)	2,375
719,944	Natixis (Diversified Banks) (a)	3,884
107,248	Pernod Ricard SA (Distillers & Vintners)	9,106
93,786	Societe Generale (Diversified Banks)	5,898
22,154	Unibail-Rodamco SE (Retail REITs)	4,488
110,523	Vinci SA (Construction & Engineering)	6,513

		46,757

	Germany — 3.31%
152,116	Bayer AG (Pharmaceuticals)	10,274
175,797	Daimler AG - Registered (Automobile Manufacturers)	8,292
10,681	Deutsche Boerse AG (Specialized Finance)	791
426,567	Deutsche Post AG (Air Freight & Logistics)	7,379
94,692	Linde AG (Industrial Gases)	11,253
58,573	Muenchener Rueckversicherungs- Gesellschaft AG - Registered (Reinsurance)	9,516
2,484	Rhoen-Klinikum AG (Health Care Facilities)	64
39,598	RWE AG (Multi-Utilities)	3,517

		51,086

	Hong Kong — 1.82%
152,570	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,060
320,800	Espirit Holdings Ltd. (Apparel Retail)	2,531
3,463,000	Genting Singapore PLC (Casinos & Gaming) (a)	2,191
2,394,834	Huabao International Holdings Ltd. (Specialty Chemicals)	2,878
3,896,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,971
1,002,000	Li & Fung Ltd. (Distributors)	4,930
1,144,000	NWS Holdings Ltd. (Industrial Conglomerates)	2,284
2,204,344	Sands China Ltd. (Casinos & Gaming) (a)	3,504
30,300	Tencent Holdings Ltd. (Internet Software & Services)	608
554,600	The Bank of East Asia Ltd. (Diversified Banks)	2,043
2,023,900	Wynn Macau Ltd. (Casinos & Gaming) (a)	2,920

		27,920

	India — 0.32%
116,819	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	4,988

	Ireland — 1.30%
136,348	Accenture PLC, Class - A (IT Consulting & Other Services)	5,720
141,432	Covidien PLC (Health Care Equipment)	7,111
733,484	Experian PLC (Research and Consulting Services)	7,217

		20,048

	Italy — 0.39%
1,605,476	Intesa Sanpaolo (Diversified Banks) (a)	5,979

	Japan — 1.92%
118,200	DENSO Corp. (Auto Parts & Equipment)	3,522
15,450	FAST RETAILING Co. Ltd. (Apparel Retail)	2,686
113,200	Honda Motor Co. Ltd. (Automobile Manufacturers)	3,996
37,200	Mitsubishi Corp. (Trading Companies & Distributors)	975
206,900	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	1,085
532,600	MITSUI & CO. Ltd. (Trading Companies & Distributors)	8,952
36,450	Nitori Co. Ltd. (Homefurnishing Retail)	2,769
192,168	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	4,241
55,100	The Tokyo Electric Power Co., Inc. (Electric Utilities)	1,469

		29,695

	Netherlands — 2.40%
88,315	Akzo Nobel NV (Diversified Chemicals)	5,033
492,671	ASML Holding NV (Semiconductor Equipment)	17,605
928,930	ING Groep NV (Other Diversified Financial Services) (a)	9,273
178,799	TNT NV (Air Freight & Logistics)	5,126

		37,037

	Singapore — 0.25%
612,000	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks)	3,811

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Spain — 0.18%
42,054	Industria de Diseno Textil SA (Apparel Retail)	$2,772

	Sweden — 0.27%
92,148	AB SKF, B Shares (Industrial Machinery)	1,638
206,760	Sandvik AB (Industrial Machinery)	2,585

		4,223

	Switzerland — 2.62%
123,997	Holcim Ltd. - Registered (Construction Materials) (a)	9,246
211,317	Nestle SA - Registered (Packaged Foods & Meats)	10,825
139,404	Novartis AG - Registered (Pharmaceuticals)	7,532
11,335	Roche Holding AG (Pharmaceuticals)	1,892
46,980	Roche Holding AG - Genusscheine (Pharmaceuticals)	7,621
202,771	UBS AG - Registered (Diversified Capital Markets) (a)	3,297

		40,413

	Taiwan — 0.23%
340,420	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	3,571

	United Kingdom — 2.37%
21,740	Carnival PLC (Hotels, Resorts & Cruise Lines)	892
113,200	HSBC Holdings PLC (Diversified Banks)	1,153
556,926	HSBC Holdings PLC (Diversified Banks)	5,645
219,112	Imperial Tobacco Group PLC (Tobacco)	6,682
1,189,912	Kingfisher PLC (Home Improvement Retail)	3,871
195,250	National Grid PLC (Multi-Utilities)	1,900
435,867	Smith & Nephew PLC (Health Care Equipment)	4,342
54,107	Standard Chartered PLC (Diversified Banks)	1,476
1,608,281	Tesco PLC (Food Retail)	10,626

		36,587

	United States — 0.37%
108,967	Philip Morris International, Inc. (Tobacco)	5,684

	Total Artisan Partners LP	356,136

	Capital Guardian Trust Co. — 39.64%
	Australia — 1.37%
139,379	Brambles Ltd. (Diversified Support Services)	941
233,088	Coca-Cola Amatil Ltd. (Soft Drinks)	2,406
72,450	CSL Ltd. (Biotechnology)	2,421
89,133	Iluka Resources Ltd. (Diversified Metals & Mining) (a)	358
87,443	Newcrest Mining Ltd. (Gold)	2,633
400,013	OneSteel Ltd. (Steel)	1,431
638,190	Qantas Airways Ltd. (Airlines) (a)	1,663
2,120,684	Telstra Corp. Ltd. (Integrated Telecommunication Services) (c)	5,817
50,248	Westpac Banking Corp. (Diversified Banks)	1,283
84,884	Woolworths Ltd. (Food Retail)	2,181

		21,134

	Austria — 0.26%
41,627	Andritz AG (Industrial Machinery)	2,465
81,722	Telekom Austria AG (Integrated Telecommunication Services)	1,143
7,826	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	413

		4,021

	Bermuda — 0.07%
32,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,066

	Brazil — 0.34%
16,000	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	633
166,600	Vale SA - Sponsored ADR (Diversified Metals & Mining)	4,625

		5,258

	Canada — 2.13%
137,700	Barrick Gold Corp. (Gold)	5,280
39,700	BCE, Inc. (Integrated Telecommunication Services)	1,167
171,800	Cameco Corp. (Coal & Consumable Fuels)	4,705
41,200	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	3,050
46,400	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,212
62,700	Centerra Gold, Inc. (Gold) (a)	821
225,400	Centerra Gold, Inc. (Gold) (a)(c)	2,952
21,500	Inmet Mining Corp. (Diversified Metals & Mining)	1,250
46,300	Intact Financial Corp. (Property & Casualty Insurance)	2,043
70,400	Kinross Gold Corp. (Gold)	1,204
40,000	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	4,778
58,300	Research In Motion Ltd. (Communications Equipment) (a)	4,321

		32,783

	Cayman Islands — 0.02%
24,000	Suntech Power Holdings Co. Ltd. - ADR (Electrical Components & Equipment) (a)	336

	China — 0.35%
3,070,000	Bank of China Ltd., H Shares (Diversified Banks)	1,637
777,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	958
644,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	2,783

		5,378

	Denmark — 0.32%
63,812	Novo Nordisk A/S, Class - B (Pharmaceuticals)	4,952

	Finland — 0.53%
139,647	Nokia Corp. Oyj (Communications Equipment)	2,174
133,954	Sampo Oyj, A Shares (Multi-line Insurance)	3,553
319,239	Stora Enso Oyj, R Shares (Paper Products)	2,432

		8,159

	France — 4.87%
23,488	Air Liquide SA (Industrial Gases)	2,819
69,869	AXA SA (Multi-line Insurance) (c)	1,554
130,433	BNP Paribas (Diversified Banks) (c)	10,016
151,111	Bouygues SA (Construction & Engineering)	7,596
10,835	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	798
116,332	Danone SA (Packaged Foods & Meats)	7,007
215,179	France Telecom SA (Integrated Telecommunication Services)	5,148
57,995	GDF Suez (Multi-Utilities)	2,240

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
26,385	JC Decaux SA (Advertising) (a)	$737
122,163	L’Oreal SA (Personal Products)	12,845
34,983	Lafarge SA (Construction Materials) (c)	2,462
9,785	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	1,144
114,260	Pernod Ricard SA (Distillers & Vintners)	9,701
33,054	PSA Peugeot Citroen (Automobile Manufacturers) (a)	973
18,448	Total SA (Integrated Oil & Gas)	1,071
145,622	Veolia Environnement (Multi-Utilities)	5,050
148,434	Vivendi SA (Movies & Entertainment)	3,972

		75,133

	Germany — 3.32%
29,012	Allianz SE (Multi-line Insurance)	3,642
69,690	Bayer AG (Pharmaceuticals)	4,707
17,228	Bayerische Motoren Werke AG (Automobile Manufacturers)	796
113,334	Daimler AG - Registered (Automobile Manufacturers)	5,346
95,412	Deutsche Bank AG (Diversified Capital Markets)	7,358
47,856	Deutsche Post AG (Air Freight & Logistics)	828
33,319	E.ON AG (Electric Utilities)	1,230
35,892	HeidelbergCement AG (Construction Materials)	2,010
18,120	K+S AG (Fertilizers & Agricultural Chemicals)(c)	1,098
10,169	Linde AG (Industrial Gases)	1,209
44,134	Metro AG (Hypermarkets & Super Centers)	2,618
45,365	Muenchener Rueckversicherungs- Gesellschaft AG - Registered (Reinsurance)	7,370
13,758	RWE AG (Multi-Utilities)	1,222
129,519	SAP AG (Application Software)	6,266
54,376	Siemens AG - Registered (Industrial Conglomerates)	5,452

		51,152

	Hong Kong — 1.09%
565,500	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,349
485,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,209
2,658,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,027
190,000	Li & Fung Ltd. (Distributors)	935
135,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	2,031
91,000	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	1,095
572,400	The Bank of East Asia Ltd. (Diversified Banks)	2,108
676,500	The Link REIT (Retail REITs)	1,668
700,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	3,944
184,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	435

		16,801

	India — 0.22%
7,600	HDFC Bank Ltd. - ADR (Diversified Banks)	1,059
16,900	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	722
34,000	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)*	1,627

		3,408

	Ireland — 0.47%
287,971	CRH PLC (Construction Materials)	7,191

	Israel — 0.06%
66,607	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	902

	Italy — 0.07%
362,797	UniCredit SpA (Diversified Banks) (a)(c)	1,072

	Japan — 8.11%
111,000	CHIYODA CORPORATION (Construction & Engineering)	1,102
163,300	DENSO Corp. (Auto Parts & Equipment)	4,866
26,300	East Japan Railway Co. (Railroads)	1,829
78,800	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	2,597
24,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	847
1,703,000	ISUZU MOTORS Ltd. (Automobile Manufacturers) (a)	4,610
87,000	JGC Corp. (Construction & Engineering)	1,553
181,000	Kawasaki Kisen Kaisha Ltd. (Marine) (a)	722
29,100	Keyence Corp. (Electronic Equipment & Instruments)	6,955
46,300	Kurita Water Industries Ltd. (Industrial Machinery)	1,310
632,000	Mazda Motor Corp. (Automobile Manufacturers)	1,778
165,800	Mitsubishi Corp. (Trading Companies & Distributors)	4,346
191,500	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	1,004
74,200	MITSUI & CO. Ltd. (Trading Companies & Distributors)	1,247
53,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	900
694,000	Mitsui O.S.K. Lines Ltd. (Marine)	4,982
125,500	Murata Manufacturing Co. Ltd. (Electronic Components)	7,130
12,000	NIDEC CORPORATION (Electronic Components)	1,286
33,000	Nintendo Co. Ltd. (Home Entertainment Software)	11,051
2,184	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,327
57,600	Oracle Corp. Japan (Systems Software)	2,671
1,736,000	Shinsei Bank Ltd. (Regional Banks)	2,099
17,000	Shiseido Co. Ltd. (Personal Products)	369
40,000	SMC Corp. (Industrial Machinery)	5,431
508,600	Softbank Corp. (Wireless Telecommunication Services)	12,531
504,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	2,464
457,500	Sumitomo Corp. (Trading Companies & Distributors)	5,262
86,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,280
101,900	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks) (c)	3,369

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
80,200	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	$1,770
56,200	SYSMEX CORPORATION (Health Care Equipment)	3,295
22,700	TDK Corp. (Electronic Components)	1,511
35,700	Terumo Corp. (Health Care Equipment)	1,902
1,617	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance) (a)(c)	2,422
64,800	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,825
70,200	Tokyo Electron Ltd. (Semiconductor Equipment)	4,656
200,000	Toshiba Corp. (Computer Hardware) (a)	1,033
29,600	Toyota Motor Corp. (Automobile Manufacturers)	1,186
187,600	Trend Micro, Inc. (Systems Software)	6,543

		125,061

	Jersey — 0.25%
173,955	Shire PLC (Pharmaceuticals)	3,838

	Luxembourg — 0.18%
55,632	SES - FDR (Cable & Satellite)	1,377
52,880	SES - FDR, Class - A (Cable & Satellite)	1,335

		2,712

	Mexico — 0.56%
125,900	America Movil SAB de CV - ADR, Series L (Wireless Telecommunication Services)	6,338
151,000	Telefonos de Mexico SAB de CV, Series L - Sponsored ADR (Integrated Telecommunication Services)	2,355

		8,693

	Netherlands — 1.89%
92,282	ASML Holding NV (Semiconductor Equipment)	3,298
42,772	ASML Holding NV - Registered (Semiconductor Equipment)	1,514
170,856	Koninklijke Ahold NV (Food Retail)	2,277
1,049,102	Koninklijke KPN NV (Integrated Telecommunication Services)	16,619
110,805	Unilever NV (Packaged Foods & Meats)	3,351
99,599	Wolters Kluwer NV (Publishing)	2,160

		29,219

	Norway — 0.31%
168,700	Seadrill Ltd. (Oil & Gas Drilling)	3,934
113,600	Storebrand ASA (Life & Health Insurance) (a)	899

		4,833

	Papua New Guinea — 0.13%
375,976	Oil Search Ltd. (Oil & Gas Exploration & Production) (c)	2,056

	Russia — 0.37%
245,922	Gazprom - Sponsored ADR (Integrated Oil & Gas)	5,772

	Singapore — 0.20%
242,000	DBS Group Holdings Ltd. (Diversified Banks)	2,474
125,000	Wilmar International Ltd. (Industrial Conglomerates)	599

		3,073

	South Africa — 0.09%
33,885	Sasol Ltd. (Integrated Oil & Gas)	1,410

	South Korea — 0.76%
73,900	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,744
8,800	Hyundai Mobis (Auto Parts & Equipment)	1,167
13,060	LG Chem Ltd. (Commodity Chemicals)	2,777
8,300	Samsung Electronics Co. Ltd. (Semiconductors)	6,002

		11,690

	Spain — 0.46%
212,665	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	2,909
165,516	Banco Santander SA (Diversified Banks)	2,200
20,532	Industria de Diseno Textil SA (Apparel Retail)	1,353
27,894	Telefonica SA (Integrated Telecommunication Services)	661

		7,123

	Sweden — 0.70%
162,850	Assa Abloy AB, Class - B (Building Products)	3,188
47,501	Hennes & Mauritz AB, B Shares (Apparel Retail)	3,087
103,488	Sandvik AB (Industrial Machinery)	1,294
148,472	Svenska Cellulosa AB, B Shares (Paper Products)	2,094
116,050	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)	1,168

		10,831

	Switzerland — 3.11%
28,175	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	1,091
31,393	Credit Suisse Group AG - Registered (Diversified Capital Markets)	1,619
112,556	Holcim Ltd. - Registered (Construction Materials) (a)(c)	8,393
68,465	Nestle SA - Registered (Packaged Foods & Meats)	3,507
73,113	Novartis AG - Registered (Pharmaceuticals)	3,950
109,662	Roche Holding AG - Genusscheine (Pharmaceuticals)	17,790
14,888	Swisscom AG - Registered (Integrated Telecommunication Services)	5,435
12,536	Synthes, Inc. (Health Care Equipment)	1,565
281,716	UBS AG - Registered (Diversified Capital Markets) (a)(c)	4,581

		47,931

	Taiwan — 0.52%
252,512	Acer, Inc. - Sponsored GDR (Computer Hardware)	3,750
45,345	HTC Corp. - Sponsored GDR (Computer Hardware)*	2,119
211,100	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	2,214

		8,083

	United Kingdom — 6.51%
88,478	Anglo American PLC (Diversified Metals & Mining) (a)	3,858

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
814,262	ARM Holdings PLC (Semiconductors)	$2,944
24,945	AstraZeneca PLC (Pharmaceuticals)	1,112
159,658	Aviva PLC (Multi-line Insurance)	933
602,121	BAE Systems PLC (Aerospace & Defense)	3,392
288,200	Balfour Beatty PLC (Construction & Engineering)	1,278
1,124,921	Barclays PLC (Diversified Banks) (c)	6,150
461,194	BG Group PLC (Integrated Oil & Gas)	7,981
232,391	BHP Billiton PLC (Diversified Metals & Mining)	7,969
224,722	BP PLC (Integrated Oil & Gas)	2,126
9,900	BP PLC - Sponsored ADR (Integrated Oil & Gas)	565
457,881	British Airways PLC (Airlines) (a)	1,688
177,700	Diageo PLC (Distillers & Vintners)	2,982
123,200	HSBC Holdings PLC (Diversified Banks)	1,255
1,079,619	HSBC Holdings PLC (Diversified Banks)	10,943
178,346	Imperial Tobacco Group PLC (Tobacco)	5,439
7,635,400	Lloyds Banking Group PLC (Diversified Banks) (a)	7,272
137,500	National Grid PLC (Multi-Utilities)	1,338
106,061	Prudential PLC (Life & Health Insurance)	881
68,433	Rio Tinto PLC (Diversified Metals & Mining)	4,055
363,070	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	10,500
30,308	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	835
9,100	Shire PLC - ADR (Pharmaceuticals)	600
26,350	Standard Chartered PLC (Diversified Banks)	709
38,184	Standard Chartered PLC (Diversified Banks)	1,041
1,402,111	Tesco PLC (Food Retail)	9,264
879,421	Vodafone Group PLC (Wireless Telecommunication Services)	2,028
70,766	Xstrata PLC (Diversified Metals & Mining) (a)	1,341

		100,479

	Total Capital Guardian Trust Co.	611,550

	Causeway Capital Management LLC — 33.81%
	Bermuda — 0.63%
2,958,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)*	9,667

	France — 5.02%
120,017	Accor SA (Hotels, Resorts & Cruise Lines)	6,639
403,744	AXA SA (Multi-line Insurance)	8,980
111,905	BNP Paribas (Diversified Banks)	8,593
448,302	France Telecom SA (Integrated Telecommunication Services)	10,725
178,501	Sanofi-Aventis (Pharmaceuticals)	13,305
198,821	Technip SA (Oil & Gas Equipment & Services)	16,164
221,437	Vinci SA (Construction & Engineering)	13,049

		77,455

	Germany — 3.28%
78,527	Bayer AG (Pharmaceuticals)	5,304
433,505	Deutsche Post AG (Air Freight & Logistics)	7,500
268,629	E.ON AG (Electric Utilities)	9,918
94,107	Linde AG (Industrial Gases)	11,184
166,424	Siemens AG - Registered (Industrial Conglomerates)	16,688

		50,594

	Greece — 0.54%
370,706	OPAP SA (Casinos & Gaming)	8,411

	Italy — 1.04%
1,739,565	Snam Rete Gas SpA (Gas Utilities)	8,816
2,454,909	UniCredit SpA (Diversified Banks) (a)	7,252

		16,068

	Japan — 5.89%
119,200	Fanuc Ltd. (Industrial Machinery)	12,651
127,600	Honda Motor Co. Ltd. (Automobile Manufacturers)	4,505
1,286	KDDI Corp. (Wireless Telecommunication Services)	6,659
1,534,400	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	8,044
184,300	Sankyo Co. Ltd. (Leisure Products)	9,119
183,100	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	10,637
63,400	SMC Corp. (Industrial Machinery)	8,608
4,295	Sony Financial Holdings, Inc. (Life & Health Insurance)	14,107
120,400	Tokyo Electron Ltd. (Semiconductor Equipment)	7,986
212,200	Toyota Motor Corp. (Automobile Manufacturers)	8,502

		90,818

	Netherlands — 3.92%
216,972	Akzo Nobel NV (Diversified Chemicals)	12,364
150,611	ASML Holding NV (Semiconductor Equipment)	5,382
497,863	European Aeronautic Defence and Space Co. (Aerospace & Defense)	10,015
62,403	Gemalto NV (Computer Storage & Peripherals) (a)	2,700
1,217,818	Reed Elsevier NV (Publishing)	14,799
531,108	TNT NV (Air Freight & Logistics)	15,227

		60,487

	Norway — 1.04%
1,024,000	Aker Solutions ASA (Oil & Gas Equipment & Services)	16,035

	Singapore — 0.57%
813,000	Singapore Airlines Ltd. (Airlines)	8,836

	South Korea — 1.16%
85,238	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	17,858

	Spain — 1.35%
417,269	Banco Santander SA (Diversified Banks)	5,545
397,027	Enagas (Gas Utilities)	8,699
275,121	Telefonica SA (Integrated Telecommunication Services)	6,517

		20,761

	Sweden — 0.62%
1,501,387	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks) (a)	9,595

	Switzerland — 3.90%
196,346	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	7,605
8,596	Givaudan SA - Registered (Specialty Chemicals)	7,543

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Switzerland (continued)
148,882	Novartis AG - Registered (Pharmaceuticals)	$8,044
57,857	Roche Holding AG - Genusscheine (Pharmaceuticals)	9,386
43,282	Sulzer AG - Registered (Industrial Machinery)	4,209
797,216	UBS AG - Registered (Diversified Capital Markets) (a)	12,963
40,515	Zurich Financial Services AG (Multi-line Insurance)	10,389

		60,139

	United Kingdom — 4.85%
1,303,412	Aviva PLC (Multi-line Insurance)	7,620
282,426	British American Tobacco PLC (Tobacco)	9,734
875,600	HSBC Holdings PLC (Diversified Banks)	8,921
1,619,957	Rexam PLC (Metal & Glass Containers)	7,199
196,826	Rio Tinto PLC (Diversified Metals & Mining)	11,662
1,340,300	Rolls-Royce Group PLC (Aerospace & Defense)	12,110
226,654	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	6,243
4,915,088	Vodafone Group PLC (Wireless Telecommunication Services)	11,336

		74,825

	Total Causeway Capital Management LLC	521,549

	Total Common Stocks	1,489,235

	Time Deposits — 3.28%
	Artisan Partners LP — 0.57%
$8,841	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	8,841

	Capital Guardian Trust Co. — 2.00%
30,863	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	30,863

	Causeway Capital Management LLC — 0.71%
10,960	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/10	10,960

	Total Time Deposits	50,664

	Total Investments (cost $1,503,662) — 99.81%	1,539,899
	Other assets in excess of liabilities — 0.19%	2,946

	Net Assets — 100.00%	$1,542,845

*	Represents a Level 2 security. Refer to Note 2 in Notes to Portfolio Investments.
(a)	Represents non-income producing security.
(b)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.05% of the Portfolio’s net assets.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

ADR	-American Depositary Receipt
FDR	-Fiduciary Depositary Receipt
GDR	-Global Depositary Receipt
REITs	-Real Estate Investment Trust

Currency Contracts

Causeway Capital Management LLC

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
334,413	Swiss Franc	4/6/10	$313	$317	4
333,497	Swiss Franc	4/7/10	317	316	(1)

	Total Currencies Purchased		$630	$633	$3

	Net Unrealized Appreciation/Depreciation				$3

Artisan Partners LP

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
260,021	Euro	4/6/10	$349	$351	$2
126,120	Euro	4/7/10	170	170	—
2,913,597	Hong Kong Dollar	4/7/10	375	375	—
2,691,241	Japanese Yen	4/5/10	29	29	—

	Total Currencies Purchased		$923	$925	$2

	Currencies Sold
475,808	British Sterling Pound	4/6/10	$717	$722	$(5)
56,652	British Sterling Pound	4/7/10	86	86	—
2,385,391	Japanese Yen	4/5/10	26	26	—

	Total Currencies Sold		$829	$834	$(5)

	Net Unrealized Appreciation/Depreciation				$(3)

Capital Guardian Trust Co.

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
131,268	Euro	4/6/10	$176	$177	1
164,618,000	Japanese Yen	4/9/10	1,778	1,761	(17)

	Total Currencies Purchased		$1,954	$1,938	$(16)

	Currencies Sold
11,969,934	Euro	4/8/10	$16,331	$16,165	166
329,227,750	Japanese Yen	4/9/10	3,694	3,522	172
686,576,856	Japanese Yen	4/30/10	7,417	7,347	70
826,408	South African Rand	4/6/10	111	114	(3)
460,412	South African Rand	4/7/10	62	63	(1)
2,259,386	Swiss Franc	4/8/10	2,093	2,144	(51)
2,155,231	Swiss Franc	4/8/10	1,995	2,045	(49)

	Total Currencies Sold		$31,703	$31,400	$304

	Net Unrealized Appreciation/Depreciation				$288

At March 31, 2010, Institutional International Equity Portfolio’s open cross currency contracts were as follows:

Capital Guardian Trust Co.

Purchase/Sale		Amount Purchased		Amount Sold	Contract Value (000)	Market Value (000)	Unrealized Appreciation / Depreciation (000)
Euro/Japanese Yen	EUR	1,743,807	YEN	210,547,296	$2,364	$2,466	$102
Euro/Japanese Yen	EUR	1,846,640	YEN	230,054,440	2,489	2,521	32

							$134

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.42%
	Boston Company — 7.39%
	Bermuda — 0.09%
52,000	Cosco Pacific Ltd. (Marine Ports & Services)	$79
93,000	NWS Holdings Ltd. (Industrial Conglomerates)	185

		264

	Brazil — 1.10%
19,710	Banco Santander Brasil SA - ADR (Diversified Banks)	245
21,100	Braskem SA - Preferred (Commodity Chemicals)	154
3,600	Centrais Eletricas Brasileiras SA (Electric Utilities)	53
4,000	Cielo SA (Data Processing & Outsourced Services)	38
4,300	Companhia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	78
10,000	Companhia de Saneamento de Minas Gerais - Copasa MG (Water Utilities)	143
21,000	Companhia de Tecidos Norte de Minas (Textiles)	68
17,400	Companhia Energetica de Minas Gerais - Preferred (Electric Utilities)	288
4,480	Empresa Brasileira de Aeronautica SA - ADR (Aerospace & Defense)	107
21,600	Grendene SA (Footwear)	111
16,700	Itau Unibanco Holding SA (Diversified Banks)	366
19,300	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	764
2,570	Petroleo Brasileiro SA- ADR (Integrated Oil & Gas)	114
15,800	Porto Seguro SA (Multi-line Insurance)	158
3,700	Redecard SA (Data Processing & Outsourced Services)	69
7,780	Tele Norte Leste Participacoes SA - ADR (Integrated Telecommunication Services)	137
7,200	Tractebel Energia SA (Independent Power Producers & Energy Traders)	81
14,960	Vale SA - Sponsored ADR (Diversified Metals & Mining)	482

		3,456

	Cayman Islands — 0.23%
199,000	Asia Cement China Holdings Corp. (Construction Materials)	110
290,000	Bosideng International Holdings Ltd. (Apparel, Accessories & Luxury Goods)	65
436,000	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	110
338,000	Lumena Resources Corp. (Specialty Chemicals)	104
772,000	Renhe Commercial Holdings (Real Estate Operating Companies)	179
282,500	Soho China Ltd. (Real Estate Development)	160

		728

	China — 0.61%
24,000	China Communication Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	12
382,000	China Construction Bank Corp., H Shares (Diversified Banks)	313
210,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	259
106,000	Harbin Power Equipment Co. Ltd., H Shares (Heavy Electrical Equipment)	88
352,000	Huaneng Power International, Inc., H Shares (Independent Power Producers & Energy Traders)	204
286,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	218
434,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	508
530,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	147
218,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	173

		1,922

	Hong Kong — 0.37%
61,000	China Mobile Ltd. (Wireless Telecommunication Services)	587
572,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	136
48,000	China Unicom Hong Kong Ltd. (Integrated Telecommunication Services)	54
62,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	102
360,000	Denway Motors Ltd. (Automobile Manufacturers)	192
116,000	TPV Technology Ltd. (Computer Storage & Peripherals)	78

		1,149

	Hungary — 0.04%
1,062	MOL Hungarian Oil and Gas (Integrated Oil & Gas)	109

	India — 0.50%
57,400	India Cements Ltd. - GDR (Construction Materials) (a)*	337
53,100	Mahanagar Telephone Nigam Ltd. - ADR (Integrated Telecommunication Services)	174
8,950	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (a)*	428
41,620	Rolta India Ltd. - Sponsored GDR (IT Consulting & Other Services) (a)*	166
4,970	State Bank of India - Sponsored GDR (Diversified Banks) (a)*	460

		1,565

	Indonesia — 0.12%
154,000	PT Indosat Tbk (Wireless Telecommunication Services)	93
230,500	PT International Nickel Indonesia Tbk (Diversified Metals & Mining)	120
199,500	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	57
115,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	102

		372

	Israel — 0.07%
5,345	Bank Leumi Le-Israel (Diversified Banks)	25
23,340	Makhteshim- Agan Industries Ltd. (Fertilizers & Agricultural Chemicals)	106
1,620	Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	102

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company (continued)
	Israel (continued)
		233

	Malaysia — 0.30%
156,400	Gamuda Berhad (Construction & Engineering)	$139
302,100	Genting Malaysia Berhad (Casinos & Gaming)	266
207,400	Malayan Banking Berhad (Diversified Banks)	475
28,800	Tenaga Nasional Berhad (Electric Utilities)	71

		951

	Mexico — 0.24%
3,760	America Movil SAB de CV Series L, - ADR (Wireless Telecommunication Services)	189
106,600	Consorcio ARA SAB de CV (Homebuilding)	72
4,720	Desarrolladora Homex SA de CV - ADR (Homebuilding)	134
44,700	Embotelladoras Arca SAB de CV (Soft Drinks)	154
44,000	Grupo Continental SAB (Soft Drinks)	133
13,800	Industrias CH SAB - Series B (Steel)	55

		737

	Philippines — 0.02%
59,300	Bank of the Philippine Islands (Diversified Banks)	59

	Poland — 0.09%
6,400	Asseco Poland SA (Systems Software)	127
635	Bank Pekao SA (Diversified Banks)	37
22,840	Telekomunikacja Polska SA (Integrated Telecommunication Services)	130

		294

	Russia — 0.35%
24,840	Gazprom - Sponsored ADR (Integrated Oil & Gas)	583
3,478	Gazprom - Sponsored ADR (Integrated Oil & Gas)	81
5,230	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	296
6,560	Mining and Metallurgical Co. Norilsk Nickel - ADR (Diversified Metals & Mining)	121

		1,081

	South Africa — 0.76%
986	Anglo Platinum Ltd. (Precious Metals & Minerals)	100
4,150	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	158
10,065	ArcelorMittal South Africa Ltd. (Steel)	128
24,550	Barloworld Ltd. (Industrial Conglomerates)	166
56,004	FirstRand Ltd. (Other Diversified Financial Services)	156
5,368	Gold Fields Ltd. (Gold)	68
3,110	Gold Fields Ltd. - Sponsored ADR (Gold)	39
21,040	JD Group Ltd. (Home Improvement Retail)	128
18,327	MTN Group Ltd. (Wireless Telecommunication Services)	282
39,120	Murray & Roberts Holdings Ltd. (Construction & Engineering)	233
69,950	Nampak Ltd. (Metal & Glass Containers)	172
7,367	Nedbank Group Ltd. (Diversified Banks)	142
27,510	Sappi Ltd. (Paper Products)	123
7,142	Sasol Ltd. (Integrated Oil & Gas)	297
4,692	Standard Bank Group Ltd. (Diversified Banks)	74
24,700	Telkom South Africa Ltd. (Integrated Telecommunication Services)	116
900	Vodacom Group Ltd. (Wireless Telecommunication Services)	7

		2,389

	South Korea — 1.39%
381	CJ Cheiljedang Corp. (Packaged Foods & Meats)	76
6,140	Hyundai Development Co. (Construction & Engineering)	179
507	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	52
1,480	Jinro Ltd. (Distillers & Vintners)	47
15,600	Kangwon Land, Inc. (Casinos & Gaming)	234
2,984	KB Financial Group, Inc. (Diversified Banks)	144
2,780	KB Financial Group, Inc. (Diversified Banks)	133
5,810	Korea Electric Power Corp. (Electric Utilities)	188
12,301	Korean Reinsurance Co. (Reinsurance)	109
1,490	KT Corp. (Integrated Telecommunication Services)	62
4,130	KT Corp. - Sponsored ADR (Integrated Telecommunication Services)	86
3,613	KT&G Corp. (Tobacco)	200
1,379	LG Electronics, Inc. (Consumer Electronics)	140
33	Lotte Chilsung Beverage Co. Ltd. (Soft Drinks)	25
434	Lotte Shopping Co. (Department Stores)	126
641	Nong Shim Co. Ltd. (Packaged Foods & Meats)	129
800	OCI Co. Ltd. (Diversified Chemicals)	139
583	POSCO (Steel)	272
2,665	S-Oil Corp. (Oil & Gas Refining & Marketing)	134
1,092	Samsung Electronics Co. Ltd. (Semiconductors)	790
219	Samsung Electronics Co. Ltd. - Preferred (Semiconductors)	104
1,018	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	163
4,770	Shinhan Financial Group Co. Ltd. (Diversified Banks)	187
681	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	104
9,070	SK Telecom Co. Ltd. - ADR (Wireless Telecommunication Services)	157
15,220	Tong Yang Life Insurance Co.Ltd. (Life & Health Insurance)	175
1,398	Yuhan Corp. (Pharmaceuticals)	213

		4,368

	Taiwan — 0.64%
18,060	Asustek Computer, Inc. (Computer Storage & Peripherals) (a)*	157
3,900	AU Optronics Corp. (Electronic Components)	44

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company (continued)
	Taiwan (continued)
6,030	China Steel Corp. - Sponsored GDR (Steel) (a)*	$125
23,980	First Financial Holding Co. Ltd. (Diversified Banks) (a)*	263
17,050	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services)(a)*	148
4,830	HTC Corp. - GDR (Computer Hardware) (a)*	226
30,380	Quanta Computer, Inc. - GDR (Computer Hardware) (a)*	295
46,660	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	489
70,190	United Microelectronics Corp. - Sponsored ADR (Semiconductors)	264

		2,011

	Thailand — 0.26%
29,600	Bangkok Bank Public Co. Ltd. (Diversified Banks)	126
7,300	Bangkok Bank Public Co. Ltd. (Diversified Banks)	30
11,100	Kasikornbank Public Co. Ltd. (Diversified Banks)	33
59,900	Kasikornbank Public Co. Ltd. (Diversified Banks)	191
415,600	Krung Thai Bank Public Co. Ltd. (Diversified Banks)	157
28,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	233
49,400	Thai Union Frozen Products Public Co.Ltd. (Packaged Foods & Meats)	58

		828

	Tokelau — 0.02%
7,033	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	74

	Turkey — 0.13%
53,060	Turk Sise Ve Cam Fabrikalari AS (Housewares & Specialties)	67
16,224	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	99
5,120	Turkcell lletisim Hizmetleri AS -ADR (Wireless Telecommunication Services)	77
14,685	Turkiye Is Bankasi AS (Diversified Banks)	46
32,120	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	104

		393

	United Kingdom — 0.03%
9,150	African Barrick Gold Ltd. (Gold)	81

	United States — 0.03%
6,060	Fuqi International, Inc. (Apparel, Accessories & Luxury Goods)	66
620	Sohu.Com, Inc. (Internet Software & Services)	34

		100

	Total Boston Company	23,164

	SSgA Funds Management, Inc. — 81.03%
	Bermuda — 0.47%
118,000	Cosco Pacific Ltd. (Marine Ports & Services)	179
14,700	Credicorp Ltd. (Diversified Banks)	1,296

		1,475

	Brazil — 13.03%
151,480	Banco Bradesco SA - ADR (Diversified Banks)	2,792
62,000	Banco do Brasil SA (Diversified Banks)	1,037
100,600	Banco do Estado do Rio Grande do Sul SA (Diversified Banks)	837
15,600	Companhia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Hypermarkets & Super Centers)	1,049
19,100	Companhia de Bebidas das Americas - ADR (Brewers)	1,751
60,400	Companhia Paranaense de Energia-Copel - Sponsored ADR (Electric Utilities)	1,237
42,300	Companhia Siderurgica Nacional SA - Sponsored ADR (Steel)	1,689
58,000	Duratex SA (Forest Products)	493
25,100	Hypermarcas SA (Personal Products)	306
188,100	Itau Unibanco Holding SA (Diversified Banks)	4,121
251,300	Itausa - Investimentos Itau SA - Preferred (Diversified Banks)	1,722
13,200	Lojas Renner SA (Department Stores)	304
82,400	MRV Engenharia e Participacoes SA (Homebuilding)	579
59,900	Natura Cosmeticos SA (Personal Products)	1,222
4,900	Net Servicos de Comunicacao SA (Cable & Satellite)	63
87,700	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production)	821
203,800	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	8,068
23,700	Suzano Papel e Celulose SA (Paper Products)	323
6,100	Telemar Norte Leste SA (Integrated Telecommunication Services)	173
52,900	Tractebel Energia SA (Independent Power Producers & Energy Traders)	591
19,700	Ultrapar Participacoes SA - Preferred (Oil & Gas Storage & Transportation)	942
27,500	Usinas Siderurgicas de Minas Gerais SA (Steel)	969
287,700	Vale SA - Sponsored ADR (Diversified Metals & Mining)	9,261
17,700	Vivo Participacoes SA - ADR (Wireless Telecommunication Services)	480

		40,830

	Cayman Islands — 0.66%
338,000	Chaoda Modern Agriculture Holdings Ltd. (Agricultural Products)	360
201,000	Golden Eagle Retail Group Ltd. (Department Stores)	402
5,700	New Oriental Education & Technology Group, Inc. - Sponsored ADR (Education Services)	487
237,000	Shimao Property Holdings Ltd. (Real Estate Development)	436
154,000	Xinao Gas Holdings Ltd. (Gas Utilities)	394

		2,079

	China — 5.60%
460,000	Air China Ltd., H Shares (Airlines)	475
5,142,000	Bank of China Ltd., H Shares (Diversified Banks)	2,742
302,000	China Bluechemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	197

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	China (continued)
340,000	China Coal Energy Co., H Shares (Coal & Consumable Fuels)	$531
342,000	China Communication Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	172
3,488,000	China Construction Bank Corp., H Shares (Diversified Banks)	2,857
185,000	China High Speed Transmission Equipment Group Co. Ltd. (Heavy Electrical Equipment)	409
569,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	2,726
1,260,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,032
194,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	838
738,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	364
552,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	897
313,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	707
1,326,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,551
66,000	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	569
382,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	186
22,800	Sinopharm Group Co., H Shares (Health Care Distributors)	102
430,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	1,035
182,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	164

		17,554

	Colombia — 0.31%
7,300	BanColombia SA - Sponsored ADR (Diversified Banks)	333
308,869	Ecopetrol SA (Integrated Oil & Gas)	432
14,216	Grupo de Inversiones Suramericana SA (Multi-Sector Holdings)	207

		972

	Czech Republic — 1.25%
38,627	CEZ A/S (Electric Utilities)	1,826
5,590	Komercni Banka A/S (Diversified Banks)	1,136
40,987	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	958

		3,920

	Egypt — 1.48%
93,507	Al Ezz Steel Rebars SAE (Steel)	359
79,712	Commercial International Bank (Diversified Banks)	942
7,767	Egyptian Co. for Mobile Services (Wireless Telecommunication Services)	303
60,702	Egyptian Financial Group - Hermes Holding (Investment Banking & Brokerage)	350
16,528	ELSwedy Cables Holding, Co. (Electrical Components & Equipment)	226
23,147	Orascom Construction Industries (Construction & Engineering)	1,110
276,111	Orascom Telecom Holding SAE (Wireless Telecommunication Services)	283
45,654	Orascom Telecom Holding SAE - Registered GDR (Wireless Telecommunication Services)	234
279,156	Talaat Moustafa Group (Real Estate Development)	389
140,490	Telecom Egypt (Integrated Telecommunication Services)	434

		4,630

	Hong Kong — 5.99%
486,000	Agile Property Holdings Ltd. (Real Estate Development)	664
101,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	705
313,000	China Agri-Industries Holdings Ltd. (Agricultural Products)	432
610,000	China Citic Bank, H Shares (Diversified Banks)	457
124,000	China Everbright Ltd. (Other Diversified Financial Services)	332
320,808	China Longyuan Power Group Corp. Ltd., H Shares (Independent Power Producers & Energy Traders)	380
427,000	China Mobile Ltd. (Wireless Telecommunication Services)	4,108
540,000	China Overseas Land & Investment Ltd. (Real Estate Development)	1,220
112,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	240
126,000	Citic Pacific Ltd. (Industrial Conglomerates)	301
1,360,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	2,239
430,000	Fushan International Energy Group Ltd. (Diversified Metals & Mining)	327
843,000	GOME Electrical Appliances Holdings Ltd. (Computer & Electronics Retail)	283
234,000	Guangdong Investment Ltd. (Water Utilities)	127
127,500	Hengan International Group Co. Ltd. (Personal Products)	951
160,000	Hopson Development Holdings Ltd. (Real Estate Development)	258
2,750,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,097
121,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	555
100,000	Tencent Holdings Ltd. (Internet Software & Services)	2,007
53,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery & Heavy Trucks)	444
812,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	640

		18,767

	Hungary — 1.19%
10,705	MOL Hungarian Oil and Gas (Integrated Oil & Gas)	1,096
57,968	OTP Bank PLC (Diversified Banks)	2,029
2,754	Richter Gedeon (Pharmaceuticals)	596

		3,721

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	India — 6.64%
30,867	Axis Bank Ltd. (Diversified Banks)	$803
11,039	Bajaj Auto Ltd. (Motorcycle Manufacturers)	495
10,928	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	582
16,728	Bharat Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	193
18,074	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals)	513
68,798	GAIL India Ltd. (Gas Utilities)	629
2,245	Grasim Industries Ltd. (Construction Materials)	141
21,930	HDFC Bank Ltd. (Diversified Banks)	945
13,387	Hero Honda Motors Ltd. (Motorcycle Manufacturers)	580
134,572	Hindalco Industries Ltd. (Aluminum)	543
17,222	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	1,042
74,085	ICICI Bank Ltd. (Diversified Banks)	1,572
41,885	Infosys Technologies Ltd. (IT Consulting & Other Services)	2,441
70,024	Infrastructure Development Finance Co. Ltd. (Specialized Finance)	251
102,324	ITC Ltd. (Tobacco)	600
98,341	Jaiprakash Associates Ltd. (Industrial Conglomerates)	328
45,689	Jindal Steel & Power Ltd. (Steel)	716
15,113	Larsen & Toubro Ltd. (Construction & Engineering)	549
42,512	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	513
6,453	Maruti Suzuki India Ltd. (Automobile Manufacturers)	204
13,697	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	335
97,705	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	2,338
17,486	Reliance Infrastructure Ltd. (Electric Utilities)	389
92,161	Sesa Goa Ltd. (Steel)	966
7,710	State Bank of India Ltd. (Diversified Banks)	357
69,956	Steel Authority of India Ltd. (Steel)	394
36,909	Sterlite Industries India Ltd. (Diversified Metals & Mining)	699
47,030	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	818
12,716	Tata Power Co. Ltd. (Electric Utilities)	389
143,419	Unitech Ltd. (Real Estate Development)	235
8,982	United Spirits Ltd. (Distillers & Vintners)	264

		20,824

	Indonesia — 3.84%
1,474,000	PT Adaro Energy Tbk (Coal & Consumable Fuels)	318
940,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	248
455,500	PT Astra International Tbk (Automobile Manufacturers)	2,100
2,406,000	PT Bank Central Asia Tbk (Diversified Banks)	1,456
1,765,500	PT Bank Mandiri Tbk (Diversified Banks)	1,039
1,295,500	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,176
1,735,000	PT Bumi Resources Tbk (Coal & Consumable Fuels)	429
1,129,500	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	469
2,294,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,073
673,000	PT Semen Gresik Persero Tbk (Construction Materials)	540
347,500	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	665
1,856,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	1,644
227,500	PT Unilever Indonesia Tbk (Household Products)	304
288,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	581

		12,042

	Israel — 0.78%
53,876	Bank Leumi Le-Israel (Diversified Banks)	253
71,296	Bezeq Israeli Telecommunication Corp. Ltd. (Integrated Telecommunication Services)	203
6,200	Check Point Software Technologies Ltd. (Systems Software)	217
17,407	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	236
24,200	Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	1,526

		2,435

	Malaysia — 0.85%
153,700	Axiata Group Berhad (Wireless Telecommunication Services)	182
36,500	Berjaya Sports Toto Berhad (Casinos & Gaming)	50
80,400	CIMB Group Holdings Berhad (Diversified Banks)	347
15,800	Digi.Com Berhad (Wireless Telecommunication Services)	109
27,000	Genting Berhad (Casinos & Gaming)	55
69,800	Genting Malaysia Berhad (Casinos & Gaming)	61
14,900	Hong Leong Financial Group Berhad (Diversified Banks)	39
56,300	IJM Corp. Berhad (Construction & Engineering)	84
20,300	IOI Corp. Berhad (Agricultural Products)	34
11,400	Kuala Lumpur Kepong Berhad (Agricultural Products)	58
170,600	Malayan Banking Berhad (Diversified Banks)	391
108,000	PLUS Expressways Berhad (Highways & Railtracks)	112
19,600	PPB Group Berhad (Agricultural Products)	108
3,255	Public Bank Berhad (Diversified Banks)	12
67,400	Public Bank Berhad (Diversified Banks)	241
16,500	RHB Capital Berhad (Diversified Banks)	29
125,500	Sime Darby Berhad (Industrial Conglomerates)	335
12,300	Tanjong PLC (Independent Power Producers & Energy Traders)	68
99,400	Telekom Malaysia Berhad (Integrated Telecommunication Services)	105
81,800	Tenaga Nasional Berhad (Electric Utilities)	201

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Malaysia (continued)
27,800	UMW Holdings Berhad (Auto Parts & Equipment)	$54

		2,675

	Mexico — 3.80%
57,800	Alfa SAB, Class - A (Industrial Conglomerates)	455
81,900	America Movil SAB de CV - ADR, Series L (Wireless Telecommunication Services)	4,123
21,700	Fomento Economico Mexicano SAB de CV - Sponsored ADR (Soft Drinks)	1,031
104,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	387
16,400	Grupo Bimbo SAB de CV - Series A (Packaged Foods & Meats)	147
171,300	Grupo Financiero Banorte SAB de CV (Diversified Banks)	760
428,400	Grupo Mexico SAB de CV - Series B (Diversified Metals & Mining)	1,152
74,200	Grupo Modelo SAB de CV - Series C (Brewers)	438
48,900	Grupo Televisa SA - Sponsored ADR (Broadcasting)	1,028
86,000	Kimberly-Clark de Mexico SAB de CV - Class A (Household Products)	486
151,700	Mexichem SAB de CV (Commodity Chemicals)	446
287,600	Wal-Mart de Mexico SAB de CV - Series V (Hypermarkets & Super Centers)	1,474

		11,927

	Netherlands — 0.13%
11,483	X5 Retail Group NV - Registered GDR (Food Retail)	400

	Peru — 0.31%
31,300	Compania de Minas Buenaventura SA - ADR (Precious Metals & Minerals)	969

	Philippines — 0.73%
23,770	Ayala Corp. (Multi-Sector Holdings)	175
1,126,500	Ayala Land, Inc. (Diversified Real Estate Activities)	324
283,700	Bank of the Philippine Islands (Diversified Banks)	283
3,237,000	Energy Development Corp. (Independent Power Producers & Energy Traders)	358
113,200	First Philippine Holdings Corp. (Electric Utilities)	141
121,500	Metropolitan Bank & Trust Co. (Diversified Banks)	134
10,900	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	581
35,630	SM Investments Corp. (Industrial Conglomerates)	292

		2,288

	Poland — 0.44%
4,585	Bank Pekao SA (Diversified Banks)	267
11,067	KGHM Polska Miedz SA (Diversified Metals & Mining)	416
11,756	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing)	160
27,826	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)	389
26,307	Telekomunikacja Polska SA (Integrated Telecommunication Services)	149

		1,381

	Russia — 8.79%
630	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation)	731
52,572,832	Federal Grid Co. of Unified Energy System OJSC (Electric Utilities)	670
287,500	Gazprom - Sponsored ADR (Integrated Oil & Gas)	6,748
35,058	Gazprom - Sponsored ADR (Integrated Oil & Gas)	818
55,753	Globaltrans Investment PLC - Sponsored GDR Registered (Railroads)	727
375,305,783	INTER RAO UES (Electric Utilities)	675
68,700	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	3,895
22,900	Mechel - Sponsored ADR (Steel)	651
160,879	Mining and Metallurgical Co. Norilsk Nickel - ADR (Diversified Metals & Mining)	2,962
25,600	Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)	1,421
13,352	NovaTek OAO - Sponsored GDR Registered (Oil & Gas Exploration & Production)	972
15,972	Novolipetsk Steel - GDR Registered (Steel)	553
282,431	Rosneft Oil Co. (Integrated Oil & Gas)	2,248
29,662	Severstal - GDR Registered (Steel)	432
20,207	Sistema JSFC - Sponsored GDR Registered (Wireless Telecommunication Services)	550
2,540,764	Surgutneftegaz - Preferred (Integrated Oil & Gas)*	1,347
30,313	Tatneft - Sponsored ADR (Oil & Gas Exploration & Production)	949
43,000	Vimpel-Communications - Sponsored ADR (Integrated Telecommunication Services)	792
154,849,263	VTB Bank OJSC (Diversified Banks)*	410

		27,551

	South Africa — 3.60%
21,208	ABSA Group Ltd. (Diversified Banks)	415
3,096	Anglo Platinum Ltd. (Precious Metals & Minerals)	315
15,300	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	580
10,462	ArcelorMittal South Africa Ltd. (Steel)	133
22,750	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	249
58,532	Aveng Ltd. (Construction & Engineering)	302
21,071	Bidvest Group Ltd. (Industrial Conglomerates)	395
115,942	FirstRand Ltd. (Other Diversified Financial Services)	322
44,654	Gold Fields Ltd. (Gold)	566
28,974	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	852
24,870	Imperial Holdings Ltd. (Distributors)	343
23,845	Investec Ltd. (Diversified Capital Markets)	205
8,303	Kumba Iron Ore Ltd. (Steel)	403
60,960	MTN Group Ltd. (Wireless Telecommunication Services)	939
20,131	Naspers Ltd., N Shares (Cable & Satellite)	876
23,155	Nedbank Group Ltd. (Diversified Banks)	446

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	South Africa (continued)
46,532	Remgro Ltd. (Multi-Sector Holdings)	$627
88,865	Sanlam Ltd. (Life & Health Insurance)	304
24,655	Sasol Ltd. (Integrated Oil & Gas)	1,026
47,298	Standard Bank Group Ltd. (Diversified Banks)	745
186,949	Steinhoff International Holdings Ltd. (Home Furnishings)	514
19,856	Tiger Brands Ltd. (Packaged Foods & Meats)	501
75,182	Woolworths Holdings Ltd. (Department Stores)	233

		11,291

	South Korea — 10.34%
405	Amorepacific Corp. (Personal Products)	295
15,290	Daegu Bank (Regional Banks)	205
5,919	Daelim Industrial Co. Ltd. (Construction & Engineering)	392
12,810	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	366
2,095	GLOVIS Co. Ltd. (Air Freight & Logistics)	182
16,880	Hana Financial Group, Inc. (Diversified Banks)	523
2,377	Hyosung Corp. (Commodity Chemicals)	171
7,526	Hyundai Department Store Co. Ltd. (Department Stores)	689
3,573	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	749
10,706	Hyundai Mobis (Auto Parts & Equipment)	1,420
18,817	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	1,921
7,130	Hyundai Steel Co. (Steel)	541
17,800	Industrial Bank of Korea (Diversified Banks)	233
13,560	Kangwon Land, Inc. (Casinos & Gaming)	204
30,077	KB Financial Group, Inc. (Diversified Banks)	1,452
972	KCC Corp. (Building Products)	304
1,581	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	282
15,010	KT Corp. (Integrated Telecommunication Services)	620
6,491	KT&G Corp. (Tobacco)	359
6,704	LG Chem Ltd. (Commodity Chemicals)	1,425
14,875	LG Corp. (Industrial Conglomerates)	934
24,900	LG Display Co. Ltd. (Electronic Components)	879
8,182	LG Electronics, Inc. (Consumer Electronics)	832
2,475	LG Household & Health Care Ltd. (Household Products)	662
5,185	POSCO (Steel)	2,420
10,819	Samsung Electronics Co. Ltd. (Semiconductors)	7,823
2,912	Samsung Electronics Co. Ltd. (Semiconductors)	1,385
3,463	Samsung Engineering Co. Ltd. (Construction & Engineering)	358
5,186	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	832
11,540	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	269
3,609	Samsung SDI Co. Ltd. (Electronic Components)	453
44,420	Shinhan Financial Group Co. Ltd. (Diversified Banks)	1,745
6,864	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,053
7,040	Woongjin Coway Co. Ltd. (Household Appliances)	218
15,170	Woori Finance Holdings Co. Ltd. (Diversified Banks)	223

		32,419

	Taiwan — 5.13%
219,000	Acer, Inc. (Computer Hardware)	647
137,000	Advanced Semiconductor Engineering, Inc. (Semiconductors)	125
266,000	Asia Cement Corp. (Construction Materials)	260
118,000	Asustek Computer, Inc. (Computer Storage & Peripherals)	206
633,000	AU Optronics Corp. (Electronic Components)	720
306,000	Cathay Financial Holding Co. Ltd. (Life & Health Insurance)	511
481,000	China Steel Corp. (Steel)	498
532,000	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	302
113,636	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	222
319,000	Compal Electronics, Inc. (Computer Hardware)	418
129,000	Coretronic Corp. (Electronic Equipment & Instruments)	183
113,000	Delta Electronics, Inc. (Electronic Components)	358
370,000	Far Eastern New Century Corp. (Industrial Conglomerates)	407
41,000	Farglory Land Development Co. Ltd. (Real Estate Development)	87
310,000	First Financial Holding Co. Ltd. (Diversified Banks)	170
50,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	132
407,000	Formosa Plastics Corp. (Commodity Chemicals)	897
491,000	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	597
350,000	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	1,516
33,000	HTC Corp. (Computer Hardware)	386
67,000	MediaTek, Inc. (Semiconductors)	1,163
271,000	Mega Financial Holding Co. Ltd. (Diversified Banks)	157
370,000	Pou Chen Corp. (Footwear)	302
155,000	Powertech Technology, Inc. (Semiconductors)	554
42,000	Silitech Technology Corp. (Electrical Components & Equipment)	153
422,000	Taiwan Cooperative Bank (Diversified Banks)	255
72,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	230
135,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	254

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Taiwan (continued)
1,352,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	$2,619
143,000	Tripod Technology Corp. (Electronic Components)	484
63,000	U-Ming Marine Transport Corp. (Marine)	128
71,000	Uni-President Enterprises Corp. (Packaged Foods & Meats)	81
461,000	United Microelectronics Corp. (Semiconductors)	245
265,000	Wistron Corp. (Computer Hardware)	482
534,000	Yuanta Financial Holding Co. Ltd. (Investment Banking & Brokerage)	320

		16,069

	Thailand — 1.20%
65,500	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	175
73,900	Bangkok Bank Public Co. Ltd. (Diversified Banks)	301
17,400	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	333
357,900	CP ALL Public Co. Ltd. (Food Retail) (b)	305
150,300	Kasikornbank Public Co. Ltd. (Diversified Banks)	449
586,500	Krung Thai Bank Public Co. Ltd. (Diversified Banks)	221
884,500	Land and Houses Public Co. Ltd. (Real Estate Development)	166
268,100	PTT Aromatics & Refining Public Co. Ltd. (Oil & Gas Refining & Marketing)	239
38,700	PTT Chemical Public Co. Ltd. (Commodity Chemicals)	114
37,000	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	170
55,900	PTT Public Co. Ltd. (Integrated Oil & Gas)	453
106,500	Siam Commercial Bank Public Co. Ltd. (Diversified Banks)	303
172,300	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	267
33,600	The Siam Cement Public Co. Ltd. (Construction Materials)	267

		3,763

	Tokelau — 0.16%
47,107	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	497

	Turkey — 3.79%
188,995	Akbank TAS (Diversified Banks)	1,221
69,332	Arcelik AS (Household Appliances)	281
138,994	Asya Katilim Bankasi AS (Diversified Banks)	372
9,986	BIM Birlesik Magazalar AS (Food Retail)	520
75,368	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	350
125,829	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	539
193,953	Koc Holding AS (Industrial Conglomerates)	665
39,983	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	909
168,460	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	567
163,545	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	997
552,116	Turkiye Garanti Bankasi AS (Diversified Banks)	2,584
85,394	Turkiye Halk Bankasi AS (Diversified Banks)	619
106,420	Turkiye Is Bankasi AS (Diversified Banks)	334
230,754	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	752
233,604	Turkiye Vakiflar Bankasi TAO AS, Class - D (Diversified Banks)	625
210,775	Yapi ve Kredi Bankasi AS (Diversified Banks)	536

		11,871

	United Kingdom — 0.08%
5,597	Anglo American PLC (Diversified Metals & Mining)	244

	United States — 0.44%
203,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury Goods)	335
32,800	Southern Copper Corp. (Diversified Metals & Mining)	1,039

		1,374

	Total SSgA Funds Management, Inc.	253,968

	Total Common Stocks	277,132

	Mutual Funds — 12.09%
	Boston Company — 0.46%
3,760	iShares MSCI Emerging Markets Index	158
45,600	iShares MSCI Taiwan Index Fund	572
30,120	WisdomTree India Earnings Fund	703

	Total Boston Company	1,433

	SSgA Funds Management, Inc. — 11.63%
9,879,893	Alliance Money Market Fund Prime Portfolio, 0.11% (c)	9,880
9,803,559	Federated Prime Obligations Portfolio, 0.11% (c)	9,804
199,300	iShares MSCI Emerging Markets Index	8,394
198,900	Vanguard Emerging Markets ETF	8,390

	Total SSgA Funds Management, Inc.	36,468

	Total Mutual Funds	37,901

	Total Investments (cost $302,998) — 100.51%	315,033
	Liabilities in excess of other assets — (0.51)%	(1,591)

	Net Assets — 100.00%	$313,442

*	Represents a Level 2 security. Refer to Note 2 in Notes to Portfolio Investments.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
78	FTSE/JSE TOP 40	$2,788	Jun-10	$60
49	H-Shares IDX Future	3,911	Apr-10	122
248	MSCI Taiwan Index	6,999	Apr-10	88

	Net Unrealized Appreciation / Depreciation			$270

Currency Contracts

SSgA Funds Management, Inc.

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
4,547,000	Brazilian Real	04/12/10	$2,407	$2,552	$145
260,000,000	Taiwan Dollar	04/09/10	8,148	8,199	51

	Total Currencies Purchased		$10,555	$10,751	$196

	Currencies Sold
4,547,000	Brazilian Real	04/12/10	$2,529	$2,553	$(24)
70,000,000	Taiwan Dollar	04/09/10	2,203	2,207	(4)

	Total Currencies Sold		$4,732	$4,760	$(28)

	Unrealized Appreciation / Depreciation				$168

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 17.55%
$600	ASG Resecuritization Trust, Series 2009-3, Class A65 (a)(b)	5.57	3/26/37	$582
966	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class ASB (b)	4.59	7/10/43	995
555	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4	5.45	1/15/49	544
920	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (b)	5.69	4/10/49	883
2,132	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB	5.71	1/10/17	2,187
386	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4	5.49	10/10/17	367
1,109	Banc of America Funding Corp., Series 2009-R6, Class 3A1 (a)(b)	5.60	1/26/37	1,078
1,000	Banc of America Large Loan, Series 2009-UB1, Class A4A (a)(b)	5.62	6/24/50	1,026
1,358	BCAP LLC Trust, Series 2009-RR2, Class A1 (a)(b)	5.65	1/21/38	1,330
1,095	BCAP LLC Trust, Series 2009-RR4, Class 2A1 (a)(b)	5.93	7/26/36	1,052
1,461	BCAP LLC Trust, Series 2009-RR4, Class 3A1 (a)(b)	5.45	4/26/37	1,426
786	BCAP LLC Trust, Series 2009-RR4, Class 9A1 (a)(b)	5.35	10/26/35	729
1,493	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1 (b)	4.63	2/25/36	1,328
2,489	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 (b)	5.97	6/25/47	1,927
925	Bear Stearns Commercial Mortgage Securities, Series 2007-Pw17, Class A4 (b)	5.69	6/11/50	915
943	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB	4.98	2/11/41	985
1,500	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (b)	5.72	6/11/40	1,562
1,468	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1 (b)	5.29	12/25/35	1,286
973	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1 (b)	5.62	12/10/49	1,017
345	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (b)	2.76	10/25/35	287
1,014	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (b)	4.70	3/25/36	819
2,324	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A (b)	5.86	7/25/37	1,709
764	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 1A1 (a)(b)	5.66	6/25/37	746
1,297	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 7A1 (a)(b)	0.60	7/25/36	1,145
826	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 6A1 (a)(b)	0.50	7/25/36	745
1,840	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 (b)	5.89	11/15/44	1,840
1,645	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4 (b)	5.82	12/10/49	1,645
58	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	57
1,157	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	923
1,306	Credit Suisse Mortgage Capital Certificate, Series 2009-2R, Class 2A5 (a)(b)	5.61	6/26/37	1,275
2,774	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 25A1 (a)(b)	5.65	7/27/36	2,649
686	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 28A1 (a)(b)	5.57	8/27/37	653
1,850	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 30A1 (a)(b)	5.82	7/27/37	1,761
1,538	Credit Suisse Mortgage Capital Certificate, Series 2009-8R, Class 5A1 (a)(b)	6.09	5/26/37	1,528
340	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	340
1,156	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.17	6/26/35	1,111
1,020	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (b)	5.47	1/25/37	813
1,189	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (b)	5.83	5/25/37	906
460	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	423
743	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (b)	5.41	11/19/35	649
757	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB	4.62	8/10/42	779
1,335	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	1,298
1,890	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (b)	5.81	8/10/45	1,941
918	GS Mortgage Securities Corp., Series 2008-2R, Class 1A1 (a)(b)	7.50	9/25/36	847
988	GS Mortgage Securities Corp., Series 2008-2R, Class 2A1 (a)(b)	7.50	10/25/36	932
834	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1 (a)(b)	5.12	7/25/35	767
1,434	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (b)	5.79	7/25/37	1,185
1,827	Jefferies & Co., Series 2009-R9, Class 1A1 (a)(b)	5.84	8/26/46	1,746
1,120	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (b)	5.73	2/12/49	1,146
1,580	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB20, Class A4 (b)	5.79	2/12/51	1,576
1,930	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (b)	5.82	6/15/49	1,991
312	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4 (b)	5.88	2/15/51	305
777	JPMorgan Mortgage Trust, Series 2006-A5, Class 2A1 (b)	5.78	8/25/36	570
1,679	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2 (b)	5.76	1/25/37	1,423
551	JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1 (b)	5.37	6/25/37	430
1,042	JPMorgan Re-Remic, Series 2009-7, Class 13A1 (a)(b)	5.93	6/27/37	1,022
1,946	JPMorgan Re-Remic, Series 2009-7, Class 5A1 (a)(b)	6.00	2/27/37	1,941
1,497	JPMorgan Re-Remic, Series 2009-8, Class A1 (a)(b)	5.64	4/20/36	1,422
134	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	128
346	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	344
110	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	100
278	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	263
930	Residential Funding Mortgage Securities, Inc., Series 2004-S9, Class 1A6	5.50	12/25/34	933

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,108	Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (b)	5.64	2/20/47	$854
1,350	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (b)	5.25	12/25/35	500
630	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AP8 (b)	5.09	7/15/42	658
1,335	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (b)	5.74	6/15/49	1,353
673	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14, Class 1A1 (b)	5.05	12/25/35	640
2,256	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1 (b)	5.27	1/25/37	1,674
378	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (b)	5.56	12/25/36	264
1,255	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3 (b)	5.79	3/25/37	960
740	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1 (b)	5.31	3/25/37	634
1,823	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 (b)	5.53	7/25/36	1,464
418	Wells Fargo Mortgage Backed Securities Trust, Series 2008-1R, Class A1 (a)(b)	5.32	6/26/35	385

	Total Collateralized Mortgage Obligations			75,718

	U.S. Government Agency Mortgages — 29.68%
4,690	Fannie Mae, 15 YR TBA	5.50	4/25/25	5,016
3,975	Fannie Mae, 30 YR TBA	5.00	5/25/40	4,084
3,700	Fannie Mae, 30 YR TBA	5.50	4/25/40	3,915
3,120	Fannie Mae, 30 YR TBA	6.50	4/25/40	3,381
1,357	Fannie Mae, Pool #255321	5.50	7/1/24	1,441
448	Fannie Mae, Pool #255493	5.50	11/1/24	476
314	Fannie Mae, Pool #255550	5.50	12/1/24	333
579	Fannie Mae, Pool #256116	6.00	2/1/26	619
1,512	Fannie Mae, Pool #257238	5.00	6/1/28	1,573
1,150	Fannie Mae, Pool #555531	5.50	6/1/33	1,221
1,108	Fannie Mae, Pool #555591	5.50	7/1/33	1,169
365	Fannie Mae, Pool #672512	5.50	12/1/32	385
1,178	Fannie Mae, Pool #725222	5.50	2/1/34	1,250
1,191	Fannie Mae, Pool #725419	4.50	10/1/33	1,195
748	Fannie Mae, Pool #725424	5.50	4/1/34	789
630	Fannie Mae, Pool #725425	5.50	4/1/34	664
207	Fannie Mae, Pool #725456	5.00	5/1/34	215
840	Fannie Mae, Pool #728720	5.00	7/1/33	872
855	Fannie Mae, Pool #735230	5.00	8/1/20	910
290	Fannie Mae, Pool #741897	5.00	10/1/33	301
343	Fannie Mae, Pool #744131	6.50	12/1/24	372
1,224	Fannie Mae, Pool #745096	5.50	11/1/34	1,299
796	Fannie Mae, Pool #745518	5.50	1/1/20	859
2,789	Fannie Mae, Pool #868691	6.00	4/1/36	2,977
671	Fannie Mae, Pool #888105	5.00	8/1/20	717
500	Fannie Mae, Pool #888283	5.00	8/1/34	519
1,420	Fannie Mae, Pool #888657	5.50	2/1/35	1,506
3,010	Fannie Mae, Pool #889273	5.50	4/1/38	3,175
696	Fannie Mae, Pool #889579	6.00	5/1/38	740
1,711	Fannie Mae, Pool #890006	5.50	9/1/36	1,816
2,941	Fannie Mae, Pool #890206	5.50	10/1/21	3,177
212	Fannie Mae, Pool #919157	6.50	4/1/37	231
1,628	Fannie Mae, Pool #930768	4.00	3/1/29	1,620
888	Fannie Mae, Pool #943456	6.00	8/1/37	944
869	Fannie Mae, Pool #962064	5.50	3/1/38	917
1,989	Fannie Mae, Pool #962475	5.50	4/1/38	2,099
2,027	Fannie Mae, Pool #964557	5.50	7/1/38	2,139
1,394	Fannie Mae, Pool #995234	5.00	7/1/19	1,489
613	Fannie Mae, Pool #995879	6.00	4/1/39	652
2,190	Fannie Mae, Series 2003-86, Class OE	5.00	3/25/32	2,325
1,495	Fannie Mae, Series 2005-101, Class ND	5.00	6/25/34	1,565
2,276	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,393
1,150	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,209
455	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	478
1,938	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	2,044
1,995	Fannie Mae, Series 2005-51, Class ND	5.50	11/25/33	2,126
2,100	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,198
880	Fannie Mae, Series 2006-45, Class NW	5.50	1/25/35	936

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2,625	Fannie Mae, Series 2006-63, Class QE	5.50	11/25/32	$2,795
1,860	Fannie Mae, Series 2007-116, Class PB	5.50	8/25/35	1,973
665	Fannie Mae, Series 2007-77, Class TC	5.50	9/25/34	710
1,340	Fannie Mae, Series 2008-68, Class VB	6.00	3/25/27	1,454
3,060	Fannie Mae, Series 2009-86, Class PC	5.00	3/25/37	3,204
34	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	37
769	Freddie Mac, Pool #A71283	6.50	1/1/38	837
2,663	Freddie Mac, Pool #A90319	5.00	12/1/39	2,753
1,225	Freddie Mac, Pool #C91293	5.00	3/1/30	1,275
982	Freddie Mac, Pool #E99582	5.00	9/1/18	1,049
932	Freddie Mac, Pool #G04701	6.00	1/1/38	1,003
1,704	Freddie Mac, Pool #G05774	5.00	1/1/40	1,761
1,362	Freddie Mac, Pool #G13774	5.50	12/1/20	1,472
1,145	Freddie Mac, Series 2628, Class QM	4.50	11/15/31	1,199
880	Freddie Mac, Series 2694, Class QH	4.50	3/15/32	922
1,460	Freddie Mac, Series 2709, Class PE	5.00	12/15/22	1,563
1,192	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,266
950	Freddie Mac, Series 2751, Class NE	5.00	6/15/32	1,008
1,390	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,471
1,355	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,438
1,255	Freddie Mac, Series 2780, Class LE	5.00	11/15/32	1,329
1,545	Freddie Mac, Series 2864, Class NB	5.50	7/15/33	1,648
1,700	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,798
250	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	264
760	Freddie Mac, Series 2874, Class LD	5.00	8/15/33	802
2,275	Freddie Mac, Series 2888, Class CG	5.00	8/15/33	2,403
1,035	Freddie Mac, Series 2891, Class LD	5.00	8/15/33	1,096
1,186	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,251
1,605	Freddie Mac, Series 2931, Class JE	5.00	3/15/33	1,717
2,290	Freddie Mac, Series 3017, Class MK	5.00	12/15/34	2,419
1,915	Freddie Mac, Series 3026, Class GE	5.50	6/15/34	2,048
1,610	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,692
1,005	Freddie Mac, Series 3162, Class OD	6.00	6/15/35	1,088
1,195	Freddie Mac, Series 3164, Class QV	6.50	3/15/17	1,282
770	Freddie Mac, Series 3242, Class QB	5.50	1/15/34	821
1,680	Freddie Mac, Series 3476, Class VB	5.50	2/15/27	1,809
788	Government National Mortgage Association, Pool #616571	6.50	8/20/34	861
2,025	Government National Mortgage Association, Series 2010-29, Class CB	5.00	12/20/38	2,159

	Total U.S. Government Agency Mortgages			128,008

	U.S. Government Agency Securities — 0.47%
1,000	Fannie Mae	2.75	12/29/14	997
1,010	Freddie Mac, Series 2, MTN	3.00	12/30/14	1,019

	Total U.S. Government Agency Securities			2,016

	Convertible Corporate Bonds — 0.65%
1,055	Amgen, Inc., Callable 4/26/10 @ 78.13 (c) (Biotechnology)	1.34	3/1/32	791
915	Boston Properties, Inc., Callable 2/20/12 @ 100.00 (Office REITs)	2.88	2/15/37	912
1,100	ERP Operating LP, Callable 8/18/11 @ 100.00 (REITs)	3.85	8/15/26	1,105

	Total Convertible Corporate Bonds			2,808

	Corporate Bonds — 21.75%
380	21st Century Insurance (Insurance)	5.90	12/15/13	397
540	Affiliated Computer Services (IT Services)	5.20	6/1/15	556
1,250	AgriBank, FCB, Series AI (Commercial Banks)	9.13	7/15/19	1,422
1,045	Airgas, Inc. (Chemicals) Callable 10/1/13 @ 103.56 (a)	7.13	10/1/18	1,149
1,350	Ameren Corp. (Electric Utilities)	8.88	5/15/14	1,558
390	Amerenenergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	416
600	American Honda Finance Corp. (Diversified Financial Services) (a)	3.50	3/16/15	597
1,485	American Honda Finance Corp. (Consumer Finance) (a)	7.63	10/1/18	1,731
1,250	ANZ National International Ltd. (Commercial Banks)	6.20	7/19/13	1,378
710	AT&T, Inc. (Diversified Telecommunication Services)	6.55	2/15/39	746

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$760	Bank of America Corp. (Diversified Financial Services)	5.75	12/1/17	$779
340	BellSouth Capital Funding Corp. (Diversified Telecommunication Services)	7.88	2/15/30	395
1,222	Blackstone Holdings Finance Co. LLC (Capital Markets) (a)	6.63	8/15/19	1,230
1,865	Brocade Communications Systems, Inc. (Communications Equipment) Callable 1/15/13 @ 103.31 (a)	6.63	1/15/18	1,898
920	Centurytel, Inc., Series P (Diversified Telecommunication Services)	7.60	9/15/39	887
895	Chevron Phillips Chemical Co. LLC (Oil, Gas & Consumable Fuels) (a)	7.00	6/15/14	1,008
602	Citigroup, Inc. (Diversified Financial Services)	6.01	1/15/15	632
475	Citigroup, Inc. (Diversified Financial Services)	6.50	8/19/13	512
371	Citigroup, Inc. (Diversified Financial Services)	8.50	5/22/19	433
500	Comcast Cable Communications Holdings, Inc. (Diversified Telecommunication Services)	9.46	11/15/22	668
55	Comcast Corp. (Media)	6.50	1/15/17	61
1,545	ConocoPhillips Co. (Oil, Gas & Consumable Fuels)	5.75	2/1/19	1,684
1,100	Crown Castle Towers LLC (Wireless Telecommunication Services) (a)	6.11	1/15/20	1,151
2,458	CVS Caremark Corp. (Food & Staples Retailing) (b)	6.30	6/1/37	2,323
860	Delhaize America, Inc. (Food & Staples Retailing)	9.00	4/15/31	1,094
1,445	Dominion Resources, Inc. (Multi-Utilities)	6.30	9/30/66	1,366
695	ERAC USA Finance Co. (Specialty Retail) (a)	7.00	10/15/37	716
690	Farmers Exchange Capital (Diversified Financial Services) (a)	7.20	7/15/48	597
339	FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	277
1,325	Florida Power Corp. (Electronic Equipment, Instruments & Components)	5.65	4/1/40	1,296
930	FPL Group Capital, Inc. (Electric Utilities) (b)	6.35	10/1/66	872
1,073	General Electric Capital Corp., MTN (Diversified Financial Services)	5.50	1/8/20	1,095
1,065	General Electric Capital Corp., Series A (Industrial Conglomerates)	3.75	11/14/14	1,079
135	Goldman Sachs Group, Inc. (Capital Markets)	5.95	1/15/27	130
840	Goldman Sachs Group, Inc. (Capital Markets)	6.25	9/1/17	903
1,133	Halliburton Co. (Energy Equipment & Services)	6.15	9/15/19	1,270
380	International Paper Co. (Paper & Forest Products)	9.38	5/15/19	475
765	Jersey Central Power & Light Co. (Electric Utilities)	7.35	2/1/19	886
1,210	JPMorgan Chase & Co. (Diversified Financial Services)	4.95	3/25/20	1,200
560	JPMorgan Chase & Co. (Diversified Financial Services)	5.13	9/15/14	592
875	KCP&L Greater Missouri Operations Co. (Electric Utilities)	11.88	7/1/12	1,018
495	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)	6.00	2/1/17	532
820	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)	6.50	9/1/39	843
395	Kroger Co. (Food & Staples Retailing)	7.00	5/1/18	445
355	Life Technologies Corp. (Health Care Technology)	4.40	3/1/15	357
650	Life Technologies Corp. (Health Care Technology)	6.00	3/1/20	666
870	Mass Mutual Life Insurance Co. (Insurance) (a)	8.88	6/1/39	1,108
280	Merrill Lynch & Co. (Capital Markets)	5.45	7/15/14	293
665	Merrill Lynch & Co., Series D, MTN (Capital Markets)	6.88	4/25/18	717
1,200	MetLife Global Funding I (Insurance) (a)	2.88	9/17/12	1,220
780	MetLife Global Funding I (Insurance) (a)	5.13	4/10/13	837
1,510	Microsoft Corp. (Software)	2.95	6/1/14	1,533
1,025	Morgan Stanley, Series D, MTN (Capital Markets)	6.00	4/28/15	1,098
350	National Rural Utilities Cooperative Finance Corp., Series C, MTN (Diversified Financial Services)	7.25	3/1/12	385
1,090	Nationwide Mutual Insurance Co. (Real Estate Investment Trusts) (a)	9.38	8/15/39	1,242
1,170	News America, Inc. (Media)	6.90	8/15/39	1,277
992	Northwestern Mutual Life Insurance (Insurance) (a)	6.06	3/30/40	996
730	Novartis Capital Corp. (Health Care Equipment & Supplies)	4.40	4/24/20	730
950	Nucor Corp. (Metals & Mining)	6.40	12/1/37	1,018
630	Old Domion Electric Cooperative, Series A (Road & Rail)	6.25	6/1/11	662
1,080	Pacific Gas & Electric Co. (Electric Utilities)	5.80	3/1/37	1,072
925	Pacific Life Insurance Co. (Diversified Telecommunication Services) (a)	9.25	6/15/39	1,146
2,400	Pacific Life Insurance Corp. (Insurance) (a)	6.00	2/10/20	2,343
1,145	PP&L Capital Funding, Inc., Series A (Electric Utilities)	6.70	3/30/67	999
700	Raymond James Financial, Inc. (Capital Markets)	8.60	8/15/19	800
1,882	Reinsurance Group of America, Inc. (Insurance)	6.45	11/15/19	1,967
1,330	RenRe North America Holdings, Inc. (Diversified Financial Services)	5.75	3/15/20	1,330
1,165	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.88	7/15/13	1,281
950	Rio Tinto Finance USA Ltd. (Metals & Mining)	6.50	7/15/18	1,069
400	Rohm & Haas Co. (Chemicals)	6.00	9/15/17	425
1,180	Sherwin-Williams Co. (Chemicals)	3.13	12/15/14	1,186
1,200	Simon Property Group LP (Real Estate Investment Trusts) Callable 2/15/14 @ 100.00	6.75	5/15/14	1,313
1,080	Southwestern Electric Power Co., Series E (Electric Utilities)	5.55	1/15/17	1,127

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,000	Stryker Corp. (Health Care Equipment & Supplies)	3.00	1/15/15	$1,000
745	The Boeing Co. (Aerospace & Defense)	3.50	2/15/15	758
1,640	The Dow Chemical Co. (Chemicals)	5.90	2/15/15	1,775
555	Time Warner Cable, Inc. (Media)	6.75	7/1/18	620
100	Time Warner Cable, Inc. (Media)	6.75	6/15/39	105
720	Time Warner Cable, Inc. (Media)	6.95	1/15/28	783
330	Time Warner Cable, Inc. (Media)	7.50	4/1/14	381
710	Time Warner Cable, Inc. (Media)	7.63	4/15/31	811
1,140	Time Warner Cable, Inc. (Media)	8.25	4/1/19	1,379
490	Time Warner Entertainment Co. LP (Media)	10.15	5/1/12	567
740	Trans-Canadian Pipelines (Oil, Gas & Consumable Fuels) (b)	6.35	5/15/67	704
365	Trans-Canadian Pipelines (Oil, Gas & Consumable Fuels)	6.50	8/15/18	414
405	Union Electric Co., LLC (Electric Utilities)	6.00	4/1/18	429
1,075	United Technolgy Corp. (Aerospace & Defense)	5.70	4/15/40	1,087
780	Verizon Communications, Inc. (Diversified Telecommunication Services)	8.75	11/1/18	978
1,360	Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	1,486
235	Viacom, Inc. (Media)	6.13	10/5/17	254
180	Viacom, Inc. (Media)	6.25	4/30/16	199
912	W.R. Berkley Corp. (Insurance)	7.38	9/15/19	996
1,630	Wachovia Corp., Series G, MTN (Commercial Banks)	5.50	5/1/13	1,760
1,085	WEA Finance LLC/WT Finance Australia (Real Estate Investment Trusts) (a)	6.75	9/2/19	1,158
1,030	Wells Fargo & Co. (Commercial Banks)	4.38	1/31/13	1,087
1,109	Wells Fargo & Co., Series I, MTN (Commercial Banks)	3.75	10/1/14	1,122
630	Williams Partners LP (Oil, Gas & Consumable Fuels) (a)	6.30	4/15/40	626
1,130	Wisconsin Energy Corp. (Multi-Utilities) (b)	6.25	5/15/67	1,073
1,570	WPS Resources Corp. (Electric Utilities) (b)	6.11	12/1/66	1,405
310	Xerox Corp. (Office Electronics)	6.40	3/15/16	340

	Total Corporate Bonds			93,791

	Asset Backed Securities — 0.86%
840	AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4	5.02	11/6/12	843
920	Bank of America Credit Card Trust, Series 2007-B3, Class B3 (b)	0.43	8/15/16	872
500	Capital One Multi-Asset Execution Trust, Series 2006-B1, Class B1 (b)	0.51	1/15/19	462
30	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	29
20	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/26	20
600	Household Automotive Trust, Series 2006-1, Class A4	5.52	3/18/13	612
850	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1	4.45	8/15/16	870

	Total Asset Backed Securities			3,708

	Taxable Municipal Bonds — 2.67%
1,310	Bay Area Toll Authority California Bridge Revenue	6.26	4/1/49	1,309
430	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	430
1,080	Chicago Illinois Transit Authority Sales Tax Reciepts Revenue, Series B	6.20	12/1/40	1,069
1,165	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,132
1,115	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,141
775	Harrison New Jersey (FGIC)	5.50	5/1/22	679
1,085	Illinois State (GO)	4.07	1/1/14	1,094
945	Metropolitan Transportation Authority New York Dedicated Tax Federal Revenue, Series A2	6.09	11/15/40	934
795	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	794
1,475	Missouri State Highways & Transit Commission State Road Revenue	5.45	5/1/33	1,446
1,295	Municipal Electic Authority of Georgia Revenue, Series A	6.64	4/1/57	1,284
220	Port Authority of New York & New Jersey (RB)	6.04	12/1/29	225

	Total Taxable Municipal Bonds			11,537

	U.S. Treasury Obligations — 15.21%
4,773	U.S. Treasury Bond	4.38	11/15/39	4,514
5,660	U.S. Treasury Bond	5.25	2/15/29	6,159
9,233	U.S. Treasury Note	1.00	3/31/12	9,229
12,785	U.S. Treasury Note	1.38	3/15/13	12,710
2,061	U.S. Treasury Note	2.38	2/28/15	2,047
21,233	U.S. Treasury Note	3.25	3/31/17	21,206

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$9,896	U.S. Treasury Note	3.63	2/15/20	$9,727

	Total U.S. Treasury Obligations			65,592

	Yankee Dollars — 9.00%
900	America Movil SAB de CV (Wireless Telecommunication Services) (a)	6.13	3/30/40	879
1,165	ArcelorMittal (Metals & Mining)	9.85	6/1/19	1,481
1,400	Australia and New Zealand Banking Group Ltd. (Commercial Banks) (a)	3.70	1/13/15	1,402
1,600	Barclays Bank PLC (Commercial Banks)	2.50	1/23/13	1,602
600	Barclays Bank PLC (Commercial Banks)	5.20	7/10/14	641
2,600	Barclays Bank PLC, Series 1 (Commercial Banks)	5.00	9/22/16	2,672
1,295	Barrick Australia Finance (Metals & Mining)	5.95	10/15/39	1,275
1,120	BP Capital Markets PLC (Diversified Financial Services)	3.88	3/10/15	1,163
1,065	Coca-Cola Amatil Ltd. (Beverages) (a)	3.25	11/2/14	1,056
2,005	EDP Finance BV (Electric Utilities) (a)	5.38	11/2/12	2,131
313	EDP Finance BV (Electric Utilities) (a)	6.00	2/2/18	322
1,470	Electricite de France (Electric Utilities) (a)	4.60	1/27/20	1,449
1,287	Enel Finance International (Electric Utilities) (a)	6.25	9/15/17	1,398
1,045	Hutchison Whampoa International Ltd. (Industrial Conglomerates) (a)	5.75	9/11/19	1,085
1,600	Irish Life & Permanent Group Holdings PLC (Diversified Financial Services) (a)	3.60	1/14/13	1,597
1,565	Korea Gas Corp. (Gas Utilities) (a)	6.00	7/15/14	1,702
1,275	Lloyds TSB Bank PLC (Diversified Financial Services) (a)	4.38	1/12/15	1,257
1,100	Lloyds TSB Bank PLC (Diversified Financial Services) (a)	5.80	1/13/20	1,073
680	MMG Fiduciary (AES el Salvador) (Electric Utilities) (a)	6.75	2/1/16	646
395	National Australia Bank (Commercial Banks) (a)	5.35	6/12/13	426
2,000	National Australia Bank Ltd. (Diversified Financial Services) (a)	3.75	3/2/15	2,008
1,000	Nomura Holdings, Inc. (Diversified Financial Services)	6.70	3/4/20	1,038
1,200	Nordea Bank AB (Commercial Banks) (a)	3.70	11/13/14	1,209
1,035	Petro-Canada (Oil, Gas & Consumable Fuels)	6.05	5/15/18	1,114
1,060	Petronas Global Sukuk Ltd. (Oil, Gas & Consumable Fuels) (a)	4.25	8/12/14	1,072
1,300	Royal Bank of Scotland PLC (Commercial Banks)	4.88	3/16/15	1,300
1,145	Shell International Finance BV (Energy Equipment & Services)	4.30	9/22/19	1,129
2,095	Svenska Handelsbanken AB (Commercial Banks) (a)	5.13	3/30/20	2,095
550	Telecom Italia Capital SA (Diversified Telecommunication Services)	5.25	10/1/15	563
820	Telecom Italia Capital SA (Diversified Telecommunication Services)	7.18	6/18/19	885
270	Telecom Italia Capital SA (Diversified Telecommunication Services)	7.20	7/18/36	273
830	Vodafone Group PLC (Wireless Telecommunication Services)	5.45	6/10/19	861

	Total Yankee Dollars			38,804

	Mutual Funds — 6.64%
28,636	SSgA Prime Money Market Fund (b)	0.06		28,636

	Total Mutual Funds			28,636

	Total Investments (cost $443,070) — 104.48%			450,618
	Liabilities in excess of other assets — (4.48)%			(19,321)

	Net Assets — 100.00%			$431,297

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.
(c)	Zero Coupon Security. Effective rate shown is as of March 31, 2010.

AMBAC	– American Municipal Bond Assurance Corporation
FGIC	– Financial Guaranty Insurance Company
FSA	– Financial Security Assurance, Inc.
GO	– General Obligation
MTN	– Medium Term Note
RB	– Revenue Bond
REITs	– Real Estate Investment Trusts
TBA	– Security is subject to delayed delivery

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 10.86%
$273	American Home Mortgage Assets, Series 2006-6, Class A1A (a)	0.44	12/25/46	$140
822	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	848
1,385	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,463
1,300	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.04	11/10/42	1,347
219	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	220
1,485	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,541
486	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1 (a)	5.45	11/25/34	421
223	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.39	2/25/47	149
1,459	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.10	12/10/49	1,470
360	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	360
1,579	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,193
359	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	359
1,945	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4 (a)	5.82	12/10/49	1,945
261	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1 (a)	1.38	8/25/46	137
465	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1 (a)	0.42	2/20/47	233
771	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1 (a)	0.43	3/20/47	412
951	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	815
295	Countrywide Home Loans, Series 2006-0A5, Class 2A1 (a)	0.45	4/25/46	149
312	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	232
1,830	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3	6.13	4/15/37	1,943
1,660	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,691
169	Deutsche Bank Alt Securities Inc., Series 2006-0A1, Class A1 (a)	0.45	2/25/47	95
1,376	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,419
845	Freddie Mac Multifamily Structured Pass Through Certificates, Series K003, Class A3	4.32	12/25/15	884
321	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	322
2,920	Government National Mortgage Association, Series 2007-9, IO, Class BI (a)	6.58	3/20/37	305
3,500	Government National Mortgage Association, Series 2009-16, IO, Class SL (a)	7.10	1/20/37	425
8,135	Government National Mortgage Association, Series 2009-47, IO, Class KS (a)	5.82	6/16/39	729
2,110	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4 (a)	4.80	8/10/42	2,097
985	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	1,013
876	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	3.25	8/25/34	824
723	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1 (a)	5.22	11/25/35	664
491	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A (a)	0.45	11/19/36	287
649	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	0.52	10/25/35	462
1,443	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,476
239	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (b)	4.16	1/12/39	236
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	220
35	JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	35
160	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	147
106	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	101
—	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	—
294	LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	295
1,567	LB - UBS Commercial Mortgage Trust, Series 2001-C2, Clas s A2	6.65	11/15/27	1,623
865	LB - UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	838
373	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	337
337	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	335
1,410	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,459
1,755	Station Place Securitization Trust, Series 2009-1, Class A (a)(b)	1.75	12/29/10	1,751
415	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	0.57	10/25/35	246
875	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4 (a)	5.01	12/15/35	919
850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4 (a)	5.27	12/15/44	871
820	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 (a)	5.57	10/15/48	806
477	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4 (a)	4.89	8/25/35	398
349	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A (a)	1.24	5/25/47	207
443	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1 (a)	6.07	9/25/36	374

	Total Collateralized Mortgage Obligations			39,268

	U.S. Government Agency Mortgages — 39.59%
82	Fannie Mae STRIP, Series 317, Class 1, PO (c)	3.18	12/1/31	72
5,700	Fannie Mae, 15 YR TBA	4.00	4/25/25	5,782
3,600	Fannie Mae, 30 YR TBA	4.00	4/25/40	3,490
16,513	Fannie Mae, 30 YR TBA	4.50	4/25/40	16,549

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$17,500	Fannie Mae, 30 YR TBA	4.50	5/25/40	$17,478
33	Fannie Mae, 30 YR TBA	5.00	4/25/40	34
10,455	Fannie Mae, 30 YR TBA	5.50	6/25/40	10,970
5,200	Fannie Mae, 30 YR TBA	6.00	4/25/40	5,523
100	Fannie Mae, 30 YR TBA	6.00	6/25/40	106
7,400	Fannie Mae, 30 YR TBA	6.50	4/25/40	8,020
15	Fannie Mae, Pool #124836	10.00	5/1/22	17
4	Fannie Mae, Pool #124911	10.00	3/1/16	4
5	Fannie Mae, Pool #190535	11.00	1/1/16	5
6	Fannie Mae, Pool #252259	5.50	2/1/14	7
5,699	Fannie Mae, Pool #254693	5.50	4/1/33	6,048
23	Fannie Mae, Pool #303406	10.00	2/1/25	25
2	Fannie Mae, Pool #313033	10.00	7/1/17	3
6	Fannie Mae, Pool #313328	10.00	7/1/18	6
29	Fannie Mae, Pool #323354	6.00	11/1/28	32
15	Fannie Mae, Pool #357776	5.50	4/1/20	16
2	Fannie Mae, Pool #359461	10.50	12/1/17	2
36	Fannie Mae, Pool #378141	10.00	4/1/19	39
20	Fannie Mae, Pool #397120	10.00	5/1/21	21
63	Fannie Mae, Pool #482513	5.50	1/1/14	68
2	Fannie Mae, Pool #50163	10.50	11/1/18	2
6	Fannie Mae, Pool #555494	5.50	5/1/18	6
155	Fannie Mae, Pool #555531	5.50	6/1/33	165
152	Fannie Mae, Pool #580515	5.50	4/1/16	164
47	Fannie Mae, Pool #610995	5.50	11/1/16	50
132	Fannie Mae, Pool #617271	5.50	1/1/17	142
11	Fannie Mae, Pool #666705	5.50	11/1/17	12
194	Fannie Mae, Pool #683287	5.50	2/1/18	210
256	Fannie Mae, Pool #688729	5.50	3/1/18	274
202	Fannie Mae, Pool #725162	6.00	2/1/34	220
444	Fannie Mae, Pool #725704	6.00	8/1/34	482
31	Fannie Mae, Pool #731076	5.50	7/1/18	34
4,394	Fannie Mae, Pool #735504	6.00	4/1/35	4,774
12,046	Fannie Mae, Pool #735591	5.00	6/1/35	12,480
32	Fannie Mae, Pool #735611	5.50	3/1/20	35
1,605	Fannie Mae, Pool #735912	5.50	10/1/35	1,695
488	Fannie Mae, Pool #745192	5.50	6/1/20	522
2,564	Fannie Mae, Pool #745209	5.50	9/1/19	2,764
496	Fannie Mae, Pool #745809	5.50	6/1/20	531
1,366	Fannie Mae, Pool #819432 (a)	4.50	3/1/35	1,378
835	Fannie Mae, Pool #836428	5.50	10/1/35	882
1,295	Fannie Mae, Pool #838926	5.50	8/1/35	1,369
356	Fannie Mae, Pool #842993	6.00	10/1/35	379
2,276	Fannie Mae, Pool #950829	6.00	11/1/37	2,421
764	Fannie Mae, Pool #959487	5.50	12/1/37	806
1,254	Fannie Mae, Pool #968080	5.50	2/1/38	1,323
3,351	Fannie Mae, Pool #995024	5.50	8/1/37	3,549
2,892	Fannie Mae, Pool #995320	4.50	12/1/20	3,004
10,889	Fannie Mae, Pool #AA8601	5.00	7/1/39	11,248
2,740	Fannie Mae, Pool #AD0437	6.00	9/1/39	2,924
344	Fannie Mae, Pool #AD1055	5.50	2/1/40	363
619	Fannie Mae, Pool #AD1602	5.50	2/1/40	653
180	Fannie Mae, Pool #AD2325	5.50	2/1/40	190
770	Fannie Mae, Pool #AD3099	5.00	4/1/40	795
770	Fannie Mae, Pool #AD3101	5.00	4/1/40	795
2,178	Fannie Mae, Series 2009-70, Class NT	4.00	8/25/19	2,258
2,000	Freddie Mac, 30 YR TBA	5.00	4/15/40	2,065
112	Freddie Mac, Gold Pool #A90774	5.50	1/1/40	118
904	Freddie Mac, Gold Pool #A91170	5.50	2/1/40	956
4	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	5
15	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	17
22	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	24
5	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	6

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	$14
23	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	25
67	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	70
70	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	75
24	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	25
5	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	5
46	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	50
71	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	77
2	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	2
112	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	115
32	Freddie Mac, Pool #170199	9.50	10/1/16	36
1,179	Freddie Mac, Pool #1G2511 (a)	5.38	5/1/36	1,237
911	Freddie Mac, Pool #1J1882 (a)	5.61	10/1/38	962
1	Freddie Mac, Pool #360019	10.50	12/1/17	1
1	Freddie Mac, Pool #555285	10.00	4/1/16	1
1,352	Freddie Mac, Pool #G03376	6.00	6/1/37	1,453
1,400	Government National Mortgage Association, 30 YR TBA	5.50	4/15/40	1,481
600	Government National Mortgage Association, 30 YR TBA	5.50	4/20/40	634
100	Government National Mortgage Association, 30 YR TBA	6.00	4/15/40	107
5	Government National Mortgage Association, Pool #112784	12.00	2/15/14	5
—	Government National Mortgage Association, Pool #42444	11.00	9/15/10	—
1	Government National Mortgage Association, Pool #42710	11.00	9/15/10	1
—	Government National Mortgage Association, Pool #43080	11.00	8/15/10	—
2	Government National Mortgage Association, Pool #45290	11.00	12/15/10	2
7	Government National Mortgage Association, Pool #488233	6.00	4/15/29	8
3	Government National Mortgage Association, Pool #497630	6.00	2/15/29	4
6	Government National Mortgage Association, Pool #58625	12.00	11/15/12	6
131	Government National Mortgage Association, Pool #604791	5.50	11/15/33	140
9	Government National Mortgage Association, Pool #780315	9.50	12/15/17	10
5	Government National Mortgage Association, Pool #780384	11.00	12/15/17	6
24	Government National Mortgage Association, Pool #780554	10.00	5/15/19	27
5	Government National Mortgage Association, Pool #780609	9.50	9/15/22	6
5	Government National Mortgage Association, Pool #80094 (a)	3.63	7/20/27	5
9	Government National Mortgage Association, Pool #80114 (a)	3.63	9/20/27	9
16	Government National Mortgage Association, Pool #80123 (a)	3.13	10/20/27	16
11	Government National Mortgage Association, Pool #80137 (a)	3.13	11/20/27	12
3	Government National Mortgage Association, Pool #80145 (a)	3.13	12/20/27	3
5	Government National Mortgage Association, Pool #80156 (a)	4.38	1/20/28	6
15	Government National Mortgage Association, Pool #8585 (a)	4.38	1/20/25	16
40	Government National Mortgage Association, Pool #8595 (a)	4.38	2/20/25	41
12	Government National Mortgage Association, Pool #8611 (a)	4.38	3/20/25	13
20	Government National Mortgage Association, Pool #8621 (a)	4.38	4/20/25	21
41	Government National Mortgage Association, Pool #8631 (a)	4.38	5/20/25	42
13	Government National Mortgage Association, Pool #8644 (a)	4.38	6/20/25	14
11	Government National Mortgage Association, Pool #8664 (a)	3.63	7/20/25	11

	Total U.S. Government Agency Mortgages			143,201

	U.S. Government Agency Securities — 2.45%
3,100	Fannie Mae	5.13	1/2/14	3,366
3,375	Federal Home Loan Bank	5.38	5/15/19	3,686
1,485	Federal Home Loan Bank	5.63	6/13/16	1,560
180	Small Business Administration	4.50	2/1/14	187
67	Small Business Administration	4.52	2/10/13	70

	Total U.S. Government Agency Securities			8,869

	Corporate Bonds — 25.16%
875	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	953
380	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	400
500	Ameriprise Financial, Inc. (Diversified Financial Services)	5.30	3/15/20	506
3,525	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	3.00	10/15/12	3,620
350	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	5.38	1/15/20	361
1,275	AT&T, Inc. (Diversified Telecommunication Services)	6.50	9/1/37	1,322

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$350	AT&T, Inc. (Diversified Telecommunication Services)	6.55	2/15/39	$368
110	Bank of America Corp. (Diversified Financial Services)	5.75	12/1/17	113
65	Bear Stearns Co., Inc. (Capital Markets)	6.95	8/10/12	72
150	Belvoir Land LLC (Diversified Financial Services) (b)	5.27	12/15/47	117
1,265	BP Capital Markets PLC (Diversified Financial Services)	3.13	3/10/12	1,310
60	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.88	8/1/97	64
655	Canadian Natural Resources Ltd. (Energy Equipment & Services)	6.50	2/15/37	695
1,165	CareFusion Corp. (Health Care Equipment & Supplies)	5.13	8/1/14	1,236
250	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	262
280	CenterPoint Energy Resources Corp., Series B (Multi-Utilities)	7.88	4/1/13	321
1,545	Chevron Corp. (Oil, Gas & Consumable Fuels)	3.45	3/3/12	1,608
575	Chubb Corp. (Insurance) (a)	6.38	3/29/67	579
1,252	Cisco Systems, Inc. (Communications Equipment)	4.45	1/15/20	1,245
2,300	Citibank NA (Diversified Financial Services)	1.75	12/28/12	2,307
1,485	Comcast Cable Communications Holdings, Inc. (Diversified Telecommunication Services)	8.38	3/15/13	1,721
450	Comcast Cable Communications Holdings, Inc. (Diversified Telecommunication Services)	9.46	11/15/22	601
350	Comcast Corp. (Media)	6.40	3/1/40	356
150	Comcast Corp. (Media)	6.50	11/15/35	154
230	Comcast Corp. (Media)	6.95	8/15/37	249
75	Comcast Corp. (Media)	7.05	3/15/33	81
1,485	ConocoPhillips (Oil, Gas & Consumable Fuels)	4.60	1/15/15	1,593
25	Consolidated Natural Gas, Series A (Gas Utilities)	5.00	3/1/14	27
125	Consolidated Natural Gas, Series C (Gas Utilities)	6.25	11/1/11	134
2,725	Cornell University (Commercial Services & Supplies)	4.35	2/1/14	2,866
625	Cox Communications, Inc. (Media) (b)	8.38	3/1/39	782
1,080	Credit Suisse Guernsey (Commercial Banks) Callable 5/15/17 @ 100.00 (a)	5.86	12/31/49	1,012
1,570	Crown Castle Towers LLC (Wireless Telecommunication Services) (b)	6.11	1/15/20	1,642
825	Eksportfinans A/S (Diversified Financial Services)	5.50	6/26/17	901
495	Eli Lilly & Co. (Pharmaceuticals)	3.55	3/6/12	516
450	Enterprise Products Operation (Commercial Banks)	6.13	10/15/39	442
200	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	179
400	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	410
225	Florida Power Corp. (Multi-Utilities)	6.40	6/15/38	245
2,750	General Electric Capital Corp. (Diversified Financial Services)	2.13	12/21/12	2,786
2,055	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,169
1,525	General Electric Capital Corp., MTN (Diversified Financial Services)	5.50	1/8/20	1,556
1,800	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	2.00	9/28/12	1,824
625	GlaxoSmithKline Capital, Inc. PLC (Food Products)	4.85	5/15/13	677
665	Goldman Sachs Capital II (Capital Markets) Callable 6/1/12 @ 100.00 (a)	5.79	12/29/49	564
960	Goldman Sachs Group, Inc. (Capital Markets)	5.25	10/15/13	1,032
1,300	Goldman Sachs Group, Inc., MTN (Diversified Financial Services)	5.38	3/15/20	1,288
50	GTE Corp. (Diversified Telecommunication Services)	6.94	4/15/28	52
1,090	Hewlett-Packard Co. (Computers & Peripherals)	2.25	5/27/11	1,107
625	International Paper Co. (Paper & Forest Products)	7.30	11/15/39	668
200	Irwin Land LLC (Diversified Financial Services) (b)	5.03	12/15/25	182
290	Irwin Land LLC (Diversified Financial Services) (b)	5.30	12/15/35	243
1,095	JPMorgan Chase & Co., Series 1 (Diversified Financial Services) Callable 4/30/18 @ 100.00	7.90	4/29/49	1,167
1,075	JPMorgan Chase Bank NA (Diversified Financial Services)	6.00	7/5/17	1,146
495	JPMorgan Chase Bank NA (Diversified Financial Services)	6.00	10/1/17	528
1,460	Kraft Foods, Inc. (Food Products)	5.38	2/10/20	1,484
825	Kraft Foods, Inc. (Food Products)	6.50	8/11/17	924
365	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	378
825	Lehman Brothers Holdings (Diversified Financial Services) (d)	6.75	12/28/17	2
465	Life Technologies Corp. (Health Care Technology)	6.00	3/1/20	476
400	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (a)	6.05	4/20/67	333
465	Massachusetts Electric Co. (Electric Utilities) (b)	5.90	11/15/39	471
108	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	121
1,300	Merck & Co., Inc. (Pharmaceuticals)	4.00	6/30/15	1,362
2,820	MetLife Global Funding I (Insurance) (b)	2.50	1/11/13	2,822
675	MetLife Global Funding I (Insurance) (b)	2.88	9/17/12	686
950	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	1,020
530	MetLife Global Funding I (Insurance) (b)	5.13	6/10/14	561
880	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	788

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$500	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	$492
325	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	344
795	Morgan Stanley (Capital Markets) (a)	0.50	1/9/12	786
1,690	Morgan Stanley (Capital Markets)	4.20	11/20/14	1,694
805	Morgan Stanley (Capital Markets)	6.00	5/13/14	869
295	Morgan Stanley (Capital Markets)	6.60	4/1/12	320
630	Morgan Stanley, Series F, MTN (Capital Markets)	5.63	9/23/19	628
40	New Jersey Bell Telephone (Construction & Engineering)	7.85	11/15/29	43
210	News America Holdings (Media)	8.15	10/17/36	245
55	News America Holdings (Media)	8.45	8/1/34	65
225	News America Holdings (Media)	8.50	2/23/25	267
425	News America, Inc. (Media)	6.20	12/15/34	424
110	News America, Inc. (Media)	7.63	11/30/28	122
1,525	Novartis Capital Corp. (Health Care Equipment & Supplies)	2.90	4/24/15	1,514
150	Ohana Military Communities LLC (Diversified Financial Services) (b)	6.19	4/1/49	137
1,850	Oracle Corp. (Software)	3.75	7/8/14	1,931
410	Oracle Corp. (Software)	5.75	4/15/18	450
1,810	Pfizer, Inc. (Pharmaceuticals)	5.35	3/15/15	1,994
960	Philip Morris International, Inc. (Tobacco)	4.50	3/26/20	937
450	Philip Morris International, Inc. (Tobacco)	6.88	3/17/14	515
60	Phillips Petroleum Co. (Energy Equipment & Services)	7.00	3/30/29	68
445	Progressive Corp. (Insurance) (a)	6.70	6/15/37	437
1,170	Prudential Financial Inc., Series D, MTN (Thrifts & Mortgage Finance)	4.75	9/17/15	1,204
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio) (c)	6.39	7/15/18	53
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio) (c)	6.40	10/15/18	52
740	Rockies Express Pipeline (Oil, Gas & Consumable Fuels) (b)	3.90	4/15/15	730
1,325	Shell International Finance (Energy Equipment & Services)	4.00	3/21/14	1,394
1,400	SLM Corp. (Consumer Finance) (a)	0.41	7/26/10	1,381
200	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	208
415	Stanford University (Diversified Consumer Services)	4.25	5/1/16	429
170	TCI Communications, Inc. (Diversified Telecommunication Services)	7.88	8/1/13	194
10	TCI Communications, Inc. (Media)	7.88	2/15/26	11
515	Teachers Insurance And Annuity (Insurance) (b)	6.85	12/16/39	559
1,260	Telus Corp. (Diversified Telecommunication Services)	8.00	6/1/11	1,356
275	The Allstate Corp. (Insurance) (a)	6.13	5/15/37	261
765	Time Warner Cable, Inc. (Media)	6.20	7/1/13	844
350	Time Warner Entertainment (Media)	8.38	3/15/23	427
300	Time Warner, Inc. (Media)	6.63	5/15/29	316
115	Time Warner, Inc. (Media)	7.57	2/1/24	133
600	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00(a)	6.25	3/15/37	591
30	Turner Broadcasting Co. (Media)	8.38	7/1/13	34
130	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	141
900	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	856
2,765	Verizon Communications, Inc. (Diversified Telecommunication Services)	3.75	5/20/11	2,851
1,500	Verizon Communications, Inc. (Diversified Telecommunication Services)	8.75	11/1/18	1,882
425	Verizon Virginia, Inc. (Diversified Telecommunication Services)	4.63	3/15/13	446
450	Verizon Wireless (Diversified Telecommunication Services)	8.50	11/15/18	561

	Total Corporate Bonds			90,983

	Foreign Bonds — 0.28%
743	Globaldrive BV, Series 2008-2, Class A (Automobiles) (b)(e)	4.00	10/20/16	1,019

	Total Foreign Bonds			1,019

	Asset Backed Securities — 5.57%
2,650	Bank of America Auto Trust, Series 2009-2A, Class A3 (b)	2.13	9/15/13	2,687
3,255	Chase Issuance Trust, Series 2009-A7, Class A7 (a)	0.68	9/17/12	3,259
1,392	Countrywide Asset-Backed Certificates, Series 2008-13, Class 3AV2 (a)	0.40	1/25/37	967
700	DT Auto Owner Trust, Series 2007-A, Class A3 (a)(b)	5.60	3/15/13	713
2,080	Ford Credit Auto Owner Trust, Series 2009-A, Class A4	6.07	12/15/12	2,282
1,760	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3	2.79	1/15/13	1,800
2,385	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3	2.31	5/15/13	2,424
112	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A (a)	0.37	4/25/37	109

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities (continued)
$1,630	SLM Student Loan Trust, Series 2008-5, Class A2 (a)	1.35	10/25/16	$1,655
640	SLM Student Loan Trust, Series 2008-5, Class A3 (a)	1.55	1/25/18	663
1,740	SLM Student Loan Trust, Series 2008-5, Class A4 (a)	1.95	7/25/23	1,857
1,004	USAA Auto Owner Trust, Series 2008-3, Class A3	4.28	10/15/12	1,028
680	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	690

	Total Asset Backed Securities			20,134

	Municipal Bonds — 1.78%
1,750	California State, GO (California)	6.65	3/1/22	1,813
730	California State, GO (California)	7.30	10/1/39	732
470	Chicago Illinois Metropolitan Water Reclamation District-Greater Chicago, GO (Illinois)	5.72	12/1/38	481
1,250	New Jersey State Transportation Trust Fund Authority, RB, Series B (New Jersey)	6.56	12/15/40	1,307
525	New York State Dormitory Authority State Personal Income Tax, RB (New York)	5.63	3/15/39	516
350	Port Authority of New York & New Jersey, RB, AMT (GO of Auth) (New York)	6.04	12/1/29	358
1,250	Texas State, GO (Texas)	5.52	4/1/39	1,241

	Total Municipal Bonds			6,448

	U.S. Treasury Obligations — 7.14%
1,450	U.S. Treasury Bond	3.50	2/15/39	1,174
2,725	U.S. Treasury Bond	4.25	5/15/39	2,525
200	U.S. Treasury Bond	4.50	8/15/39	193
2,250	U.S. Treasury Bond	8.00	11/15/21	3,066
6,000	U.S. Treasury Bond (f)	8.13	5/15/21	8,217
125	U.S. Treasury Note	1.00	3/31/12	125
9,610	U.S. Treasury Note	3.63	2/15/20	9,446
750	U.S. Treasury Note	8.75	8/15/20	1,060

	Total U.S. Treasury Obligations			25,806

	Yankee Dollars — 7.70%
1,325	Achmea Hypotheekbank NV (Commercial Banks) (b)	3.20	11/3/14	1,342
1,970	CDP Financial, Inc. (Real Estate Investment Trusts) (b)	3.00	11/25/14	1,940
770	Cenovus Energy, Inc. (Energy Equipment & Services) (b)	6.75	11/15/39	835
2,880	Danske Bank A/S (Commercial Banks) (b)	2.50	5/10/12	2,929
3,585	Dexia Credit Local (Real Estate Investment Trusts) (b)	2.38	9/23/11	3,661
1,150	Dexia Credit Local SA NY (Commercial Banks) (b)	2.00	3/5/13	1,142
3,070	Eksportfinans A/S, Series G, MTN (Trading Companies & Distributors)	1.88	4/2/13	3,058
25	EnCana Holdings Financial Corp. (Oil, Gas & Consumable Fuels)	5.80	5/1/14	28
715	France Telecom (Electric Utilities)	4.38	7/8/14	754
1,225	Japan Finance Corp. (Diversified Financial Services)	2.00	6/24/11	1,237
1,740	Petrobras International Finance Co. (Oil, Gas & Consumable Fuels)	5.75	1/20/20	1,783
75	Petrobras International Finance Co. (Oil, Gas & Consumable Fuels)	5.88	3/1/18	78
1,195	Province of Ontario (Sovereign)	1.88	11/19/12	1,203
3,935	Province of Ontario (Sovereign)	4.10	6/16/14	4,204
675	Telefonica Emisiones SAU (Diversified Telecommunication Services)	4.95	1/15/15	713
225	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.42	6/20/16	250
150	Telefonica Europe BV (Diversified Telecommunication Services)	7.75	9/15/10	154
325	United Mexican States (Sovereign)	6.75	9/27/34	357
550	United Mexican States, Series A (Sovereign)	5.13	1/15/20	555
1,475	Vodafone Group PLC (Wireless Telecommunication Services)	4.15	6/10/14	1,532

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (concluded) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$90	Vodafone Group PLC (Wireless Telecommunication Services)	5.00	9/15/15	$95

	Total Yankee Dollars			27,850

	Time Deposits — 10.54%
38,113	State Street Liquidity Management Control System Time Deposit	0.01	4/1/10	38,113

	Total Time Deposits			38,113

	Total Investments (cost $398,748) — 111.07%			401,691
	Liabilities in excess of other assets — (11.07)%			(40,028)

	Net Assets — 100.00%			$361,663

Amounts designated as “-” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Escrow security due to bankruptcy.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

AMT	–	Alternative Minimum Tax
GO	–	General Obligation
IO	–	Interest Only
MTN	–	Medium Term Note
PO	–	Principal Only
RB	–	Revenue Bond
STRIP	–	Separate Trading of Registered Interest and Principal of Securities
TBA	–	Security is subject to delayed delivery

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation / Depreciation (000)
(12)	90 Day Euro$ Future	$(2,965)	Mar-11	$—
(8)	90 Day Euro$ Future	(1,948)	Mar-12	1
(22)	90 Day Euro$ Future	(5,480)	Jun-10	(72)
(8)	90 Day Euro$ Future	(1,969)	Jun-11	—
(12)	90 Day Euro$ Future	(2,984)	Sep-10	—
(8)	90 Day Euro$ Future	(1,962)	Sep-11	—
(12)	90 Day Euro$ Future	(2,975)	Dec-10	—
(8)	90 Day Euro$ Future	(1,955)	Dec-11	—
(1)	U.S. Long Bond Future	(116)	Jun-10	(1)
(182)	U.S. Treasury 2 Year Note Future	(39,485)	Jun-10	30
143	U.S. Treasury 5 Year Note Future	16,423	Jun-10	(17)
91	U.S. Treasury 10 Year Note Future	10,579	Jun-10	5
(3)	U.S. Ultra Treasury Bond Future	(360)	Jun-10	(1)

	Net Unrealized Appreciation/Depreciation			$(55)

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 3/31/10 (000)	Unrealized Appreciation / Depreciation (000)
	Currencies Purchased
4,069,555	Canadian Dollar	4/21/10	$3,846	$4,008	$162
44,945	Canadian Dollar	4/21/10	42	44	2

	Total Currencies Purchased		$3,888	$4,052	$164

	Currencies Sold
4,114,500	Canadian Dollar	4/21/10	$3,933	$4,052	$(119)
830,500	Euro	5/26/10	1,123	1,122	1

	Total Currencies Sold		$5,056	$5,174	$(118)

	Net Unrealized Appreciation / Depreciation				$46

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 84.19%
$395	ACCO Brands Corp. (Commercial Services & Supplies) Callable 9/15/12 @ 105.31 (a)	10.63	3/15/15	$432
886	AES Ironwood LLC (Diversified Financial Services)	8.86	11/30/25	869
555	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	605
525	Affinion Group, Inc. (Media) Callable 10/15/10 @ 102.53	10.13	10/15/13	538
295	Affinion Group, Inc. (Media) Callable 5/14/10 @ 105.06	10.13	10/15/13	302
3,665	Affinion Group, Inc. (Media) Callable 10/15/10 @ 105.75	11.50	10/15/15	3,757
600	Altra Holdings, Inc. (Tobacco) Callable 12/1/12 @ 106.09 (a)	8.13	12/1/16	610
1,060	American Axle & Manufacturing, Inc. (Auto Components) Callable 1/15/14 @ 104.63 (a)	9.25	1/15/17	1,132
2,900	American General Finance Corp., MTN (Consumer Finance)	5.75	9/15/16	2,485
75	American General Finance Corp., Series H, MTN (Consumer Finance)	4.63	9/1/10	75
1,745	American General Finance Corp., Series H, MTN (Consumer Finance)	5.38	10/1/12	1,642
1,075	American General Finance Corp., Series I, MTN (Consumer Finance)	5.40	12/1/15	927
2,850	American General Finance Corp., Series J, MTN (Consumer Finance)	6.90	12/15/17	2,496
600	American General Institutional Capital, Series B (Insurance) (a)	8.13	3/15/46	560
1,455	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	1,229
1,635	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/11 @ 104.63	9.25	6/1/14	1,713
1,595	Amkor Technologies, Inc. (Semiconductors & Semiconductor Equipment)	9.25	6/1/16	1,683
1,710	Amsted Industries, Inc. (Multi-Utilities) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	1,710
1,830	Antero Resources Finance Corp. (Energy Equipment & Services) Callable 12/1/13 @ 104.69 (a)	9.38	12/1/17	1,885
1,500	Apria Healthcare Group, Inc. (Health Care Providers & Services) Callable 11/1/11 @ 105.62 (a)	11.25	11/1/14	1,631
945	Aquilex Holdings LLC (Energy Equipment & Services) Callable 12/15/13 @ 105.56 (a)	11.13	12/15/16	1,016
885	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 8/1/13 @ 104.38 (a)	8.75	8/1/16	936
1,965	Atlas Energy Resouces LLC (Oil, Gas & Consumable Fuels) Callable 2/1/13 @ 105.38	10.75	2/1/18	2,162
1,725	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,665
1,955	Avaya, Inc. (Communications Equipment) Callable 11/1/11 @ 104.88	9.75	11/1/15	1,906
955	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Commercial Services & Supplies) Callable 3/15/14 @ 104.81 (a)	9.63	3/15/18	998
910	Axcan Intermediate Holdings, Inc. (Pharmaceuticals) Callable 3/1/11 @ 106.94	9.25	3/1/15	983
3,560	Bank of America Corp. (Diversified Financial Services) Callable 1/30/18 @ 100.00 (b)	8.00	12/29/49	3,632
1,060	Bill Barret Corp. (Oil, Gas & Consumable Fuels) Callable 7/15/13 @ 104.94	9.88	7/15/16	1,142
1,125	Biomet, Inc. (Electronic Equipment, Instruments & Components) Callable 10/15/12 @ 105.00	10.00	10/15/17	1,240
500	BioScrip, Inc. (Pharmaceuticals) Callable 4/1/13 @ 105.13 (a)	10.25	10/1/15	509
890	Boise Paper Holdings, Inc. (Paper & Forest Products) (a)	9.00	11/1/17	935
395	Bristow Group, Inc. (Energy Equipment & Services) Callable 9/15/12 @ 103.75	7.50	9/15/17	399
905	Calpine Construction Finance Co. LP (Electric Utilities) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	925
430	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 10/15/13 @ 103.63 (a)	7.25	10/15/17	422
325	Case New Holland, Inc. (Machinery) (a)	7.75	9/1/13	337
140	Casella Waste Systems, Inc. (Commercial Services & Supplies) Callable 7/15/12 @ 105.50 (a)	11.00	7/15/14	150
1,000	Cemex Finance LLC (Capital Markets) Callable 12/14/13 @ 104.75 (a)	9.50	12/14/16	1,035
730	Cenveo Corp. (Commercial Services & Supplies) Callable 2/1/14 @ 104.44 (a)	8.88	2/1/18	738
455	Chart Industries, Inc. (Machinery) Callable 10/15/10 @ 104.56	9.13	10/15/15	455
620	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) Callable 5/6/10 @ 103.19	6.38	6/15/15	609
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	266
345	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	336
1,290	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	1,290
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	975
1,385	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,506
1,000	CII Carbon LLC (Metals & Mining) Callable 11/15/11 @ 105.56 (a)	11.13	11/15/15	1,010
1,505	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/13 @ 104.13	8.25	10/15/17	1,524
1,450	CIT Group, Inc. (Diversified Financial Services) Callable 5/26/10 @ 103.50	7.00	5/1/13	1,410
1,165	CIT Group, Inc. (Diversified Financial Services) Callable 5/26/10 @ 103.50	7.00	5/1/14	1,101
2,905	CIT Group, Inc. (Diversified Financial Services) Callable 5/26/10 @ 103.50	7.00	5/1/15	2,709
4,545	CIT Group, Inc. (Diversified Financial Services) Callable 5/26/10 @ 103.50	7.00	5/1/16	4,193
2,590	CIT Group, Inc. (Diversified Financial Services) Callable 5/26/10 @ 103.50	7.00	5/1/17	2,389
2,355	Citigroup Capital XXI (Diversified Financial Services) Callable 12/21/37 @ 100.00 (b)	8.30	12/21/57	2,384
520	Clear Channel Worldwide Holdings, Inc. (Media) Callable 12/15/12 @ 106.94 (a)	9.25	12/15/17	540
2,705	Clear Channel Worldwide Holdings, Inc. (Media) Callable 12/15/12 @ 106.94 (a)	9.25	12/15/17	2,827
501	CNG Holdings, Inc. (Diversified Financial Services) Callable 2/15/13 @ 106.12 (a)	12.25	2/15/15	485
1,095	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/12 @106.75 (a)	9.00	4/1/15	1,114
2,485	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	2,466
3,730	Community Health Systems, Inc. (Health Care Providers & Services) Callable 7/15/11 @ 104.44	8.88	7/15/15	3,861
840	Compass Minerals International, Inc. (Metals & Mining) Callable 6/1/14 @ 104.00 (a)	8.00	6/1/19	874
1,600	Consol Energy, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 104.00 (a)	8.00	4/1/17	1,644

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,345	Consol Energy, Inc. (Energy Equipment & Services) Callable 4/1/15 @ 104.13 (a)	8.25	4/1/20	$1,382
295	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 10/1/14 @ 104.13	8.25	10/1/19	313
665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.88	7.75	6/1/18	663
665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 3/1/11 @ 104.06	8.13	3/1/16	674
500	CPM Holdings, Inc. (Machinery) Callable 9/1/12 @ 105.31 (a)	10.63	9/1/14	533
585	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/5/12 @ 105.81	7.75	5/15/16	607
1,805	Crum & Forster Holding Corp. (Insurance) Callable 5/1/12 @ 103.88	7.75	5/1/17	1,787
1,340	Dean Foods Co. (Food Products)	7.00	6/1/16	1,313
2,530	Delta Air Lines, Inc. (Airlines) Callable 9/15/11 @ 107.12 (a)	9.50	9/15/14	2,660
2,835	DigitalGlobe, Inc. (Aerospace & Defense) Callable 5/1/12 @ 105.25 (a)	10.50	5/1/14	3,055
1,490	DISH DBS Corp. (Media)	7.88	9/1/19	1,550
1,235	DuPont Fabros Technology, Inc. (Real Estate Investment Trusts) Callable 12/15/13 @ 104.25 (a)	8.50	12/15/17	1,272
2,130	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.50	6/1/15	1,768
4,377	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.75	6/1/19	3,305
420	Echostar DBS Corp. (Media)	7.13	2/1/16	428
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	726
985	Edison Mission Energy (Electric Utilities)	7.00	5/15/17	687
1,805	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	1,245
140	Edison Mission Energy (Electric Utilities)	7.50	6/15/13	121
810	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	827
2,410	El Paso Corp., MTN (Oil, Gas & Consumable Fuels)	8.25	2/15/16	2,573
2,760	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.75	1/15/32	2,712
340	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.80	8/1/31	334
275	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	275
140	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	7.25	6/1/18	144
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	164
765	Encore Acquisition Co. (Oil, Gas & Consumable Fuels) Callable 5/1/13 @ 104.75	9.50	5/1/16	827
1,245	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (a)	10.00	1/15/20	1,298
280	Enterprise Products Operation (Commercial Banks) Callable 1/15/18 @ 100.00 (b)	7.03	1/15/68	266
605	Equinix, Inc. (Internet Software & Services) Callable 3/1/14 @ 104.06	8.13	3/1/18	626
560	Felcor Lodging LP (Real Estate Investment Trusts)	10.00	10/1/14	577
575	Ferrellgas Partners LP (Gas Utilities) Callable 10/1/13 @ 104.56 (a)	9.13	10/1/17	602
995	FireKeepers Development Authority (Diversified Financial Services) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	1,152
3,100	First Data Corp. (Diversified Telecommunication Services) Callable 9/30/11 @ 104.94	9.88	9/24/15	2,643
1,620	FMG Finance Property Ltd. (Metals & Mining) (a)	10.63	9/1/16	1,867
875	Ford Motor Co. (Automobiles) (a)(b)	3.26	12/15/13	846
700	Ford Motor Credit Co. LLC (Consumer Finance)	8.13	1/15/20	734
5,100	Ford Motor Credit Co. LLC (Consumer Finance)	8.70	10/1/14	5,530
365	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/12 @ 103.63	7.25	6/15/19	367
130	Frontier Oil Corp. (Oil, Gas & Consumable Fuels) Callable 9/15/12 @ 104.25	8.50	9/15/16	133
2,315	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.81 (a)	9.63	10/1/15	2,367
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 12/15/11 @ 104.88 (a)	9.75	12/15/14	1,425
1,080	Georgia Gulf Corp. (Chemicals) Callable 1/15/14 @ 104.50 (a)	9.00	1/15/17	1,130
1,050	GMAC, Inc. (Diversified Financial Services) (a)	8.00	3/15/20	1,076
9,220	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	8,805
1,600	GMAC, Inc. (Consumer Finance) (a)	8.30	2/12/15	1,680
385	Graphic Packaging International, Inc. (Containers & Packaging) Callable 5/14/10 @ 103.17	9.50	8/15/13	395
965	Harrah’s Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 105.62	11.25	6/1/17	1,040
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,503
1,825	HCA, Inc. (Health Care Providers & Services) Callable 3/15/15 @ 103.63 (a)	7.25	9/15/20	1,850
1,150	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94 (a)	9.88	2/15/17	1,254
2,815	Hertz Corp. (Road & Rail) Callable 5/14/10 @ 104.44	8.88	1/1/14	2,892
3,165	Hexion Finance Escrow LLC / Hexion Escrow Corp. (Chemicals) Callable 2/1/14 @ 104.44 (a)	8.88	2/1/18	3,118
585	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/14/10 @ 102.38	7.13	11/1/13	595
405	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/17	437
890	Host Marriott LP, Series Q (Real Estate Investment Trusts)	6.75	6/1/16	892
735	Hughes Network Systems LLC/HNS Finance Corp. (Wireless Telecommunication Services) Callable 4/15/10 @ 104.75	9.50	4/15/14	748
690	Huntsman International LLC (Chemicals) (a)	5.50	6/30/16	626
430	Huntsman International LLC (Chemicals) (a)	8.63	3/15/20	432
3,450	Icahn Enterprises LP / Icahn Enterprises Finance Corp. (Industrial Conglomerates) Callable 1/15/14 @ 104.00 (a)	8.00	1/15/18	3,325
500	ILFC E-Capital Trust ll (Diversified Consumer Services) (a)(b)	6.25	12/21/65	385

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$710	Inergy LP/Inergy Finance (Oil, Gas & Consumable Fuels) Callable 3/1/13 @ 104.38	8.75	3/1/15	$743
970	ING Capital Funding Trust III (Insurance) Callable 12/31/10 @ 100.00 (b)	8.44	12/29/49	917
385	Intelsat Corp. (Wireless Telecommunication Services) Callable 5/14/10 @ 104.63	9.25	8/15/14	395
460	International Coal Group, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 104.56	9.13	4/1/18	467
1,540	International Lease Finance Corp. (Diversified Financial Services) (a)	8.63	9/15/15	1,574
1,880	International Lease Finance Corp. (Diversified Financial Services) (a)	8.75	3/15/17	1,923
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	419
1,440	Inverness Medical Innovations, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 103.94	7.88	2/1/16	1,409
750	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	810
1,000	Jarden Corp. (Diversified Consumer Services) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,010
865	KB Home (Household Durables)	9.10	9/15/17	913
229	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94 (a)	7.88	12/1/19	236
2,100	LBI Escrow Corp. (Diversified Financial Services) Callable 5/1/13 @ 106.00 (a)	8.00	11/1/17	2,179
285	Lear Corp. (Auto Components) Callable 3/15/14 @ 103.94	7.88	3/15/18	288
285	Lear Corp. (Auto Components) Callable 3/15/15 @ 104.06	8.13	3/15/20	290
1,830	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 5/14/10 @ 101.00 (b)	4.14	2/15/15	1,519
3,880	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/15/12 @ 104.38	8.75	2/15/17	3,550
430	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 11/1/10 @ 104.63	9.25	11/1/14	419
1,670	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/1/14 @ 105.00 (a)	10.00	2/1/18	1,595
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	524
600	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	531
645	Liberty Mutual Group, Inc. (Insurance) Callable 6/15/38 @ 100.00 (a)	10.75	6/15/58	722
280	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (b)	6.05	4/20/67	233
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00 (b)	7.00	5/17/66	614
845	Linn Energy LLC (Oil, Gas & Consumable Fuels) Callable 7/1/13 @ 104.94	9.88	7/1/18	904
1,890	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31 (a)	8.63	4/15/20	1,892
320	Local Insight Regatta Holdings, Inc. (Media) Callable 12/1/12 @ 105.50 (c)	11.00	12/1/17	230
1,540	Macy’s Retail Holdings, Inc. (Capital Markets)	5.90	12/1/16	1,536
2,000	Macy’s Retail Holdings, Inc. (Multiline Retail) (d)	8.88	7/15/15	2,260
460	Mariner Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 5/15/12 @ 104.00	8.00	5/15/17	452
285	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 7/15/11 @ 104.25	8.50	7/15/16	290
2,130	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 4/15/13 @ 104.38	8.75	4/15/18	2,186
985	Martin Midstream Partners & Finance (Transportation Infrastructure) Callable 4/1/14 @ 104.44 (a)	8.88	4/1/18	995
2,090	Mcjunkin Red Man Corp. (Commercial Services & Supplies) Callable 12/15/12 @ 107.12 (a)	9.50	12/15/16	2,134
1,200	Media General, Inc. (Media) Callable 2/15/14 @ 105.88 (a)	11.75	2/15/17	1,187
2,155	Mediacom LLC/Capital Corp. (Media) Callable 8/15/14 @ 104.56 (a)	9.13	8/15/19	2,222
915	MGM Mirage, Inc. (Hotels, Restaurants & Leisure) (a)	9.00	3/15/20	942
1,115	MGM Mirage, Inc. (Hotels, Restaurants & Leisure) (a)	10.38	5/15/14	1,229
1,075	MGM Mirage, Inc. (Hotels, Restaurants & Leisure) (a)	11.38	3/1/18	1,037
447	Mirant Mid-Atlantic LLC, Series B (Electric Utilities)	9.13	6/30/17	475
800	Mohawk Industries, Inc. (Household Durables)	6.88	1/15/16	826
635	MTR Gaming Group, Inc. (Hotels, Restaurants & Leisure) Callable 7/15/11 @ 106.31	12.63	7/15/14	627
950	Navistar International Corp. (Machinery) Callable 11/1/14 @ 104.13	8.25	11/1/21	969
915	New Communications Holdings, Inc. (Diversified Financial Services) (a)	7.88	4/15/15	940
1,490	New Communications Holdings, Inc. (Diversified Financial Services) (a)	8.25	4/15/17	1,516
1,865	New Communications Holdings, Inc. (Diversified Financial Services) (a)	8.50	4/15/20	1,879
2,830	NewPage Corp. (Paper & Forest Products) Callable 5/14/10 @ 103.00	10.00	5/1/12	1,963
3,190	NewPage Corp. (Paper & Forest Products) Callable 3/31/12 @ 105.00	11.38	12/31/14	3,174
455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 4/26/10 @ 101.84	7.38	8/1/15	432
475	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 5/14/10 @ 101.72	6.88	10/31/13	463
1,530	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44 (a)	8.88	12/15/19	1,584
2,305	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44 (a)	8.88	3/15/18	2,357
151	Norcraft Cos. LP (Household Durables) Callable 12/15/12 @ 105.25 (a)	10.50	12/15/15	159
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,134
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	967
232	NTL Cable PLC (Wireless Telecommunication Services)	8.75	4/15/14	238
255	Omnicare, Inc. (Health Care Providers & Services) Callable 5/14/10 @ 102.04	6.13	6/1/13	254
890	Overseas Shipholding Group, Inc. (Oil, Gas & Consumable Fuels)	8.13	3/30/18	883
145	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	149
300	Penn National Gaming, Inc. (Hotels, Restaurants & Leisure) Callable 5/14/10 @ 103.38	6.75	3/1/15	295
760	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	825

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$950	Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/12 @ 103.94	7.88	6/1/15	$968
1,555	PharmaNet Development Group, Inc. (Pharmaceuticals) Callable 4/15/14 @ 105.44 (a)	10.88	4/15/17	1,555
1,040	Pioneer Drilling Co. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.94	9.88	3/15/18	1,030
390	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	6.65	3/15/17	390
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	505
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	620
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	606
1,665	Provident Funding Associates (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	1,665
700	Quebecor Media, Inc. (Media) Callable 3/15/11 @ 103.88	7.75	3/15/16	709
1,320	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	1,346
1,580	Qwest Communications International, Inc. (Diversified Telecommunication Services) Callable 4/1/13 @ 103.56 (a)	7.13	4/1/18	1,631
3,110	Qwest Communications International, Inc. (Diversified Telecommunication Services) Callable 10/1/12 @ 104.00 (a)	8.00	10/1/15	3,312
735	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	709
1,349	RailAmerica, Inc. (Road & Rail)	9.25	7/1/17	1,438
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/11 @ 103.75	7.50	5/15/16	288
1,425	Reckson Operating Partnership LP (Diversified Financial Services) (a)	7.75	3/15/20	1,449
840	Regency Energy Partners LP (Real Estate Investment Trusts) Callable 6/1/13 @ 104.69 (a)	9.38	6/1/16	890
1,070	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88 (a)	9.75	11/15/15	1,105
815	Rite Aid Corp. (Food & Staples Retailing) Callable 3/1/12 @ 103.75	7.50	3/1/17	756
80	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63	9.25	3/15/16	87
40	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63 (a)	9.25	3/15/16	44
950	Royal Caribbean Cruises Ltd. (Commercial Banks)	11.88	7/15/15	1,119
1,450	RSC Equipment Rental, Inc. (Trading Companies & Distributors) Callable Call 12/1/10 @ 104.75	9.50	12/1/14	1,436
765	RSC Equipment Rental, Inc. (Commercial Services & Supplies) Callable 7/15/13 @ 105.00 (a)	10.00	7/15/17	811
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	188
500	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	441
695	Salem Communications Corp. (Media) Callable 12/15/13 @ 104.81	9.63	12/15/16	726
2,695	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	2,560
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38 (a)	8.75	1/15/20	336
405	Scientific Games Corp. (Hotels, Restaurants & Leisure) Callable 6/15/12 @ 103.94 (a)	7.88	6/15/16	410
1,330	Scientific Games International, Inc. (Hotels, Restaurants & Leisure) Callable 6/15/14 @ 104.63	9.25	6/15/19	1,406
1,635	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	1,721
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	913
1,037	Sithe/ Independence Funding Corp., Series A (Electric Utilities)	9.00	12/30/13	1,071
710	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	719
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	797
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	591
525	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75 (a)	7.50	10/1/17	538
625	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	572
1,160	Sprint Capital Corp. (Wireless Telecommunication Services)	7.63	1/30/11	1,193
845	Sprint Capital Corp. (Wireless Telecommunication Services)	8.38	3/15/12	879
2,210	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,050
1,700	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	12/1/16	1,534
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,106
1,165	Stater Brothers Holdings (Food & Staples Retailing) Callable 4/15/11 @ 103.88	7.75	4/15/15	1,177
1	Stratus Technologies, Inc. (Computers & Peripherals) Callable 4/15/13 @ 112.00 (a)	12.00	3/29/15	545
2,355	SunGard Data Systems, Inc. (Software) Callable 5/14/10 @ 104.56	9.13	8/15/13	2,414
1,555	SUPERVALU, Inc. (Food & Staples Retailing)	8.00	5/1/16	1,574
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,171
1,115	Telecordia Technologies (Diversified Telecommunication Services) Callable 5/14/10 @ 101.00 (a)(b)	4.00	7/15/12	1,076
1,440	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44 (a)	8.88	7/1/19	1,559
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	305
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	190
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,584
925	Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 11/1/10 @ 103.31	6.63	11/1/15	886
530	Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 104.88	9.75	6/1/19	554
730	Texas Industries, Inc. (Construction Materials) Callable 5/14/10 @ 103.63	7.25	7/15/13	717
300	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	3/1/14	307
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	97
960	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	10/15/17	974
1,610	The AES Corp. (Independent Power Producers & Energy Traders) (a)	9.75	4/15/16	1,743

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,500	The Goodyear Tire & Rubber Co. (Auto Components) Callable 5/15/12 @ 107.88	10.50	5/15/16	$1,620
840	The Interpublic Group of Cos., Inc. (Media) Callable 7/15/13 @ 105.00	10.00	7/15/17	950
1,220	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	1,272
4,230	The Neiman Marcus Group, Inc. (Multiline Retail) Callable 10/15/10 @ 105.19	10.38	10/15/15	4,367
2,170	The Reader’s Digest Association, Inc. (Media) Callable 2/15/13 @ 104.00 (a)(b)	9.50	2/15/17	2,213
108	Ticketmaster Entertainment, Inc. (Internet & Catalog Retail) Callable 8/1/12 @ 105.38	10.75	8/1/16	120
1,680	Toys “R” Us Property Co., Inc. (Specialty Retail) Callable 12/1/13 @ 104.25 (a)	8.50	12/1/17	1,743
1,750	Toys “R” Us Property Co., Inc. (Specialty Retail) Callable 7/15/13 @ 105.38 (a)	10.75	7/15/17	1,951
745	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	745
1,000	TRW Automotive, Inc. (Auto Components) Callable 12/1/13 @ 104.44 (a)	8.88	12/1/17	1,036
875	United Maritime LLC/Corp. (Electric Utilities) Callable 12/15/12 @ 105.88 (a)	11.75	6/15/15	897
3,200	United Rentals North America, Inc. (Trading Companies & Distributors) Callable 12/15/14 @ 104.63	9.25	12/15/19	3,264
2,715	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 6/1/11 @ 104.25	8.50	6/1/15	2,701
420	Univision Communications, Inc. (Media) Callable 7/1/11 @ 106.00 (a)	12.00	7/1/14	460
400	US Oncology, Inc. (Health Care Providers & Services) Callable 8/15/13 @ 104.56	9.13	8/15/17	418
465	USG Corp. (Building Products) (d)	9.50	1/15/18	470
510	USG Corp. (Building Products) (d)	9.75	8/1/14	541
775	Verso Paper Holdings LLC (Paper & Forest Products) Callable 1/1/12 @ 105.00 (a)	11.50	7/1/14	837
2,010	Verso Paper Holdings LLC / Verso Paper, Inc., Series B (Paper & Forest Products) Callable 8/1/11 @ 105.69	11.38	8/1/16	1,754
3,125	Viasat, Inc. (Communications Equipment) Callable 915/12 @ 106.66 (a)	8.88	9/15/16	3,195
390	Viasystems, Inc. (Electrical Equipment) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	422
1,325	Virgin Media Finance PLC (Wireless Telecommunication Services) Callable 8/15/11 @ 104.56	9.13	8/15/16	1,408
3,475	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	3,128
860	Windstream Corp. (Diversified Telecommunication Services)	8.63	8/1/16	879
895	WMG Holdings Corp. (Media) Callable 4/19/10 @ 104.75	9.50	12/15/14	902
500	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 11/1/13 @ 103.94 (a)	7.88	11/1/17	509
2,120	Zayo Group LLC/Zayo Capital, Inc. (Internet Software & Services) Callable 3/15/13 @ 105.13 (a)	10.25	3/15/17	2,141

	Total Corporate Bonds			333,861

	Convertible Corporate Bonds — 0.73%
1,645	AmeriCredit Corp. (Consumer Finance)	0.75	9/15/11	1,649
1,250	Jefferies Group, Inc. (Capital Markets) Callable 11/1/17 @ 100.00	3.88	11/1/29	1,242

	Total Convertible Corporate Bonds			2,891

	Yankee Dollars — 10.31%
285	Bombardier, Inc. (Aerospace & Defense) (a)	6.30	5/1/14	296
500	Bombardier, Inc. (Aerospace & Defense) (a)	7.50	3/15/18	521
745	Bombardier, Inc. (Aerospace & Defense) (a)	7.75	3/15/20	778
1,915	Cie Gen Geophysique (Energy Equipment & Services) Callable 5/15/13 @ 104.75	9.50	5/15/16	2,049
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	635
1,130	General Maritime Corp. (Oil, Gas & Consumable Fuels) Callable 11/15/13 @ 106.00 (a)	12.00	11/15/17	1,209
1,990	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 9/15/12 @ 106.00 (a)	12.00	9/15/15	2,209
1,375	ING Groep NV (Diversified Financial Services) Callable 12/8/15 @ 100.00 (b)	5.78	12/29/49	1,171
900	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	936
3,605	Intelsat Bermuda Ltd. (Wireless Telecommunication Services) Callable 2/15/13 @ 105.62	11.25	2/4/17	3,812
1,594	Intelsat Bermuda Ltd. (Wireless Telecommunication Services) Callable 2/15/13 @ 105.75	11.50	2/4/17	1,634
710	Intelsat Jackson Holdings Ltd. (Wireless Telecommunication Services) Callable 11/1/14 @ 104.25 (a)	8.50	11/1/19	745
985	Intelsat Subsidiary Holding Co. Ltd., Series B (Wireless Telecommunication Services) Callable 5/14/10 @ 104.44 (a)	8.88	1/15/15	1,012
745	National Money Mart Co. (Commercial Services & Supplies) Callable 12/15/13 @ 105.19 (a)	10.38	12/15/16	791
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31 (a)	8.63	11/1/19	829
1,250	OPTI Canada, Inc. (Oil, Gas & Consumable Fuels) Callable 12/15/10 @ 102.00 (a)	9.00	12/15/12	1,287
455	Quebecor Media, Inc. (Media)	7.75	3/15/16	461
910	RDS Ultra-Deepwater Ltd. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	933
120	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	6.88	12/1/13	121
125	Royal Caribbean Cruises Ltd. (Commercial Banks)	7.00	6/15/13	127
190	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	8.75	2/2/11	198
165	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	187
109	Sun Media Corp. (Media)	7.63	2/15/13	107
965	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	1,008
4,000	Telesat Canada/Telesat LLC (Diversified Telecommunication Services) Callable 11/1/12 @ 105.50	11.00	11/1/15	4,450

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,500	UPC Germany GmbH (Diversified Financial Services) Callable 12/1/12 @ 108.12	8.13	12/1/17	$1,547
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	945
1,190	Virgin Media Finance PLC (Media) Callable 10/15/14 @ 104.19	8.38	10/15/19	1,223
2,990	Wind Acquisition Finance SA (Electric Utilities) Callable 7/15/13 @ 105.88 (a)	11.75	7/15/17	3,304
2,850	Wind Acquisition Financial (Electric Utilities) Callable 12/1/10 @ 105.38 (a)	12.00	12/1/15	3,078
3,300	Wind Acquisition Holding (Electric Utilities) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	3,267

	Total Yankee Dollars			40,870

	Common/Preferred Stocks and Rights — 0.25%
26,875	Adelphia restructure Rights to Time Warner Cable, Inc., Class - A Stock (Media) (e)			27
37,775	Citigroup Capital XII Callable 3/30/15 @ 25.00 (Diversified Financial Services)			970

	Total Common/Preferred Stocks and Rights			997

	Time Deposits — 5.96%
23,649	State Street Liquidity Management Control System Time Deposit	0.01	4/1/10	23,649

	Total Time Deposits			23,649

	Total Investments (cost $377,918) — 101.44%			402,268
	Liabilities in excess of other assets — (1.44)%			(5,719)

	Net Assets — 100.00%			$396,549

Amounts designated as “-” are $0 or have been rounded to $0.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.
(c)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.06% of the Portfolio’s net assets.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2010.
(e)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

MTN	–	Medium Term Note
ULC	–	Unlimited Liability Co.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 96.40%
	Alabama — 3.03%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100.00 (NATL-RE)	5.25	3/1/13	$1,077

	Arizona — 2.85%
1,000	Arizona State University Revenue (AGM)	5.25	7/1/10	1,011

	California — 6.72%
765	California State, GO	5.00	4/1/15	840
1,500	Los Angeles California Municipal Improvement Corporation Lease Revenue, Series C	3.00	9/1/12	1,547

				2,387

	Florida — 15.88%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,337
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101.00	5.38	1/1/14	1,080
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,327
735	Lakeland Florida Light & Water Revenue, Series C (AGM)	6.05	10/1/11	784
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,110

				5,638

	Illinois — 9.12%
1,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100.00 (FGIC)	5.50	1/1/21	1,062
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100.00	5.25	12/30/12	1,079
1,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100.00	5.25	10/1/14	1,096

				3,237

	Iowa — 3.52%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,248

	Kentucky — 4.71%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,672

	Massachusetts — 5.62%
2,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedical, Series A-2 (a)	3.70	8/1/10	1,995

	Michigan — 5.44%
650	Hamilton Michigan Community School District, GO (AGM Q-SBLF)	5.00	5/1/12	702
1,200	Michigan State Building Authority Revenue, State Police Communications - III, ETM	5.50	10/1/10	1,229

				1,931

	Nevada — 2.99%
1,000	Nevada State Colorado River Community, Series I, GO (AGM)	5.00	9/15/11	1,062

	New York — 7.79%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,703
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (NATL-RE)	5.25	10/1/11	1,061

				2,764

	Ohio — 2.95%
1,000	Ohio State University Revenue, General Receipts, Series A	5.00	6/1/11	1,049

	Tennessee — 3.00%
1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,065

	Texas — 8.43%
745	College Station Texas, GO	5.00	2/15/16	837
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,606
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	549

				2,992

	Utah — 2.99%
1,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100.00	5.00	8/1/13	1,060

	Washington — 7.02%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,427

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,000	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	$1,065

				2,492

	Wisconsin — 4.34%
1,475	Dane County, Series A, GO	3.00	6/1/12	1,539

	Total Municipal Bonds			34,219

	Mutual Funds — 2.51%
891	SSgA Tax-Free Money Market Fund (b)	0.01		891

	Total Mutual Funds			891

	Total Investments (cost $34,276) — 98.91%			35,110
	Other assets in excess of liabilities — 1.09%			387

	Net Assets — 100.00%			$35,497

(a)	Zero Coupon Security. Effective rate shown is as of March 31, 2010.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010.

AGM	–	Assured Guaranty Municipal Corporation
AMBAC	–	American Municipal Bond Assurance Corporation
ETM	–	Escrowed to Maturity
FGIC	–	Financial Guaranty Insurance Company
GO	–	General Obligation
NATL-RE	–	Reinsurance provided by National Reinsurance
Q-SBLF	–	Qualified School Bond Loan Fund
XLCA	–	XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.03%
	Alabama — 2.07%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,489
3,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	3,346
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,694
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,129
500	Tuscaloosa Alabama Educational Building Authority Revenue, Callable 8/15/10 @ 100.00 (XLCA)	5.13	8/15/13	509

				12,167

	Alaska — 0.49%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (General Obligation of Authority)	5.25	4/1/22	2,451
400	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	401

				2,852

	Arizona — 1.75%
185	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	191
2,510	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,635
345	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	348
365	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	378
380	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	402
395	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	428
250	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	276
335	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	371
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	269
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,046
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,604
320	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	321

				10,269

	Arkansas — 0.59%
860	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	874
530	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	548
465	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	489
500	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	515
1,025	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,027

				3,453

	California — 15.49%
800	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	802
4,400	California State Department of Water Resources, Central Valley Project	5.25	7/1/22	4,401
5,000	California State Department of Water Resources, Power Supply Revenue, Series B-1 (LOC)(a)	0.27	5/1/22	5,000
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,431
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	974
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,011
250	California State, GO	6.30	9/1/11	268
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,295
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,324
5,000	California State, GO	5.00	8/1/21	5,126
1,000	California State, GO	5.00	8/1/22	1,014
250	California State, GO	5.00	11/1/22	253
960	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	991
9,620	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1, Callable 6/1/17 @ 100.00	4.50	6/1/27	8,841
3,151	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	2,897
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,511
1,405	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,365
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,184
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,394

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$5,530	San Francisco California City & County Airports Commission International Terminal Revenue, Series E, Callable 5/1/19 @ 100.00	5.25	5/1/23	$5,938
8,000	San Francisco California City & County Public Utilities Commission, Water Revenue, Series B, Callable 11/1/19 @ 100.00	5.00	11/1/26	8,585
2,140	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,092
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,647
100	Turlock California Public Financing Authority	5.25	9/1/15	100
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,766
760	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	805

				91,015

	Colorado — 0.89%
1,070	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	1,133
2,355	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,462
1,500	Colorado Housing Finance Authority Single Family Mortgage Revenue, Series A-5, Class III	5.00	11/1/34	1,507
132	University of Colorado Registrants Participation Institutes	6.00	12/1/13	138

				5,240

	Connecticut — 0.48%
740	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	764
2,040	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,037

				2,801

	Delaware — 1.45%
2,660	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	2,746
5,000	Delaware State, Series B, GO	5.00	1/1/17	5,764

				8,510

	District of Columbia — 0.77%
1,865	District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project, Callable 11/1/16 @ 102.00 (FHLMC) (a)	4.80	11/1/36	1,822
505	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	506
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	2,213

				4,541

	Florida — 8.74%
1,150	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,170
2,290	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,346
995	Capital Trust Agency Florida Revenue, Seminole Tribe Convention, Series A, Prerefunded 10/1/12 @ 102.00 (b)	8.95	10/1/33	1,189
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,478
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,132
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,086
1,890	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,858
1,695	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,705
4,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	4,233
1,500	Florida State Turnpike Authority Revenue, Department of Transportation, Series A (AGM)	5.00	7/1/13	1,662
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,713
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,444
580	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	580
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,394
1,290	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,294
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,094
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,759
500	Miami-Dade County Florida Special Obligation (MBIA) (a)	5.00	10/1/35	494
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,717
1,370	Okaloosa County Florida, Water and Sewer Revenue (AGM)	4.50	7/1/25	1,374
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,929

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$750	Osceola County Florida Housing Financial Authority Multi-Family Revenue, Callable 1/1/12 @ 100.00 (FHLMC) (a)	4.05	1/1/37	$755
1,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	935

				51,341

	Georgia — 1.37%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,044
1,250	Gwinnett County Georgia Development Authority Public School Project Certificates of Participation, Prerefunded 1/1/14 @ 100.00 (NATL-RE)	5.25	1/1/20	1,413
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,593

				8,050

	Hawaii — 1.60%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,510
220	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	221
2,500	Honolulu City & County Hawaii Wastewater System Revenue, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/22	2,685

				9,416

	Idaho — 0.39%
1,775	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,810
465	Idaho Housing & Finance Association, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	470

				2,280

	Illinois — 5.23%
230	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	242
470	Bolingbrook Illinois Sales Tax Revenue	5.75	1/1/15	306
535	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	542
2,940	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	2,860
475	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	491
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	506
3,586	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,622
2,330	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,413
240	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	240
655	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	560
2,125	Illinois Educational Facilities Authority Revenue (c)	5.48	7/1/14	1,620
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00	4.25	3/1/34	391
1,250	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,186
645	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	663
3,000	Illinois State, GO, Callable 1/1/20 @ 100.00	5.00	1/1/22	3,143
5,000	Illinois State, Series B, GO	5.00	1/1/16	5,432
1,640	Lake County Illinois Community School District (AGM) (c)	6.31	12/1/17	1,229
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	219
2,742	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,419
325	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building, Callable 2/1/11 @ 100.00 (FGIC)	5.50	2/1/16	338
400	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	400
1,385	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,387
350	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	371
180	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (d)(e)	5.90	2/1/14	167

				30,747

	Indiana — 2.14%
1,170	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,165
1,440	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,427
385	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	386
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,120
2,500	IPS Multi-School Building Corp. Indiana (AGM)	4.50	1/15/31	2,358
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,407
1,735	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,585

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Indiana (continued)
$2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	$2,141

				12,589

	Kentucky — 0.72%
4,010	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,214

	Louisiana — 1.34%
500	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	500
1,015	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	1,047
1,120	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,148
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	322
865	Louisiana Local Government Environmental Facilities Community Development Authority, Series A, Callable 12/1/12 @ 102.00 (AMBAC)	5.20	6/1/17	929
930	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	943
2,886	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,012

				7,901

	Maryland — 0.53%
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,264
750	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	752
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,120

				3,136

	Massachusetts — 2.86%
3,180	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A	5.25	7/1/28	3,660
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,218
335	Massachusetts State Development Finance Agency Revenue, Series A, Callable 10/20/11 @ 105.00 (GNMA)	6.70	10/20/21	382
2,065	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	2,127
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,611
435	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	435
370	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	371

				16,804

	Michigan — 2.04%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,427
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,495
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	299
250	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	257
2,715	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,889
1,000	Michigan State Hospital Finance Authority Revenue, Henry Ford Health System	5.50	11/15/17	1,043
1,275	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,399
195	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	204

				12,013

	Minnesota — 0.08%
445	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA) (b)	7.00	12/1/11	450

	Mississippi — 0.27%
925	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	903
670	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	671

				1,574

	Missouri — 1.91%
545	Grandview Missouri Certificates of Participation (FGIC)	5.25	1/1/18	563
550	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	576
250	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	248

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Missouri (continued)
$5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	$5,637
3,615	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	3,716
170	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	151
325	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	325

				11,216

	Montana — 0.23%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,343

	Nebraska — 0.25%
320	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	318
40	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40
50	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	49
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	222
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	343
1,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	488

				1,460

	Nevada — 1.00%
3,000	Clark County Nevada Airport Revenue System, Series C, Callable 7/1/19 @ 100.00 (AGM)	5.00	7/1/23	3,105
2,250	Clark County Nevada Airport Revenue System, Series D, Callable 1/1/20 @ 100.00	5.00	7/1/23	2,369
415	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	413

				5,887

	New Hampshire — 0.07%
410	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy (ACA)	5.00	7/1/13	401

	New Jersey — 3.26%
85	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	91
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	100
95	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	107
719	Berkeley Township New Jersey GO (AMBAC)	4.50	7/1/20	751
2,190	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,265
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,755
300	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	301
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	590
2,180	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series C, Prerefunded 6/15/13 @ 100.00	5.50	6/15/21	2,473
5,000	Tobacco Settlement Financing Corp. Revenue, Series 1-A, Callable 6/1/17 @ 100.00	4.50	6/1/23	4,738

				19,171

	New Mexico — 1.51%
7,730	New Mexico State Severance Tax Revenue, Series A	5.00	7/1/16	8,858

	New York — 3.96%
105	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	107
185	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	187
895	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	952
500	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	524
3,545	Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A-1	5.00	11/15/13	3,958
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	5,702
760	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	795
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,525
465	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	472
360	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	376
1,415	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,444
5,520	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	6,031
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	211

				23,284

	North Carolina — 2.12%
5,000	Mecklenburg County North Carolina, Series C, GO	5.00	3/1/15	5,760

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina (continued)
$855	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	$857
45	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	45
5,000	North Carolina State, Series A, GO	5.00	3/1/19	5,797

				12,459

	North Dakota — 0.49%
1,250	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,253
1,650	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,653

				2,906

	Ohio — 4.10%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,040
500	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	528
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,023
440	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	443
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,135
500	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	534
3,500	Ohio State Higher Education Facility Revenue, Kenyon College Project, Prerefunded 7/1/13 @ 100.00 (a)	4.70	7/1/37	3,883
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Prerefunded 7/1/15 @ 100.00 (a)	4.95	7/1/37	270
5,000	Ohio State Water Development Authority Water Pollution Control Revenue, Water Quality, Series A, Callable 12/1/19 @ 100	5.00	12/1/23	5,558
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	722
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	213
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	233
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	534
2,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (GIC-Trans America Life Insurance Co.)	4.25	5/1/10	2,001

				24,117

	Oklahoma — 0.36%
285	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.70	9/1/32	298
1,825	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,837

				2,135

	Pennsylvania — 8.12%
1,290	Allegheny County Pennsylvania Hospital Development Authority Revenue, Series B, Prerefunded 11/15/10 @ 102.00	9.25	11/15/15	1,363
1,320	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,345
1,420	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,439
395	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	399
95	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95
1,300	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,171
1,240	Chester Upland School District Pennsylvania	4.20	5/15/13	1,243
1,065	Chester Upland School District Pennsylvania (XLCA)	4.90	9/15/17	1,138
1,405	Chester Upland School District Pennsylvania (XLCA)	4.95	9/15/18	1,486
205	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	205
750	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101.00	7.63	7/1/30	770
3,325	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,515
8,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C (a)	0.92	6/1/37	5,675
250	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	260
240	McKeesport Pennsylvania Area School District, ETM (AGM)	5.00	4/1/13	245
235	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	246
1,800	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,834
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,795
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	688
800	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	833

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	$5,709
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	302
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,021
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,018
250	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	251
2,500	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,508
800	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	802
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	1,016
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,763
840	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	853
700	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	710
280	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	280
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,154
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (General Obligation of University)	5.50	9/15/21	2,318
280	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	280

				47,730

	Puerto Rico — 3.57%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	4,976
5,000	Puerto Rico Electric Power Authority, Power Revenue, Series VV (NATL-RE)	5.25	7/1/29	5,153
4,000	Puerto Rico Public Buildings Authority Revenue Guaranteed, Government Facilities, Series H (XLCA)	5.25	7/1/13	4,239
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,419
185	University of Puerto Rico Revenues	5.50	6/1/12	185

				20,972

	Rhode Island — 0.05%
300	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	300

	South Carolina — 1.40%
1,930	Charleston South Carolina Waterworks & Sewer Revenue, Capital Improvement	5.13	1/1/15	2,210
365	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	385
5,000	Richland County South Carolina School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/21	5,633

				8,228

	South Dakota — 0.08%
395	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	447

	Tennessee — 0.99%
175	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	183
3,050	Memphis Tennesse Electric Systems Revenue, SUB	5.00	12/1/17	3,500
1,645	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,509
590	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	639

				5,831

	Texas — 5.98%
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	970
285	Bexar County Texas Revenue Project, Callable 8/15/10 @ 100.00 (MBIA)	5.75	8/15/22	291
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,843
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,558
288	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	305
400	Lubbock Texas Health Facility Revenue (GNMA)	5.88	3/20/37	412
1,730	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,734
635	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	707
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,708
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,136
1,000	San Antonio Energy Acquisition Public Facility Corp., Gas Supply Revenue	5.25	8/1/17	1,054
4,000	San Antonio Texas Electric & Gas Revenue, Callable 2/1/15 @ 100.00 (NATL-RE-IBC)	5.00	2/1/20	4,366

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	$2,844
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,367
3,000	Texas State Public Financial Authority, Series A, GO	5.00	10/1/13	3,371
500	Texas Water Development Board Revenue, Series B	5.75	7/15/12	501

				35,167

	Utah — 1.39%
525	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	548
410	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	426
3,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,102
785	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	784
420	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	422
2,500	Utah State, Series C, GO	5.00	7/1/18	2,898

				8,180

	Virginia — 0.82%
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,146
185	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	186
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,476

				4,808

	Washington — 3.21%
1,000	Energy Northwest Washington Electric Revenue, Columbia Generating, Series D	5.00	7/1/12	1,087
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,250
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,759
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,049
1,745	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,924
465	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	487
400	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101.00 (RADIAN)	5.85	7/1/12	407
3,485	Washington State, Series 2010-E, GO	5.00	2/1/22	3,885

				18,848

	West Virginia — 0.17%
1,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,024

	Wisconsin — 0.70%
975	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	987
3,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,100

				4,087

	Total Municipal Bonds			570,222

	Taxable Municipal Bonds — 1.06%
	Georgia — 0.12%
790	Fulton County Georgia Development Authority	5.75	3/1/14	688

	Illinois — 0.78%
5,065	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,613

	Ohio — 0.10%
65	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	60
500	Summit County Ohio Port Authority Revenue	5.40	11/15/10	500

				560

	Virginia — 0.06%
4,740	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A (d)	—	9/1/34	349

	Total Taxable Municipal Bonds			6,210

	Corporate Bonds — 0.22%
	Diversified Financial Services — 0.22%
3,939	ASC Equipment (d)(e)	—	3/1/08	—

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (Concluded) - March 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$1,480	Staunton Hotel LLC (a)(f)	6.25	6/1/29	$1,289

				1,289

	Total Corporate Bonds			1,289

	Time Deposits — 1.26%
7,424	State Street Liquidity Management Control System Time Deposit	0.01	4/1/10	7,424

	Total Time Deposits			7,424

	Total Investments (cost $591,319) — 99.57%			585,145

	Other assets in excess of liabilities — 0.43%			2,542

	Net Assets — 100.00%			$587,687

Amounts designated as “-” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2010. The maturity date represents actual maturity date.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Zero Coupon Security. Effective rate shown is as of March 31, 2010.
(d)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.09% of the Portfolio.
(e)	Escrow security due to bankruptcy.
(f)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.22% of the Portfolio’s net assets.

ACA	–	American Capital Access
ADFA/ADED	–	Arkansas Development Finance Authority/ Arkansas Department of Economic Development
AGM	–	Assured Guaranty Municipal Corporation
AMBAC	–	American Municipal Bond Assurance Corporation
AMT	–	Alternative Minimum Tax
CIFG	–	CDC IXIS Financial Guaranty
ETM	–	Escrowed to Maturity
FGIC	–	Financial Guaranty Insurance Company
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GIC	–	Guaranteed Insurance Contract
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
GTY	–	Guaranty
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
MBIA	–	Municipal Bond Insurance Association
MBIA-IBC	–	MBIA Insured Bond Certificate
NATL-RE	–	Reinsurance provided by National Reinsurance
NATL-RE-IBC	–	Reinsurance provided by National Reinsurance Insured Bond Certificate
PSF-GTD	–	Permanent School Fund Guaranteed
RADIAN	–	Radian Group, Inc.
SCSDE	–	Insured by South Carolina School Discount Enhancement
SONYMA	–	State of New York Mortgage Agency
SUB	–	Subordinate Bond
XLCA	–	XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments – March 31, 2010 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2010, the Trust offered seventeen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) The Commodity Related Securities Portfolio (“Commodity Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). As of March 31, 2010, the Commodity Portfolio and Intermediate Municipal II Portfolio did not have any assets. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each Portfolio’s NAV per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the security is valued at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and and when the NAV is calculated for the Institutional Value Portfolio, Institutional Growth Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Institutional Value Portfolio, the Institutional Growth Portfolio, the Real Estate Portfolio, International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2010 (Unaudited)

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2010 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Equity Portfolio
Common Stocks[1]	$472,006	$—	$—	$472,006
U.S. Treasury Obligations	—	479	—	479
Time Deposits	—	4,601	—	4,601
Mutual Funds	492	—	—	492

Total Investments	$472,498	$5,080	$—	$477,578

Other Financial Instruments[2]:	28	—	—	28

Institutional Value Equity Portfolio
Common Stocks[1]	$633,493	$—	$—	$633,493
Corporate Bonds[1]	—	3,999	—	3,999
Asset Backed Securities	—	3,113	—	3,113
Collateralized Mortgage Obligations	—	22,065	—	22,065
Certificates of Deposit	—	906	—	906
Foreign Bonds	—	7,581	—	7,581
Municipal Bonds[3]	—	1,104	—	1,104
U.S. Government Agency Mortgages	—	1,351	—	1,351
U.S. Treasury Obligations	—	71,430	—	71,430
Yankee Dollars	—	2,961	—	2,961
Time Deposits	—	91,361	—	91,361
Mutual Funds	23,026	—	—	23,026
Put Options Purchased	1	—	—	1
Repurchase Agreements	—	17,700	—	17,700

Total Investments	$656,520	$223,571	$—	$880,091

Other Financial Instruments[2]:	3,513	116	—	3,629

Growth Equity Portfolio
Common Stocks[1]	$704,874	$—	$—	$704,874
U.S. Treasury Obligations	—	192	—	192
Mutual Funds	—	—	—	—

Total Investments	$704,874	$192	$—	$705,066

Other Financial Instruments[2]	38	—	—	38

Institutional Growth Equity Portfolio
Common Stocks[1]	$802,039	$—	$—	$802,039
Corporate Bonds[2]	—	5,395	—	5,395
Asset Backed Securities	—	5,460	—	5,460
Collateralized Mortgage Obligations	—	33,849	—	33,849
Certificates of Deposit	—	1,309	—	1,309
Foreign Bonds	—	10,541	—	10,541
Municipal Bonds	—	1,606	—	1,606
U.S. Government Agency Mortgages	—	1,175	—	1,175
U.S. Treasury Obligations	—	91,288	—	91,288
Yankee Dollars	—	4,063	—	4,063
Time Deposits	—	71,822	—	71,822
Mutual Funds	8,170	—	—	8,170
Put Options Purchased	2	—	—	2
Repurchase Agreements	—	13,900	—	13,900

Total Investments	$810,211	$240,408	$—	$1,050,619

Other Financial Instruments[2]	5,101	(28)	—	5,073

Small Capitalization Equity Portfolio
Common Stocks[1]	$132,852	$—	$—	$132,852
Preferred Stocks[1]	1	—	—	1
U.S. Treasury Obligations	—	30	—	30
Time Deposits	—	2,708	—	2,708
Mutual Funds	54	—	—	54

Total Investments	$132,907	$2,738	$—	$135,645

Other Financial Instruments[2]	1	—	—	1

Institutional Small Capitalization Portfolio
Common Stocks[1]	$182,059	$—	$—	$182,059
Preferred Stocks[1]	10	—	—	10
U.S. Treasury Obligations	—	100	—	100
Time Deposits	—	4,716	—	4,716
Mutual Funds	524	—	—	524

Total Investments	$182,593	$4,816	$—	$187,409

Other Financial Instruments[2]	— ^	—	—	— ^

Real Estate Securities Portfolio
Common Stocks[1]	$196,086	$—	$—	$196,086
Mutual Funds	23,238	—	—	$23,238

Total Investments	$219,324	$—	$—	$219,324

Other Financial Instruments[2]	—	1	—	1

International Equity Portfolio
Portfolio
Common Stocks[1,4]	$965,280	$7,893	$—	$973,173
Convertible Corporate Bonds[1]	—	943	—	943
Time Deposits	—	36,392	—	36,392

Total Investments	$965,280	$45,228	$—	$1,010,508

Other Financial Instruments[2]	—	275	—	275
Institutional International Equity Portfolio
Common Stocks[1,4]	$1,475,822	$13,413	$—	$1,489,235
Time Deposits	—	50,664	—	50,664

Total Investments	$1,475,821	$64,078	$—	$1,539,899

Other Financial Instruments[2]	—	422	—	422
Emerging Markets Portfolio
Common Stocks[1,4]	$272,770	$4,362	$—	$277,132
Mutual Funds	37,901	—	—	37,901

Total Investments	$310,670	$4,363	$—	$315,033

Other Financial Instruments[2]	270	168	—	438

Fixed Income Portfolio
Collateralized Mortgage Obligations	$—	$75,718	$—	$75,718
U.S. Government Agency Mortgages	—	128,008	—	128,008
U.S. Government Agency Securities	—	2,016	—	2,016
Convertible Corporate Bonds[1]	—	2,808	—	2,808
Corporate Bonds[1]	—	93,791	—	93,791
Asset Backed Securities	—	3,708	—	3,708
Taxable Municipal Bonds	—	11,537	—	11,537
U.S. Treasury Obligations	—	65,592	—	65,592
Yankee Dollars[1]	—	38,804	—	38,804
Mutual Funds	28,636	—	—	28,636

Total Investments	$28,636	$421,982	$—	$450,618

Fixed Income II Portfolio
Collateralized Mortgage Obligations	$—	$39,268	$—	$39,268
U.S. Government Agency Mortgages	—	143,201	—	143,201
U.S. Government Agency Securities	—	8,869	—	8,869
Corporate Bonds[1]	—	90,983	—	90,983
Foreign Bonds[1]	—	1,019	—	1,019
Asset Backed Securities	—	20,134	—	20,134
Municipal Bonds[3]	—	6,448	—	6,448
U.S. Treasury Obligations	—	25,806	—	25,806
Yankee Dollars[1]	—	27,850	—	27,850
Time Deposits	—	38,113	—	38,113

Total Investments	$—	$401,691	$—	$401,691

Other Financial Instruments[2]	(55)	46	—	(9)

Fixed Income Opportunity Portfolio
Corporate Bonds[1]	$—	$333,861	$—	$333,861
Convertible Corporate Bonds[1]	—	2,891	—	2,891
Yankee Dollars[1]	—	40,870	—	40,870
Common/Preferred Stocks and Rights[1]	997	—	—	997
Time Deposits	—	23,649	—	23,649

Total Investments	$997	$401,271	$—	$402,268

Short-Term Municipal Bond Portfolio
Municipal Bonds[3]	$—	$34,219	$—	$34,219
Mutual Funds	891	—	—	891

Total Investments	$891	$34,219	$—	$35,110

Intermediate Term Municipal Bond Portfolio
Municipal Bonds[3]	$—	$570,222	$—	$570,222
Taxable Municipal Bonds[3]	—	6,210	—	6,210
Corporate Bonds[1]	—	1,289	—	1,289
Time Deposits	—	7,424	—	7,424

Total Investments	$—	$585,145	$—	$585,145

[1]	Please see the Portfolio of Investments for industry classification.
[2]

Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options currency contracts and swap agreements, which are valued at the unrealized appreciation/(depreciation) on the instrument.

[3]	Please see the Portfolio of Investments for State classification.
[4]	Please see the Portfolio of Investments for securities noted as Level 2.
^	Amounts designated as “-” are $0 or have been rounded to $0.

There were no Level 3 investments in the Portfolios during the three months ended March 31, 2010.

B. Securities Transactions. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

C. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or if unrated are of comparable quality, provided that the collateral must be an eligible investment for the Portfolio.

D. TBA Purchase Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

E. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements. The Portfolios have engaged in limited derivative activity. The notional amounts in the Portfolios of Investments are representative of typical volumes.

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2010 (Unaudited)

recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s Currency Contracts tables. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at March 31, 2010, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security.

Options Contracts — Written Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

Swap Agreements — Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.

A swap is a two-party contract entered into for periods ranging from a day to more than one-year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

The primary risks associated with the use of a swap are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The Portfolio will bear the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedules of Portfolio Investments.

F. Recently Issued Accounting Pronouncements. In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures - Overall”. The amendment requires the disclosure of input and valuation techniques used to measure fair

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2010 (Unaudited)

value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reasons for the transfers. Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. New disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 roll forward of activity in fair value measurements is effective for interim and fiscal periods beginning after December 15, 2010. Management is currently evaluating the impact the adoption of this update will have on the Portfolios’ financial statements and related disclosures.

3. WRITTEN OPTIONS. The Institutional Value Portfolio and Institutional Growth Portfolio had the following transactions in written call and put options during the period ended March 31, 2010:

Institutional Value Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at December 31, 2009	(8)	$(15)
Options written	(3,434)	(260)
Options expired	38	43
Options closed	4	9

Options outstanding at March 31, 2010	(3,400)	$(223)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at December 31, 2009	(10)	$(19)
Options written	(4,774)	(359)
Options expired	54	56
Options closed	6	13

Options outstanding at March 31, 2010	(4,724)	$(309)

4. FEDERAL INCOME TAXES. As of March 31, 2010, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Fund	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation (Depreciation)
Value Portfolio	$426,296	$98,321	$(47,039)	$51,282
Institutional Value Portfolio	816,641	79,712	(16,262)	63,450
Growth Portfolio	552,502	187,192	(34,628)	152,564
Institutional Growth Portfolio	967,828	106,281	(23,490)	82,791
Small Cap Portfolio	122,392	24,008	(10,755)	13,253
Institutional Small Cap Portfolio	169,477	25,758	(7,826)	17,932
Real Estate Portfolio	181,252	38,744	(672)	38,072
International Portfolio	794,793	261,026	(45,311)	215,715
Institutional International Portfolio	1,505,526	80,571	(46,198)	34,373
Emerging Markets Portfolio	303,239	18,263	(6,469)	11,794
Fixed Income Portfolio	443,490	13,971	(6,843)	7,128
Fixed Income II Portfolio	398,809	7,853	(4,971)	2,882
Fixed Opportunity Portfolio	379,269	26,291	(3,292)	22,999
Short-Term Municipal Portfolio	34,276	847	(13)	834
Intermediate Municipal Portfolio	590,984	11,585	(17,424)	(5,839)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/S/ DONALD E. CALLAGHAN
Donald E. Callaghan, Principal Executive Officer

Date	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT J. ZION
Robert J. Zion, Principal Financial Officer

Date	May 27, 2010

By (Signature and Title)	/S/ DONALD E. CALLAGHAN
Donald E. Callaghan, Principal Executive Officer

Date	May 26, 2010